                                                    Registration Nos. 333-109206
                                                                       811-02441

     As filed with the Securities and Exchange Commission on April 30, 2008

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.    [_]    [_]

     Post-Effective Amendment No.   [10]   [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.                  [120]  [X]

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D
                           (Exact Name of Registrant)

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              2727-A Allen Parkway
                            Houston, Texas 77019-2191
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (713) 831-8470
               (Depositor's Telephone Number, including Area Code)

                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                      American General Life Companies, LLC
                               2929 Allen Parkway
                            Houston, Texas 77019-2191
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that the filing will become effective (check appropriate box)

     [_]  immediately upon filing pursuant to paragraph (b)

     [X]  on April 30, 2008 pursuant to paragraph (b)

     [_]  60 days after filing pursuant to paragraph (a)(1)

     [_]  on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Units of interest in American General Life Insurance Company Separate Account D under variable annuity contracts.

                              PLATINUM INVESTOR(R)
                           IMMEDIATE VARIABLE ANNUITY
                    Single Premium Immediate Variable Annuity
                               Contract issued by
                     American General Life Insurance Company
                         through its Separate Account D

                     This prospectus is dated April 30, 2008

This prospectus describes information you should know before you purchase a Platinum Investor Immediate Variable Annuity (the "Platinum Investor Annuity"). Ons page 5 you will find definitions of certain capitalized terms used in this prospectus. Please read this prospectus carefully and keep it for future reference. For information on how to contact us, please see page 4.

The Platinum Investor Annuity is a single premium immediate variable annuity Contract (the "Contract" or "Contracts") between you and American General Life Insurance Company ("AGL") where you agree to make one Premium Payment to AGL and AGL agrees to make a stream of Income (annuity) Payments at a later date. The Contract is a single premium, immediate, variable annuity offered to individuals. It is immediate because we start making Income Payments within 12 months from the Contract Date.

The AGL declared fixed interest account (the "Fixed Account") is the fixed investment option for the Contract. AGL's Separate Account D (the "Separate Account") provides access to investment in the Contract's variable investment options. Currently, the Contract's variable investment options each purchase shares of a corresponding Fund of:

..    AIG Retirement Company I ("AIG Retirement Co. I")
..    AIM Variable Insurance Funds ("AIM V.I.")
..    The Alger American Fund ("Alger American")
..    American Century Variable Portfolios, Inc. ("American Century VP")
..    American Century Variable Portfolios II, Inc. ("American Century VP II")
..    Credit Suisse Trust ("Credit Suisse Trust")
..    Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")
..    Franklin Templeton Variable Insurance Products Trust
        ("Franklin Templeton VIP")
..    Janus Aspen Series ("Janus Aspen")
..    J.P. Morgan Series Trust II ("JPMorgan")
..    MFS(R) Variable Insurance Trust(SM) ("MFS(R) VIT")
..    Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT")
..    Oppenheimer Variable Account Funds ("Oppenheimer")
..    PIMCO Variable Insurance Trust ("PIMCO VIT")
..    Pioneer Variable Contracts Trust ("Pioneer")
..    Putnam Variable Trust ("Putnam VT")
..    SunAmerica Series Trust ("SunAmerica ST")
..    Van Kampen Life Investment Trust ("Van Kampen LIT")
..    Vanguard(R) Variable Insurance Fund ("Vanguard VIF")

See "Variable Investment Options" on page 10 for a complete list of the variable investment options and the respective advisors and sub-advisors of the corresponding Funds. You should also read the prospectuses of the Funds underlying the variable investment options that may interest you that we have made available to you.

Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

The Contracts are not insured by the FDIC, the Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity is subject to investment risks, including possible loss of principal invested.

The Contracts are not available in all states. This prospectus does not offer the Contracts in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, or on sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.

                                TABLE OF CONTENTS

DEFINITIONS..................................................................................    5
SUMMARY OF THE CONTRACT......................................................................    6
   Purpose of the Platinum Investor Annuity Contract.........................................    7
   Types of Contracts........................................................................    7
   Purchase of the Contract..................................................................    7
   The Investment Options....................................................................    7
   Expenses..................................................................................    8
   Right to Cancel the Contract..............................................................    8
   Withdrawals...............................................................................    8
   Income Payments...........................................................................    8
FEE TABLES...................................................................................    9
CONDENSED FINANCIAL INFORMATION..............................................................   10
INVESTMENT OPTIONS...........................................................................   10
   Variable Investment Options...............................................................   10
   Voting Privileges.........................................................................   14
   Fixed Account.............................................................................   14
PARTIES INVOLVED IN THE CONTRACT.............................................................   15
   Contract Owner............................................................................   15
   Annuitant and Joint Annuitant.............................................................   16
   Payee.....................................................................................   17
   Beneficiary and Contingent Beneficiary....................................................   17
THE CONTRACT AND HOW IT WORKS................................................................   17
   General Description.......................................................................   17
   Purchasing a Contract.....................................................................   18
   Allocation of Premium Payment.............................................................   18
   Right to Cancel...........................................................................   19
   Key Contract Dates........................................................................   19
   Income Payments...........................................................................   20
   Access to your Money......................................................................   20
   Rights Reserved by the Company............................................................   20
TRANSFERS....................................................................................   21
   Transfers Among Investment Options........................................................   21
   How Transfers among Variable Investment Options are effected..............................   21
   Telephone Transfers.......................................................................   21
   Effective Date of Transfers Among Variable Investment Options.............................   21
   Withdrawals and Transfer Requests in Good Order...........................................   22
   Automatic Rebalancing.....................................................................   22
   Market Timing.............................................................................   22
      Market timing..........................................................................   22
      Restrictions initiated by the funds and information sharing obligations................   23
EXPENSES.....................................................................................   24
   Mortality and Expense Risk Charge.........................................................   24
   Administrative Charge.....................................................................   24
   Contract Fee..............................................................................   24
   Sales Charge..............................................................................   24
   Withdrawal Charge.........................................................................   24
   Statutory Premium Taxes...................................................................   25
   Transfer Fee..............................................................................   25

   Fund Expenses.............................................................................   25
   General...................................................................................   25
INCOME PAYMENTS..............................................................................   25
   Generally.................................................................................   25
   Income Start Date.........................................................................   26
   Frequency and Amount of Income Payments...................................................   26
   Semi-Annual Benefit Leveling..............................................................   26
   Payout Options............................................................................   27
   Annuity Income Units......................................................................   28
   Determination of the Initial Variable Income Payment......................................   29
   Additional Items that may Impact Income Payments..........................................   29
   Determination of Subsequent Variable Income Payments......................................   29
   Assumed Investment Return.................................................................   30
ACCESS TO YOUR MONEY.........................................................................   30
   Generally.................................................................................   30
   Withdrawal Rights.........................................................................   30
   Example of Withdrawal for a Certain Period Contract.......................................   33
   Example of Withdrawal from a Lifetime Income with Certain Period Contract: Male age 65...    33
   Example of Withdrawal from a Lifetime Income with Certain Period Contract: Male age 75....   34
   Deferment of Payments.....................................................................   34
DEATH BENEFIT................................................................................   35
   Succession of Contract Ownership..........................................................   35
   Notification of Death.....................................................................   35
   Death of the Contract Owner and/or Annuitant..............................................   35
   Designation of Beneficiary................................................................   36
PERFORMANCE..................................................................................   36
TAXES........................................................................................   37
   Introduction..............................................................................   37
   Annuity Contracts in General..............................................................   37
   Tax Treatment of Distributions - Qualified Contracts......................................   38
   Distributions In General..................................................................   38
   Tax Treatment of Distributions - Non-Qualified Contracts..................................   40
   Non-Qualified Contracts Owned by Non-Natural Persons......................................   41
   Section 1035 Exchanges....................................................................   41
   Diversification and Investor Control......................................................   41
   Withholding...............................................................................   41
OTHER INFORMATION............................................................................   42
   American General Life Insurance Company...................................................   42
   Distribution of the Contract..............................................................   42
   Legal Proceedings.........................................................................   43
FINANCIAL STATEMENTS.........................................................................   43
APPENDIX A...................................................................................   44
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.................................   49

CONTACT INFORMATION: Here is how you can contact us about the Platinum Investor Immediate Variable Annuity

                 ADMINISTRATIVE CENTER:                 HOME OFFICE:                                 PREMIUM PAYMENTS:
-----------------------------------------------------   -------------------------------   ---------------------------------------
(Express Delivery)          (U.S. Mail)                 American General Life Insurance   (Express Delivery)
American General Life       American General Life       Company                           American General Life Insurance Company
Insurance Company           Insurance Company           2727-A Allen Parkway              c/o Southwest Bank of Texas
SPIA Operations 2-D1        SPIA Operations 2-D1        Houston, Texas 77019-2116         P. O. Box 4532
2727-A Allen Parkway        P. O. Box 3018              1-800-242-4079                    Houston, Texas 77002
Houston, Texas 77019-2116   Houston, Texas 77019-2116   1801 Main Street                  (U.S. Mail)
1-800-242-4079                                                                            American General Life Insurance Company
Fax: 1-713-620-3139                                                                       c/o Southwest Bank of Texas
(Except Premium Payments)                                                                 P. O. Box 4532
                                                                                          Houston, Texas 77210

                                   DEFINITIONS

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Administrative Center - Our Administrative Center is located at 2727-A Allen Parkway 2-D1, Houston, Texas 77019-2116, telephone: 1-800-242-4079.

AGL - American General Life Insurance Company.

Annuitant - The person whose life determines the duration of Income Payments involving life contingencies. The Annuitant is usually the Contract Owner, but in some circumstances the Contract Owner may not be the Annuitant. In addition, certain Payout Options under the Contract permit a Joint Annuitant. In the event there is a Joint Annuitant then the main Annuitant is considered to be the "Primary Annuitant." Certain Qualified Contracts require the Annuitant and the Contract Owner to be the same person.

Annuity Starting Date - The latter of the Contract Date and the first day of the first Modal Time Period.

Annuity Income Unit - An accounting unit of measure used to calculate Income Payments.

Annuity Income Unit Value - The value of one Annuity Income Unit.

Assumed Investment Return - The Assumed Investment Return (or "AIR") is a factor used in calculating the initial and subsequent variable Income Payments.

Beneficiary - The person (or entity) selected by the Contract Owner to become the new Contract Owner in the event that the Contract Owner(s) and the Annuitant(s) die.

Company - American General Life Insurance Company, 2727-A Allen Parkway, Houston, Texas 77019-2116. Unless otherwise noted, all references to "we" or "us" in this prospectus refer to the Company, AGL.

Contract Date - The date your Contract is issued and becomes effective.

Contract Owner - The person (or persons) who controls all the rights and benefits under the Contract. Unless otherwise noted, all references to "you" or "your", in this prospectus, refer to the Contract Owner.

Contract Year - Each 12 month period beginning on the Contract Date.

Death Benefit - The amount payable, if any, after the Contract Owner and Annuitant die.

Division - Separate and distinct Divisions of the Separate Account to which underlying shares of a Fund are allocated. The performance of the selected Division(s) is used to determine the value of variable Income Payments.

Fixed Account - The portion of the Premium Payment allocated to AGL's general account to provide for fixed Income Payments.

Income Payments - The series of periodic Income (annuity) Payments selected by the Contract Owner.

Income Start Date - The date on which Income Payments begin. You choose this date when you purchase the Contract. It cannot be later than 12 months after the Contract Date.

Modal Time Period - The period of time (mode) ending on the date that an Income Payment is made. For example, if you select monthly Income Payments, the Modal Time Period begins after an Income Payment is made and ends a month later when the next Income Payment is made.

Non-Qualified Contract - An annuity purchased with dollars already subjected to taxation.

Payee - The person or party designated to receive Income Payments.

Payout Option - The manner in which the stream of Income Payment(s) is paid to the Payee.

Premium Payment - Money sent to us to purchase your Contract. Because the Contract is a single Premium Payment Contract, you are permitted to make only one Premium Payment to us. However, the Premium Payment may come to us from multiple sources. All references, in this prospectus, to "net Premium Payment" mean your Premium Payment minus taxes and one-time charges.

Premium Tax - A tax or similar type fee charged by a state or municipality on your Premium Payment.

Qualified Contract - An annuity purchased with premium dollars protected from current taxation by some type of employer retirement plan, such as a 403(b), or 401(k), or by an IRA.

Right to Cancel - Time period immediately following the Contract Date, when you may return your Contract to the Company. Your Contract or materials related to your Contract may use the terms "Right to Examine Period" or "Free Look Period" to describe the Right to Cancel.

SAI - Statement of Additional Information.

Semi-Annual Benefit Leveling - The adjustment to variable Income Payments to make Income Payments made during the following six months equal in amount.

Valuation Date or Valuation Day - Each day that the New York Stock Exchange ("NYSE") is open for trading. We compute Contract values as of the time the NYSE closes on each Valuation Date, which is usually 3:00 p.m. Central time.

Valuation Period - The period between the close of business (which is the close of the NYSE) on any Valuation Date and the close of business for the next succeeding Valuation Date.

                             SUMMARY OF THE CONTRACT

This summary provides a brief overview of the significant features of the Contract. You can find additional information later in this prospectus, in the SAI, and in the Contract itself. This prospectus applies principally to the variable investment options and related aspects of the Contract. The fixed investment option is discussed under the heading "Fixed Account." All page number references refer to pages in this prospectus unless otherwise stated. Immediate annuities, such as the Contract are often referred to as "income annuities."

Purpose of the Platinum Investor Annuity Contract

The Contract described in this prospectus provides Income Payments to the Payee, based on:

     -    the life of the Annuitant(s);

     -    the life of the Annuitant(s) with a certain period of years; or

     -    for a certain period of years.

You may select from a number of Payout Options. You may choose Income Payments that are fixed, variable, or a combination of fixed and variable. You may choose Income Payments on a monthly, quarterly, semi-annual, or annual basis.

Types of Contracts

There are two types of Contracts, qualified and non-qualified. A Qualified Contract must be purchased with contributions rolled-over from a qualified plan such as a 401(a) or 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA or Roth IRA. You may purchase a Non-Qualified Contract with money from any source other than a qualified source.

Purchase of the Contract

The minimum amount to purchase a Contract is $25,000. You cannot add to your Contract at a later date (it is a single Premium Payment Contract.). We reserve the right to accept a Premium Payment below that amount or reject a Premium Payment in excess of limits we establish from time to time. Prior AGL approval is required for any aggregated Premium Payment exceeding $1,000,000. In general, we will not issue a Contract with Annuitant(s) over age 90, but reserve the right to increase or decrease that age.

The Investment Options

Variable Investment Options. When you purchase the Contract, you may allocate your Premium Payment to our Separate Account to provide for variable Income Payments. Our Separate Account is divided into 103 Divisions, 45 of which are offered under the Contract. Each of the 45 Divisions constitutes a variable investment option, and invests exclusively in shares of a specific Fund (each available portfolio is referred to in this prospectus as a "Fund" and collectively the "Funds"). See page 11 of this prospectus for a list of the underlying Funds and their Investment Advisors.

The investment performance of each Division is linked to the investment performance of its corresponding underlying Fund. Assets in each of the Divisions belong to AGL, but are accounted for separately from AGL's other assets and can be used only to satisfy its obligations under the Contracts.

Allocating part or all of your Premium Payment to a Division means you have elected, at least in part, variable Income Payments. The amount of your variable Income Payments will increase or decrease depending on the investment performance of the Division(s) you selected. You bear the investment risk for amounts allocated to a Division.

Fixed Account. You can also allocate all or part of your premium to the Fixed Account and elect fixed Income Payments. With the Fixed Account, you will receive fixed Income Payments that will not fluctuate from the scheduled amount set forth in your Contract.

No transfers or withdrawals may be made out of the Fixed Account.

Expenses

AGL deducts the following charges in connection with the Contract. For additional information, see "EXPENSES" on page 24.

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each variable investment option for mortality and expense risks.

Administrative Charge. We deduct a daily administrative charge from the assets of each variable investment option.

Statutory Premium Tax Charge. Certain states assess a Premium Tax charge for Premium Payments made under the Contract. If applicable, the Premium Tax will be deducted from your single Premium Payment upon its receipt by the Company. See "Premium Taxes" in this prospectus for more information.

Sales Charge.  We deduct a one time sales charge from your Premium Payment.

Withdrawal Charge. During the first eight Contract Years, we deduct a withdrawal charge for each full or partial withdrawal under the Contract.

Contract Fee.  We deduct a one time charge from your Premium Payment.

Fund Expenses. The management fees and other expenses of the Funds are paid by the Funds and are reflected in the net asset values of the Funds' shares.

Right to Cancel the Contract

You may cancel your Contract within ten days after receiving it (or longer if your state requires). We will refund your Premium Payment, adjusted as required by your Contract, or as required in your state. See "Right to Cancel" on page 19.

Withdrawals

Depending on the Payout Option you choose, you may be permitted to make one partial withdrawal per Contract Year of not less than $2,500 or a full withdrawal of monies from the variable investment options portion of your Contract. All partial and full withdrawals are subject to a 1% (of the amount withdrawn) withdrawal charge during the first eight Contract Years. However, please keep in mind that the Contract is designed to meet long-term financial goals. The Contract is not suitable as a short-term investment.

Income Payments

Income Payments begin on the Income Start Date. Income Payments will be based on the Payout Option chosen at the time of application. Once selected on the application and received by our Administrative Center, the Payout Option may not be changed or modified. You can receive fixed or variable Income Payments or a combination of the two. Fixed Income Payments will not fluctuate from the scheduled amount set forth in your Contract. Variable Income Payments will change from Income Payment to

Income Payment depending on the performance of the variable investment option(s) that you have chosen. With a combination of fixed and variable Income Payments, a portion of your Income Payments will not fluctuate from the scheduled amount set forth in your Contract, and a portion will fluctuate.

You can receive payments for life, for life with a certain period, or for a certain period only. You can also receive payments on a monthly, quarterly, semi-annual, or annual basis.

See "INCOME PAYMENTS" on page 25 for more detailed information. You may also wish to contact your tax or other financial advisor to determine the types of Income Payments that may be right for you.

                                   FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning and withdrawing money from the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw money from the Contract, or transfer amounts between investment options. State Premium Taxes may also be charged. The charges remain constant over the life of the Contract; we reserve the right to increase the charges to the maximum amounts on Contracts issued in the future.

                   Maximum Contract Owner Transaction Expenses

                         Charge                                                      Maximum Amount
---------------------------------------------------   ----------------------------------------------------------------------
Sales Load Imposed on Purchases (as a percentage of   4.0%
Premium Payment)

Withdrawal Charge*                                    1.0% of the amount withdrawn

Contract Fee (one time)                               $100

Transfer Fee                                          $25 (There is no charge for the first 12 transfers each Contract Year;
                                                      thereafter, we reserve the right to charge a fee of $25 per transfer.)

Statutory Premium Taxes - Qualified Contracts         0 - 1% of premium

Statutory Premium Taxes - Non-Qualified Contracts     0 - 3.5% of premium

----------
* The Withdrawal Charge applies for the first 8 Contract Years only. Only Payout Options 2, 4 and 5 permit withdrawals.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

   Separate Account Annual Expenses (as a percentage of average daily variable account value)

                    Charge                     Current Amount   Maximum Amount
--------------------------------------------   --------------   --------------
Mortality and Expense Risk Charge                   0.40%            1.10%

Administrative Charge                               0.15%            0.15%

      Total Separate Account Annual Expenses        0.55%            1.25%

The next table describes the Fund fees and expenses that the Fund will charge periodically during the time that you own the Contract. The table shows the maximum and minimum Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2007. Current and future expenses for the Funds may be higher or lower than those shown.

    Annual Fund Fees and Expenses (as a percentage of average daily variable account value)

                                       Charge                  Maximum   Minimum
------------------------------------------------------------   -------   -------
Total Annual Fund Operating Expenses (expenses that are
deducted from fund assets include management fees,
distribution (12b-1) fees, and other expenses)(1)                 1.28%   0.24%

Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses.

/1/ Currently 12 of the Funds have contractual reimbursements or fee waivers. These reimbursements or waivers will last expire no later than April 30, 2009. The impact of contractual reimbursements or fee waivers is as follows:

Charge                                                      Maximum   Minimum
---------------------------------------------------------   -------   -------
Total Annual Fund Operating Expenses for all of the Funds
After Contractual Reimbursement or Fee Waiver                1.18%     0.24%

                         CONDENSED FINANCIAL INFORMATION

There were no historical unit values as of the date of this prospectus.

                               INVESTMENT OPTIONS

Variable Investment Options

Separate Account D. AGL established Separate Account D on November 19, 1973. The Separate Account has 102 Divisions, 45 of which are available under the Contracts offered by this prospectus. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act.

Each Division of the Separate Account is part of AGL's general business, and the assets of the Separate Account belong to AGL. Under Texas law and the terms of the Contracts, the assets of the Separate Account will not be chargeable with liabilities arising out of any other business that AGL may conduct. These assets will be held exclusively to meet AGL's obligations under this Contract and other variable annuity contracts issued through the Separate Account. Furthermore, AGL credits or charges the Separate Account with the income, gains, and losses from the Separate Account's assets, whether or not realized, without regard to other income, gains, or losses of AGL.

Divisions. We divided the Separate Account into Divisions, each of which invests in shares of a corresponding underlying Fund. One or more of the Funds may sell its shares to other funds. You may invest your Premium Payment in Divisions investing in the Funds listed in the following table. The name of each underlying Fund describes its type (for example, money market fund, growth fund, equity fund, etc.), except for the underlying Funds with footnotes next to their name. The text of the footnotes follows the table. For these underlying Funds, whose name does not describe their type, we provide that information immediately following the table.

              Underlying Funds                               Investment Advisor (sub-advisor, if applicable)
----------------------------------------------------   -------------------------------------------------------------
AIG Retirement Co. I/1/ International Equities Fund    VALIC* (AIG Global Investment Corp.)

AIG Retirement Co. I/1/ Mid Cap Index Fund             VALIC* (AIG Global Investment Corp.)

AIG Retirement Co. I/1/ Money Market I Fund            VALIC* (AIG SunAmerica Asset Management Corp.)

AIG Retirement Co. I/1/ Nasdaq-100(R) Index Fund       VALIC* (AIG Global Investment Corp.)

AIG Retirement Co. I/1/ Science & Technology Fund/2/   VALIC* (RCM Capital Management, LLC)
                                                       (T. Rowe Price Associates, Inc.)
                                                       (Wellington Management Company, LLP)

AIG Retirement Co. I/1/ Small Cap Index Fund           VALIC* (AIG Global Investment Corp.)

AIG Retirement Co. I/1/ Stock Index Fund               VALIC* (AIG Global Investment Corp.)

AIM V.I. International Growth Fund - Series I Shares   Invesco Aim Advisors, Inc.
                                                       (AIM Funds Management Inc.)
                                                       (Invesco Asset Management Deutschland, GmbH)
                                                       (Invesco Asset Management (Japan) Limited)
                                                       (Invesco Asset Management Limited)
                                                       (Invesco Australia Limited)
                                                       (Invesco Global Asset Management (N.A.), Inc.)
                                                       (Invesco Hong Kong Limited)
                                                       (Invesco Institutional (N.A.), Inc.)
                                                       (Invesco Senior Secured Management, Inc.)

Alger American Capital Appreciation Portfolio -
   Class O Shares/3/                                   Fred Alger Management, Inc.

Alger American MidCap Growth Portfolio -
   Class O Shares                                      Fred Alger Management, Inc.

American Century VP Value Fund                         American Century Investment Management, Inc.

American Century VP II Inflation Protection Fund       American Century Investment Management, Inc.

Credit Suisse Trust Small Cap Core I Portfolio         Credit Suisse Asset Management, LLC

Fidelity(R) VIP Asset Manager(SM) Portfolio -
   Service Class 2/4/                                  Fidelity Management & Research Company (FMR Co., Inc.)
                                                       (Fidelity International Investment Advisors)
                                                       (Fidelity International Investment Advisors (U.K.) Limited)
                                                       (Fidelity Investments Japan Limited)
                                                       (Fidelity Investments Money Management, Inc.)
                                                       (Fidelity Management & Research (U.K.) Inc.)
                                                       (Fidelity Research & Analysis Company)

Fidelity(R) VIP Contrafund(R) Portfolio -
   Service Class 2/5/                                  Fidelity Management & Research Company (FMR Co., Inc.)
                                                       (Fidelity International Investment Advisors)
                                                       (Fidelity International Investment Advisors (U.K.) Limited)
                                                       (Fidelity Investments Japan Limited)
                                                       (Fidelity Management & Research (U.K.) Inc.)
                                                       (Fidelity Research & Analysis Company)

Fidelity(R) VIP Equity-Income Portfolio -
   Service Class 2                                     Fidelity Management & Research Company
                                                       (FMR Co., Inc.)
                                                       (Fidelity International Investment Advisors)
                                                       (Fidelity International Investment Advisors (U.K.) Limited)
                                                       (Fidelity Investments Japan Limited)
                                                       (Fidelity Management & Research (U.K.) Inc.)
                                                       (Fidelity Research & Analysis Company)

Fidelity(R) VIP Freedom 2020 Portfolio -
   Service Class 2/6/                                  Strategic Advisers(R), Inc.
                                                       Fidelity Management & Research Company

              Underlying Funds                               Investment Advisor (sub-advisor, if applicable)
----------------------------------------------------   -------------------------------------------------------------
Fidelity(R) VIP Freedom 2025 Portfolio -
   Service Class 2/7/                                  Strategic Advisers(R), Inc.
                                                       Fidelity Management & Research Company

Fidelity(R) VIP Freedom 2030 Portfolio -
   Service Class 2/8/                                  Strategic Advisers(R), Inc.
                                                       Fidelity Management & Research Company

Fidelity(R) VIP Growth Portfolio - Service Class 2     Fidelity Management & Research Company
                                                       (FMR Co., Inc.)
                                                       (Fidelity International Investment Advisors)
                                                       (Fidelity International Investment Advisors (U.K.) Limited)
                                                       (Fidelity Investments Japan Limited)
                                                       (Fidelity Management & Research (U.K.) Inc.)
                                                       (Fidelity Research & Analysis Company)

Fidelity(R) VIP Mid Cap Portfolio - Service Class 2    Fidelity Management & Research Company (FMR Co., Inc.)
                                                       (Fidelity International Investment Advisors)
                                                       (Fidelity International Investment Advisors (U.K.) Limited)
                                                       (Fidelity Investments Japan Limited)
                                                       (Fidelity Management & Research (U.K.) Inc.)
                                                       (Fidelity Research & Analysis Company)

Franklin Templeton VIP Franklin Small Cap Value
   Securities Fund - Class 2                           Franklin Advisory Services, LLC

Franklin Templeton VIP Franklin U.S. Government
   Fund - Class 2                                      Franklin Advisers, Inc.

Franklin Templeton VIP Mutual Shares Securities
   Fund - Class 2/9/                                   Franklin Mutual Advisers, LLC

Franklin Templeton VIP Templeton Foreign Securities
   Fund - Class 2                                      Templeton Investment Counsel, LLC

Janus Aspen International Growth Portfolio -
   Service Shares                                      Janus Capital Management LLC

Janus Aspen Mid Cap Growth Portfolio -
   Service Shares                                      Janus Capital Management LLC

JPMorgan Small Company Portfolio                       J.P. Morgan Investment Management Inc.

MFS(R) VIT New Discovery Series - Initial Class/10/    Massachusetts Financial Services Company

MFS(R) VIT Research Series - Initial Class/11/         Massachusetts Financial Services Company

Neuberger Berman AMT Mid-Cap Growth Portfolio -
   Class I                                             Neuberger Berman Management Inc. (Neuberger Berman, LLC)

Oppenheimer Balanced Fund/VA - Non-Service
   Shares/12/                                          OppenheimerFunds, Inc.

Oppenheimer Global Securities Fund/VA - Non-Service
   Shares                                              OppenheimerFunds, Inc.

PIMCO VIT CommodityRealReturn(TM) Strategy
   Portfolio - Administrative Class/13/                Pacific Investment Management Company LLC

PIMCO VIT Real Return Portfolio - Administrative
   Class/14/                                           Pacific Investment Management Company LLC

PIMCO VIT Short-Term Portfolio - Administrative
   Class                                               Pacific Investment Management Company LLC

PIMCO VIT Total Return Portfolio - Administrative
   Class                                               Pacific Investment Management Company LLC

Pioneer Mid Cap Value VCT Portfolio - Class I Shares   Pioneer Investment Management, Inc.

Putnam VT Diversified Income Fund - Class IB           Putnam Investment Management, LLC (Putnam Investment Limited)

Putnam VT International Growth and Income Fund -
   Class IB                                            Putnam Investment Management, LLC (Putnam Investment Limited)

SunAmerica ST Aggressive Growth Portfolio - Class 1
   Shares                                              AIG SunAmerica Asset Management Corp.

SunAmerica ST Balanced Portfolio - Class 1
   Shares/15/                                          AIG SunAmerica Asset Management Corp.
                                                       (J.P. Morgan Investment Management, Inc.)

              Underlying Funds                               Investment Advisor (sub-advisor, if applicable)
----------------------------------------------------   -------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio - Class I
   Shares                                              Van Kampen Asset Management

Vanguard** VIF High Yield Bond Portfolio               Wellington Management Company, LLP

Vanguard** VIF REIT Index Portfolio                    The Vanguard Group, Inc.

/1/ Effective May 1, 2008, VALIC Company I is changing its name to AIG Retirement Company I.

/2/ The Fund type for AIG Retirement Co. I Science & Technology Fund is long-term capital appreciation. This Fund is a sector fund.

/3/ Effective May 1, 2008, the Alger American Leveraged AllCap Portfolio is changing its name to Alger American Capital Appreciation Portfolio.

/4/ The Fund type for Fidelity(R) VIP Asset Manager (SM) Portfolio - Service Class 2 is high return.

/5/ The Fund type for Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2 is long-term capital appreciation.

/6/ The Fund type for Fidelity(R) VIP Freedom 2020 Portfolio - Service Class 2 is high total return.

/7/ The Fund type for Fidelity(R) VIP Freedom 2025 Portfolio - Service Class 2 is high total return.

/8/ The Fund type for Fidelity(R) VIP Freedom 2030 Portfolio - Service Class 2 is high total return.

/9/ The Fund type for Franklin Templeton VIP Mutual Shares Securities Fund - Class 2 is capital appreciation.

/10/ The Fund type for MFS(R) VIT New Discovery Series - Initial Class is capital appreciation.

/11/ The Fund type for MFS(R) VIT Research Series - Initial Class is capital appreciation.

/12/ The Fund type for Oppenheimer Balanced Fund/VA - Non-Service Shares is total return.

/13/ The Fund type for PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio -
     Administrative Class is maximum real return.

/14/ The Fund type for PIMCO VIT Real Return Portfolio - Administrative Class is maximum real return.

/15/ The Fund type for SunAmerica ST Balanced Portfolio - Class 1 Shares is conservation of principal and capital appreciation.

*    "VALIC" means The Variable Annuity Life Insurance Company.

**   "Vanguard" is a trademark of The Vanguard Group, Inc.

From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Fund's prior name.

You can learn more about the Funds, their investment policies, risks, expenses and all other aspects of their operations by reading their prospectuses. You should carefully read the Funds' prospectuses before you select any variable investment option. We do not guarantee that any Fund will achieve its objective. In addition, no single Fund or investment option, by itself, constitutes a balanced investment plan.

We have entered into various services agreements with most of the advisors or administrators for the Funds. We receive payments for the administrative services we perform such as proxy mailing and tabulation, mailing of Fund related information and responding to Contract Owners' inquiries about the Funds. Currently, these payments range from 0.15% to 0.35% annually of the average daily market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter.

We have entered into a services agreement with PIMCO Variable Insurance Trust ("PIMCO VIT") under which we receive fees of up to 0.15% annually of the average daily market value of the assets invested in the underlying Fund, paid directly by PIMCO VIT for services we perform.

We also receive what are referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs for the Contracts. These fees are generally equal to 0.25% annually of the average daily market value of the assets invested in the underlying Fund.

From time to time some of these arrangements, except for 12b-1 arrangements, may be renegotiated so that we receive a greater payment than previously paid depending on our determination that the expenses that we incur are greater than we anticipated. If the expenses we incur are less than we anticipated, we may make a profit from some of these arrangements. These payments do not result in any additional charges under the Contracts that are not described under "EXPENSES" on page 24.

Voting Privileges. We are the legal owner of the Funds' shares held in the Separate Account. However, you may be asked to instruct us how to vote the Fund shares held in the various Funds that are attributable to your Contract at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) your amount invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized.

We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from Contract Owners participating in that Fund through the Separate Account. Even if Contract Owners participating in that Fund choose not to provide voting instructions, we will vote the Fund's shares in the same proportions as the voting instructions which we actually receive. As a result, the instructions of a small number of Contract Owners could determine the outcome of matters subject to shareholder vote.

If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the Contract Owner such materials, we will vote the shares as we determine in our sole discretion.

We believe that these voting instruction procedures comply with current federal securities laws and their interpretations. We reserve the right to change these procedures with any changes in the law.

Fixed Account

Any portion of your net Premium Payment you allocate to the Fixed Account goes into our general account. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our separate accounts. Unlike our Separate Account assets, assets in the general account are subject to claims of Contract Owners like you, as well as claims made by our other creditors. The availability of the Fixed Account option may be restricted in some states. The offering of interests under the Contract relating to the Fixed Account is not registered under the 1933 Act, and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

To the extent that you allocate premium or transfer amounts into the Fixed Account, we guarantee that the amount of the Income Payments you receive will be unaffected by investment performance.

No transfers to a variable investment option may be made from the Fixed Account under the Contract.

                        PARTIES INVOLVED IN THE CONTRACT

Several parties may play a role in the Contract. These include the Contract Owner, the Annuitant (and the Joint Annuitant, where applicable), the Beneficiary and the Payee.

Contract Owner

Unless otherwise provided, you have all rights under the Contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the Contract.

At the time of application, you designate/elect:

     .    an Annuitant, and if applicable, a Joint Annuitant;

     . the frequency of Income Payments, Payout Option, Assumed Investment Return, and Income Start Date;

     .    a Beneficiary, and if applicable, a contingent Beneficiary;

     .    a Payee, and if applicable, a contingent Payee;

     . the portion of the single Premium Payment used to purchase fixed Income Payments and/or variable Income Payments;

     .    the allocation among investment options;

     . and any optional Contract features such as Semi-Annual Benefit Leveling (see page 26) and/or Automatic Rebalancing (see page 22).

Ownership Rights Between the Contract Date and the Income Start Date. Between the date of issue and the Income Start Date, you have the right to:

     .    cancel the Contract during the free look period;

     .    change the Beneficiary and/or the contingent Beneficiary;

     . change allocations among investment options (subject to certain limitations);

     . depending on the Payout Option selected, you may elect to take a partial or full withdrawal, subject to any restrictions described in this prospectus;

     .    elect or revoke a prior election of Semi-Annual Benefit Leveling; and

     . on Non-Qualified Contracts only: change Contract Owner, Joint Contract Owner and/or Payee.

Ownership Rights Between the Income Start Date and Prior to the Annuitant's Death. After the Income Start Date and prior to the Annuitant's death, you have the right to:

     . for Non-Qualified Contracts only: change the Contract Owner and/or Joint Contract Owner

     .    for Non-Qualified Contracts only: change the Payee;

     .    change the Beneficiary and/or the contingent Beneficiary;

     .    change allocations among investment options;

     . depending on the Payout Option selected, you may elect to take a partial or full withdrawal, subject to any restrictions described in this prospectus;

     .    elect or discontinue Semi-Annual Benefit Leveling;

     .    elect or discontinue Automatic Rebalancing; and

     .    assign an interest in the Contract and future Income Payments.

Joint Ownership. Joint Contract Owners each own an undivided interest in the Contract. A Joint Contract Owner may only be named in Non-Qualified Contracts.

Changes. All changes, except those to Semi-Annual Benefit Leveling, will take effect as of the time such changes are recorded by AGL, whether or not the Contract Owner or Annuitant is living at the time of the recording. AGL will not be liable for any payments made or actions taken by AGL before recording the change.

AGL may require that all changes be submitted in writing or in another form AGL deems acceptable. AGL may require that signatures be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee. AGL may also require that signatures be properly notarized under state law.

Any changes in the Contract Owner, Joint Contract Owner or Payee could have adverse tax consequences. You should consult a tax advisor before any changes are requested. AGL is not responsible for the tax consequences of any ownership or Payee changes.

Annuitant and Joint Annuitant

The Annuitant's (and Joint Annuitant's, if applicable) life expectancy is used to determine the amount and duration of any Income Payments made under Payout Options involving life contingencies. The Annuitant (and Joint Annuitant, if applicable) must be age 90 or younger at the time of Contract issuance, unless AGL approves a request for an Annuitant or Joint Annuitant of greater age. Once designated, the Annuitant and Joint Annuitant, if applicable, cannot be changed. Joint Annuitants can be named only if permitted under the elected Payout Option. If Payout Option 5 is selected, Income Payments are determined without regard to an Annuitant.

For Contracts issued as IRAs, the Contract Owner and Annuitant must be the same person and this individual's entire interest in the Contract is nonforfeitable.

Payee

The Payee is the person or party that you designate to receive Income Payments. In most circumstances, the Payee will be you and/or the Annuitant. For Non-Qualified Contracts, you may name more than one Payee under the Contract. Multiple Payees will share Income Payments equally, unless you designate otherwise. If no Payee is designated on the application, then the Annuitant will be the Payee. If a Payee dies while receiving Income Payments, the Company will make any required Income Payments to you, or the Beneficiary, if no Contract Owner is living.

In no event will any Payee, who is not also the Contract Owner, have any ownership rights under the Contract.

Beneficiary and Contingent Beneficiary

The Beneficiary is the person who may receive benefits under the Contract if the Contract Owner, who is also the Annuitant (and the Joint Annuitant, if applicable) dies after the Annuity Start Date. See "Succession of Contract Ownership" on page 35 of this prospectus. You can name more than one Beneficiary. The Beneficiaries will share the benefits equally, unless otherwise specified.

If no Beneficiary survives the Annuitant (and the Joint Annuitant, if applicable) the Beneficiary's rights will vest in the contingent Beneficiary. Contingent Beneficiaries will share the benefits equally, unless otherwise specified.

If no Beneficiary or contingent Beneficiary survives the Annuitant (and the Joint Annuitant, if applicable), all Beneficiary rights will vest with the Contract Owner or the last surviving Contract Owner's estate.

                          THE CONTRACT AND HOW IT WORKS

General Description

An annuity is a Contract between you, as the Contract Owner, and a life insurance company. In return for your one time Premium Payment, the Platinum Investor Annuity Contract provides a stream of income in the form of Income Payments beginning on the Income Start Date you select. The Income Start Date must be within 12 months of the Contract Date. You may purchase the Contract using after-tax dollars (a Non-Qualified Contract), or you may purchase the Contract by rolling over assets from an individual retirement annuity or account or from a qualified plan (a Qualified Contract). Currently, immediate annuities are often referred to as "income annuities."

The Contract is called a variable annuity because you have the ability to allocate your money among variable investment options. Each variable investment option constitutes a Division of our Separate Account, investing in shares of a corresponding Fund. Depending on market conditions, the various Funds may increase or decrease in value. If you allocate money to the Divisions, the amount of the variable Income Payments will depend on the investment performance of the corresponding underlying Funds, along with certain other factors. See "INCOME PAYMENTS" on page 25.

The Contract also has a fixed investment option, the Fixed Account that is part of our general account. Each Income Payment from the Fixed Account of your Contract will not fluctuate from the scheduled amount set forth in your Contract, unless amounts are later transferred from the variable investment options to the Fixed Account.

Under the Contract, you will have access to your investment only through Income Payments, or certain limited withdrawal provisions. The Contract should only be purchased by individuals who will not need access to their full Premium Payment in the immediate or short-term future.

Purchasing a Contract

You may purchase a Contract by completing and submitting an application along with a Premium Payment. You may also transfer assets from an existing investment or insurance product. Such transfers might include a 1035 exchange, a transfer of accumulated funds from an IRA, Roth IRA or Qualified Contract or funds transferred from mutual fund accounts or other non-qualified accounts. The minimum Premium Payment is $25,000. No additional Premium Payments are permitted (although monies may be paid into the Contract from multiple sources). We reserve the right to accept a Premium Payment below that amount or reject a Premium Payment in excess of limits we establish from time to time. Prior AGL approval is required for, and certain restrictions may apply to, any aggregated Premium Payment that would exceed $1,000,000. For example, we reserve the right to allocate any Premium Payment exceeding $1,000,000 to the Money Market Portfolio for 15 days after we receive it. (In some states this period may be longer). See "Right to Return" below.

You must be of legal age (age of majority) in the state where the Contract is being purchased or a guardian must act on your behalf.

The method you use to purchase a Contract may have certain tax consequences. You should consult a tax advisor to determine the best strategy for your individual situation.

Allocation of Premium Payment

When we receive your properly completed application, we will apply the full amount of your net Premium Payment (Premium Payment minus taxes and one time charges) to the purchase of a Contract within two Valuation Days. We will consider your application properly completed when:

     . you have provided all the information requested on the application form;

     . we have received adequate proof of the Annuitant's date of birth (and the date of birth of Joint Annuitant, if any); and

     . we receive the entire amount of your Premium Payment (from all sources).

The date we credit your Premium Payment and issue a Contract is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information to us within five Valuation Days of the time we receive your application, we will return your Premium Payment unless we obtain your specific permission to keep it until you complete the application.

The Contract Owner determines the initial allocation of the net Premium Payment among the Fixed Account and the Divisions. The initial allocation is shown on the application for a Contract and will remain in effect until changed by written notice or by telephone authorization from the Contract Owner. Allocations to the fixed and variable investment options cannot be less than 5% per option and must total 100%.

Over the lifetime of your Contract, you may allocate part or all of your net Premium Payment to no more than 30 Divisions. This limit includes those Divisions from which you have either transferred or withdrawn all of the amount previously allocated to such Divisions. For example, if you allocate 100% of your net Premium Payment to the money market Division, you have selected the money market Division as one of the 30 Divisions available to you. When you transfer the full amount out of the money market Division, it remains as one of the 30 Divisions available to you, even if you never again allocate any amount back into the money market Division.

Right to Cancel

If you change your mind about purchasing the Contract, you can cancel it within 10 days after receiving it (or a longer period, if required in your state). To exercise your Right to Cancel your Contract, you must mail it directly to AGL, or give it to the agent from whom you received it, within 10 days after you receive it. See page 4 of this prospectus for AGL's contact information. In a few states, if your Contract is replacing an existing annuity or life policy, this period may be longer.

You will receive back the current value of your Contract on the day we receive your request, less any previously deducted contract charges and Income Payments paid (in states where permitted). In certain states, we may be required to give you back your Premium Payment if you decide to cancel your Contract within 10 days after receiving it (or the period required in your state). If that is the case, we reserve the right to allocate your Premium Payment, if it exceeds $1,000,000, to the money market Division for 15 days after we receive it. (In some states, the period may be longer.) At the end of that period, we will re-allocate your money as you selected. This reallocation will not count against the 12 free transfers that you are permitted to make each year. As with all variable investment options, you bear the risk associated with investment in the money market Division.

Key Contract Dates

During the life of your Contract there are certain significant dates that may impact certain features of your Contract.

     . Contract Date. The Contract Date is the day your Contract is issued and becomes effective. See "Allocation of Premium Payment" on page 18.

     . Annuity Starting Date. The Annuity Starting Date is a date used for certain Federal Income Tax purposes. The Annuity Starting Date is the later of the Contract Date and the first day of the Modal Time Period. For example, if the Contract Date is June 19 and the first day of the Modal Time Period is July 1 with monthly Income Payments beginning August 1, the Annuity Starting Date is July 1.

     . Income Start Date. The Income Start Date is the date on which Income Payments begin. You choose the Income Start Date when you purchase the Contract (and it cannot be changed). The Income Start Date cannot be later than 12 months after the Contract Date.

     . Modal Time Period. The Modal Time Period is the period of time between which Income Payments are made. For example, if you elect to receive Income Payments on a monthly basis, the Modal Time Period begins after an Income Payment is made and ends a month later when the next Income Payment is made. During the Modal Time Period, your next variable Income Payment (if applicable) is calculated based on the performance of the

          Divisions you have chosen, your selected Assumed Investment Return and certain other factors.

     . Income End Date. The Income End Date is the day on which your Income Payments are set to end.

Income Payments

See the "INCOME PAYMENTS" section of this prospectus on page 25.

Access to your Money

See the "ACCESS TO YOUR MONEY" section of this prospectus on page 30.

Rights Reserved by the Company

The Company reserves the following rights to:

     .    Reflect a change in the Separate Account or any Division thereunder;

     .    Create new separate accounts;

     . Operate the Separate Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law;

     . Transfer any assets in any Division in the Separate Account to another separate account;

     . Add, combine or remove Divisions in the Separate Account, or combine the Separate Account with another separate account;

     . Make any new Divisions available to the Contract Owner on a basis to be determined by the Company;

     . Substitute for the shares held in any Division, the shares of another underlying fund or the shares of another investment company or any other investment permitted by law;

     . Make any changes as required by the Internal Revenue Code or by any other applicable law, regulation or interpretation in order to continue treatment of this Contract as an annuity; or

     .    Make any changes to comply with the rules of any Fund.

                                    TRANSFERS

Transfers Among Investment Options

The initial allocation of your net Premium Payment among investment options to provide variable and/or fixed Income Payments can be changed by transfers of values among the investment options made by written request or by telephone. We reserve the right to charge $25 per transfer after the first 12 transfers in any Contract Year. We consider your instruction to transfer from or to more than one investment option at the same time to be one transfer. No transfers can be made from the Fixed Account to a variable investment option, but transfers can be made from the variable investment options to the Fixed Account or to other variable investment options. See "Allocation of Premium Payment" on page 18 of this prospectus for additional limitations on transfers.

How Transfers among Variable Investment Options are effected

     (A) The number of Annuity Units in the subaccount from which Annuity Units will be withdrawn is multiplied by the current Annuity Unit Value of that subaccount.

     (B) The final value from (A) is divided by the current Annuity Unit Value of the subaccount into which the transfer is going.

     (C) The result of (B) is the number of Annuity Units allocated to the new subaccount.

The minimum amount that can be transferred is $50 worth of annuity income payments. The transfer request must clearly state which investment options are involved and the amount of the transfer.

Telephone Transfers

If you have properly authorized telephone transactions, you may make telephone transfers, subject to our policies and procedures. We will honor telephone instructions from any person who provides the correct information, so there is a risk of possible loss to you if unauthorized persons use this service in your name. Our current procedure is that only the Contract Owner(s) may make a transfer request by phone. We are not liable for any acts or omissions based upon instructions that we reasonably believe to be genuine. Our procedures include verification of certain Contract Owner information. We will promptly mail a written confirmation of the transaction to your last known address. If
(a) many people seek to make telephone requests at or about the same time, or
(b) our recording equipment malfunctions, it may be impossible for you to make a telephone request at the time you wish. You should submit a written request if you cannot make a telephone transfer. Also, if, due to malfunction or other circumstances, your telephone request is incomplete or not fully comprehensible, we will not process the transaction. The phone number for telephone requests is 1-800-242-4079.

Effective Date of Transfers Among Variable Investment Options

When you transfer money among the variable investment options, we will redeem units of the affected Divisions at their prices as of the end of the current Valuation Date. We will credit any Division you transfer the money to at the same time. The amount of the allocation in each Division will change with that Division's investment performance. You should periodically review your allocations in light of market conditions and financial objectives.

Withdrawals and Transfer Requests in Good Order

We will accept the Contract Owner's instructions to make withdrawals or to transfer values among the Contract Owner's investment options, contingent upon the Contract Owner's providing us with instructions in good order. This means that the Contract Owner's request must be accompanied by sufficient detail to enable us to withdraw or transfer assets properly.

If we receive a withdrawal or transfer request and it is not in good order, the withdrawal or transfer will not be completed until we receive all necessary information.

We will attempt to obtain Contract Owner guidance on requests not received in good order for up to five business days following receipt. For instance, one of our representatives may telephone the Contract Owner to determine the intent of a request. If a Contract Owner's request is still not in good order after five business days, we will cancel the request and notify the Contract Owner when the request is canceled.

Automatic Rebalancing

This feature automatically rebalances the current proportional value of your benefit amount allocated to each variable investment option under your Contract to correspond to your then current benefit allocation designation. Automatic rebalancing entails taking assets from the better performing Divisions and allocating them to the lesser performing Divisions. Automatic rebalancing does not guarantee gains, nor does it assure that you will not have losses.

You tell us whether you want us to do the rebalancing quarterly, semi-annually or annually. You may request this feature at any time. Automatic rebalancing will occur as of the end of the Valuation Period that contains the date of the month your Contract was issued. For example, if your Contract is dated January 17, and you have requested automatic rebalancing on a quarterly basis, automatic rebalancing will start on April 17, and will occur quarterly thereafter. Rebalancing ends upon your request. Automatic rebalancing transfers do not count against the 12 free transfers that you are permitted to make each year. We do not charge you for using this service.

Annuity Income Units for automatic rebalancing will generally be priced as of the date of the transaction. However, if the scheduled date of the transfer falls on a non-business day, it will be priced as of the preceding business day.

Market Timing

Market timing. The Contracts are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

     . dilution in the value of Fund shares underlying investment options of other Contract Owners;

     .    interference with the efficient management of the Fund's portfolio;
          and

     .    increased administrative costs.

We have policies and procedures affecting your ability to make exchanges within your Contract. We use the term "exchange" to mean two things in this discussion about market timing. We are not referring to the exchange of one annuity contract for another life insurance policy or contract. An exchange is a transfer of your Contract value in one investment option (all or a portion of the value) to another investment option. We are required to monitor the Contracts to determine if a Contract Owner requests:

     . an exchange out of a variable investment option, other than the money market investment option, within two calendar weeks of an earlier exchange into that same variable investment option; or

     . an exchange into a variable investment option, other than the money market investment option, within two calendar weeks of an earlier exchange out of that same variable investment option; or

     . an exchange out of a variable investment option, other than the money market investment option, followed by an exchange into that same variable investment option, more than twice in any one calendar quarter; or

     . an exchange into a variable investment option, other than the money market investment option, followed by an exchange out of that same variable investment option, more than twice in any one calendar quarter.

If any of the above transactions occurs, we will suspend such Contract Owner's same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with notice to prevent market timing efforts that could be harmful to other Contract Owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. A Contract Owner's first violation of this policy will result in the suspension of Contract transfer privileges for ninety days. A Contract Owner's subsequent violations of this policy will result in the suspension of Contract transfer privileges for six months. Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

The procedures above will be followed in all circumstances and we will treat all Contract Owners the same.

In addition, Contract Owners incur a $25 charge for each transfer in excess of 12 each Contract year.

Restrictions initiated by the funds and information sharing obligations. The Funds have policies and procedures restricting transfers into the Fund. For this reason or for any other reason the Fund deems necessary, a Fund may instruct us to reject a Contract Owner's transfer request. Additionally, a Fund may instruct us to restrict all purchases or transfers into the Fund by a particular Contract Owner. We will follow the Fund's instructions. The availability of transfers from any investment option offered under the Contract is unaffected by the Fund's policies and procedures.

Please read the Funds' prospectuses and supplements for information about restrictions that may be initiated by the Funds.

In order to prevent market timing, the Funds have the right to request information regarding Contract Owner transaction activity. If a Fund requests, we will provide mutually agreed upon information regarding Contract Owner transactions in the Fund.

                                    EXPENSES

Mortality and Expense Risk Charge

As part of our calculation of the value of Annuity Income Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your Contract. The annual maximum mortality and expense risk charge for the Contracts is 1.10%. Currently, we charge a mortality and expense risk charge of 0.40%.

The mortality and expense risk charge compensates us for assuming the risk that we will have to make Income Payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the Contract. If the charges under the Contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit. The Company assumes the risk of making all applicable monthly Income Payments regardless of how long Annuitants may live.

Administrative Charge

This charge is for administration and operations, such as allocating the premium and administering the Contracts. The maximum and current annual administrative charge for the Contracts is 0.15% of the daily value of the variable portion of your Contract. The Company incurs charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, but may not be enough to cover the actual costs of issuing and administering the Contract.

Contract Fee

When AGL receives your Premium Payment, we will deduct any applicable Premium Tax and a one-time $100 Contract Fee. The Contract Fee compensates AGL for the administrative costs of issuing the Contract.

Sales Charge

We will deduct a maximum of 4.0% of your Premium Payment as a Sales Charge. The value of your Premium Payment (or "net" Premium Payment), after the Sales Charge, other one time charges and Premium Taxes are deducted, will be allocated to your selected investment options to provide for fixed and/or variable Income Payments. AGL receives the Sales Charge to cover sales expenses, including commissions.

Withdrawal Charge

Unless a withdrawal is exempt from the Withdrawal Charge (as discussed below), a Withdrawal Charge of 1% of the amount that you withdraw during the first eight Contract Years will apply to your Contract.

The Withdrawal Charge reimburses us for part of our expense for distributing the Contracts and is deducted from the total withdrawal amount requested.

The Withdrawal Charge will not apply to:

     .    any amounts paid out as fixed and/or variable Income Payments;

     . any amounts paid out upon the death of the Contract Owner or Annuitant; and

     .    any amounts withdrawn beginning in the ninth Contract Year.

Statutory Premium Taxes

We will deduct from your Premium Payment any Premium Tax imposed on us by the state or locality where you reside. Premium Taxes currently imposed on the Contract by various states range from 0% to 1% of your Premium Payment for Qualified Contracts and from 0% to 3.5% of your Premium Payment for Non-Qualified Contracts. In addition, some local governments may also levy other taxes. These taxes are deducted from your Premium Payment upon its receipt by us.

Transfer Fee

We reserve the right to charge $25 per transfer after the first 12 transfers in any Contract Year.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various Funds. These charges are described in the prospectuses for the Funds. The maximum and minimum Fund expenses are described in the fee table on page 9 of this prospectus.

General

If the charges that we collect from the Contract exceed our total costs in connection with the Contract, we will earn a profit. Otherwise we will incur a loss. The charges remain constant over the life of the Contract; we reserve the right to increase the charges to the maximum amounts on Contracts issued in the future.

                                 INCOME PAYMENTS

Generally

Beginning on the Income Start Date, the Payee will receive a stream of periodic Income Payments. You may choose Income Payments that are fixed, variable, or a combination of fixed and variable. Currently, immediate annuities are often referred to as "income annuities."

Fixed Income Payments. Fixed Income Payments provide for a stream of income guaranteed by the Company that doesn't change (unless you later transfer money from the variable investment options to the Fixed Account) over the course of your lifetime or for the Certain Period (as scheduled in your Contract).

Variable Income Payments. Variable Income Payments provide for a stream of income that fluctuates based on the performance, adjusted by the Assumed Investment Return, of the variable investment options that you choose. You can transfer money among the Divisions that make up the variable investment options, subject to certain fees and restrictions.

Combination Fixed and Variable Income Payments. By allocating a portion of your money to the Fixed Account and the Separate Account, through the variable investment options, you receive Income Payments a portion of which is guaranteed to never change from what is scheduled in your Contract, and a portion of which fluctuates based on the performance adjusted by the Assumed Investment Return, of the variable investment options that you have chosen.

If you select variable or combination fixed and variable Income Payments options, your investment is subject to market fluctuation. The value of your Contract and the amount of each Income Payment you receive could increase or decrease.

Income Start Date

We call the date that your Income Payments begin the Income Start Date. At the time that you purchase the Contract, you select the Income Start Date. The Income Start Date must be within 12 months after the Contract Date and can start as early as two weeks after we receive your Premium Payment. If a state requires that Income Payments begin prior to such date, we must comply with those requirements.

Frequency and Amount of Income Payments

Income Payments are made based on the Payout Option and frequency selected. Income Payment frequencies available are: monthly, quarterly, semi-annually, or annually. In no event will AGL make Income Payments less frequently than annually.

AGL reserves the right to change the frequency of Income Payments if the amount of any Income Payment becomes less than $100. The Income Payment frequency will be changed to an interval that will result in Income Payments of at least $100.

Modal Time Period. The Modal Time Period is the period of time (or "mode") between which Income Payments are made. For example, if you elect to receive Income Payments on a monthly basis, the Modal Time Period begins after an Income Payment is made and ends a month later when the next Income Payment is made. During the Modal Time Period, the amount of your next Income Payment is calculated.

Semi-Annual Benefit Leveling

If the Contract Owner elects Semi-Annual Benefit Leveling, variable Income Payments will be adjusted to reflect the performance of the investment options once every six months, instead of with every Income Payment. Semi-Annual Benefit Leveling will only be permitted if you have selected variable Income Payments on a monthly basis.

Semi-Annual Benefit Leveling Procedures. If Semi-Annual Benefit Leveling is elected the number of Annuity Income Units necessary to make the Income Payments for the following six month period will be calculated. These Annuity Income Units will be redeemed from the Divisions and transferred to the Fixed Account. The current Semi-Annual Benefit Leveling interest rate will be used to calculate the guaranteed amount of level Income Payments for the following six month period.

The level Income Payment calculated for each subsequent six month Semi-Annual Benefit Leveling period could be higher or lower than the level Income Payment for the previous six month period.

Semi-Annual Benefit Leveling means that variable Income Payments will be divided once every six months into separate fixed Income Payments (each adjusted by the current Semi-Annual Benefit Leveling interest rate), to be paid to you over the next six months.

Once elected (with 5 or more business days' prior notice to AGL), Semi-Annual Benefit Leveling will take effect as of the date of the next Income Payment. (Your Contract refers to this date as the "Semi-Annual Benefit Leveling start date.") Semi-Annual Benefit Leveling will automatically renew on each six month anniversary thereafter. You can cancel Semi-Annual Benefit Leveling for the next six month period by notifying us within 5 or more business days' of the beginning of the next six month period. The process of calculating leveled variable Income Payments for Semi-Annual Benefit Leveling will take place during the last Modal Time Period prior to the start of each six month Semi-Annual Benefit Leveling period.

AGL reserves the right to discontinue Semi-Annual Benefit Leveling at any time. If AGL does discontinue this program, any Contract Owner receiving leveled variable Income Payments will continue to do so until the current six month Semi-Annual Benefit Leveling period is completed.

Unless you have selected Payout Option 5, no withdrawal from the Contract's variable investment options will be permitted during any six month Semi-Annual Benefit Leveling period.

Payout Options

The Contract currently offers the five Payout Options described below. We may make other Payout Options available subject to our discretion.

Contract Owners must elect a Payout Option. An application to purchase a Contract will be considered incomplete if a Payout Option has not been elected. Once elected, your chosen Payout Option cannot be changed.

The Payout Options currently available are:

Option 1 - Lifetime Income. Lifetime Income provides Income Payments for the Annuitant's life, and Income Payments cease upon the Annuitant's death.

Non-Income Payment Withdrawals. No withdrawals other than the scheduled Income Payments are permitted.

Option 2 - Lifetime Income With Certain Period. Lifetime Income with Certain Period (for the particular number of years selected on the application) provides Income Payments for the Annuitant's life. If the Annuitant, who is also the Contract Owner, dies before the end of the Certain Period, your beneficiaries will receive the remaining payments due during the Certain Period.

Non-Income Payment Withdrawals. The Contract Owner may elect at any time prior to the death of the Annuitant to withdraw a part of the variable Income Payment portion of the remaining certain period Income Payments as set forth in the "Withdrawals" provision on page 8, as long as at least five years of variable Income Payments remain under your Contract after the withdrawal has been made. Withdrawals may be subject to a Withdrawal Charge.

Option 3 - Joint and Survivor Lifetime Income. Joint and Survivor Lifetime Income provides Income Payments for the longer of the Annuitant's or Joint Annuitant's life, and Income Payments cease upon later of the Annuitant's or Joint Annuitant's Death.

Non-Income Payment Withdrawals. No withdrawals other than the scheduled Income Payments are permitted.

Option 4 - Joint and Survivor Lifetime Income With Certain Period. Joint and Survivor Lifetime Income with Certain Period (for the particular number of years selected on the application) provides Income Payments for the longer of the Annuitant's or Joint Annuitant's life. If both the Annuitant and the Joint Annuitant die before the end of the Certain Period, your beneficiaries will receive the remaining payments due during the Certain Period.

Non-Income Payment Withdrawals. The Contract Owner may elect at any time prior to the second death of the Annuitant or Joint Annuitant to withdraw a part of the variable Income Payment portion of the remaining term certain period Income Payments as set forth in the "Withdrawals" provision on page 8, as long as at least five years of variable Income Payment remain under your Contract after the withdrawal has been made. Withdrawals may be subject to a Withdrawal Charge.

Option 5 - Certain Period. Certain Period provides periodic Income Payments for the number of years you select on the application.

Non-Income Payment Withdrawals. The Contract Owner may elect at any time prior to the Annuitant's death to withdraw all of the variable Income Payment portion of the Contract as set forth in the "Withdrawals" provision on page 8. Withdrawals may be subject to a withdrawal charge.

Annuity Income Units

Upon applying your net Premium Payment, we calculate the number of Annuity Income Units associated with each Payout Option (for variable Income Payments) as determined by our currently used annuity rate factors. The Annuity Income Unit Value for each Division will vary from one Valuation Period to the next based on the investment experience of the assets in the Division and the deduction of certain Separate Account charges and expenses. The SAI contains a fuller explanation of how Annuity Income Units are valued.

The number of Annuity Income Units for each Division will generally remain constant, subject to the following exceptions:

     .    If value is transferred from one investment option to another.

     .    If value is withdrawn from the Contract.

     . Upon the death of the primary Annuitant (in a joint Contract) after the certain period ends, if the Contract Owner selects a joint and survivor or contingent annuity option (either Option 4 or Option 3) with a lower percentage of payments elected for the survivor or Contingent Annuitant. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Income Units.

Determination of the Initial Variable Income Payment

The following factors determine the amount of the first Income Payment:

     . the portion of the net Premium Payment allocated to provide variable Income Payments and the Assumed Investment Return;

     . the age and gender (age only if issued on a gender neutral basis) of the Annuitant (and Joint Annuitant, if any);

     .    the Payout Option selected;

     .    the frequency of Income Payments;

     .    the deduction of applicable Premium Taxes;

     .    the performance of your selected variable investment options; and

     .    the time period from the Contract Date to the Income Start Date.

Additional Items that may Impact Income Payments

Impact of Annuitant's Age on Income Payments. For either fixed or variable Income Payments involving life income (Options 1, 2, 3 or 4), the actual ages of the Annuitant and Joint Annuitant will affect the amount of each Income Payment. Since Income Payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Income Payment will be greater.

Impact of Annuitant's Gender on Income Payments. For either fixed or variable Income Payments involving life income (Options 1, 2, 3 or 4), the gender of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Income Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Income Payments. The amount of each Income Payment, both fixed and variable, will be greater for shorter certain periods than for longer certain periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

Determination of Subsequent Variable Income Payments

During the Modal Time Period, we will recalculate the variable Income Payments to reflect the performance of the variable investment options you chose after the investment performance is adjusted by the Assumed Investment Return. We determine the dollar amount of the variable Income Payments as follows. The portion of the first Income Payment funded by a particular Division is divided by the Annuity Income Unit Value for that Division as of the Contract Date. This establishes the number of Annuity Income Units provided by each Division for each subsequent variable Income Payments. The Annuity Income Units multiplied by the Annuity Income Unit Value equals the Income Payment.

Assumed Investment Return

The amount of the Income Payments provided by the portion of the net Premium Payment allocated to provide a stream of variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the fund expenses. This assumption is called the Assumed Investment Return ("AIR"). The AIR not only is one of the factors that determines the initial level of income, but also how future investment performance affects variable Income Payments. Currently, we offer a 3.5% and a 5% AIR.

A higher AIR of 5% will result in a larger initial Annuity Payment, but future increases in the variable Income Payment will be smaller than with a lower AIR of 3.5%. If net performance (that is, after deducting all charges) is exactly equal to the AIR, the level of the variable Income Payments will not change. If net performance is less than the AIR, variable Income Payments will decrease. If net performance is more than the AIR, variable Income Payments will increase.

                              ACCESS TO YOUR MONEY

Generally

Depending on the Payout Option you select and whether you are the Payee, you may receive Income Payments according to the Payout Option you select. The Contract is designed to meet long-term financial goals. Due to certain restrictions on withdrawals, the Contract is not suitable as a short-term investment.

Withdrawal Rights

Withdrawals are permitted under the Contract if you elected one of the following Payout Options at the time of application (with certain other requirements, as discussed below, also being met):

     . Option 2 - Lifetime Income With Certain Period (partial withdrawal only);

     . Option 4 - Joint and Survivor Lifetime Income With Certain Period (partial withdrawal only); or

     .    Option 5 - Certain Period (full withdrawal only).

Under these Payout Options, you may take a full or one partial withdrawal, as identified above, per Contract Year of not less than $2,500 of the present value, at the Assumed Investment Rate, of your variable investment options remaining in the certain period, after the end of the Right to Cancel period. You will receive Income Payments for "A Certain Number of Years" (which may be referred to in this prospectus as the "certain period"). If you do not elect one of these three Payout Options, you will not be permitted to withdraw value from the Contract, other than through Income Payments. Certain states may also prohibit withdrawals.

All withdrawal requests must be made in writing to AGL. AGL reserves the right to require that the signature(s) on a withdrawal request be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee. AGL may also require the signatures be properly notarized under state law.

AGL will pay any amounts withdrawn by you within five business days of receipt of a proper request and instructions satisfactory to AGL.

No withdrawals will be permitted from amounts in the Fixed Account. This includes amounts automatically moved to the Fixed Account to provide for Semi-Annual Benefit Leveling. Also, if you have selected Semi-Annual Benefit Leveling, (and you have not selected Payout Option 5) no withdrawals will be permitted from the variable investment options during any six month Semi-Annual Benefit Leveling period.

After a withdrawal from the present value of your variable investment options remaining in the certain period, any fixed income payments will continue under the terms of your Contract.

Withdrawal Charge. We will assess a Withdrawal Charge for each withdrawal from the Contract. This charge will be deducted from the net proceeds of the withdrawal. The Withdrawal Charge is:

Contract Year   Withdrawal Charge
-------------   --------------------------
1-8             1% of the amount withdrawn

9 and up        no charge

Withdrawal Procedures. You may elect one partial withdrawal per Contract Year of not less than $2,500 of a portion of the present value of the variable Income Payments remaining in the certain period for:

     .    Option 2 - Lifetime Income With Certain Period; or

     .    Option 4 - Joint and Survivor Lifetime Income With Certain Period

as long as at least five years of variable Income Payments remain under your Contract after the partial withdrawal has been completed. You will need to indicate to us the amount of your desired partial withdrawal at least five business days prior to your desired withdrawal date. After receiving your withdrawal request, we will inform you of the resulting reduction in the number of Annuity Income Units to be paid and the reduction in the length of the certain period. At that point, you must either confirm or withdraw your intention to make the partial withdrawal. As discussed in this section, if the certain period would be reduced to less than five years, your withdrawal request will be declined and you will need to lower your requested withdrawal amount.

You may elect a full withdrawal based on the present value of the variable Income Payments remaining in the certain period for Option 5 - Certain Period.

While the number of Annuity Income Units for each Division will generally remain constant, this prospectus, on page 29 under "Determination of Subsequent Variable Income Payments" lists three exceptions to that rule. One of those exceptions applies if you make a withdrawal. A withdrawal involves a transfer of assets out of a Division. As actual assets decrease in a Division, the number of Annuity Income Units in such Division must also be decreased to reflect the loss of those assets. A reduction in the number of Annuity Income Units means that all of your remaining variable Income Payments, both certain and life contingent, will be reduced in amount. See the sections on "Withdrawals Reduce Your Future Variable Income Payments" and "Computing the Partial Withdrawal Amount," below.

Withdrawal Limitations. In determining the value available for a withdrawal, only the present value of the variable Income Payments remaining in the certain period will be used. No fixed Income Payments will be used in determining partial or full withdrawal values, and neither the amount of fixed Income Payments nor the length of the certain period for such fixed Income Payments will be affected by a withdrawal. At any time after the Right to Cancel Period has ended, you may request one partial withdrawal per Contract Year of not less than $2,500 from your Contract as long as more than five (5) years remain in the certain period (applies to Option 2 - Lifetime Income With Certain Period or Option 4 - Joint and Survivor Lifetime Income With Certain Period).

There are no "time remaining in the certain period requirements" for Option 5 - Certain Period withdrawals.

Withdrawals Reduce Your Future Variable Income Payments. If you make a partial withdrawal you will still receive Income Payments, but the withdrawal will result in a reduction in the amount of each remaining variable Income Payment as well as a decrease in the certain period that will apply to such variable Income Payments. In addition, if you transfer values from one or more Divisions which support those variable Income Payments to the Fixed Account which supports the fixed Income Payments at any time after a withdrawal has been taken, the certain period related to those recently transferred values that are now supporting fixed Income Payments will remain shortened. The certain period applicable to any pre-existing fixed Income Payments (established prior to a withdrawal) would not be affected.

When you request a withdrawal, we will take it from the Divisions in which your Contract is then invested in the same proportion as the value invested in each Division on the date of the withdrawal. Since the amount of Income Payments changes during the next Modal Time Period, the reduction in Income Payments due to the withdrawal (but not the payment of the withdrawal amount) will be delayed until that time.

Computing the Withdrawal Amount. If you make a partial withdrawal, we will calculate the present value of all future variable Income Payments remaining in the certain period by discounting the payments at the Assumed Investment Return, and with consideration to any fees charged for a withdrawal. The future variable Income Payment amount we use in this calculation is determined by multiplying the Annuity Income Unit Value next computed after we receive the withdrawal request by the current number of Annuity Units for each Division. A withdrawal will reduce all future variable Income Payments by an equal amount, and the remaining length of the certain period will also be reduced.

The following four factors will determine the specific amount by which the remaining variable Income Payments will be reduced and by which the remaining length of the certain period will be shortened:

     (i)  the amount of the withdrawal request;

     (ii) the length of time remaining in the certain period at the time that the partial withdrawal is requested;

     (iii) the age and sex of the Annuitant or Joint Annuitants; and

     (iv) the Payout Option chosen.

In other words, the larger the withdrawal, the lower future variable Income Payments will be, and the greater the reduction in the length of time in the certain period. Any fixed Income Payments remaining under the Contract and their certain period will remain unchanged.

Example of Withdrawal for a Certain Period Contract

     . Owner chooses a 360-month (30 year) certain period payout, 5.00% AIR, premium = $196,636.07, benefit = $1,000 per month.

     . Owner wants to take a full withdrawal when there are 316 payments left, the next payment to be paid in 10 days.

     . Owner would be paid the net withdrawal amount less any applicable tax withholdings.

     A.   If a full withdrawal is taken:

Gross withdrawal =                            $178,019.51
Withdrawal charge* =                          $  1,780.20
Net withdrawal =                              $176,239.31
Remaining number of certain period benefits             0
New benefit =                                 $      0.00

*    Withdrawal charge applies during first 8 years of Contract

Example of Withdrawal from a Lifetime Income with Certain Period Contract: Male age 65

     . Owner chooses a life with 120-month (10 year) certain period payout, 3.50% AIR, premium = $100,000.00, benefit = $550.37 per month.

     . Owner wants to take a withdrawal when there are 108 certain payments left, the next payment to be paid in 10 days.

     . Owner would be paid the Net Withdrawal amount less any applicable tax withholdings. The new benefit amount and certain period would be as listed below.

     A.   If the maximum withdrawal is taken:

Gross withdrawal =                            $30,136.33
Withdrawal charge* =                          $   301.36
Net withdrawal =                              $29,834.97
Remaining number of certain period benefits           60
New benefit =                                 $   380.92

*    Withdrawal charge applies during first 8 years of Contract

     B.   If a $25,000 gross withdrawal is requested:

Gross withdrawal =                            $25,000.00
Withdrawal charge* =                          $   250.00
Net withdrawal =                              $24,750.00
Remaining number of certain period benefits           70
New benefit =                                 $   410.50

     *    Withdrawal charge applies during first 8 years of Contract

Example of Withdrawal from a Lifetime Income with Certain Period Contract: Male age 75

     . Owner chooses a life with 120-month (10 year) certain period payout, 3.50% AIR, premium = $100,000.00, benefit = $704.26 per month.

     . Owner wants to take a withdrawal when there are 108 certain payments left, the next one to be paid in 10 days.

     . Owner would be paid the Net Withdrawal amount less any applicable tax withholdings. The new benefit amount and certain period would be as listed below.

     A.   If the maximum withdrawal is taken:

Gross withdrawal =                            $43,358.58
Withdrawal charge* =                          $   433.59
Net withdrawal =                              $42,924.99
Remaining number of certain period benefits           60
New benefit =                                 $   400.46

*    Withdrawal charge applies during first 8 years of Contract

     B.   If a $25,000 gross withdrawal is requested:

Gross withdrawal =                            $25,000.00
Withdrawal charge* =                          $   250.00
Net withdrawal =                              $24,750.00
Remaining number of certain period benefits           85
New benefit =                                 $   533.75

*    Withdrawal charge applies during first 8 years of Contract

Taxes on Withdrawals. Please read the tax discussion in this prospectus for information relating to withdrawals from your Contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. It is based on current law and interpretations, which may change. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

Deferment of Payments

We may suspend or postpone making variable Income Payments from your Contract or processing transfer requests for an undetermined period of time when:

     .    the NYSE is closed (other than weekend and holiday closings);

     .    trading on the NYSE is restricted;

     . an emergency exists (as determined by the SEC or other appropriate regulatory authority) such that disposal of or determination of the value of Annuity Income Units is not reasonably practicable; or

     .    the SEC by order so permits for the protection of investors.

                                  DEATH BENEFIT

Succession of Contract Ownership

Upon the death of any Contract Owner, ownership rights, if any, under this Contract will succeed to the following persons in the following order unless otherwise indicated on your Contract application:

     1.   the surviving Contract Owner, if any;

     2.   the Annuitant(s), if any;

     3.   the Beneficiary(ies), if any; and

     4.   the estate or successors of the last Contract Owner to die.

Notification of Death

The death of any Contract Owner, Annuitant or Payee must be reported to AGL immediately. AGL will require certified proof of death in the following form:

     .    a certified copy of the death certificate; and/or

     . a certified copy of a decree from a court of competent jurisdiction as to the finding of death.

AGL reserves the right to recover any overpayments made on Income Payments because of failure to notify AGL of death. The Contract Owner, and any successor Contract Owner is liable to AGL for any overpayments of Income Payments made. AGL is not responsible for any incorrect Income Payments made that result from the failure to notify AGL immediately of such death.

Death of the Contract Owner and/or Annuitant

The following table provides information on how the Contract treats the death of the Contract Owner and/or Annuitant based on certain factors, such as when the death occurs and whether or not the Contract Owner and the Annuitant are the same person.

                                 Death Benefit when Contract Owner and Annuitant   Death Benefit when Contract Owner and
Death of Contract Owner          are the same person                               Annuitant are not the same person
------------------------------   -----------------------------------------------   ---------------------------------------------
Before Annuity Start Date        Current value of certain period payments; if      Current value of life contingent and certain
                                 the Contract has no certain period, no payments   period payments
                                 will be made

On or After Annuity Start Date   Remaining certain period payments                 None, the Contract remains in force according
                                                                                   to the Contract's succession of ownership

                                 Death Benefit when Contract Owner     Death Benefit when Contract Owner and
Death of Annuitant               and Annuitant are the same person      Annuitant are not the same person
------------------------------   ---------------------------------   ----------------------------------------
Before Annuity Start Date        Current value of certain period     Certain period payments; if the contract
                                 payments; if the contract has no    has no certain period, no payments will
                                 certain period, no payments will    be made
                                 be made

On or After Annuity Start Date   Remaining certain period payments   Remaining certain period payments

     IMPORTANT NOTE: As described in the table above, if the Annuitant (and the Joint Annuitant, if any) dies prior to the Annuity Start Date, and the Payment Option chosen is based on a life contingency only (no certain period was elected, Option 1 or Option 3), then the Contract will terminate with no further Income Payments or benefits due to any party to the Contract. AGL will retain your Premium Payment.

Designation of Beneficiary

The Contract Owner may select one or more Beneficiaries for the Annuitant and name them on the application if the Annuity Payment Option selected provides for a Beneficiary. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may make the designation of Beneficiary irrevocable. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

                                   PERFORMANCE

Occasionally, we may advertise certain performance information concerning one or more of the Divisions, including average annual total return and yield information. A Division's performance information is based on its past performance only and is not intended as an indication of future performance.

Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a Division, it reflects changes in the fund share price, the automatic reinvestment by the Division of all distributions, and the deduction of Contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

When we advertise the yield of a Division, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the Division during the period by the value of the Division on the last day of the period.

When we advertise the performance of the money market Division, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market Division refers to the income generated by an investment in that Division over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 12 month period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the Separate Account level is lower than at the Fund level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the variable account level are lower than at the fund level because they are reduced by the mortality and expense risk charge and the administrative charge.

Performance information for a Division may be compared in reports and advertising to:

     (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

     (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

     (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

     (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

                                      TAXES

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. You should consult with a competent tax advisor to determine the specific federal tax treatment of your Contract based on your individual factual situation. Not all of the information we have included may be applicable to your Contract. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the Funds, please see the Funds' prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity Contracts. Generally, you will not be taxed on the earnings in an annuity Contract until you take the money out. Different rules apply depending on how you take the money out and whether your Contract is qualified or non-qualified as explained below.

Tax Treatment of Distributions - Qualified Contracts

If you purchase your Contract under a (qualified) tax-favored retirement plan or account, your Contract is referred to as a Qualified Contract. Examples of qualified plans or accounts are:

     .    Individual Retirement Annuities ("IRA");

     . Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans or TSAs");

     .    Keogh Plans; and

     . Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Distributions In General

Generally, with Qualified Contracts you have not paid any taxes on the money used to buy the Contract or on any earnings. Therefore, any amount you take out as Income Payments or as a withdrawal will be taxable income. In addition, a 10% tax penalty may apply to the taxable income.

This additional 10% tax in general does not apply:

     . where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated Beneficiary;

     .    where the taxpayer is age 59 1/2 or older;

     .    where payment is made on account of death;

     .    where the payment is made on account of the taxpayer's disability;

     . where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

     .    in some cases, upon separation from service on or after age 55; or

     .    certain other limited circumstances.

Withdrawals Where Income Start Date Is Before Age 59 1/2 -- A Withdrawal May Trigger a 10% Tax Penalty Unless an Exception Applies. If the Income Start Date is before age 59 1/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a withdrawal from the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a withdrawal from the Contract. You should also contact your tax advisor before taking withdrawals.

Example: Individual A is age 57 1/2 when he begins to receive annual Income Payments of $10,000 from a traditional individual retirement annuity. Since this is a Qualified Contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a withdrawal. In 2003, A must pay the 10% penalty tax on the Income Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2 years) plus interest.

Individual Retirement Annuities ("IRA"). Code Sections 408 and 408A permit eligible individuals to contribute to a traditional IRA or to a Roth IRA. By attachment of an endorsement that reflects the requirements of Code Section 408(b), the Contracts may be issued as a traditional IRA. By attachment of an endorsement that reflects the requirements of Code Section 408A, the contracts may be issued as a Roth IRA.

Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches 70 1/2, and must also begin required distributions at that age-these rules do not apply to a Roth IRA.

Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into a traditional IRA. In addition, distributions from a traditional IRA may be rolled over to another IRA or qualified plan, or converted into a Roth IRA, provided certain conditions are met. Purchases of the Contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the Contract.

Rollovers. Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or traditional IRA. A prospective owner considering use of the Contract in this manner should consult a competent tax adviser with regard to the suitability of the Contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs. Rollovers may also occur between one Roth IRA and another Roth IRA.

Beginning in 2006, employers are permitted to offer a separate Roth account as part of their 401(k) or 403(b) employer pension plan, and employees may designate a portion of their plan contributions for deposit to a Roth account. Under Code Section 402A, distributions from such Roth 401(k) or Roth 403(b) accounts can be directly or indirectly rolled into a Roth IRA. Such rollovers are not subject to tax or penalty and are exempt from both the annual contribution and the conversion limitations.

Conversions. If you have modified adjusted gross income of $100,000 or less for the tax year, not including the conversion, you can convert previously untaxed funds from a traditional IRA to a Roth IRA. The funds removed from the traditional IRA are taxable in the year of the conversion, but no penalty tax applies. If you had established any Roth IRA at least 5 years prior to taking a Roth withdrawal, or have had a conversion IRA for at least 5 years, distributions are tax free as long as you have the attained age of

59 1/2, your distributions are made on account of disability or death, or you withdraw up to $10,000 in conjunction with a first-time home purchase.

Tax Treatment of Distributions - Non-Qualified Contracts

General. For Income Payments, generally a portion of each payment will be considered a return of your premium and will not be taxed. The remaining portion of each payment is taxed at ordinary income rates. The nontaxable portion of variable Income Payments (also known as "Exclusion Amount") is generally determined by a formula that establishes a specific dollar amount of each payment that is not taxed. After the full amount of your Premium Payment has been recovered tax-free, the full amount of subsequent Income Payments will be taxable. If Income Payments stop due to the death of the Annuitant before the full amount of your Premium Payment has been recovered, a tax deduction is allowed for the unrecovered amount.

Full Withdrawals. For payments made upon full withdrawal from the annuity Contract, the taxable portion is the amount received in excess of the remaining investment in the Contract.

Partial Withdrawal - 100% Taxable. As a general rule, partial withdrawals will be 100% taxable and will not reduce investment in the Contract.

Withdrawal May Trigger an Additional 10% Tax Penalty Unless an Exception Applies. If a taxable distribution is made under the Contract, an additional tax of 10% of the amount of the taxable distribution may apply.

This additional tax does not apply where:

     . the payment is made under an immediate annuity Contract, defined for these purposes as an annuity (1) purchased with a single premium, (2) the Annuity Starting Date of which commences within one year from the date of the purchase of the annuity, and (3) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period;

     . the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated Beneficiary;

     .    the taxpayer is age 59 1/2 or older;

     .    the payment is made on account of the taxpayer's disability;

     .    the payment is made on account of death;

     .    and in certain other circumstances.

It should be noted that a withdrawal of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing substantially equal payments. In that event, payments excepted from the 10% penalty tax because they were considered part of substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal (or other modification) and is equal to the tax that would have been imposed (plus interest) had the exception not applied. The possible application of this recapture tax should be considered before making a withdrawal from the Contract. You should also seek the advice of your tax advisor.

Example: Individual A is age 57 1/2 when he begins to receive annual Income Payments of $10,000. Of each annuity payment, $3,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2 respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a withdrawal. In 2003, A must pay the 10% penalty tax on the Income Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $600 (10% of 3,000 each year for 2 years) plus interest.

Non-Qualified Contracts Owned by Non-Natural Persons

As a general rule, non-qualified annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. This rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person. There is also an exception to this general rule for immediate annuity contracts as defined in the prior section. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax advisor.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of a life insurance, endowment or annuity contract for an annuity contract unless money or other property is distributed as part of the exchange. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisors.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the Funds are being managed so as to comply with these requirements.

There is limited guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the Funds. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the Contract, could be treated as the owner of assets in the funds. We reserve the right to make changes to the Contract we think necessary to see that it qualifies as a variable annuity Contract for tax purposes.

Withholding

We are required to withhold federal income taxes on Income Payments and withdrawals that include taxable income unless the Payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For Income Payments, we will withhold on the taxable portion of Income Payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                                OTHER INFORMATION

American General Life Insurance Company

We are American General Life Insurance Company ("AGL"). AGL is a stock life insurance company organized under the laws of Texas. AGL's home office address is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and asset management in the United States and internationally. AIG American General is a marketing name of AGL and its affiliates. The commitments under the Contracts are AGL's, and AIG has no legal obligation to back those commitments.

AGL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AGL's membership in IMSA applies only to AGL and not its products.

Distribution of the Contract

Individuals who sell the Contracts will be licensed by State insurance authorities as agents of AGL. The individuals will also be registered representatives of (1) broker-dealer firms that are affiliated with AGL, or (2) other broker-dealer firms, which are not affiliated with AGL. However, some individuals may be representatives of firms that are exempt from broker-dealer regulation.

American General Equity Services Corporation ("AGESC") is the principal underwriter and distributor of the Contracts. AGESC is located at 2727-A Allen Parkway, 2-G7, Houston, Texas 77019. AGESC is a Delaware corporation and an affiliate of American General Life Insurance Company (AGESC is an indirect wholly-owned subsidiary of AIG). AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC is also the principal underwriter for AGL's Separate Accounts A, VA-1, VA-2 and VL-R, as well as the underwriter for various separate accounts of other AGL affiliates. These separate accounts are registered investment companies. AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

AGL offers the Contracts on a continuous basis.

AGL compensates broker-dealers that sell the Contracts according to one or more compensation schedules. The schedules provide for compensation of up to 4.0% of Premium Payments that Owners make.

AGL may agree to pay certain broker-dealers an additional promotional allowance. This promotional allowance compensates these certain broker-dealers for additional training and promotional expenses incurred in the promotion and sale of the Contracts. None of these distribution expenses results in any additional charges under the Contracts that are not described under "Expenses."

Legal Proceedings

AGL is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, AGL believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AGL's results of operations and financial position.

                              FINANCIAL STATEMENTS

The Financial Statements of AGL and the Separate Account can be found in the Statement of Additional Information. You may obtain a free copy of these Financial Statements if you write us at our Administrative Center, at VUL Administration, P.O. Box 4880, Houston, Texas 77210-4880, or call us at 1-800-340-2765.

                                   APPENDIX A

                  HYPOTHETICAL ILLUSTRATIONS OF INCOME PAYMENTS

We have prepared the following tables to show how variable Income Payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly Income Payments would vary over time if the return on assets in the selected Divisions were a uniform gross annual rate of 0%, 4%, 6.34%, 8%, 10%, or 12%. The values would be different from those shown if the returns averaged 0%, 4%, 6.34%, 8%, 10%, or 12%, but fluctuated over and under those averages throughout the years.

The tables reflect the current total separate account annual expenses, which are equivalent to an annual charge of 0.55%. (The values would be lower than those shown if the maximum of 1.25% was used.) The amounts shown in the tables also take into account the arithmetic average of the Funds' management fees and operating expenses at an annual rate of approximately 0.81% of the average daily net assets of the Funds. Actual fees and expenses of the Funds associated with your Contract may be more or less than 0.81%, will vary from year to year, and will depend on your allocation. See the section in this prospectus entitled "Fee Tables" for more complete details. The monthly Income Payments are illustrated on a pre-tax basis. The federal income tax treatment of Income Payment considerations is generally described in the section of this prospectus entitled "Taxes."

The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 0.55% for total separate account annual expenses and the assumed 0.81% for investment management and operating expenses after contractual reimbursement or fee waiver. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 1.36%.

Two sets of tables follow -- one set for a male age 65 and the other for a female age 65. The first table in each set assumes that 100% of the single Premium Payment is allocated to a variable investment option. The second assumes that 50% of the single Premium Payment is allocated to the Fixed Account using the fixed annuity rates we offered on the Payout Option at the time this illustration was prepared. Both sets of tables assume that a lifetime income with ten years certain was purchased.

When part of the single Premium Payment has been allocated to the Fixed Account, the certain minimum Income Payments resulting from this allocation is also shown. The illustrated variable Income Payments use an Assumed Investment Return ("AIR") of 5% per year. Thus, actual net performance greater than 5% per year will result in increasing Income Payments and actual net performance less than 5% per year will result in decreasing Income Payments. We currently offer AIRs of 3.5% and 5%; in the future we may offer alternative Assumed Investment Returns. Fixed Income Payments will not vary from what was elected. Initial monthly Income Payments under a fixed Payout Option are generally higher than initial payments under a variable Payout Option.

These tables show the monthly Income Payments for several hypothetical constant assumed rates of return. Of course, actual investment performance will not be constant and may be volatile, so expect your variable Income Payments to fluctuate. Upon request, and when you are considering a Payout Option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply.

                           INCOME PAYMENT ILLUSTRATION
                                 (100% VARIABLE)
                        Single Premium Payment: $100,000
                                    Sex: Male
                                     Age: 65
          Payout Option Selected: Life Annuity with 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly Income Payment based on current rates, if 100% fixed for Payout Option selected: $666.38

Variable monthly Income Payments based on current rates, if 100% variable for Payout option selected: $632.52

Illustrative amounts below assume that 100% of the single premium is allocated to a variable Payout Option.

Assumed Investment return at which monthly variable payments remain constant:
5.00%

                                                       Monthly Payments
                                              With an Assumed Rate of Return of:
                                -------------------------------------------------------------
                                                             Gross
                                 0.00%     4.00%     6.34%     8.00%      10.00%      12.00%
                                -------   -------   -------   -------   ---------   ---------
Payment   Calendar   Attained                               Net
  Year      Year       Year      -1.34%    2.66%     5.00%     6.66%      8.66%       10.66%
-------   --------   --------   -------   -------   -------   -------   ---------   ---------
   1        2008        65      $632.52   $632.52   $632.52   $632.52   $  632.52   $  632.52
   2        2009        66       594.31    618.41    632.52    642.50      654.55      666.60
   3        2010        67       558.41    604.61    632.52    652.64      677.35      702.51
   4        2011        68       524.68    591.12    632.52    662.94      700.94      740.36
   5        2012        69       492.98    577.93    632.52    673.40      725.35      780.25
   10       2017        74       361.02    516.26    632.52    728.25      860.78    1,014.34
   15       2022        79       264.38    461.18    632.52    787.56    1,021.50    1,318.67
   20       2027        84       193.61    411.97    632.52    851.69    1,212.22    1,714.29

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the funds selected. The amount of the Income Payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages during the years and from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Income Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Income Payments are made during the Annuitant's lifetime. Benefits vary depending on the Payout Option selected. The hypothetical performance above illustrates a lifetime income with 10 years of payments certain. If the Annuitant dies before payments have been made for the certain period, payments will continue to be paid to the Beneficiary for the remainder of the period. The cumulative amount of Income Payments received depends on how long the Annuitant lives after the certain period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses, the mortality and expense risk charge and administrative charge from the gross rates of return. The illustration assumes annuity starting date is the contract date.

                           INCOME PAYMENT ILLUSTRATION
                            (50% VARIABLE/50% FIXED)
                        Single Premium Payment: $100,000
                                    Sex: Male
                                     Age: 65
          Payout Option Selected: Life Annuity with 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly Income Payment based on current rates, if 100% fixed for Payout Option selected: $666.38

Variable monthly Income Payments based on current rates, if 100% variable for Payout Option selected: $632.52

Illustrative amounts below assume that 50% of the single Premium is allocated to a variable Payout Option.

Assumed Investment Return at which monthly variable payments remain constant:
5.00%

Monthly Income Payments will vary with investment performance, but will never be less than $333.19. The monthly guaranteed payment of $333.19 is being provided by the $50,000 applied under the fixed Payout Option.

                                                       Monthly Payments
                                              With an Assumed Rate of Return of:
                                -------------------------------------------------------------
                                                             Gross
                                 0.00%     4.00%     6.34%     8.00%      10.00%      12.00%
                                -------   -------   -------   -------   ---------   ---------
Payment   Calendar   Attained                               Net
  Year      Year       Year      -1.34%    2.66%     5.00%     6.66%      8.66%       10.66%
-------   --------   --------   -------   -------   -------   -------   ---------   ---------
  1         2008        65      $649.45    649.45    649.45    649.45     649.45    $  649.45
  2         2009        66       630.35    642.39    649.45    654.44     660.47       666.49
  3         2010        67       612.39    635.49    649.45    659.51     671.86       684.45
  4         2011        68       595.53    628.75    649.45    664.66     683.66       703.37
  5         2012        69       579.68    622.15    649.45    669.89     695.87       723.32
  10        2017        74       513.70    591.32    649.45    697.31     763.58       840.36
  15        2022        79       465.38    563.78    649.45    726.97     843.94       992.52
  20        2027        84       429.99    539.18    649.45    759.04     939.30     1,190.34

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the funds selected. The amount of the Income Payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages during the years and from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Income Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Income Payments are made during the Annuitant's lifetime. Benefits vary depending on the Payout Option selected. The hypothetical performance above illustrates a lifetime income with 10 years of payments certain. If the Annuitant dies before payments have been made for the certain period, payments will continue to be paid to the Beneficiary for the remainder of the period. The cumulative amount of Income Payments received depends on how long the Annuitant lives after the certain period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses, the mortality and expense risk charge and administrative charge from the gross rates of return. The illustration assumes annuity starting date is the contract date.

                           INCOME PAYMENT ILLUSTRATION
                                 (100% VARIABLE)
                        Single Premium Payment: $100,000
                                   Sex: Female
                                     Age: 65
          Payout Option Selected: Life Annuity with 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly Income Payment based on current rates, of 100% fixed Payout Option selected: $626.19

Variable monthly Income Payments based on current rates, of 100% variable for Payout option selected: $592.07

Illustrative amounts below assume that 100% of the single premium is allocated to a variable Payout Option.

Assumed Investment Return at which monthly variable payments remain constant: 5%

                                                       Monthly Payments
                                              With an Assumed Rate of Return of:
                                -------------------------------------------------------------
                                                            Gross
                                 0.00%     4.00%     6.34%     8.00%      10.00%      12.00%
                                -------   -------   -------   -------   ---------   ---------
Payment   Calendar   Attained                                Net
  Year      Year       Year      -1.34%    2.66%     5.00%     6.66%      8.66%       10.66%
-------   --------   --------   -------   -------   -------   -------   ---------   ---------
 1          2008        65      $592.07   $592.07   $592.07   $592.07   $  592.07   $  592.07
 2          2009        66       556.30    578.86    592.07    601.41      612.69      623.97
 3          2010        67       522.70    565.94    592.07    610.91      634.03      657.59
 4          2011        68       491.12    553.31    592.07    620.55      656.11      693.02
 5          2012        69       461.46    540.97    592.07    630.34      678.97      730.35
 10         2017        74       337.93    483.25    592.07    681.68      805.74      949.47
 15         2022        79       247.47    431.69    592.07    737.19      956.17    1,234.34
 20         2027        84       181.22    385.63    592.07    797.23    1,134.70    1,604.66

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the funds selected. The amount of the Income Payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages during the years and from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Income Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Income Payments are made during the Annuitant's lifetime. Benefits vary depending on the Payout Option selected. The hypothetical performance above illustrates a lifetime income with 10 years of payments certain. If the Annuitant dies before payments have been made for the certain period, payments will continue to be paid to the Beneficiary for the remainder of the period. The cumulative amount of Income Payments received depends on how long the Annuitant lives after the certain period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses, the mortality and expense risk charge and administrative charge from the gross rates of return. The illustration assumes annuity starting date is the contract date.

                           INCOME PAYMENT ILLUSTRATION
                            (50% VARIABLE/50% FIXED)
                        Single Premium Payment: $100,000
                                   Sex: Female
                                     Age: 65
          Payout Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly Income Payment based on current rates, if 100% fixed for Payout Option selected: $626.19

Variable monthly Income Payments based on current rates, of 100% variable for Payout Option selected: $592.07

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Payout Option.

Assumed Investment Return at which monthly variable payments remain constant: 5%

Monthly Income Payments will vary with investment performance, but will never be less than $313.10. The monthly guaranteed payment of $313.10 is being provided by the $50,000 applied under the fixed Payout Option.

                                                       Monthly Payments
                                              With an Assumed Rate of Return of:
                                -------------------------------------------------------------
                                                            Gross
                                 0.00%     4.00%     6.34%     8.00%      10.00%      12.00%
                                -------   -------   -------   -------   ---------   ---------
Payment   Calendar   Attained                                Net
  Year      Year       Year      -1.34%    2.66%     5.00%     6.66%      8.66%       10.66%
-------   --------   --------   -------   -------   -------   -------   ---------   ---------
 1          2008        65      $609.13   $609.13   $609.13   $609.13    $609.13    $  609.13
 2          2009        66       591.25    602.52    609.13    613.80     619.44       625.08
 3          2010        67       574.44    596.07    609.13    618.55     630.11       641.89
 4          2011        68       558.66    589.75    609.13    623.37     641.15       659.60
 5          2012        69       543.82    583.58    609.13    628.27     652.58       678.27
 10         2017        74       482.06    554.72    609.13    653.93     715.96       787.83
 15         2022        79       436.83    528.94    609.13    681.69     791.18       930.26
 20         2027        84       403.71    505.91    609.13    711.71     880.45     1,115.43

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the funds selected. The amount of the Income Payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages during the years and from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Income Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Income Payments are made during the Annuitant's lifetime. Benefits vary depending on the Payout Option selected. The hypothetical performance above illustrates a lifetime income with 10 years of payments certain. If the Annuitant dies before payments have been made for the certain period, payments will continue to be paid to the Beneficiary for the remainder of the period. The cumulative amount of Income Payments received depends on how long the Annuitant lives after the certain period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses, the mortality and expense risk charge and administrative charge from the gross rates of return. The illustration assumes annuity starting date is the contract date.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION........................................................    3
   AGL    .................................................................    3
   Separate Account D......................................................    3
SERVICES    ...............................................................    3
DISTRIBUTION OF THE CONTRACTS..............................................    4
PERFORMANCE INFORMATION....................................................    4
   Performance Data........................................................    5
      Average Annual Total Return Calculations.............................    5
      Fund Performance Calculations........................................    7
      AIG Retirement Company I Money Market I Fund Investment Option
         Yield and Effective Yield Calculations............................    9
CONTRACT PROVISIONS........................................................   10
   Variable Income Payments................................................   10
   Annuity Income Unit Value...............................................   10
   Net Investment Factor...................................................   10
   Misstatement of Age or Gender...........................................   11
   Evidence of Survival....................................................   11
ADDITIONAL INFORMATION ABOUT THE CONTRACTS.................................   11
   Gender neutral policies.................................................   11
   Certain Arrangements....................................................   12
   Our General Account.....................................................   12
MATERIAL CONFLICTS.........................................................   12
FINANCIAL STATEMENTS.......................................................   13
   Separate Account Financial Statements...................................   13
   AGL Financial Statements................................................   13
   Index to Financial Statements...........................................   13
INDEX TO FINANCIAL STATEMENTS..............................................   14
   Separate Account D Financial Statements.................................   14
   AGL Consolidated Financial Statements...................................   14

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS

[LOGO OF AIG(R) AMERICAN GENERAL]                               Privacy Notice

--------------------------------------------------------------------------------

AIG American General knows that your privacy is important. You have received this notice as required by law and because you are now or may be a customer of one of our companies. This notice will advise you of the types of Nonpublic Personal Information we collect, how we use it, and what we do to protect your privacy.

"Nonpublic Personal Information" refers to personally identifiable information that is not available to the public.

"Employees, Representatives, Agents, and Selected Third Parties" refers to individuals or entities who act on our behalf.

..   Our Employees, Representatives, Agents, and Selected Third Parties may
    collect Nonpublic Personal Information about you, including information:

   .   Given to us on applications or other forms;

   .   About transactions with us, our affiliates, or third parties;

   . From others, such as credit reporting agencies, employers, and federal and state agencies.

..   The types of Nonpublic Personal Information we collect depends on the products we offer to you and may include your: name; address; Social Security Number; account balances; income; assets; insurance premiums; coverage and beneficiaries; credit reports; marital status; and payment history. We may also collect Nonpublic Personal Health Information, such as medical reports, to underwrite insurance policies, process claims, or for other related functions.

..   We restrict access to Nonpublic Personal Information to those Employees,
    Representatives, Agents, or Selected Third Parties who provide products or services to you and who have been trained to handle Nonpublic Personal Information as described in this Notice.

..   We have policies and procedures that direct our Employees, Representatives,
    Agents and Selected Third Parties acting for us, on how to protect and use Nonpublic Personal Information.

..   We have physical, electronic, and procedural safeguards in place that were designed to protect Nonpublic Personal Information.

..   We do not share Nonpublic Personal Information about you except as allowed by law.

..   We may disclose all types of Nonpublic Personal Information that we collect, including information regarding your transactions or experiences with us, when needed, to:

    (i)Our Employees, Representatives, Agents, and Selected Third Parties, as permitted by law; or

   (ii)other organizations with which we have joint marketing agreements as permitted by law.

..   The types of companies and persons to whom we may disclose Nonpublic
    Personal Information as permitted by law include: banks; attorneys; trustees; third-party administrators; insurance agents; insurance companies; insurance support organizations; credit reporting agencies; registered broker-dealers; auditors; regulators; and reinsurers.

..   We do not share your Nonpublic Personal Health Information unless authorized by you or allowed by law.

..   Our privacy policy applies, to the extent required by law, to our agents and representatives when they are acting on behalf of AIG American General.

..   You will be notified if our privacy policy changes.

..   Our privacy policy applies to current and former customers.

THIS PRIVACY NOTICE IS PROVIDED FOR YOUR INFORMATION ONLY. YOU DO NOT NEED TO CALL OR TAKE ANY ACTION.

--------------------------------------------------------------------------------

This Privacy Notice is provided on behalf of the following companies:

AGC Life Insurance Company, AIG Life Insurance Company of Puerto Rico, AIG Life Insurance Company, AIG Life of Bermuda, Ltd., AIG Premier Insurance Company, AIG Worldwide Life Insurance of Bermuda, Ltd, American General Assurance Company, American General Equity Services Corporation, American General Indemnity Company, American General Life and Accident Insurance Company, American General Life Insurance Company, American General Property Insurance Company of Florida, American General Property Insurance Company, American International Life Assurance Company of New York, Delaware American Life Insurance Company, Pacific Union Assurance Company, The United States Life Insurance Company in the City of New York.

CALIFORNIA, NEW MEXICO AND VERMONT RESIDENTS ONLY:

Following the law of your state, we will not disclose nonpublic personal financial information about you to nonaffiliated third parties (other than as permitted by law) unless you authorize us to make that disclosure. Your authorization must be in writing. If you wish to authorize us to disclose your nonpublic personal financial information to nonaffiliated third parties, you may write to us at: American General Service Center, P.O. Box 4373, Houston, Texas 77210-4373.

(C) 2008 American International Group, Inc. All rights reserved.

AGLC0375-STF                                                           REV0208

(LOGO) AIG(R) American General

For additional information about the Platinum Investor(R) Immediate Variable Annuity Contracts and the Separate Account, you may request a copy of the Statement of Additional Information (the "SAI"), dated April 30, 2008. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI and the Contract or Fund prospectuses if you [GRAPHIC OMITTED] write us at our Administrative Center, which is located at 2727-A Allen Parkway, Houston, Texas 77019, Attention: SPIA Operations, 2-D1, or call us at 1-800-242-4079. You may also obtain the SAI from an insurance representative through which the Contracts may be purchased. Additional information about the Platinum Investor Immediate Variable Annuity Contracts is available to individuals considering purchasing a Contract upon request to the same address or phone number printed above.

Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Office of Investor Education and Advocacy in Washington, D.C. Inquiries on the operations of the Office of Investor Education and Advocacy may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Office of Investor Education and Advocacy of the SEC, 100 F. Street N.E., Washington, D.C. 20549.

Contracts issued by:
American General Life Insurance Company
A subsidiary of American International Group, Inc. ("AIG")
2727-A Allen Parkway, Houston, TX 77019

Platinum Investor Immediate Variable Annuity
Contract Form Number 03017 or 03017-A

Not available in the state of New York

Distributed by American General Equity Services Corporation
Member FINRA
A subsidiary of American International Group, Inc.

The underwriting risks, financial obligations and support functions associated with the products issued by American General Life Insurance Company ("AGL") are its responsibility. AIG does not underwrite any annuity contract described by this prospectus. AGL is responsible for its own financial condition and contractual obligations. AGL does not solicit business in the state of New York. The Contracts are not available in all states.

                                                         [LOGO] IMSA
                                                    INSURANCE MARKETPLACE
                                                    STANDARDS ASSOCIATION

                                                Membership in IMSA applies only
                                              to American General Life Insurance
                                               Company and not to its products.

(C) 2008 American International Group, Inc. All rights reserved


ICA File No.
811-02441

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D

                 PLATINUM INVESTOR(R) IMMEDIATE VARIABLE ANNUITY

               SINGLE PREMIUM IMMEDIATE VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                     AMERICAN GENERAL LIFE INSURANCE COMPANY

                              SPIA OPERATIONS 2-D1

                    P.O. BOX 3018, HOUSTON, TEXAS 77019-2116

                 TELEPHONE: 1-800-242-4079; FAX: 1-713-620-3139

                       STATEMENT OF ADDITIONAL INFORMATION

                              DATED APRIL 30, 2008

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for American General Life Insurance Company Separate Account D (the "Separate Account" or "Separate Account D") dated April 30, 2008, describing the Platinum Investor Immediate Variable Annuity ("Platinum Investor Annuity") single premium immediate variable annuity contract (the "Contract" or "Contracts"). The prospectus sets forth information that a prospective investor should know before investing. For a copy of the prospectus, and any prospectus supplements, contact American General Life Insurance Company ("AGL") at the address or telephone number given above. Each term used in this SAI that is defined in the related prospectus has the same meaning as the prospectus' definition.

                                TABLE OF CONTENTS

GENERAL INFORMATION........................................................    3
   AGL.....................................................................    3
   Separate Account D......................................................    3
SERVICES...................................................................    3
DISTRIBUTION OF THE CONTRACTS..............................................    4
PERFORMANCE INFORMATION....................................................    4
   Performance Data........................................................    5
      Average Annual Total Return Calculations.............................    5
      Fund Performance Calculations........................................    7
      AIG Retirement Company I Money Market I Fund Investment Option
         Yield and Effective Yield Calculations............................    9
CONTRACT PROVISIONS........................................................   10
   Variable Income Payments................................................   10
   Annuity Income Unit Value...............................................   10
   Net Investment Factor...................................................   10
   Misstatement of Age or Gender...........................................   11
   Evidence of Survival....................................................   11
ADDITIONAL INFORMATION ABOUT THE CONTRACTS.................................   11
      Gender neutral policies..............................................   11
      Certain Arrangements.................................................   12
      Our General Account..................................................   12
MATERIAL CONFLICTS.........................................................   12
FINANCIAL STATEMENTS.......................................................   13
   Separate Account Financial Statements...................................   13
   AGL Financial Statements................................................   13
INDEX TO FINANCIAL STATEMENTS..............................................   14
   Separate Account D Financial Statements.................................   14
   AGL Consolidated Financial Statements...................................   14

                               GENERAL INFORMATION

AGL

     We are American General Life Insurance Company ("AGL"). AGL is a stock life insurance company organized under the laws of Texas. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and asset management in the United States and internationally. AIG American General is a marketing name of AGL and its affiliates. The commitments under the Policies are AGL's, and AIG has no legal obligation to back those commitments.

     AGL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AGL's membership in IMSA applies only to AGL and not its products.

Separate Account D

     We hold the Fund shares in which any of your single premium payment is invested in the divisions of Separate Account D. Separate Account D is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. We created the Separate Account on November 19, 1973 under Texas law.

     For record keeping and financial reporting purposes, Separate Account D is divided into 103 separate "divisions," 45 of which are available under the Contracts offered by the prospectus as variable "investment options." Some of these 45 and the remaining 58 divisions are offered under other AGL contracts. We hold the Fund shares in which we invest your single premium payment for an investment option in the division that corresponds to that investment option. One or more of the Funds may sell its shares to other funds.

     The assets in Separate Account D are our property. The assets in the Separate Account may not be used to pay any liabilities of AGL other than those arising from the Contracts. AGL is obligated to pay all amounts under the Contracts due the Contract Owners. We act as custodian for the Separate Account's assets.

                                    SERVICES

     AGL and American General Life Companies, LLC ("AGLC"), are parties to a services agreement. AGL and AGLC are each indirect wholly-owned subsidiaries of AIG and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to AGL and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2007, 2006 and 2005, AGL paid AGLC for these services $367,979,145, $340,329,330 and $317,771,939, respectively.

     We have not designed the Contracts for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. We currently have no contractual agreements or any other formal or informal arrangements with any entity or individual permitting such transfers and receive no compensation for any such contract or arrangement.

                          DISTRIBUTION OF THE CONTRACTS

     American General Equity Services Corporation ("AGESC"), 2727-A Allen Parkway, 2-G7, Houston, Texas 77019, a Delaware corporation and a direct wholly-owned subsidiary of AGL, is the principal underwriter and distributor of the Contracts for the Separate Account under a Distribution Agreement between AGESC and AGL. AGESC also acts as principal underwriter for AGL's other separate accounts and for the separate accounts of certain AGL affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the Financial Industry Regulatory Authority ("FINRA"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

     The Contracts are offered on a continuous basis.

     Individuals who sell the Contracts will be licensed by State insurance authorities as agents of AGL. The individuals will also be registered representatives of (1) broker-dealer firms that are affiliated with AGL, or (2) other broker-dealer firms, which are not affiliated with AGL. However, some individuals may be representatives of firms that are exempt from broker-dealer regulation.

     AGL compensates broker-dealers that sell the Contracts according to one or more compensation schedules. The schedules provide for commissions of up to 4.0% of Premium Payments that Contract Owners make.

     AGL has also agreed to pay certain broker-dealers an additional promotional allowance. This promotional allowance compensates these certain broker-dealers for additional training and promotional expenses incurred in the promotion and sale of the Contracts. None of these distribution expenses results in any additional charges under the Contracts that are not described in the Contract prospectus under "Expenses."

                             PERFORMANCE INFORMATION

     From time to time, we may quote performance information for the divisions of Separate Account D in advertisements, sales literature, or reports to Contract Owners or prospective investors.

     We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical Contract Owner's Income Payments. We also may present the yield or total return of the division based on a hypothetical investment in a Contract. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Fund in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the sales charge, and withdrawal charge. We also may present the yield or total return of the investment option in which a division invests.

     We may compare a division's performance to that of other variable annuity separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of AGL's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

     Performance information for any division reflects the performance of a hypothetical Contract and is not illustrative of how actual investment performance would affect the benefits under your Contract. You should not consider such performance information to be an estimate or guarantee of future performance.

Performance Data

     The following tables show the past performance data for the Contracts. The first table shows the average annual total return calculations of the variable investment options. The first table includes all of the noninsurance charges: one-time contract charge, mortality and expense risk charge, administrative charge, premium tax charge, sales charge, and withdrawal charge.

     The second table shows the average annual total returns of the Funds underlying the variable investment options. The second table does not reflect any charges of the Separate Account or of the Contracts. If these charges were reflected, then the Fund average annual total return calculations would be lower than what is currently shown.

     Average Annual Total Return Calculations. Each variable investment option may advertise its average annual total return. We calculate each variable investment option's average annual total return quotation under the following standard method:

     . We take a hypothetical $10,000 investment in each variable investment option on the first day of the period at the maximum offering price ("Initial Investment").

     . We calculate the ending redeemable value ("Redeemable Value") of that investment at the end of the 1, 3, 5 and 10 year period. If the Average Annual Total Return for a variable investment option is not available for a stated period, we may show the Average Annual Total Return since the variable investment option inception. The Redeemable Value reflects the effect of the one-time contract charge, mortality and expense risk charge, the administrative charge, the premium tax charge, the sales charge and the withdrawal charge.

     .    We divide the Redeemable Value by the Initial Investment.

     . We take this quotient to the Nth root (N representing the number of years in the period), subtract 1 from the result, and express the result as a percentage.

     Average annual total return quotations for the variable investment options for the period ended December 31, 2007 are shown in the table below.

             Variable Investment Option Average Annual Total Returns
      with deduction of any applicable Separate Account or Contract charges
                           (through December 31, 2007)

                                                                                                          Since     Investment
                                                                                                       Investment     Option
                                                                                                         Option      Inception
Investment Option*                                       1 year   3 years   5 years/1/   10 years/1/    Inception      Date
------------------------------------------------------   ------   -------   ---------    ----------    ----------   ----------
AIM V.I. International Growth Fund - Series I             14.09%   19.50%       n/a          n/a         19.82%      1/15/2004
Alger American Leveraged AllCap Portfolio - Class O
   Shares/2/                                              32.80%   21.48%       n/a          n/a         19.23%      6/29/2004
Alger American MidCap Growth Portfolio - Class O
   Shares                                                 30.83%   16.11%       n/a          n/a         15.97%      6/29/2004
American Century VP Inflation Protection Fund -
   Class II                                                8.90%    3.59%       n/a          n/a          4.62%      6/29/2004
American Century VP Value Fund - Class I                  -5.66%    5.16%       n/a          n/a          7.02%      1/15/2004
Credit Suisse Small Cap Core I Portfolio                  -1.38%   -0.18%       n/a          n/a          0.86%      1/15/2004
Fidelity VIP Asset Manager(SM) Portfolio - Service
   Class 2                                                14.54%    8.00%       n/a          n/a          6.88%      1/15/2004
Fidelity VIP Contrafund(R) Portfolio - Service Class 2    16.66%   14.47%       n/a          n/a         14.44%      1/15/2004
Fidelity VIP Equity-Income Portfolio - Service Class 2     0.71%    8.04%       n/a          n/a          8.43%      1/15/2004
Fidelity VIP Freedom 2020 Portfolio - Service Class 2      9.36%     n/a        n/a          n/a          9.19%       5/1/2006
Fidelity VIP Freedom 2025 Portfolio - Service Class 2      9.65%     n/a        n/a          n/a          9.34%       5/1/2006
Fidelity VIP Freedom 2030 Portfolio - Service Class 2     10.47%     n/a        n/a          n/a          9.90%       5/1/2006
Fidelity VIP Growth Portfolio - Service Class 2           25.96%   11.89%       n/a          n/a          8.40%      1/15/2004
Fidelity VIP Mid Cap Portfolio - Service Class 2          14.70%   14.60%       n/a          n/a         18.00%      6/29/2004
Franklin Templeton Franklin Small Cap Value Securities
   Fund - Class 2                                         -2.92%    6.90%       n/a          n/a          9.90%      6/29/2004
Franklin Templeton Franklin U.S. Government Fund -
   Class 2                                                 6.02%    3.76%       n/a          n/a          4.17%      6/29/2004
Franklin Templeton Mutual Shares Securities Fund -
   Class 2                                                 2.91%   10.03%       n/a          n/a         11.31%      6/29/2004
Franklin Templeton Templeton Foreign Securities Fund -
   Class 2                                                14.82%   14.96%       n/a          n/a         15.22%      1/15/2004
Janus Aspen International Growth Portfolio - Service
   Shares                                                 27.31%   34.56%       n/a          n/a         29.59%      1/15/2004
Janus Aspen Mid Cap Growth Portfolio - Service Shares     21.07%   14.98%       n/a          n/a         15.63%      1/15/2004
JPMorgan Small Company Portfolio                          -6.19%    3.34%       n/a          n/a          8.13%      1/15/2004
MFS(R) VIT New Discovery Series - Initial Class            1.95%    6.31%       n/a          n/a          4.60%      1/15/2004
MFS(R) VIT Research Series - Initial Class                12.58%    9.87%       n/a          n/a         10.35%      1/15/2004
Neuberger Berman AMT Mid-Cap Growth Portfolio -
   Class I                                                21.85%   16.28%       n/a          n/a         15.56%      1/15/2004
Oppenheimer Balanced Fund/VA - Non-Service Shares          3.21%    5.64%       n/a          n/a          7.41%      6/29/2004
Oppenheimer Global Securities Fund/VA - Non-Service
   Shares                                                  5.73%   12.05%       n/a          n/a         14.84%      6/29/2004

             Variable Investment Option Average Annual Total Returns
      with deduction of any applicable Separate Account or Contract Charges
                           (through December 31, 2007)

                                                                                                          Since     Investment
                                                                                                       Investment     Option
                                                                                                         Option      Inception
Investment Option*                                       1 year   3 years   5 years/1/   10 years/1/    Inception      Date
------------------------------------------------------   ------   -------   ---------    ----------    ----------   ----------
PIMCO VIT CommodityRealReturn Strategy Portfolio -
   Administrative Class                                   22.56%     n/a        n/a          n/a          9.37%       5/1/2006
PIMCO VIT Real Return Portfolio - Administrative Class    10.02%    3.81%       n/a          n/a          4.67%      1/15/2004
PIMCO VIT Short-Term Portfolio - Administrative Class      3.91%    3.18%       n/a          n/a          2.60%      1/15/2004
PIMCO VIT Total Return Portfolio - Administrative
   Class                                                   8.14%    4.40%       n/a          n/a          4.09%      1/15/2004
Pioneer Mid Cap Value VCT Portfolio - Class I              5.00%     n/a        n/a          n/a          7.05%       5/1/2006
Putnam VT Diversified Income Fund - Class IB               3.56%    3.91%       n/a          n/a          5.57%      6/29/2004
Putnam VT International Growth and Income Fund -
   Class IB                                                6.42%   15.18%       n/a          n/a         15.88%      1/15/2004
SunAmerica Aggressive Growth Portfolio - Class 1          -1.04%    6.44%       n/a          n/a          8.48%      6/29/2004
SunAmerica Balanced Portfolio - Class 1                    4.82%    5.41%       n/a          n/a          6.33%      6/29/2004
VALIC Company I/3/ International Equities Fund             8.17%   15.48%       n/a          n/a         15.52%      1/15/2004
VALIC Company I/3/ Mid Cap Index Fund                      7.05%    9.32%       n/a          n/a         10.31%      1/15/2004
VALIC Company I/3/ Money Market I Fund                     4.12%    3.44%       n/a          n/a          2.68%      1/15/2004
VALIC Company I/3/ Nasdaq-100(R) Index Fund               17.95%    8.00%       n/a          n/a          7.31%      1/15/2004
VALIC Company I/3/ Science & Technology Fund              17.05%    8.18%       n/a          n/a          4.96%      1/15/2004
VALIC Company I/3/ Small Cap Index Fund                   -2.43%    5.91%       n/a          n/a          7.32%      1/15/2004
VALIC Company I/3/ Stock Index Fund                        4.55%    7.66%       n/a          n/a          7.82%      1/15/2004
Van Kampen LIT Growth and Income Portfolio - Class I       2.23%    8.94%       n/a          n/a          9.86%      1/15/2004
Vanguard VIF High Yield Bond Portfolio                     1.39%    3.72%       n/a          n/a          5.33%      6/29/2004
Vanguard VIF REIT Index Portfolio                        -17.06%    7.37%       n/a          n/a         13.43%      6/29/2004

----------
* The performance figures in the table reflect the investment performance for the Division for the stated periods and should not be used to infer that future performance will be the same.

/1./ "N/A" indicates data is not available for the stated period. None of the investment options has an inception date earlier than January 15, 2004, the effective date of the registration statement.

/2./ Effective May 1, 2008, the Alger American Leveraged AllCap Portfolio is changing its name to Alger American Capital Appreciation Portfolio.

/3./ Effective May 1, 2008, VALIC Company I is changing its name to AIG
     Retirement Company I.

     Fund Performance Calculations. Each variable investment option may advertise the performance for the corresponding Fund in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Fund in which the variable investment option invests may pre-date the effective date of the variable investment option being offered in the Contract.

     The table below provides the actual historical performance of the corresponding Fund in which each of these variable investment options invests. Unlike the previous table of variable investment option average annual total return calculations, the information in the table below does not reflect the charges and deductions of the Separate Account or of the Contracts. If these charges were reflected, then the Fund average annual total return calculations would be lower than what is currently shown.

                        Fund Average Annual Total Returns
    without deduction of any Applicable Separate Account or Contract Charges
                   (through December 31, 2007) Total Returns

                                                                                             Since         Fund
                                                                                              Fund      Inception
Fund                                         1 year  3 years/1/  5 years/1/  10 years/1/  Inception/2/     Date
------------------------------------------  -------  ----------  ----------  -----------  ------------  ---------
AIM V.I. International Growth Fund -
Series I                                     14.72%    20.16%      22.66%        8.96%           *       05/05/93
Alger American Leveraged AllCap Portfolio -
Class O Shares/3/                            33.53%    22.15%      21.58%       12.04%           *       01/25/95
Alger American MidCap Growth Portfolio -
Class O Shares                               31.56%    16.75%      21.60%       12.63%           *       05/03/93
American Century VP Inflation Protection
Fund - Class II                               9.49%     4.15%       4.77%         n/a         4.77%      12/31/02
American Century VP Value Fund - Class I     -5.14%     5.74%      11.75%        7.75%           *       05/01/96
Credit Suisse Small Cap Core I Portfolio     -0.83%     0.37%      10.74%        2.24%           *       06/30/95
Fidelity VIP Asset Manager(sm) Portfolio -
Service Class 2                              15.17%     8.59%       9.65%        5.35%           *       09/06/89
Fidelity VIP Contrafund(R) Portfolio -
Service Class 2                              17.30%    15.10%      17.62%       10.35%           *       01/03/95
Fidelity VIP Equity-Income Portfolio -
Service Class 2                               1.27%     8.64%      13.15%        6.44%           *       10/09/86
Fidelity VIP Freedom 2020 Portfolio -
Service Class 2                               9.97%      n/a         n/a          n/a        12.32%      04/26/05
Fidelity VIP Freedom 2025 Portfolio -
Service Class 2                              10.26%      n/a         n/a          n/a        12.95%      04/26/05
Fidelity VIP Freedom 2030 Portfolio -
Service Class 2                              11.08%      n/a         n/a          n/a        13.95%      04/26/05
Fidelity VIP Growth Portfolio -
Service Class 2                              26.66%    12.51%      14.25%        6.59%           *       10/09/86
Fidelity VIP Mid Cap Portfolio -
Service Class 2                              15.34%    15.23%      21.40%         n/a        18.69%      12/28/98
Franklin Templeton Franklin Small Cap
Value Securities Fund - Class 2              -2.38%     7.49%      15.22%         n/a         7.82%      01/06/99
Franklin Templeton Franklin U.S.
Government Fund - Class 2                     6.61%     4.33%       3.73%         n/a         5.07%      01/06/99
Franklin Templeton Mutual Shares
Securities Fund - Class 2                     3.48%    10.64%      13.80%         n/a         9.41%      01/06/99
Franklin Templeton Templeton Foreign
Securities Fund - Class 2                    15.46%    15.60%      19.34%        8.07%           *       05/01/97
Janus Aspen International Growth Portfolio
- Service Shares                             28.02%    35.30%      31.65%       14.74%           *       05/02/94
Janus Aspen Mid Cap Growth Portfolio -
Service Shares                               21.74%    15.61%      20.20%        8.33%           *       09/13/93
JPMorgan Small Company Portfolio             -5.67%     3.91%      14.17%        5.40%           *       12/31/94
MFS(R) VIT New Discovery Series -
Initial Class                                 2.52%     6.90%      11.71%         n/a         7.22%      05/01/98
MFS(R) VIT Research Series - Initial Class   13.20%    10.47%      14.26%        5.36%           *       07/26/95
Neuberger Berman AMT Mid-Cap Growth
Portfolio - Class I                          22.53%    16.92%      18.95%        9.66%           *       11/03/97
Oppenheimer Balanced Fund/VA - Non-Service
Shares                                        3.79%     6.22%      10.52%        6.72%           *       02/09/87
Oppenheimer Global Securities Fund/VA -
Non-Service Shares                            6.32%    12.67%      19.51%       12.24%           *       11/12/90
PIMCO VIT CommodityRealReturn Strategy
Portfolio - Administrative Class             23.24%    12.46%        n/a          n/a        12.58%      06/30/04
PIMCO VIT Real Return Portfolio -
Administrative Class                         10.63%     4.38%       6.16%         n/a         8.67%      09/30/99
PIMCO VIT Short-Term Portfolio -
Administrative Class                          4.49%     3.76%       2.92%         n/a         3.85%      09/30/99
PIMCO VIT Total Return Portfolio -
Administrative Class                          8.74%     4.97%       4.97%        6.01%           *       12/31/97
Pioneer Mid Cap Value VCT Portfolio -
Class I                                       5.58%     8.65%      16.58%       10.06%           *       03/01/95
Putnam VT Diversified Income Fund -
Class IB                                      4.13%     4.48%       8.35%        5.06%           *       09/15/93
Putnam VT International Growth and Income
Fund - Class IB                               7.01%    15.81%      20.97%        9.51%           *       01/02/97
SunAmerica Aggressive Growth Portfolio -
Class 1                                      -0.47%     7.03%      12.97%        5.69%           *       06/03/96
SunAmerica Balanced Portfolio - Class 1       5.39%     5.98%       7.91%        3.98%           *       06/03/96
VALIC Company I(4) International Equities
Fund                                          8.77%    16.12%      19.06%        6.76%           *       10/02/89
VALIC Company I(4) Mid Cap Index Fund         7.64%     9.92%      15.80%       10.84%           *       10/01/91
VALIC Company I(4) Money Market I Fund        4.69%     4.01%       2.67%        3.41%           *       01/16/86
VALIC Company I(4) Nasdaq-100(R) Index
Fund                                         18.60%     8.60%      16.04%         n/a        -7.20%      10/01/00
VALIC Company I(4) Science & Technology
Fund                                         17.69%     8.78%      14.47%        2.66%           *       04/29/94
VALIC Company I(4) Small Cap Index Fund      -1.89%     6.49%      15.83%        6.83%           *       05/01/92
VALIC Company I(4) Stock Index Fund           5.13%     8.25%      12.44%        5.56%           *       04/20/87
Van Kampen LIT Growth and Income Portfolio
- Class I                                     2.80%     9.54%      13.99%        9.59%           *       12/23/96

                    Fund Average Annual Total Returns
    without deduction of any applicable Separate Account or Contract charges
                      (through December 31, 2007)

                                                                                             Since         Fund
                                                                                              Fund      Inception
Fund                                         1 year  3 years/1/  5 years/1/  10 years/1/  Inception/2/     Date
------------------------------------------  -------  ----------  ----------  -----------  ------------  ---------
Vanguard VIF High Yield Bond Portfolio        1.95%     4.29%       7.54%        4.69%           *       06/03/96
Vanguard VIF REIT Index Portfolio           -16.60%     7.96%      17.35%         n/a        13.93%      02/09/99

----------
/1./ "N/A" indicates data is not available for the stated period.

/2./ "*" indicates SEC rules that require us to show return information for no more than 10 years.

/3./ Effective May 1, 2008, the Alger American Leveraged AllCap Portfolio is changing its name to Alger American Capital Appreciation Portfolio.

/4./ Effective May 1, 2008, VALIC Company I is changing its name to AIG
     Retirement Company I.

     AIG Retirement Company I Money Market I Fund Investment Option Yield and Effective Yield Calculations. We calculate the AIG Retirement Company I Money Market I Fund Investment Option's yield by a standard method that the SEC prescribes. Under that method, we base the current yield quotation on a seven day period and calculate that yield as follows:

     . We take the net change in the value of your single premium payment during the period.

     . We divide that net change by the value of your single premium payment at the beginning of the period to obtain the base period return.

     . We multiply the base period return by the fraction 365/7 to obtain the current yield figure.

     . We carry the current yield figure to the nearest one-hundredth of one percent.

     We do not include realized capital gains or losses and unrealized appreciation or depreciation of the Option's division in the calculation. The AIG Retirement Company I Money Market I Fund Investment Option's historical yield for the seven day period ended December 31, 2007 was 2.85%.

     We determine the AIG Retirement Company I Money Market I Fund Investment Option's effective yield by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1) raised to the power of (365/7) - 1. The AIG Retirement Company I Money Market I Fund Investment Option's historical effective yield for the seven day period ended December 31, 2007 was 2.89%. Yield and effective yield do not reflect the deduction of any Separate Account or Contract charges.

     The yield and effective yield calculations above do not reflect the Daily charge (mortality and expense risk charge) or any other charges and deductions of the Separate Account or of the Contracts. If these charges had been reflected, then the yield and effective yield calculations would have been lower than what is currently shown.

                               CONTRACT PROVISIONS

Variable Income Payments

     A variable annuity is an annuity whose payments are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable divisions. When you pay your single premium payment, we calculate the number of Annuity Income Units associated with each Income Payment determined by our currently used rate factor and the Annuity Income Unit Values.

Annuity Income Unit Value

     The value of an Annuity Income Unit for each division was arbitrarily set initially at $100 for the Contracts. This was done when the first underlying Fund shares were purchased for the Contracts. The Annuity Income Unit Value at the end of any subsequent Valuation Period is determined by multiplying the division's Annuity Income Unit Value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

     (a) is the net investment factor (described below) for the Valuation Period for which the Annuity Income Unit Value is being determined; and

     (b) is the Assumed Investment Return for such Valuation Period.

     The Assumed Investment Return adjusts for the rate of return assumed in determining the first variable Income Payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the Assumed Investment Return rate.

Net Investment Factor

     The net investment factor is used to determine how investment results of a Fund and Contract fees and charges affect the Annuity Income Unit Value of the division from one Valuation Period to the next. The net investment factor for each division for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

     (a) is equal to:

          (i) the net asset value per share of the underlying Fund held in the division determined at the end of that Valuation Period, plus

          (ii) the per share amount of any dividend or capital gain distribution made by the underlying Fund held in the division if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

          (iii) a per share charge or credit, which we determine, for changes in tax reserves resulting from investment operations of the division.

     (b)  is equal to:

          (i) the net asset value per share of the underlying Fund held in the division determined as of the end of the prior Valuation Period, plus or minus

          (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

     (c) is equal to the mortality and expense risk charge rate and administrative charge rate for the Valuation Period.

     The net investment factor may be greater or less than the Assumed Investment Return. Therefore, the Annuity Income Unit Value may increase or decrease from Valuation Period to Valuation Period.

Misstatement of Age or Gender

     We will require proof of the age and gender of the Annuitant before making any Income Payment provided for by the Contract. If the age or gender of the Annuitant has been misstated, we will compute the amount payable based on the correct age and gender. If Income Payments have begun, any underpayment that may have been made will be paid in full with the next Income Payments, including interest at the annual rate of 3%. Any overpayments, including interest at the annual rate of 3% will be deducted from future annuity payments until we are repaid in full.

Evidence of Survival

     If a Contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

                   ADDITIONAL INFORMATION ABOUT THE CONTRACTS

     Gender neutral policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer Contracts for sale in situations which, under current law, require gender-neutral premiums or benefits. However, we reserve the right to offer the Contracts on both a gender-neutral and a sex-distinct basis subject to state and other regulatory approval.

     Certain Arrangements. Most of the advisers or administrators of the Funds make certain payments to us for certain administrative, Contract, and Contract owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. Currently, these payments range from 0.15% to 0.35% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. Except for the PIMCO Variable Insurance Trust, these amounts will not be paid by the Funds or Policy owners.

     Our General Account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Contract's Fixed Account. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our Fixed Account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC have not reviewed the disclosures that are included in the Contract prospectus for your information about our general account or our Fixed Account. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                               MATERIAL CONFLICTS

     We are required to track events to identify any material conflicts from using underlying Funds for both variable life and variable annuity separate accounts. The boards of the Funds, AGL, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

     .    state insurance law or federal income tax law changes;

     .    investment management of an underlying Fund changes; or

     . voting instructions given by owners of variable life insurance contracts and variable annuity contracts differ.

     The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). One or more of the investment portfolios may sell its shares to other investment portfolios. Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.

     If there is a material conflict, we have the duty to determine appropriate action, including removing the underlying Funds involved from investment by our variable investment options. We may take other action to protect Contract Owners. This could mean delays or interruptions of the variable operations.

     When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an underlying Fund's adviser or its investment policies. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to Contract Owners.

     Under the Investment Company Act of 1940, we must get your approval for certain actions involving our Separate Account. In this case, you have one vote for every $100 of value you have in the variable investment options. We cast votes credited to amounts in the variable investment options not credited to Contracts in the same proportion as votes cast by Contract Owners.

                              FINANCIAL STATEMENTS

     PricewaterhouseCoopers LLP ("PwC"), located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, is the independent registered public accounting firm for AGL. AIG uses PwC as its corporate-wide auditing firm.

Separate Account Financial Statements

     The statement of net assets as of December 31, 2007 and the related statement of operations for the year then ended and statements of changes in net assets for the two years then ended December 31, 2007 of the Separate Account, included in this Statement of Additional Information, have been so included in reliance on the report of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

     As of the date of this SAI, none of the assets of the Separate Account were attributable to the Contracts.

AGL Financial Statements

     The consolidated balance sheets of AGL as of December 31, 2007 and 2006 and the related consolidated statements of income, shareholder's equity, comprehensive income and cash flows for each of the three years in the period ended December 31, 2007, included in this Statement of Additional Information, have been so included in reliance on the report of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                          INDEX TO FINANCIAL STATEMENTS

     You should consider the financial statements of AGL that we include in this SAI primarily as bearing on the ability of AGL to meet its obligations under the Contracts.

I. Separate Account D Financial Statements                                               Page
                                                                                        ------
Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm...  D -  1
Statement of Net Assets as of December 31, 2007.......................................  D -  2
Statement of Operations for the year ended December 31, 2007..........................  D -  4
Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006.....  D -  6
Notes to Financial Statements.........................................................  D - 32

II. AGL Consolidated Financial Statements                                               Page
                                                                                        ----
Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm...    1
Consolidated Balance Sheets as of December 31, 2007 and 2006..........................    2
Consolidated Statements of Income for the years ended
   December 31, 2007, 2006 and 2005...................................................    4
Consolidated Statements of Shareholder's Equity for the years ended
   December 31, 2007, 2006 and 2005...................................................    5
Consolidated Statements of Comprehensive Income for the years ended
   December 31, 2007, 2006 and 2005...................................................    6
Consolidated Statements of Cash Flows for the years ended
   December 31, 2007, 2006 and 2005...................................................    7
Notes to Consolidated Financial Statements............................................    9

[LOGO OF AIG(R)AMERICAN GENERAL]

                                                               Variable Annuity
                                                             Separate Account D

                                                                           2007

                                                                  Annual Report

                                                              December 31, 2007

                                        American General Life Insurance Company
                             A subsidiary of American International Group, Inc.

[LOGO] PRICEWATERHOUSECOOPERS LLP

                                                      PricewaterhouseCoopers LLP
                                                      1201 Louisiana
                                                      Suite 2900
                                                      Houston, TX 77002-5678
                                                      Telephone (713) 356 4000
                                                      Facsimile (713) 356 4717

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of American General Life Insurance Company and Contract Owners of American General Life Insurance Company Separate Account D

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Divisions of American General Life Insurance Company Separate Account D (the "Separate Account") listed in Note A at December 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the investment companies, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

April 4, 2008

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF NET ASSETS
December 31, 2007

                                                                  Due from (to)                                     Net assets
                                                                    American                Contract   Contract   attributable to
                                                    Investment    General Life              owners -   owners -      contract
                                                  securities - at   Insurance               annuity  accumulation      owner
Divisions                                           fair value       Company    Net Assets  reserves   reserves      reserves
------------------------------------------------- --------------- ------------- ----------- -------- ------------ ---------------
AIM V.I. Core Equity Fund - Series I                $ 3,001,708        $--      $ 3,001,708  $   --  $ 3,001,708    $ 3,001,708
AIM V.I. International Growth Fund - Series I         1,374,695         --        1,374,695      --    1,374,695      1,374,695
AIM V.I. Premier Equity Fund - Series I                      --         --               --      --           --             --
Alger American Leveraged AllCap Portfolio -
  Class O Shares                                             --         --               --      --           --             --
Alger American MidCap Growth Portfolio - Class O
  Shares                                                     --         --               --      --           --             --
American Century VP Inflation Protection Fund -
  Class II                                                   --         --               --      --           --             --
American Century VP Value Fund - Class I              1,350,697         (1)       1,350,696      --    1,350,696      1,350,696
Credit Suisse Small Cap Core I Portfolio                235,826         (1)         235,825      --      235,825        235,825
Dreyfus IP MidCap Stock Portfolio - Initial
  Shares                                                452,204         --          452,204      --      452,204        452,204
The Dreyfus Socially Responsible Growth Fund,
  Inc. - Initial Shares                                 936,461         --          936,461      --      936,461        936,461
Dreyfus VIF Developing Leaders Portfolio -
  Initial Shares                                      1,357,818         --        1,357,818      --    1,357,818      1,357,818
Dreyfus VIF Quality Bond Portfolio - Initial
  Shares                                              2,511,391         --        2,511,391      --    2,511,391      2,511,391
Evergreen VA High Income Fund - Class 1               5,987,620         --        5,987,620      --    5,987,620      5,987,620
Fidelity VIP Asset Manager Portfolio - Initial
  Class                                                 149,619         --          149,619      --      149,619        149,619
Fidelity VIP Asset Manager Portfolio - Service
  Class 2                                               428,473         --          428,473      --      428,473        428,473
Fidelity VIP Contrafund Portfolio - Service
  Class 2                                             2,503,566         --        2,503,566      --    2,503,566      2,503,566
Fidelity VIP Equity-Income Portfolio - Service
  Class 2                                             2,254,080         --        2,254,080      --    2,254,080      2,254,080
Fidelity VIP Growth Portfolio - Service Class 2       1,508,363         --        1,508,363      --    1,508,363      1,508,363
Fidelity VIP Index 500 Portfolio - Initial Class         47,409         --           47,409      --       47,409         47,409
Fidelity VIP Mid Cap Portfolio - Service Class 2             --         --               --      --           --             --
Fidelity VIP Overseas Portfolio - Initial Class          44,354         --           44,354      --       44,354         44,354
Franklin Templeton Franklin Small Cap Value
  Securities Fund - Class 2                                  --         --               --      --           --             --
Franklin Templeton Franklin U.S. Government Fund
  - Class 2                                                  --         --               --      --           --             --
Franklin Templeton Mutual Shares Securities Fund
  - Class 2                                                  --         --               --      --           --             --
Franklin Templeton Templeton Foreign Securities
  Fund - Class 2                                        747,649          1          747,650      --      747,650        747,650
Franklin Templeton Templeton Global Asset
  Allocation Fund - Class 2                             801,576         --          801,576      --      801,576        801,576
Goldman Sachs VIT Capital Growth Fund -
  Institutional Shares                                   81,145         --           81,145      --       81,145         81,145
Janus Aspen International Growth Portfolio -
  Service Shares                                        645,272         (1)         645,271      --      645,271        645,271
Janus Aspen Mid Cap Growth Portfolio - Service
  Shares                                                492,957         --          492,957      --      492,957        492,957
Janus Aspen Worldwide Growth Portfolio - Service
  Shares                                                291,677         --          291,677      --      291,677        291,677
JPMorgan Mid Cap Value Portfolio                             --         --               --      --           --             --
JPMorgan Small Company Portfolio                        213,213         --          213,213      --      213,213        213,213
LEVCO Equity Value Fund                                      --         --               --      --           --             --
MFS VIT Core Equity Series - Initial Class              781,501         --          781,501      --      781,501        781,501
MFS VIT Emerging Growth Series - Initial Class        2,210,256         --        2,210,256      --    2,210,256      2,210,256
MFS VIT New Discovery Series - Initial Class            344,722         --          344,722      --      344,722        344,722
MFS VIT Research Series - Initial Class                 468,650         --          468,650      --      468,650        468,650
Neuberger Berman AMT Balanced Portfolio - Class I        10,887         --           10,887      --       10,887         10,887
Neuberger Berman AMT Mid-Cap Growth Portfolio -
  Class I                                               384,290         (1)         384,289      --      384,289        384,289
Oppenheimer Balanced Fund/VA - Non-Service Shares            --         --               --      --           --             --
Oppenheimer Global Securities Fund/VA - Non-
  Service Shares                                             --         --               --      --           --             --
PIMCO VIT Real Return Portfolio - Administrative
  Class                                               1,484,284         --        1,484,284      --    1,484,284      1,484,284
PIMCO VIT Short-Term Portfolio - Administrative
  Class                                                 439,482         --          439,482      --      439,482        439,482
PIMCO VIT Total Return Portfolio -
  Administrative Class                                2,221,874         --        2,221,874      --    2,221,874      2,221,874
Pioneer Fund VCT Portfolio - Class I                    664,972         (1)         664,971      --      664,971        664,971
Pioneer Growth Opportunities VCT Portfolio -
  Class I                                             1,050,115         --        1,050,115      --    1,050,115      1,050,115
Principal Diversified International Account           8,232,163         (1)       8,232,162   1,358    8,230,804      8,232,162
Principal Equity Income Account I                    19,874,015          1       19,874,016      --   19,874,016     19,874,016
Principal Growth Account                             29,335,197         (1)      29,335,196   1,103   29,334,093     29,335,196
Principal Income Account                             11,938,661         (1)      11,938,660   1,407   11,937,253     11,938,660
Principal LargeCap Blend Account                     23,617,445         --       23,617,445      --   23,617,445     23,617,445

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF NET ASSETS - CONTINUED
December 31, 2007

                                                                 Due from (to)
                                                                   American                 Contract   Contract     Net assets
                                                   Investment    General Life               owners -   owners -   attributable to
                                                 securities - at   Insurance                annuity  accumulation contract owner
Divisions                                          fair value       Company     Net Assets  reserves   reserves      reserves
------------------------------------------------ --------------- ------------- ------------ -------- ------------ ---------------
Principal MidCap Stock Account                    $  4,319,026      $   (1)    $  4,319,025 $     -- $  4,319,025  $  4,319,025
Principal Money Market Account                       6,701,988       9,827        6,711,815       --    6,711,815     6,711,815
Principal Mortgage Securities Account               10,939,876          --       10,939,876    1,420   10,938,456    10,939,876
Principal SAM Balanced Portfolio                   149,959,524          --      149,959,524  118,683  149,840,841   149,959,524
Principal SAM Conservative Balanced Portfolio        7,292,460          --        7,292,460       --    7,292,460     7,292,460
Principal SAM Conservative Growth Portfolio        105,503,939          --      105,503,939       --  105,503,939   105,503,939
Principal SAM Flexible Income Portfolio             23,616,389          --       23,616,389       --   23,616,389    23,616,389
Principal SAM Strategic Growth Portfolio            35,108,778          (1)      35,108,777       --   35,108,777    35,108,777
Principal Short-Term Income Account                  4,081,666          --        4,081,666       --    4,081,666     4,081,666
Principal SmallCap Growth Account                    6,674,411           1        6,674,412      847    6,673,565     6,674,412
Principal West Coast Equity Account                 15,823,939          --       15,823,939       --   15,823,939    15,823,939
Putnam VT Diversified Income Fund - Class IB                --          --               --       --           --            --
Putnam VT Growth and Income Fund - Class IB          1,487,576          --        1,487,576       --    1,487,576     1,487,576
Putnam VT International Growth and Income Fund
  - Class IB                                           589,508          --          589,508       --      589,508       589,508
Royce Small-Cap Portfolio                            1,745,357          --        1,745,357       --    1,745,357     1,745,357
SunAmerica Aggressive Growth Portfolio - Class 1            --          --               --       --           --            --
SunAmerica Balanced Portfolio - Class 1                     --          --               --       --           --            --
UIF Core Plus Fixed Income Portfolio - Class I
  Shares                                             2,016,475          --        2,016,475       --    2,016,475     2,016,475
UIF Emerging Markets Equity Portfolio - Class I
  Shares                                             2,851,910          --        2,851,910       --    2,851,910     2,851,910
UIF Equity Growth Portfolio - Class I Shares         6,033,981          --        6,033,981       --    6,033,981     6,033,981
UIF Global Value Equity Portfolio - Class I
  Shares                                             4,062,095          --        4,062,095       --    4,062,095     4,062,095
UIF High Yield Portfolio - Class I Shares            2,353,128          --        2,353,128       --    2,353,128     2,353,128
UIF International Magnum Portfolio - Class I
  Shares                                             2,731,261           1        2,731,262       --    2,731,262     2,731,262
UIF U.S. Mid Cap Value Portfolio - Class I
  Shares                                             8,216,439          --        8,216,439       --    8,216,439     8,216,439
UIF U.S. Real Estate Portfolio - Class I Shares      2,469,334          --        2,469,334       --    2,469,334     2,469,334
UIF Value Portfolio - Class I Shares                 6,240,815          --        6,240,815       --    6,240,815     6,240,815
VALIC Company I Blue Chip Growth Fund                  136,191          --          136,191       --      136,191       136,191
VALIC Company I Core Value Fund                         52,843          --           52,843       --       52,843        52,843
VALIC Company I Health Sciences Fund                    97,242          --           97,242       --       97,242        97,242
VALIC Company I International Equities Fund            600,368          (1)         600,367       --      600,367       600,367
VALIC Company I Mid Cap Index Fund                   3,138,580          (1)       3,138,579       --    3,138,579     3,138,579
VALIC Company I Money Market I Fund                  7,558,172          (1)       7,558,171       --    7,558,171     7,558,171
VALIC Company I Nasdaq-100 Index Fund                  350,852          --          350,852       --      350,852       350,852
VALIC Company I Science & Technology Fund              284,355          --          284,355       --      284,355       284,355
VALIC Company I Small Cap Index Fund                   507,745          --          507,745       --      507,745       507,745
VALIC Company I Social Awareness Fund                    3,359          --            3,359       --        3,359         3,359
VALIC Company I Stock Index Fund                     3,799,914          --        3,799,914       --    3,799,914     3,799,914
Van Kampen Comstock Fund                             5,143,306           1        5,143,307   48,680    5,094,627     5,143,307
Van Kampen Corporate Bond Fund                         153,829          --          153,829       --      153,829       153,829
Van Kampen High Yield Fund                           4,145,658           1        4,145,659       --    4,145,659     4,145,659
Van Kampen LIT Enterprise Portfolio - Class I       12,607,669          (2)      12,607,667       --   12,607,667    12,607,667
Van Kampen LIT Government Portfolio - Class I        5,522,860          --        5,522,860   26,179    5,496,681     5,522,860
Van Kampen LIT Growth and Income Portfolio -
  Class I                                           28,616,523          --       28,616,523       --   28,616,523    28,616,523
Van Kampen LIT Money Market Portfolio - Class I      4,145,424          --        4,145,424   21,915    4,123,509     4,145,424
Van Kampen LIT Strategic Growth Portfolio -
  Class I                                            8,952,443          --        8,952,443  647,026    8,305,417     8,952,443
Van Kampen Reserve Fund                                243,654          --          243,654   18,765      224,889       243,654
Vanguard VIF High Yield Bond Portfolio                      --          --               --       --           --            --
Vanguard VIF REIT Index Portfolio                           --          --               --       --           --            --
WM VT Growth & Income Fund                                  --          --               --       --           --            --
WM VT Growth Fund                                           --          --               --       --           --            --
WM VT International Growth Fund                             --          --               --       --           --            --
WM VT Money Market Fund                                     --          --               --       --           --            --
WM VT Small Cap Growth Fund                                 --          --               --       --           --            --

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007

                                      A           B          A+B=C         D            E             F           C+D+E+F
                                            Mortality and                 Net                   Net change in     Increase
                                  Dividends  expense risk     Net      realized   Capital gain    unrealized   (decrease) in
                                    from         and       investment gain (loss) distributions  appreciation    net assets
                                   mutual   administrative   income       on       from mutual  (depreciation) resulting from
Divisions                           funds      charges       (loss)   investments     funds     of investments   operations
--------------------------------- --------- -------------- ---------- ----------- ------------- -------------- --------------
AIM V.I. Core Equity Fund -
  Series I                        $ 34,048    $ (52,610)   $ (18,562) $  268,362   $       --    $    27,181     $  276,981
AIM V.I. International Growth
  Fund - Series I                    5,624      (23,823)     (18,199)    534,528           --       (290,047)       226,282
AIM V.I. Premier Equity Fund -
  Series I                              --           --           --          --           --             --             --
Alger American Leveraged
  AllCap Portfolio - Class O
  Shares                                --           --           --          --           --             --             --
Alger American MidCap Growth
  Portfolio - Class O Shares            --           --           --          --           --             --             --
American Century VP Inflation
  Protection Fund - Class II            --           --           --          --           --             --             --
American Century VP Value Fund -
  Class I                           32,110      (24,113)       7,997     183,587      166,512       (431,647)       (73,551)
Credit Suisse Small Cap Core I
  Portfolio                             --       (3,588)      (3,588)      7,883           --         (8,019)        (3,724)
Dreyfus IP MidCap Stock
  Portfolio - Initial Shares         3,038       (9,146)      (6,108)      3,237       86,320        (70,635)        12,814
The Dreyfus Socially Responsible
  Growth Fund, Inc. - Initial
  Shares                             7,135      (16,926)      (9,791)    (69,032)          --        161,589         82,766
Dreyfus VIF Developing Leaders
  Portfolio - Initial Shares        16,571      (27,376)     (10,805)     61,250      289,725       (552,439)      (212,269)
Dreyfus VIF Quality Bond
  Portfolio - Initial Shares       147,628      (41,288)     106,340     (35,140)          --         (6,012)        65,188
Evergreen VA High Income Fund -
  Class 1                          461,462      (24,119)     437,343       1,380           --       (297,852)       140,871
Fidelity VIP Asset Manager
  Portfolio - Initial Class          8,568       (2,185)       6,383         240        3,764          7,678         18,065
Fidelity VIP Asset Manager
  Portfolio - Service Class 2       32,066       (7,657)      24,409      69,868       19,655        (42,207)        71,725
Fidelity VIP Contrafund
  Portfolio - Service Class 2       18,292      (37,677)     (19,385)    353,201      626,789       (552,408)       408,197
Fidelity VIP Equity-Income
  Portfolio - Service Class 2       38,421      (37,725)         696     346,653      193,347       (503,573)        37,123
Fidelity VIP Growth Portfolio -
  Service Class 2                    7,517      (22,260)     (14,743)    297,772          949         77,304        361,282
Fidelity VIP Index 500 Portfolio
  - Initial Class                    1,713         (743)         970         207           --            560          1,737
Fidelity VIP Mid Cap Portfolio -
  Service Class 2                       --           --           --          --           --             --             --
Fidelity VIP Overseas Portfolio
  - Initial Class                    1,399         (655)         744         226        2,671          2,316          5,957
Franklin Templeton Franklin
  Small Cap Value Securities
  Fund - Class 2                        --           --           --          --           --             --             --
Franklin Templeton Franklin U.S.
  Government Fund - Class 2             --           --           --          --           --             --             --
Franklin Templeton Mutual Shares
  Securities Fund - Class 2             --           --           --          --           --             --             --
Franklin Templeton Templeton
  Foreign Securities Fund -
  Class 2                           18,416      (12,712)       5,704     252,613       42,005       (176,938)       123,384
Franklin Templeton Templeton
  Global Asset Allocation Fund -
  Class 2                          163,028      (12,939)     150,089      23,115      213,773       (304,835)        82,142
Goldman Sachs VIT Capital Growth
  Fund - Institutional Shares          149       (1,274)      (1,125)      8,146           --            385          7,406
Janus Aspen International Growth
  Portfolio - Service Shares         3,125       (9,456)      (6,331)    160,381           --          1,525        155,575
Janus Aspen Mid Cap Growth
  Portfolio - Service Shares           378       (8,165)      (7,787)    145,893        3,337        (29,382)       112,061
Janus Aspen Worldwide Growth
  Portfolio - Service Shares         2,149       (5,429)      (3,280)     51,517           --         (6,989)        41,248
JPMorgan Mid Cap Value Portfolio        --           --           --          --           --             --             --
JPMorgan Small Company Portfolio        30       (4,031)      (4,001)     18,168       15,909        (40,812)       (10,736)
LEVCO Equity Value Fund                 --           --           --          --           --             --             --
MFS VIT Core Equity Series -
  Initial Class                      3,674      (13,210)      (9,536)    106,276           --          6,812        103,552
MFS VIT Emerging Growth Series -
  Initial Class                         --      (34,486)     (34,486)     67,743           --        421,096        454,353
MFS VIT New Discovery Series -
  Initial Class                         --       (6,391)      (6,391)     54,522       36,989        (68,781)        16,339
MFS VIT Research Series -
  Initial Class                      4,329       (7,489)      (3,160)     83,305           --        (14,830)        65,315
Neuberger Berman AMT Balanced
  Portfolio - Class I                  123         (163)         (40)         47           --          1,316          1,323
Neuberger Berman AMT Mid-Cap
  Growth Portfolio - Class I            --       (6,744)      (6,744)    130,697           --        (24,347)        99,606
Oppenheimer Balanced Fund/VA -
  Non-Service Shares                    --           --           --          --           --             --             --
Oppenheimer Global Securities
  Fund/VA - Non-Service Shares          --           --           --          --           --             --             --
PIMCO VIT Real Return Portfolio
  - Administrative Class            86,131      (25,057)      61,074       9,897        3,448         74,465        148,884
PIMCO VIT Short-Term Portfolio -
  Administrative Class              26,142       (7,625)      18,517      (1,329)          --           (837)        16,351
PIMCO VIT Total Return Portfolio
  - Administrative Class           125,938      (35,722)      90,216       2,512           --         75,597        168,325
Pioneer Fund VCT Portfolio -
  Class I                            9,923      (11,885)      (1,962)    116,664           --        (69,918)        44,784
Pioneer Growth Opportunities VCT
  Portfolio - Class I                   --      (18,933)     (18,933)     79,672      178,775       (286,250)       (46,736)
Principal Diversified
  International Account             83,172     (123,414)     (40,242)    145,186      806,272        452,153      1,363,369
Principal Equity Income Account I  253,027     (349,632)     (96,605)  3,436,633    1,176,695     (3,417,264)     1,099,459
Principal Growth Account            51,785     (422,552)    (370,767)    823,268           --      5,454,695      5,907,196
Principal Income Account           881,425     (192,826)     688,599       8,690       20,595       (147,016)       570,868
Principal LargeCap Blend Account   203,248     (402,945)    (199,697)    396,102    1,019,659        298,101      1,514,165

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF OPERATIONS - CONTINUED
For the Year Ended December 31, 2007

                               A            B          A+B=C          D             E             F           C+D+E+F
                                      Mortality and                  Net                    Net change in     Increase
                           Dividends   expense risk     Net       realized    Capital gain    unrealized   (decrease) in
                             from          and       investment  gain (loss)  distributions  appreciation    net assets
                            mutual    administrative   income        on        from mutual  (depreciation) resulting from
Divisions                    funds       charges       (loss)    investments      funds     of investments   operations
-------------------------- ---------- -------------- ----------  -----------  ------------- -------------- --------------
Principal MidCap Stock
  Account                  $   59,380  $   (87,431)  $  (28,051) $   738,865   $  421,442    $(1,556,939)   $  (424,683)
Principal Money Market
  Account                     323,547      (93,785)     229,762           --           --             --        229,762
Principal Mortgage
  Securities Account          727,667     (183,297)     544,370     (205,442)          --        268,173        607,101
Principal SAM Balanced
  Portfolio                 4,756,212   (2,574,302)   2,181,910   17,356,764           --     (6,419,019)    13,119,655
Principal SAM
  Conservative Balanced
  Portfolio                   303,620     (128,510)     175,110    1,134,774      113,325       (864,635)       558,574
Principal SAM
  Conservative Growth
  Portfolio                 2,269,314   (1,836,368)     432,946   12,055,064           --     (2,143,054)    10,344,956
Principal SAM Flexible
  Income Portfolio          1,313,777     (393,888)     919,889    1,926,781      419,832     (1,990,955)     1,275,547
Principal SAM Strategic
  Growth Portfolio            536,587     (606,002)     (69,415)   3,729,078           --        (73,931)     3,585,732
Principal Short-Term
  Income Account              241,230      (67,036)     174,194      (13,953)          --        (16,077)       144,164
Principal SmallCap Growth
  Account                          --     (107,678)    (107,678)     165,281           --        368,024        425,627
Principal West Coast
  Equity Account              134,645     (262,602)    (127,957)   2,414,297      623,899     (1,551,184)     1,359,055
Putnam VT Diversified
  Income Fund - Class IB           --           --           --           --           --             --             --
Putnam VT Growth and
  Income Fund - Class IB       28,592      (27,884)         708       98,993      328,545       (542,302)      (114,056)
Putnam VT International
  Growth and Income Fund
  - Class IB                   15,441      (11,216)       4,225      224,647      159,597       (333,662)        54,807
Royce Small-Cap Portfolio         920       (7,468)      (6,548)       5,316       79,998       (123,988)       (45,222)
SunAmerica Aggressive
  Growth Portfolio -
  Class 1                          --           --           --           --           --             --             --
SunAmerica Balanced
  Portfolio - Class 1              --           --           --           --           --             --             --
UIF Core Plus Fixed
  Income Portfolio -
  Class I Shares               71,806      (29,707)      42,099       19,093           --         21,191         82,383
UIF Emerging Markets
  Equity Portfolio -
  Class I Shares               11,590      (36,705)     (25,115)     549,039      295,677         25,593        845,194
UIF Equity Growth
  Portfolio - Class I
  Shares                           --      (89,320)     (89,320)    (205,583)          --      1,476,015      1,181,112
UIF Global Value Equity
  Portfolio - Class I
  Shares                       84,270      (62,912)      21,358      249,518      355,672       (389,653)       236,895
UIF High Yield Portfolio
  - Class I Shares            252,083      (40,315)     211,768      102,024           --       (231,451)        82,341
UIF International Magnum
  Portfolio - Class I
  Shares                       42,699      (41,812)         887      111,108      293,754        (38,049)       367,700
UIF U.S. Mid Cap Value
  Portfolio - Class I
  Shares                       61,191     (133,139)     (71,948)     689,775      947,489       (918,897)       646,419
UIF U.S. Real Estate
  Portfolio - Class I
  Shares                       37,074      (48,965)     (11,891)     703,008      289,515     (1,539,030)      (558,398)
UIF Value Portfolio -
  Class I Shares              145,658     (108,551)      37,107      275,063      553,034     (1,111,932)      (246,728)
VALIC Company I Blue Chip
  Growth Fund                     288         (470)        (182)       3,545          490          9,706         13,559
VALIC Company I Core
  Value Fund                      969         (231)         738        1,741        1,817         (4,617)          (321)
VALIC Company I Health
  Sciences Fund                    --         (303)        (303)          35        8,220          4,567         12,519
VALIC Company I
  International Equities
  Fund                         14,058       (8,827)       5,231      138,150       11,762        (98,802)        56,341
VALIC Company I Mid Cap
  Index Fund                   37,190      (49,555)     (12,365)     561,533      207,933       (473,409)       283,692
VALIC Company I Money
  Market I Fund               358,787      (51,820)     306,967           --           --             --        306,967
VALIC Company I
  Nasdaq-100 Index Fund           252       (4,504)      (4,252)      51,163           --          2,455         49,366
VALIC Company I Science &
  Technology Fund                  --       (3,700)      (3,700)      63,543           --        (20,748)        39,095
VALIC Company I Small Cap
  Index Fund                    5,686       (9,025)      (3,339)      62,456       39,298       (117,291)       (18,876)
VALIC Company I Social
  Awareness Fund                   42          (54)         (12)          (4)         355           (248)            91
VALIC Company I Stock
  Index Fund                   60,403      (56,305)       4,098      272,457      187,493       (271,434)       192,614
Van Kampen Comstock Fund      102,247      (41,591)      60,656       90,862      301,185       (579,268)      (126,565)
Van Kampen Corporate Bond
  Fund                          7,250       (1,131)       6,119          (26)          --           (181)         5,912
Van Kampen High Yield Fund    300,600      (32,438)     268,162     (239,223)          --        107,643        136,582
Van Kampen LIT Enterprise
  Portfolio - Class I          55,763     (178,582)    (122,819)  (1,295,986)          --      2,867,930      1,449,125
Van Kampen LIT Government
  Portfolio - Class I         288,376      (78,580)     209,796      (45,229)          --        163,984        328,551
Van Kampen LIT Growth and
  Income Portfolio -
  Class I                     584,256     (479,001)     105,255    2,867,771    1,366,117     (3,612,236)       726,907
Van Kampen LIT Money
  Market Portfolio -
  Class I                     192,300      (54,661)     137,639           --           --             --        137,639
Van Kampen LIT Strategic
  Growth Portfolio -
  Class I                       4,682     (134,933)    (130,251)  (2,262,494)          --      3,759,692      1,366,947
Van Kampen Reserve Fund        10,687       (1,865)       8,822           --           --             --          8,822
Vanguard VIF High Yield
  Bond Portfolio                   --           --           --           --           --             --             --
Vanguard VIF REIT Index
  Portfolio                        --           --           --           --           --             --             --
WM VT Growth & Income Fund    413,590       (9,012)     404,578    3,992,120           --     (4,568,433)      (171,735)
WM VT Growth Fund              55,758       (8,741)      47,017   (4,223,890)          --      4,246,286         69,413
WM VT International
  Growth Fund                 183,712       (2,506)     181,206      802,990    1,358,939     (2,520,974)      (177,839)
WM VT Money Market Fund         5,472       (2,417)       3,055           --           --             --          3,055
WM VT Small Cap Growth
  Fund                             --       (2,255)      (2,255)     546,510           --       (636,253)       (91,998)

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2007 and 2006

                                                                                          Divisions
                                                              -----------------------------------------------------------------
                                                                                 AIM V.I.                       Alger American
                                                               AIM V.I. Core   International     AIM V.I.         Leveraged
                                                                  Equity          Growth      Premier Equity  AllCap Portfolio -
                                                              Fund - Series I Fund - Series I Fund - Series I   Class O Shares
                                                              --------------- --------------- --------------- ------------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                                 $   (18,562)    $   (18,199)    $        --         $  --
   Net realized gain (loss) on investments                          268,362         534,528              --            --
   Capital gain distributions from mutual funds                          --              --              --            --
   Net change in unrealized appreciation (depreciation) of
     investments                                                     27,181        (290,047)             --            --
                                                                -----------     -----------     -----------         -----
Increase (decrease) in net assets resulting from operations         276,981         226,282              --            --
                                                                -----------     -----------     -----------         -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                     5,529           2,594              --            --
   Net transfers from (to) other Divisions or fixed rate
     option                                                         (40,439)         75,470              --            --
   Mortality reserve transfers                                           --              --              --            --
   Contract withdrawals                                          (2,003,743)       (999,280)             --            --
   Death benefits                                                   (54,469)        (40,869)             --            --
   Annuity benefits                                                      --              --              --            --
                                                                -----------     -----------     -----------         -----
Increase (decrease) in net assets resulting from principal
  transactions                                                   (2,093,122)       (962,085)             --            --
                                                                -----------     -----------     -----------         -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                          (1,816,141)       (735,803)             --            --
NET ASSETS:
   Beginning of year                                              4,817,849       2,110,498              --            --
                                                                -----------     -----------     -----------         -----
   End of year                                                  $ 3,001,708     $ 1,374,695     $        --         $  --
                                                                ===========     ===========     ===========         =====

For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                                 $   (20,315)    $   (11,275)    $    33,754         $  --
   Net realized gain (loss) on investments                           13,652         252,880        (650,084)           30
   Capital gain distributions from mutual funds                          --              --              --            --
   Net change in unrealized appreciation (depreciation) of
     investments                                                    378,244         296,399         926,190           (26)
                                                                -----------     -----------     -----------         -----
Increase (decrease) in net assets resulting from operations         371,581         538,004         309,860             4
                                                                -----------     -----------     -----------         -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                     1,961           1,844           4,323            --
   Net transfers from (to) other Divisions or fixed rate
     option                                                       5,767,785         190,099      (5,707,316)           --
   Mortality reserve transfers                                           --              --              --            --
   Contract withdrawals                                          (1,307,620)     (1,035,576)       (734,852)           --
   Death benefits                                                   (15,858)        (34,605)        (22,374)           --
   Annuity benefits                                                      --            (228)             --          (184)
                                                                -----------     -----------     -----------         -----
Increase (decrease) in net assets resulting from principal
  transactions                                                    4,446,268        (878,466)     (6,460,219)         (184)
                                                                -----------     -----------     -----------         -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                           4,817,849        (340,462)     (6,150,359)         (180)
NET ASSETS:
   Beginning of year                                                     --       2,450,960       6,150,359           180
                                                                -----------     -----------     -----------         -----
   End of year                                                  $ 4,817,849     $ 2,110,498     $        --         $  --
                                                                ===========     ===========     ===========         =====


                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                         Divisions
                                                             -----------------------------------------------------------------
                                                               Alger American   American Century    American
                                                                   MidCap         VP Inflation     Century VP   Credit Suisse
                                                             Growth Portfolio - Protection Fund - Value Fund - Small Cap Core I
                                                               Class O Shares       Class II        Class I       Portfolio
                                                             ------------------ ----------------- ------------ ----------------
For the Year Ended December 31, 2007
OPERATIONS:
Net investment income (loss)                                       $  --              $  --        $    7,997     $  (3,588)
   Net realized gain (loss) on investments                            --                 --           183,587         7,883
   Capital gain distributions from mutual funds                       --                 --           166,512            --
   Net change in unrealized appreciation (depreciation) of
     investments                                                      --                 --          (431,647)       (8,019)
                                                                   -----              -----        ----------     ---------
Increase (decrease) in net assets resulting from operations           --                 --           (73,551)       (3,724)
                                                                   -----              -----        ----------     ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                     --                 --               206           743
   Net transfers from (to) other Divisions or fixed rate
     option                                                           --                 --               128        (6,036)
   Mortality reserve transfers                                        --                 --                --            --
   Contract withdrawals                                               --                 --          (845,609)      (40,623)
   Death benefits                                                     --                 --           (10,572)           --
   Annuity benefits                                                   --                 --                --            --
                                                                   -----              -----        ----------     ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                        --                 --          (855,847)      (45,916)
                                                                   -----              -----        ----------     ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               --                 --          (929,398)      (49,640)
NET ASSETS:
   Beginning of year                                                  --                 --         2,280,094       285,465
                                                                   -----              -----        ----------     ---------
   End of year                                                     $  --              $  --        $1,350,696     $ 235,825
                                                                   =====              =====        ==========     =========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                                    $  --              $   1        $    3,641     $  (4,989)
   Net realized gain (loss) on investments                            (6)                (4)          114,253       114,728
   Capital gain distributions from mutual funds                       26                 --           236,566            --
   Net change in unrealized appreciation (depreciation) of
     investments                                                     (20)                --            36,125       (78,010)
                                                                   -----              -----        ----------     ---------
Increase (decrease) in net assets resulting from operations.          --                 (3)          390,585        31,729
                                                                   -----              -----        ----------     ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                     --                 --             1,245         2,022
   Net transfers from (to) other Divisions or fixed rate
     option                                                           --                  1            14,865      (146,273)
   Mortality reserve transfers                                        --                 --                --            --
   Contract withdrawals                                               --                 --          (820,735)     (230,737)
   Death benefits                                                     --                 --                --            --
   Annuity benefits                                                 (179)              (161)             (178)         (161)
                                                                   -----              -----        ----------     ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                      (179)              (160)         (804,803)     (375,149)
                                                                   -----              -----        ----------     ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (179)              (163)         (414,218)     (343,420)
NET ASSETS:
   Beginning of year                                                 179                163         2,694,312       628,885
                                                                   -----              -----        ----------     ---------
   End of year                                                     $  --              $  --        $2,280,094     $ 285,465
                                                                   =====              =====        ==========     =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                 Divisions
                                                   --------------------------------------------------------------------
                                                                      The Dreyfus
                                                     Dreyfus IP        Socially           Dreyfus VIF      Dreyfus VIF
                                                    MidCap Stock      Responsible         Developing       Quality Bond
                                                    Portfolio -   Growth Fund, Inc. - Leaders Portfolio -  Portfolio -
                                                   Initial Shares   Initial Shares      Initial Shares    Initial Shares
                                                   -------------- ------------------- ------------------- --------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                      $   (6,108)      $   (9,791)         $   (10,805)     $   106,340
   Net realized gain (loss) on investments                3,237          (69,032)              61,250          (35,140)
   Capital gain distributions from mutual funds          86,320               --              289,725               --
   Net change in unrealized appreciation
     (depreciation) of investments                      (70,635)         161,589             (552,439)          (6,012)
                                                     ----------       ----------          -----------      -----------
Increase (decrease) in net assets resulting from
  operations                                             12,814           82,766             (212,269)          65,188
                                                     ----------       ----------          -----------      -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                            --               25                4,739            7,037
   Net transfers from (to) other Divisions or
     fixed rate option                                   (8,244)         (29,421)             (81,748)           9,864
   Mortality reserve transfers                               --               --                   --               --
   Contract withdrawals                                (266,692)        (604,378)            (890,902)      (1,410,731)
   Death benefits                                       (39,871)         (48,126)             (54,931)         (64,054)
   Annuity benefits                                          --               --                   --               --
                                                     ----------       ----------          -----------      -----------
Increase (decrease) in net assets resulting from
  principal transactions                               (314,807)        (681,900)          (1,022,842)      (1,457,884)
                                                     ----------       ----------          -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (301,993)        (599,134)          (1,235,111)      (1,392,696)
NET ASSETS:
   Beginning of year                                    754,197        1,535,595            2,592,929        3,904,087
                                                     ----------       ----------          -----------      -----------
   End of year                                       $  452,204       $  936,461          $ 1,357,818      $ 2,511,391
                                                     ==========       ==========          ===========      ===========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                      $   (8,031)      $  (22,636)         $   (27,956)     $   152,306
   Net realized gain (loss) on investments              137,603         (297,641)             107,734          (56,366)
   Capital gain distributions from mutual funds         169,372               --              271,654               --
   Net change in unrealized appreciation
     (depreciation) of investments                     (238,432)         442,292             (286,756)          18,784
                                                     ----------       ----------          -----------      -----------
Increase (decrease) in net assets resulting from
  operations                                             60,512          122,015               64,676          114,724
                                                     ----------       ----------          -----------      -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                         1,250            1,924                4,804            1,494
   Net transfers from (to) other Divisions or
     fixed rate option                                  136,941          (73,528)             (45,869)        (269,608)
   Mortality reserve transfers                               --               --                   --               --
   Contract withdrawals                                (516,570)        (700,923)            (978,753)      (1,450,046)
   Death benefits                                        (7,649)         (14,215)             (46,879)         (55,974)
   Annuity benefits                                          --               --                   --               --
                                                     ----------       ----------          -----------      -----------
Increase (decrease) in net assets resulting from
  principal transactions                               (386,028)        (786,742)          (1,066,697)      (1,774,134)
                                                     ----------       ----------          -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (325,516)        (664,727)          (1,002,021)      (1,659,410)
NET ASSETS:
   Beginning of year                                  1,079,713        2,200,322            3,594,950        5,563,497
                                                     ----------       ----------          -----------      -----------
   End of year                                       $  754,197       $1,535,595          $ 2,592,929      $ 3,904,087
                                                     ==========       ==========          ===========      ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                         Divisions
                                                           ---------------------------------------------------------------------
                                                                                                                   Fidelity VIP
                                                            Evergreen VA  Fidelity VIP Asset  Fidelity VIP Asset    Contrafund
                                                            High Income   Manager Portfolio - Manager Portfolio -   Portfolio -
                                                           Fund - Class 1    Initial Class      Service Class 2   Service Class 2
                                                           -------------- ------------------- ------------------- ---------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                              $  437,343        $  6,383           $   24,409        $   (19,385)
   Net realized gain (loss) on investments                        1,380             240               69,868            353,201
   Capital gain distributions from mutual funds                      --           3,764               19,655            626,789
   Net change in unrealized appreciation (depreciation)
     of investments                                            (297,852)          7,678              (42,207)          (552,408)
                                                             ----------        --------           ----------        -----------
Increase (decrease) in net assets resulting from
  operations                                                    140,871          18,065               71,725            408,197
                                                             ----------        --------           ----------        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                    --              --                2,240              6,622
   Net transfers from (to) other Divisions or fixed rate
     option                                                          --              (7)             (35,829)            13,312
   Mortality reserve transfers                                       --              --                   --                 --
   Contract withdrawals                                              --            (141)            (402,575)          (966,199)
   Death benefits                                                    --              --                   --            (11,818)
   Annuity benefits                                                  --              --                   --                 --
                                                             ----------        --------           ----------        -----------
Increase (decrease) in net assets resulting from
  principal transactions                                             --            (148)            (436,164)          (958,083)
                                                             ----------        --------           ----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         140,871          17,917             (364,439)          (549,886)
NET ASSETS:
   Beginning of year                                          5,846,749         131,702              792,912          3,053,452
                                                             ----------        --------           ----------        -----------
   End of year                                               $5,987,620        $149,619           $  428,473        $ 2,503,566
                                                             ==========        ========           ==========        ===========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                              $  382,733        $  1,389           $   14,635        $   (13,208)
   Net realized gain (loss) on investments                        1,161             102               48,099            554,581
   Capital gain distributions from mutual funds                      --              --                   --            249,388
   Net change in unrealized appreciation (depreciation)
     of investments                                              75,011           5,585              (14,147)          (475,904)
                                                             ----------        --------           ----------        -----------
Increase (decrease) in net assets resulting from
  operations                                                    458,905           7,076               48,587            314,857
                                                             ----------        --------           ----------        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                    --              --                4,634             12,111
   Net transfers from (to) other Divisions or fixed rate
     option                                                          (9)             (4)              41,863            240,852
   Mortality reserve transfers                                       --              --                   --                 --
   Contract withdrawals                                              --            (141)            (363,019)        (1,038,596)
   Death benefits                                                    --              --                   --            (92,806)
   Annuity benefits                                                  --              --                 (165)              (199)
                                                             ----------        --------           ----------        -----------
Increase (decrease) in net assets resulting from
  principal transactions                                             (9)           (145)            (316,687)          (878,638)
                                                             ----------        --------           ----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         458,896           6,931             (268,100)          (563,781)
NET ASSETS:
   Beginning of year                                          5,387,853         124,771            1,061,012          3,617,233
                                                             ----------        --------           ----------        -----------
   End of year                                               $5,846,749        $131,702           $  792,912        $ 3,053,452
                                                             ==========        ========           ==========        ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                         Divisions
                                                           ---------------------------------------------------------------------
                                                            Fidelity VIP
                                                            Equity-Income     Fidelity VIP    Fidelity VIP Index Fidelity VIP Mid
                                                             Portfolio -   Growth Portfolio -  500 Portfolio -   Cap Portfolio -
                                                           Service Class 2  Service Class 2     Initial Class    Service Class 2
                                                           --------------- ------------------ ------------------ ----------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                              $       696       $  (14,743)         $    970           $  --
   Net realized gain (loss) on investments                       346,653          297,772               207              --
   Capital gain distributions from mutual funds                  193,347              949                --              --
   Net change in unrealized appreciation (depreciation)
     of investments                                             (503,573)          77,304               560              --
                                                             -----------       ----------          --------           -----
Increase (decrease) in net assets resulting from
  operations                                                      37,123          361,282             1,737              --
                                                             -----------       ----------          --------           -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  1,104              940                --              --
   Net transfers from (to) other Divisions or fixed rate
     option                                                       49,142           (2,109)               (2)             --
   Mortality reserve transfers                                        --               --                --              --
   Contract withdrawals                                       (1,103,399)        (738,954)             (221)             --
   Death benefits                                                     --               --                --              --
   Annuity benefits                                                   --               --                --              --
                                                             -----------       ----------          --------           -----
Increase (decrease) in net assets resulting from
  principal transactions                                      (1,053,153)        (740,123)             (223)             --
                                                             -----------       ----------          --------           -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (1,016,030)        (378,841)            1,514              --
NET ASSETS:
   Beginning of year                                           3,270,110        1,887,204            45,895              --
                                                             -----------       ----------          --------           -----
   End of year                                               $ 2,254,080       $1,508,363          $ 47,409           $  --
                                                             ===========       ==========          ========           =====
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                              $    56,256       $  (25,196)         $    470           $  --
   Net realized gain (loss) on investments                       142,950           67,458             4,384              44
   Capital gain distributions from mutual funds                  412,043               --                --              27
   Net change in unrealized appreciation (depreciation)
     of investments                                              (48,633)          58,840             2,458             (56)
                                                             -----------       ----------          --------           -----
Increase (decrease) in net assets resulting from
  operations                                                     562,616          101,102             7,312              15
                                                             -----------       ----------          --------           -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                 11,883            3,077                --              --
   Net transfers from (to) other Divisions or fixed rate
     option                                                      (11,749)          50,573                (8)             --
   Mortality reserve transfers                                        --               --                --              --
   Contract withdrawals                                         (955,819)        (695,537)             (210)             --
   Death benefits                                                (15,762)         (27,790)          (34,528)             --
   Annuity benefits                                                 (182)            (165)               --            (228)
                                                             -----------       ----------          --------           -----
Increase (decrease) in net assets resulting from
  principal transactions                                        (971,629)        (669,842)          (34,746)           (228)
                                                             -----------       ----------          --------           -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (409,013)        (568,740)          (27,434)           (213)
NET ASSETS:
   Beginning of year                                           3,679,123        2,455,944            73,329             213
                                                             -----------       ----------          --------           -----
   End of year                                               $ 3,270,110       $1,887,204          $ 45,895           $  --
                                                             ===========       ==========          ========           =====

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                       Divisions
                                                        ----------------------------------------------------------------------
                                                                                 Franklin
                                                                                 Templeton        Franklin        Franklin
                                                                              Franklin Small     Templeton        Templeton
                                                            Fidelity VIP         Cap Value     Franklin U.S.    Mutual Shares
                                                        Overseas Portfolio - Securities Fund -   Government   Securities Fund -
                                                           Initial Class          Class 2      Fund - Class 2      Class 2
                                                        -------------------- ----------------- -------------- -----------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                               $   744              $  --           $  --            $  --
   Net realized gain (loss) on investments                        226                 --              --               --
   Capital gain distributions from mutual funds                 2,671                 --              --               --
   Net change in unrealized appreciation
     (depreciation) of investments                              2,316                 --              --               --
                                                              -------              -----           -----            -----
Increase (decrease) in net assets resulting from
  operations                                                    5,957                 --              --               --
                                                              -------              -----           -----            -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  --                 --              --               --
   Net transfers from (to) other Divisions or fixed
     rate option                                                   (9)                --              --               --
   Mortality reserve transfers                                     --                 --              --               --
   Contract withdrawals                                          (218)                --              --               --
   Death benefits                                                  --                 --              --               --
   Annuity benefits                                                --                 --              --               --
                                                              -------              -----           -----            -----
Increase (decrease) in net assets resulting from
  principal transactions                                         (227)                --              --               --
                                                              -------              -----           -----            -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                         5,730                 --              --               --
NET ASSETS:
   Beginning of year                                           38,624                 --              --               --
                                                              -------              -----           -----            -----
   End of year                                                $44,354              $  --           $  --            $  --
                                                              =======              =====           =====            =====
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                               $  (243)             $  --           $  --            $  --
   Net realized gain (loss) on investments                        140                 51              --               38
   Capital gain distributions from mutual funds                   210                 --              --               --
   Net change in unrealized appreciation
     (depreciation) of investments                              5,311                (33)             (2)             (30)
                                                              -------              -----           -----            -----
Increase (decrease) in net assets resulting from
  operations                                                    5,418                 18              (2)               8
                                                              -------              -----           -----            -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  --                 --              --               --
   Net transfers from (to) other Divisions or fixed
     rate option                                                   (7)                --              --                1
   Mortality reserve transfers                                     --                 --              --               --
   Contract withdrawals                                          (200)                --              --               --
   Death benefits                                                  --                 --              --               --
   Annuity benefits                                                --               (206)           (159)            (192)
                                                              -------              -----           -----            -----
Increase (decrease) in net assets resulting from
  principal transactions                                         (207)              (206)           (159)            (191)
                                                              -------              -----           -----            -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                         5,211               (188)           (161)            (183)
NET ASSETS:
   Beginning of year                                           33,413                188             161              183
                                                              -------              -----           -----            -----
   End of year                                                $38,624              $  --           $  --            $  --
                                                              =======              =====           =====            =====

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                           Divisions
                                                              ------------------------------------------------------------------
                                                                  Franklin
                                                                  Templeton         Franklin     Goldman Sachs
                                                                  Templeton        Templeton      VIT Capital     Janus Aspen
                                                                   Foreign      Templeton Global Growth Fund -   International
                                                              Securities Fund - Asset Allocation Institutional Growth Portfolio -
                                                                   Class 2       Fund - Class 2     Shares       Service Shares
                                                              ----------------- ---------------- ------------- ------------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                                  $    5,704       $   150,089      $ (1,125)       $  (6,331)
   Net realized gain (loss) on investments                          252,613            23,115         8,146          160,381
   Capital gain distributions from mutual funds                      42,005           213,773            --               --
   Net change in unrealized appreciation (depreciation) of
     investments                                                   (176,938)         (304,835)          385            1,525
                                                                 ----------       -----------      --------        ---------
Increase (decrease) in net assets resulting from operations         123,384            82,142         7,406          155,575
                                                                 ----------       -----------      --------        ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                        24               488            --              934
   Net transfers from (to) other Divisions or fixed rate
     option                                                          (4,370)          (20,753)           (3)         (22,782)
   Mortality reserve transfers                                           --                --            --               --
   Contract withdrawals                                            (536,687)         (336,420)      (36,416)        (172,658)
   Death benefits                                                        --           (14,592)           --               --
   Annuity benefits                                                      --                --            --               --
                                                                 ----------       -----------      --------        ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                     (541,033)         (371,277)      (36,419)        (194,506)
                                                                 ----------       -----------      --------        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            (417,649)         (289,135)      (29,013)         (38,931)
NET ASSETS:
   Beginning of year                                              1,165,299         1,090,711       110,158          684,202
                                                                 ----------       -----------      --------        ---------
   End of year                                                   $  747,650       $   801,576      $ 81,145        $ 645,271
                                                                 ==========       ===========      ========        =========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                                  $   (1,667)      $    85,379      $ (1,727)       $   3,192
   Net realized gain (loss) on investments                          195,458           213,907         9,217           96,950
   Capital gain distributions from mutual funds                          --            94,618            --               --
   Net change in unrealized appreciation (depreciation) of
     investments                                                     40,709          (134,995)        2,055          112,266
                                                                 ----------       -----------      --------        ---------
Increase (decrease) in net assets resulting from operations         234,500           258,909         9,545          212,408
                                                                 ----------       -----------      --------        ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                     1,337             1,282            --              984
   Net transfers from (to) other Divisions or fixed rate
     option                                                          (7,816)           86,389        (9,694)         158,402
   Mortality reserve transfers                                           --                --            --               --
   Contract withdrawals                                            (680,862)       (1,182,395)      (44,523)        (123,025)
   Death benefits                                                   (10,178)          (71,716)           --          (70,207)
   Annuity benefits                                                    (203)               --            --             (278)
                                                                 ----------       -----------      --------        ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                     (697,722)       (1,166,440)      (54,217)         (34,124)
                                                                 ----------       -----------      --------        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            (463,222)         (907,531)      (44,672)         178,284
NET ASSETS:
   Beginning of year                                              1,628,521         1,998,242       154,830          505,918
                                                                 ----------       -----------      --------        ---------
   End of year                                                   $1,165,299       $ 1,090,711      $110,158        $ 684,202
                                                                 ==========       ===========      ========        =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                       Divisions
                                                           ----------------------------------------------------------------
                                                            Janus Aspen       Janus Aspen
                                                           Mid Cap Growth  Worldwide Growth   JPMorgan Mid
                                                            Portfolio -   Portfolio - Service  Cap Value    JPMorgan Small
                                                           Service Shares       Shares         Portfolio   Company Portfolio
                                                           -------------- ------------------- ------------ -----------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                              $  (7,787)        $  (3,280)        $  --         $  (4,001)
   Net realized gain (loss) on investments                     145,893            51,517            --            18,168
   Capital gain distributions from mutual funds                  3,337                --            --            15,909
   Net change in unrealized appreciation (depreciation)
     of investments                                            (29,382)           (6,989)           --           (40,812)
                                                             ---------         ---------         -----         ---------
Increase (decrease) in net assets resulting from
  operations                                                   112,061            41,248            --           (10,736)
                                                             ---------         ---------         -----         ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  652               106            --               479
   Net transfers from (to) other Divisions or fixed rate
     option                                                    (13,614)           (3,643)           --           (20,758)
   Mortality reserve transfers                                      --                --            --                --
   Contract withdrawals                                       (271,771)         (218,744)           --          (136,761)
   Death benefits                                                   --                --            --                --
   Annuity benefits                                                 --                --            --                --
                                                             ---------         ---------         -----         ---------
Increase (decrease) in net assets resulting from
  principal transactions                                      (284,733)         (222,281)           --          (157,040)
                                                             ---------         ---------         -----         ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (172,672)         (181,033)           --          (167,776)
NET ASSETS:
   Beginning of year                                           665,629           472,710            --           380,989
                                                             ---------         ---------         -----         ---------
   End of year                                               $ 492,957         $ 291,677         $  --         $ 213,213
                                                             =========         =========         =====         =========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                              $ (10,225)        $   1,259         $  --         $  (5,704)
   Net realized gain (loss) on investments                      96,607             5,262            46            67,262
   Capital gain distributions from mutual funds                     --                --            --            11,736
   Net change in unrealized appreciation (depreciation)
     of investments                                             (4,424)           64,109           (32)          (14,050)
                                                             ---------         ---------         -----         ---------
Increase (decrease) in net assets resulting from
  operations                                                    81,958            70,630            14            59,244
                                                             ---------         ---------         -----         ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                1,510               450            --               564
   Net transfers from (to) other Divisions or fixed rate
     option                                                    (21,779)            2,485          (201)          212,431
   Mortality reserve transfers                                      --                --            --                --
   Contract withdrawals                                       (273,918)         (123,152)           --          (322,731)
   Death benefits                                                   --                --            --           (10,577)
   Annuity benefits                                               (193)               --            --              (197)
                                                             ---------         ---------         -----         ---------
Increase (decrease) in net assets resulting from
  principal transactions                                      (294,380)         (120,217)         (201)         (120,510)
                                                             ---------         ---------         -----         ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (212,422)          (49,587)         (187)          (61,266)
NET ASSETS:
   Beginning of year                                           878,051           522,297           187           442,255
                                                             ---------         ---------         -----         ---------
   End of year                                               $ 665,629         $ 472,710         $  --         $ 380,989
                                                             =========         =========         =====         =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                            Divisions
                                                                 ---------------------------------------------------------------
                                                                                                  MFS VIT
                                                                               MFS VIT Core   Emerging Growth     MFS VIT New
                                                                 LEVCO Equity Equity Series - Series - Initial Discovery Series -
                                                                  Value Fund   Initial Class       Class         Initial Class
                                                                 ------------ --------------- ---------------- ------------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                                    $     --     $   (9,536)     $   (34,486)       $  (6,391)
   Net realized gain (loss) on investments                               --        106,276           67,743           54,522
   Capital gain distributions from mutual funds                          --             --               --           36,989
   Net change in unrealized appreciation (depreciation) of
     investments                                                         --          6,812          421,096          (68,781)
                                                                   --------     ----------      -----------        ---------
Increase (decrease) in net assets resulting from operations              --        103,552          454,353           16,339
                                                                   --------     ----------      -----------        ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                        --          1,050            4,378               45
   Net transfers from (to) other Divisions or fixed rate option          --         (5,904)         (59,008)          (6,827)
   Mortality reserve transfers                                           --             --               --               --
   Contract withdrawals                                                  --       (461,397)      (1,208,942)        (198,636)
   Death benefits                                                        --             --          (43,259)              --
   Annuity benefits                                                      --             --               --               --
                                                                   --------     ----------      -----------        ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                           --       (466,251)      (1,306,831)        (205,418)
                                                                   --------     ----------      -----------        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  --       (362,699)        (852,478)        (189,079)
NET ASSETS:
   Beginning of year                                                     --      1,144,200        3,062,734          533,801
                                                                   --------     ----------      -----------        ---------
   End of year                                                     $     --     $  781,501      $ 2,210,256        $ 344,722
                                                                   ========     ==========      ===========        =========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                                    $    (10)    $  (10,968)     $   (51,786)       $  (8,295)
   Net realized gain (loss) on investments                            7,939         40,636         (409,783)          17,570
   Capital gain distributions from mutual funds                          --             --               --           11,700
   Net change in unrealized appreciation (depreciation) of
     investments                                                     (6,402)       103,164          659,553           38,074
                                                                   --------     ----------      -----------        ---------
Increase (decrease) in net assets resulting from operations           1,527        132,832          197,984           59,049
                                                                   --------     ----------      -----------        ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                        --          2,520            4,908               55
   Net transfers from (to) other Divisions or fixed rate option     (43,015)       (45,148)        (285,365)          (3,823)
   Mortality reserve transfers                                           --             --               --               --
   Contract withdrawals                                                  --       (404,801)      (1,482,558)        (182,102)
   Death benefits                                                        --        (13,133)         (20,210)         (26,107)
   Annuity benefits                                                      --             --               --             (177)
                                                                   --------     ----------      -----------        ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                      (43,015)      (460,562)      (1,783,225)        (212,154)
                                                                   --------     ----------      -----------        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (41,488)      (327,730)      (1,585,241)        (153,105)
NET ASSETS:
   Beginning of year                                                 41,488      1,471,930        4,647,975          686,906
                                                                   --------     ----------      -----------        ---------
   End of year                                                     $     --     $1,144,200      $ 3,062,734        $ 533,801
                                                                   ========     ==========      ===========        =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                       Divisions
                                                        -----------------------------------------------------------------------
                                                                               Neuberger           Neuberger       Oppenheimer
                                                             MFS VIT          Berman AMT        Berman AMT Mid-      Balanced
                                                        Research Series -      Balanced           Cap Growth      Fund/VA - Non-
                                                          Initial Class   Portfolio - Class I Portfolio - Class I Service Shares
                                                        ----------------- ------------------- ------------------- --------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                             $  (3,160)          $   (40)           $  (6,744)         $  --
   Net realized gain (loss) on investments                     83,305                47              130,697             --
   Capital gain distributions from mutual funds                    --                --                   --             --
   Net change in unrealized appreciation
     (depreciation) of investments                            (14,830)            1,316              (24,347)            --
                                                            ---------           -------            ---------          -----
Increase (decrease) in net assets resulting from
  operations                                                   65,315             1,323               99,606             --
                                                            ---------           -------            ---------          -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  --                --                  130             --
   Net transfers from (to) other Divisions or fixed
     rate option                                               (1,598)               (1)               3,070             --
   Mortality reserve transfers                                     --                --                   --             --
   Contract withdrawals                                      (280,613)               (4)            (283,380)            --
   Death benefits                                                  --                --                   --             --
   Annuity benefits                                                --                --                   --             --
                                                            ---------           -------            ---------          -----
Increase (decrease) in net assets resulting from
  principal transactions                                     (282,211)               (5)            (280,180)            --
                                                            ---------           -------            ---------          -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (216,896)            1,318             (180,574)            --
NET ASSETS:
   Beginning of year                                          685,546             9,569              564,863             --
                                                            ---------           -------            ---------          -----
   End of year                                              $ 468,650           $10,887            $ 384,289          $  --
                                                            =========           =======            =========          =====
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                             $  (6,305)          $   (68)           $  (7,867)         $   3
   Net realized gain (loss) on investments                     53,107                26              185,048             --
   Capital gain distributions from mutual funds                    --                --                   --              8
   Net change in unrealized appreciation
     (depreciation) of investments                              9,539               831              (89,241)           (11)
                                                            ---------           -------            ---------          -----
Increase (decrease) in net assets resulting from
  operations                                                   56,341               789               87,940             --
                                                            ---------           -------            ---------          -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                 400                --                  774             --
   Net transfers from (to) other Divisions or fixed
     rate option                                              (37,651)               --             (122,064)             1
   Mortality reserve transfers                                     --                --                   --             --
   Contract withdrawals                                      (293,400)               (4)            (267,055)            --
   Death benefits                                                  --                --               (7,885)            --
   Annuity benefits                                              (181)               --                 (199)          (174)
                                                            ---------           -------            ---------          -----
Increase (decrease) in net assets resulting from
  principal transactions                                     (330,832)               (4)            (396,429)          (173)
                                                            ---------           -------            ---------          -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (274,491)              785             (308,489)          (173)
NET ASSETS:
   Beginning of year                                          960,037             8,784              873,352            173
                                                            ---------           -------            ---------          -----
   End of year                                              $ 685,546           $ 9,569            $ 564,863          $  --
                                                            =========           =======            =========          =====

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                         Divisions
                                                           ---------------------------------------------------------------------
                                                              Oppenheimer     PIMCO VIT Real  PIMCO VIT Short-  PIMCO VIT Total
                                                           Global Securities Return Portfolio Term Portfolio - Return Portfolio -
                                                            Fund/VA - Non-   - Administrative  Administrative    Administrative
                                                            Service Shares        Class            Class             Class
                                                           ----------------- ---------------- ---------------- ------------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                                  $  --         $    61,074       $   18,517       $    90,216
   Net realized gain (loss) on investments                          --               9,897           (1,329)            2,512
   Capital gain distributions from mutual funds                     --               3,448               --                --
   Net change in unrealized appreciation (depreciation)
     of investments                                                 --              74,465             (837)           75,597
                                                                 -----         -----------       ----------       -----------
Increase (decrease) in net assets resulting from
  operations                                                        --             148,884           16,351           168,325
                                                                 -----         -----------       ----------       -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                   --               8,494              374             4,445
   Net transfers from (to) other Divisions or fixed rate
     option                                                         --              (4,748)           8,082            23,173
   Mortality reserve transfers                                      --                  --               --                --
   Contract withdrawals                                             --          (1,247,964)        (529,172)       (1,119,068)
   Death benefits                                                   --             (46,156)              --           (30,851)
   Annuity benefits                                                 --                  --               --                --
                                                                 -----         -----------       ----------       -----------
Increase (decrease) in net assets resulting from
  principal transactions                                            --          (1,290,374)        (520,716)       (1,122,301)
                                                                 -----         -----------       ----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             --          (1,141,490)        (504,365)         (953,976)
NET ASSETS:
   Beginning of year                                                --           2,625,774          943,847         3,175,850
                                                                 -----         -----------       ----------       -----------
   End of year                                                   $  --         $ 1,484,284       $  439,482       $ 2,221,874
                                                                 =====         ===========       ==========       ===========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                                  $   2         $    91,945       $   33,286       $   106,582
   Net realized gain (loss) on investments                          43             151,209               29            13,775
   Capital gain distributions from mutual funds                     11              71,260               --            17,095
   Net change in unrealized appreciation (depreciation)
     of investments                                                (47)           (342,201)          (1,272)          (56,330)
                                                                 -----         -----------       ----------       -----------
Increase (decrease) in net assets resulting from
  operations                                                         9             (27,787)          32,043            81,122
                                                                 -----         -----------       ----------       -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                   --               4,843            1,179             9,296
   Net transfers from (to) other Divisions or fixed rate
     option                                                         --            (325,151)           2,563            63,519
   Mortality reserve transfers                                      --                  --               --                --
   Contract withdrawals                                             --          (1,047,059)        (320,465)         (700,803)
   Death benefits                                                   --             (69,821)              --           (30,085)
   Annuity benefits                                               (211)               (165)            (160)             (163)
                                                                 -----         -----------       ----------       -----------
Increase (decrease) in net assets resulting from
  principal transactions                                          (211)         (1,437,353)        (316,883)         (658,236)
                                                                 -----         -----------       ----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (202)         (1,465,140)        (284,840)         (577,114)
NET ASSETS:
   Beginning of year                                               202           4,090,914        1,228,687         3,752,964
                                                                 -----         -----------       ----------       -----------
   End of year                                                   $  --         $ 2,625,774       $  943,847       $ 3,175,850
                                                                 =====         ===========       ==========       ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                       Divisions
                                                           -----------------------------------------------------------------
                                                                                                 Principal
                                                            Pioneer Fund     Pioneer Growth     Diversified
                                                           VCT Portfolio -  Opportunities VCT  International Principal Equity
                                                               Class I     Portfolio - Class I    Account    Income Account I
                                                           --------------- ------------------- ------------- ----------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                              $   (1,962)       $  (18,933)      $   (40,242)   $   (96,605)
   Net realized gain (loss) on investments                      116,664            79,672           145,186      3,436,633
   Capital gain distributions from mutual funds                      --           178,775           806,272      1,176,695
   Net change in unrealized appreciation (depreciation)
     of investments                                             (69,918)         (286,250)          452,153     (3,417,264)
                                                             ----------        ----------       -----------    -----------
Increase (decrease) in net assets resulting from
  operations                                                     44,784           (46,736)        1,363,369      1,099,459
                                                             ----------        ----------       -----------    -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                 1,625             5,319             7,702         61,749
   Net transfers from (to) other Divisions or fixed rate
     option                                                      (6,605)          (29,571)        9,260,786        (67,466)
   Mortality reserve transfers                                       --                --                --             --
   Contract withdrawals                                        (495,439)         (578,555)       (1,949,375)    (8,237,428)
   Death benefits                                                    --           (29,591)         (449,652)      (375,127)
   Annuity benefits                                                  --                --              (668)            --
                                                             ----------        ----------       -----------    -----------
Increase (decrease) in net assets resulting from
  principal transactions                                       (500,419)         (632,398)        6,868,793     (8,618,272)
                                                             ----------        ----------       -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        (455,635)         (679,134)        8,232,162     (7,518,813)
NET ASSETS:
   Beginning of year                                          1,120,606         1,729,249                --     27,392,829
                                                             ----------        ----------       -----------    -----------
   End of year                                               $  664,971        $1,050,115       $ 8,232,162    $19,874,016
                                                             ==========        ==========       ===========    ===========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                              $   (1,209)       $  (29,122)      $        --    $    90,557
   Net realized gain (loss) on investments                      100,597            96,479                --      2,175,444
   Capital gain distributions from mutual funds                      --                --                --      1,367,612
   Net change in unrealized appreciation (depreciation)
     of investments                                              96,533            15,331                --        440,151
                                                             ----------        ----------       -----------    -----------
Increase (decrease) in net assets resulting from
  operations                                                    195,921            82,688                --      4,073,764
                                                             ----------        ----------       -----------    -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                   150             3,914                --         64,679
   Net transfers from (to) other Divisions or fixed rate
     option                                                     (38,919)         (152,024)               --      4,191,292
   Mortality reserve transfers                                       --                --                --             --
   Contract withdrawals                                        (716,260)         (651,022)               --     (6,024,671)
   Death benefits                                               (16,086)          (19,968)               --       (736,593)
   Annuity benefits                                                  --                --                --             --
                                                             ----------        ----------       -----------    -----------
Increase (decrease) in net assets resulting from
  principal transactions                                       (771,115)         (819,100)               --     (2,505,293)
                                                             ----------        ----------       -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        (575,194)         (736,412)               --      1,568,471
NET ASSETS:
   Beginning of year                                          1,695,800         2,465,661                --     25,824,358
                                                             ----------        ----------       -----------    -----------
   End of year                                               $1,120,606        $1,729,249       $        --    $27,392,829
                                                             ==========        ==========       ===========    ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                         Divisions
                                                             ----------------------------------------------------------------
                                                                                                 Principal
                                                             Principal Growth Principal Income LargeCap Blend Principal MidCap
                                                                 Account          Account         Account      Stock Account
                                                             ---------------- ---------------- -------------- ----------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                                $  (370,767)     $   688,599     $  (199,697)    $   (28,051)
   Net realized gain (loss) on investments                         823,268            8,690         396,102         738,865
   Capital gain distributions from mutual funds                         --           20,595       1,019,659         421,442
   Net change in unrealized appreciation (depreciation) of
     investments                                                 5,454,695         (147,016)        298,101      (1,556,939)
                                                               -----------      -----------     -----------     -----------
Increase (decrease) in net assets resulting from operations      5,907,196          570,868       1,514,165        (424,683)
                                                               -----------      -----------     -----------     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                   22,253            6,456          13,185           3,849
   Net transfers from (to) other Divisions or fixed rate
     option                                                     31,412,652           71,773      32,176,962        (740,068)
   Mortality reserve transfers                                          --               --              --              --
   Contract withdrawals                                         (6,863,697)      (3,665,050)     (8,929,639)     (1,661,525)
   Death benefits                                               (1,142,822)        (632,272)     (1,157,228)        (65,533)
   Annuity benefits                                                   (386)            (823)             --              --
                                                               -----------      -----------     -----------     -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                  23,428,000       (4,219,916)     22,103,280      (2,463,277)
                                                               -----------      -----------     -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         29,335,196       (3,649,048)     23,617,445      (2,887,960)
NET ASSETS:
   Beginning of year                                                    --       15,587,708              --       7,206,985
                                                               -----------      -----------     -----------     -----------
   End of year                                                 $29,335,196      $11,938,660     $23,617,445     $ 4,319,025
                                                               ===========      ===========     ===========     ===========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                                $        --      $   768,071     $        --     $    24,917
   Net realized gain (loss) on investments                              --          221,185              --         415,106
   Capital gain distributions from mutual funds                         --            9,853              --         762,762
   Net change in unrealized appreciation (depreciation) of
     investments                                                        --         (441,126)             --        (196,122)
                                                               -----------      -----------     -----------     -----------
Increase (decrease) in net assets resulting from operations             --          557,983              --       1,006,663
                                                               -----------      -----------     -----------     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                       --           16,379              --           5,100
   Net transfers from (to) other Divisions or fixed rate
     option                                                             --          399,695              --         373,823
   Mortality reserve transfers                                          --               --              --              --
   Contract withdrawals                                                 --       (3,900,294)             --      (1,093,824)
   Death benefits                                                       --         (561,273)             --         (90,683)
   Annuity benefits                                                     --             (820)             --              --
                                                               -----------      -----------     -----------     -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                          --       (4,046,313)             --        (805,584)
                                                               -----------      -----------     -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 --       (3,488,330)             --         201,079
NET ASSETS:
   Beginning of year                                                    --       19,076,038              --       7,005,906
                                                               -----------      -----------     -----------     -----------
   End of year                                                 $        --      $15,587,708     $        --     $ 7,206,985
                                                               ===========      ===========     ===========     ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                          Divisions
                                                             ------------------------------------------------------------------
                                                                                                Principal SAM   Principal SAM
                                                             Principal Money Principal Mortgage   Balanced       Conservative
                                                             Market Account  Securities Account   Portfolio   Balanced Portfolio
                                                             --------------- ------------------ ------------- ------------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                               $    229,762      $   544,370     $  2,181,910     $   175,110
   Net realized gain (loss) on investments                              --         (205,442)      17,356,764       1,134,774
   Capital gain distributions from mutual funds                         --               --               --         113,325
   Net change in unrealized appreciation (depreciation) of
     investments                                                        --          268,173       (6,419,019)       (864,635)
                                                              ------------      -----------     ------------     -----------
Increase (decrease) in net assets resulting from operations        229,762          607,101       13,119,655         558,574
                                                              ------------      -----------     ------------     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                      900            3,449          114,202              --
   Net transfers from (to) other Divisions or fixed rate
     option                                                     18,510,842         (289,491)      (5,028,612)       (100,496)
   Mortality reserve transfers                                          --               --               --              --
   Contract withdrawals                                        (11,831,609)      (3,710,591)     (63,649,536)     (4,043,621)
   Death benefits                                                 (198,080)        (985,317)      (6,217,621)       (241,260)
   Annuity benefits                                                     --             (741)         (60,717)             --
                                                              ------------      -----------     ------------     -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                   6,482,053       (4,982,691)     (74,842,284)     (4,385,377)
                                                              ------------      -----------     ------------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          6,711,815       (4,375,590)     (61,722,629)     (3,826,803)
NET ASSETS:
   Beginning of year                                                    --       15,315,466      211,682,153      11,119,263
                                                              ------------      -----------     ------------     -----------
   End of year                                                $  6,711,815      $10,939,876     $149,959,524     $ 7,292,460
                                                              ============      ===========     ============     ===========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                               $         --      $   604,447     $  1,702,914     $   155,698
   Net realized gain (loss) on investments                              --         (173,051)       6,915,165         800,066
   Capital gain distributions from mutual funds                         --               --               --          32,252
   Net change in unrealized appreciation (depreciation) of
     investments                                                        --           43,182       10,778,594        (164,987)
                                                              ------------      -----------     ------------     -----------
Increase (decrease) in net assets resulting from operations             --          474,578       19,396,673         823,029
                                                              ------------      -----------     ------------     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                       --           18,155          198,745           6,000
   Net transfers from (to) other Divisions or fixed rate
     option                                                             --         (521,651)      (2,471,819)        287,825
   Mortality reserve transfers                                          --               --               --              --
   Contract withdrawals                                                 --       (3,473,604)     (40,915,172)     (2,527,331)
   Death benefits                                                       --         (590,242)      (9,117,954)       (795,800)
   Annuity benefits                                                     --             (736)         (59,977)             --
                                                              ------------      -----------     ------------     -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                          --       (4,568,078)     (52,366,177)     (3,029,306)
                                                              ------------      -----------     ------------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 --       (4,093,500)     (32,969,504)     (2,206,277)
NET ASSETS:
   Beginning of year                                                    --       19,408,966      244,651,657      13,325,540
                                                              ------------      -----------     ------------     -----------
   End of year                                                $         --      $15,315,466     $211,682,153     $11,119,263
                                                              ============      ===========     ============     ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                           Divisions
                                                               -----------------------------------------------------------------
                                                                Principal SAM    Principal SAM   Principal SAM   Principal Short-
                                                                 Conservative   Flexible Income Strategic Growth   Term Income
                                                               Growth Portfolio    Portfolio       Portfolio         Account
                                                               ---------------- --------------- ---------------- ----------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                                  $    432,946    $    919,889     $    (69,415)    $   174,194
   Net realized gain (loss) on investments                         12,055,064       1,926,781        3,729,078         (13,953)
   Capital gain distributions from mutual funds                            --         419,832               --              --
   Net change in unrealized appreciation (depreciation) of
     investments                                                   (2,143,054)     (1,990,955)         (73,931)        (16,077)
                                                                 ------------    ------------     ------------     -----------
Increase (decrease) in net assets resulting from operations        10,344,956       1,275,547        3,585,732         144,164
                                                                 ------------    ------------     ------------     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                      18,356           1,200           46,041           1,178
   Net transfers from (to) other Divisions or fixed rate
     option                                                        (5,700,081)        336,850       (1,058,027)        (45,928)
   Mortality reserve transfers                                             --              --               --              --
   Contract withdrawals                                           (47,008,875)     (9,629,459)     (15,263,859)     (1,025,499)
   Death benefits                                                  (4,522,348)     (2,025,877)      (1,163,713)       (374,266)
   Annuity benefits                                                        --              --               --              --
                                                                 ------------    ------------     ------------     -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                    (57,212,948)    (11,317,286)     (17,439,558)     (1,444,515)
                                                                 ------------    ------------     ------------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (46,867,992)    (10,041,739)     (13,853,826)     (1,300,351)
NET ASSETS:
   Beginning of year                                              152,371,931      33,658,128       48,962,603       5,382,017
                                                                 ------------    ------------     ------------     -----------
   End of year                                                   $105,503,939    $ 23,616,389     $ 35,108,777     $ 4,081,666
                                                                 ============    ============     ============     ===========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                                  $    315,321    $  1,083,378     $   (171,116)    $   184,544
   Net realized gain (loss) on investments                          3,576,334       2,449,624          602,433         (30,931)
   Capital gain distributions from mutual funds                            --          22,890               --              --
   Net change in unrealized appreciation (depreciation) of
     investments                                                   12,091,426      (1,573,011)       5,261,757          32,489
                                                                 ------------    ------------     ------------     -----------
Increase (decrease) in net assets resulting from operations        15,983,081       1,982,881        5,693,074         186,102
                                                                 ------------    ------------     ------------     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                      88,089          14,800           40,748           9,920
   Net transfers from (to) other Divisions or fixed rate
     option                                                        (2,984,537)     (1,313,699)      (1,485,680)       (371,721)
   Mortality reserve transfers                                             --              --               --              --
   Contract withdrawals                                           (28,558,406)    (11,324,863)     (11,273,058)       (889,766)
   Death benefits                                                  (6,601,217)     (2,692,097)        (870,063)       (479,840)
   Annuity benefits                                                        --              --               --              --
                                                                 ------------    ------------     ------------     -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                    (38,056,071)    (15,315,859)     (13,588,053)     (1,731,407)
                                                                 ------------    ------------     ------------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (22,072,990)    (13,332,978)      (7,894,979)     (1,545,305)
NET ASSETS:
   Beginning of year                                              174,444,921      46,991,106       56,857,582       6,927,322
                                                                 ------------    ------------     ------------     -----------
   End of year                                                   $152,371,931    $ 33,658,128     $ 48,962,603     $ 5,382,017
                                                                 ============    ============     ============     ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                                Divisions
                                                                        --------------------------------------------------------
                                                                                                        Putnam VT     Putnam VT
                                                                          Principal    Principal West  Diversified   Growth and
                                                                           SmallCap     Coast Equity  Income Fund - Income Fund -
                                                                        Growth Account    Account       Class IB      Class IB
                                                                        -------------- -------------- ------------- -------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                                          $  (107,678)   $  (127,957)      $  --      $      708
   Net realized gain (loss) on investments                                   165,281      2,414,297          --          98,993
   Capital gain distributions from mutual funds                                   --        623,899          --         328,545
   Net change in unrealized appreciation (depreciation) of
     investments                                                             368,024     (1,551,184)         --        (542,302)
                                                                         -----------    -----------       -----      ----------
Increase (decrease) in net assets resulting from operations                  425,627      1,359,055          --        (114,056)
                                                                         -----------    -----------       -----      ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                              5,887         24,523          --           3,960
   Net transfers from (to) other Divisions or fixed rate option            8,097,114       (700,283)         --         (66,615)
   Mortality reserve transfers                                                    --             --          --              --
   Contract withdrawals                                                   (1,724,187)    (5,859,433)         --        (751,559)
   Death benefits                                                           (129,600)      (373,206)         --              --
   Annuity benefits                                                             (429)            --          --              --
                                                                         -----------    -----------       -----      ----------
Increase (decrease) in net assets resulting from principal transactions    6,248,785     (6,908,399)         --        (814,214)
                                                                         -----------    -----------       -----      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    6,674,412     (5,549,344)         --        (928,270)
NET ASSETS:
   Beginning of year                                                              --     21,373,283          --       2,415,846
                                                                         -----------    -----------       -----      ----------
   End of year                                                           $ 6,674,412    $15,823,939       $  --      $1,487,576
                                                                         ===========    ===========       =====      ==========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                                          $        --    $  (201,283)      $  10      $    5,207
   Net realized gain (loss) on investments                                        --      1,401,508          (4)         95,062
   Capital gain distributions from mutual funds                                   --        463,239          --          59,483
   Net change in unrealized appreciation (depreciation) of
     investments                                                                  --        559,397          (5)        165,235
                                                                         -----------    -----------       -----      ----------
Increase (decrease) in net assets resulting from operations                       --      2,222,861           1         324,987
                                                                         -----------    -----------       -----      ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                                 --         63,501          --           7,782
   Net transfers from (to) other Divisions or fixed rate option                   --        456,830          --          (5,981)
   Mortality reserve transfers                                                    --             --          --              --
   Contract withdrawals                                                           --     (3,928,137)         --        (585,961)
   Death benefits                                                                 --       (516,982)         --         (29,917)
   Annuity benefits                                                               --             --        (171)             --
                                                                         -----------    -----------       -----      ----------
Increase (decrease) in net assets resulting from principal transactions           --     (3,924,788)       (171)       (614,077)
                                                                         -----------    -----------       -----      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           --     (1,701,927)       (170)       (289,090)
NET ASSETS:
   Beginning of year                                                              --     23,075,210         170       2,704,936
                                                                         -----------    -----------       -----      ----------
   End of year                                                           $        --    $21,373,283       $  --      $2,415,846
                                                                         ===========    ===========       =====      ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                          Divisions
                                                             ------------------------------------------------------------------
                                                               Putnam VT
                                                             International                   SunAmerica
                                                              Growth and                     Aggressive          SunAmerica
                                                             Income Fund - Royce Small-  Growth Portfolio - Balanced Portfolio -
                                                               Class IB    Cap Portfolio      Class 1             Class 1
                                                             ------------- ------------- ------------------ --------------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                                $   4,225    $   (6,548)        $  --               $  --
   Net realized gain (loss) on investments                       224,647         5,316            --                  --
   Capital gain distributions from mutual funds                  159,597        79,998            --                  --
   Net change in unrealized appreciation (depreciation) of
     investments                                                (333,662)     (123,988)           --                  --
                                                               ---------    ----------         -----               -----
Increase (decrease) in net assets resulting from operations       54,807       (45,222)           --                  --
                                                               ---------    ----------         -----               -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                     45            --            --                  --
   Net transfers from (to) other Divisions or fixed rate
     option                                                      (12,252)          (69)           --                  --
   Mortality reserve transfers                                        --            --            --                  --
   Contract withdrawals                                         (444,000)           --            --                  --
   Death benefits                                                     --            --            --                  --
   Annuity benefits                                                   --            --            --                  --
                                                               ---------    ----------         -----               -----
Increase (decrease) in net assets resulting from principal
  transactions                                                  (456,207)          (69)           --                  --
                                                               ---------    ----------         -----               -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (401,400)      (45,291)           --                  --
NET ASSETS:
   Beginning of year                                             990,908     1,790,648            --                  --
                                                               ---------    ----------         -----               -----
   End of year                                                 $ 589,508    $1,745,357         $  --               $  --
                                                               =========    ==========         =====               =====
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                                $  (1,721)   $   (5,536)        $  --               $  --
   Net realized gain (loss) on investments                       102,325         4,034            37                   6
   Capital gain distributions from mutual funds                       --        79,926            --                  --
   Net change in unrealized appreciation (depreciation) of
     investments                                                 109,038       155,150           (30)                 (5)
                                                               ---------    ----------         -----               -----
Increase (decrease) in net assets resulting from operations      209,642       233,574             7                   1
                                                               ---------    ----------         -----               -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                    455            --            --                  --
   Net transfers from (to) other Divisions or fixed rate
     option                                                       67,563        43,029            (1)                 --
   Mortality reserve transfers                                        --            --            --                  --
   Contract withdrawals                                         (117,172)           --            --                  --
   Death benefits                                                (31,605)           --            --                  --
   Annuity benefits                                                 (221)           --          (190)               (166)
                                                               ---------    ----------         -----               -----
Increase (decrease) in net assets resulting from principal
  transactions                                                   (80,980)       43,029          (191)               (166)
                                                               ---------    ----------         -----               -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                          128,662       276,603          (184)               (165)
NET ASSETS:
   Beginning of year                                             862,246     1,514,045           184                 165
                                                               ---------    ----------         -----               -----
   End of year                                                 $ 990,908    $1,790,648         $  --               $  --
                                                               =========    ==========         =====               =====

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                     Divisions
                                                   ----------------------------------------------------------------------------
                                                      UIF Core Plus       UIF Emerging
                                                      Fixed Income       Markets Equity        UIF Equity      UIF Global Value
                                                   Portfolio - Class I Portfolio - Class I Growth Portfolio - Equity Portfolio -
                                                         Shares              Shares          Class I Shares     Class I Shares
                                                   ------------------- ------------------- ------------------ ------------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                        $   42,099          $  (25,115)        $   (89,320)       $    21,358
   Net realized gain (loss) on investments                 19,093             549,039            (205,583)           249,518
   Capital gain distributions from mutual funds                --             295,677                  --            355,672
   Net change in unrealized appreciation
     (depreciation) of investments                         21,191              25,593           1,476,015           (389,653)
                                                       ----------          ----------         -----------        -----------
Increase (decrease) in net assets resulting from
  operations                                               82,383             845,194           1,181,112            236,895
                                                       ----------          ----------         -----------        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                           1,138               2,500               3,484              3,134
   Net transfers from (to) other Divisions or
     fixed rate option                                    140,507             166,992            (104,828)           198,084
   Mortality reserve transfers                                 --                  --                  --                 --
   Contract withdrawals                                  (638,454)           (693,916)         (1,700,361)          (940,581)
   Death benefits                                         (36,252)               (989)            (87,580)           (39,255)
   Annuity benefits                                            --                  --                  --                 --
                                                       ----------          ----------         -----------        -----------
Increase (decrease) in net assets resulting from
  principal transactions                                 (533,061)           (525,413)         (1,889,285)          (778,618)
                                                       ----------          ----------         -----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (450,678)            319,781            (708,173)          (541,723)
NET ASSETS:
   Beginning of year                                    2,467,153           2,532,129           6,742,154          4,603,818
                                                       ----------          ----------         -----------        -----------
   End of year                                         $2,016,475          $2,851,910         $ 6,033,981        $ 4,062,095
                                                       ==========          ==========         ===========        ===========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                        $   62,792          $  (15,640)        $  (107,036)       $     9,541
   Net realized gain (loss) on investments                 22,469             478,509            (673,032)           232,646
   Capital gain distributions from mutual funds            12,967              60,147                  --            180,919
   Net change in unrealized appreciation
     (depreciation) of investments                        (42,907)            223,934             905,794            392,186
                                                       ----------          ----------         -----------        -----------
Increase (decrease) in net assets resulting from
  operations                                               55,321             746,950             125,726            815,292
                                                       ----------          ----------         -----------        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                           1,050                  45               6,544              4,301
   Net transfers from (to) other Divisions or
     fixed rate option                                    398,906             (12,045)           (526,037)             8,456
   Mortality reserve transfers                                 --                  --                  --                 --
   Contract withdrawals                                  (559,802)           (628,450)         (1,875,313)        (1,008,161)
   Death benefits                                         (21,097)            (17,329)           (156,939)          (141,188)
   Annuity benefits                                            --                  --                  --                 --
                                                       ----------          ----------         -----------        -----------
Increase (decrease) in net assets resulting from
  principal transactions                                 (180,943)           (657,779)         (2,551,745)        (1,136,592)
                                                       ----------          ----------         -----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (125,622)             89,171          (2,426,019)          (321,300)
NET ASSETS:
   Beginning of year                                    2,592,775           2,442,958           9,168,173          4,925,118
                                                       ----------          ----------         -----------        -----------
   End of year                                         $2,467,153          $2,532,129         $ 6,742,154        $ 4,603,818
                                                       ==========          ==========         ===========        ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                      Divisions
                                                      ------------------------------------------------------------------------
                                                       UIF High Yield   UIF International  UIF U.S. Mid Cap    UIF U.S. Real
                                                      Portfolio - Class Magnum Portfolio - Value Portfolio - Estate Portfolio -
                                                          I Shares        Class I Shares    Class I Shares     Class I Shares
                                                      ----------------- ------------------ ----------------- ------------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                          $   211,768        $      887        $   (71,948)      $   (11,891)
   Net realized gain (loss) on investments                   102,024           111,108            689,775           703,008
   Capital gain distributions from mutual funds                   --           293,754            947,489           289,515
   Net change in unrealized appreciation
     (depreciation) of investments                          (231,451)          (38,049)          (918,897)       (1,539,030)
                                                         -----------        ----------        -----------       -----------
Increase (decrease) in net assets resulting from
  operations                                                  82,341           367,700            646,419          (558,398)
                                                         -----------        ----------        -----------       -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                              2,938             1,892              4,794               680
   Net transfers from (to) other Divisions or fixed
     rate option                                             (13,859)           22,501           (202,630)         (323,175)
   Mortality reserve transfers                                    --                --                 --                --
   Contract withdrawals                                     (978,589)         (890,542)        (2,386,475)         (791,247)
   Death benefits                                            (79,006)          (36,274)          (228,974)          (36,557)
   Annuity benefits                                               --                --                 --                --
                                                         -----------        ----------        -----------       -----------
Increase (decrease) in net assets resulting from
  principal transactions                                  (1,068,516)         (902,423)        (2,813,285)       (1,150,299)
                                                         -----------        ----------        -----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (986,175)         (534,723)        (2,166,866)       (1,708,697)
NET ASSETS:
   Beginning of year                                       3,339,303         3,265,985         10,383,305         4,178,031
                                                         -----------        ----------        -----------       -----------
   End of year                                           $ 2,353,128        $2,731,262        $ 8,216,439       $ 2,469,334
                                                         ===========        ==========        ===========       ===========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                          $   256,125        $  (43,607)       $  (119,525)      $   (11,541)
   Net realized gain (loss) on investments                  (143,782)          102,747            614,024           671,209
   Capital gain distributions from mutual funds                   --           257,085          1,316,331           271,563
   Net change in unrealized appreciation
     (depreciation) of investments                           141,852           378,238             23,322           335,679
                                                         -----------        ----------        -----------       -----------
Increase (decrease) in net assets resulting from
  operations                                                 254,195           694,463          1,834,152         1,266,910
                                                         -----------        ----------        -----------       -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                              1,050             5,569              6,374               580
   Net transfers from (to) other Divisions or fixed
     rate option                                             (12,998)          166,131           (384,819)         (121,807)
   Mortality reserve transfers                                    --                --                 --                --
   Contract withdrawals                                   (1,286,314)         (904,432)        (2,481,560)         (964,666)
   Death benefits                                            (55,983)          (64,408)           (98,183)          (36,768)
   Annuity benefits                                               --                --                 --                --
                                                         -----------        ----------        -----------       -----------
Increase (decrease) in net assets resulting from
  principal transactions                                  (1,354,245)         (797,140)        (2,958,188)       (1,122,661)
                                                         -----------        ----------        -----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   (1,100,050)         (102,677)        (1,124,036)          144,249
NET ASSETS:
   Beginning of year                                       4,439,353         3,368,662         11,507,341         4,033,782
                                                         -----------        ----------        -----------       -----------
   End of year                                           $ 3,339,303        $3,265,985        $10,383,305       $ 4,178,031
                                                         ===========        ==========        ===========       ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                        Divisions
                                                            -----------------------------------------------------------------
                                                                UIF Value     VALIC Company I                  VALIC Company I
                                                            Portfolio - Class Blue Chip Growth VALIC Company I Health Sciences
                                                                I Shares            Fund       Core Value Fund      Fund
                                                            ----------------- ---------------- --------------- ---------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                                $    37,107        $   (182)        $   738        $   (303)
   Net realized gain (loss) on investments                         275,063           3,545           1,741              35
   Capital gain distributions from mutual funds                    553,034             490           1,817           8,220
   Net change in unrealized appreciation (depreciation) of
     investments                                                (1,111,932)          9,706          (4,617)          4,567
                                                               -----------        --------         -------        --------
Increase (decrease) in net assets resulting from operations       (246,728)         13,559            (321)         12,519
                                                               -----------        --------         -------        --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                    1,999              --              --              --
   Net transfers from (to) other Divisions or fixed rate
     option                                                       (165,683)         23,340            (131)         23,871
   Mortality reserve transfers                                          --              --              --              --
   Contract withdrawals                                         (1,837,889)             --              --              --
   Death benefits                                                  (32,785)             --              --              --
   Annuity benefits                                                     --              --              --              --
                                                               -----------        --------         -------        --------
Increase (decrease) in net assets resulting from principal
  transactions                                                  (2,034,358)         23,340            (131)         23,871
                                                               -----------        --------         -------        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (2,281,086)         36,899            (452)         36,390
NET ASSETS:
   Beginning of year                                             8,521,901          99,292          53,295          60,852
                                                               -----------        --------         -------        --------
   End of year                                                 $ 6,240,815        $136,191         $52,843        $ 97,242
                                                               ===========        ========         =======        ========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                                $    32,662        $   (166)        $   123        $   (249)
   Net realized gain (loss) on investments                         554,905          12,802           8,685           2,415
   Capital gain distributions from mutual funds                    919,134              --              --           7,340
   Net change in unrealized appreciation (depreciation) of
     investments                                                  (278,503)           (932)            151          (4,845)
                                                               -----------        --------         -------        --------
Increase (decrease) in net assets resulting from operations      1,228,198          11,704           8,959           4,661
                                                               -----------        --------         -------        --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                    3,044              --              --              --
   Net transfers from (to) other Divisions or fixed rate
     option                                                         53,060          13,894          (9,569)        (19,692)
   Mortality reserve transfers                                          --              --              --              --
   Contract withdrawals                                         (1,847,821)        (48,688)             --              --
   Death benefits                                                 (220,209)             --              --              --
   Annuity benefits                                                     --              --              --              --
                                                               -----------        --------         -------        --------
Increase (decrease) in net assets resulting from principal
  transactions                                                  (2,011,926)        (34,794)         (9,569)        (19,692)
                                                               -----------        --------         -------        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (783,728)        (23,090)           (610)        (15,031)
NET ASSETS:
   Beginning of year                                             9,305,629         122,382          53,905          75,883
                                                               -----------        --------         -------        --------
   End of year                                                 $ 8,521,901        $ 99,292         $53,295        $ 60,852
                                                               ===========        ========         =======        ========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                       Divisions
                                                            ---------------------------------------------------------------
                                                            VALIC Company I  VALIC Company  VALIC Company I VALIC Company I
                                                             International  I Mid Cap Index Money Market I  Nasdaq-100 Index
                                                             Equities Fund       Fund            Fund             Fund
                                                            --------------- --------------- --------------- ----------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                               $    5,231      $   (12,365)    $   306,967      $  (4,252)
   Net realized gain (loss) on investments                       138,150          561,533              --         51,163
   Capital gain distributions from mutual funds                   11,762          207,933              --             --
   Net change in unrealized appreciation (depreciation)
     of investments                                              (98,802)        (473,409)             --          2,455
                                                              ----------      -----------     -----------      ---------
Increase (decrease) in net assets resulting from operations       56,341          283,692         306,967         49,366
                                                              ----------      -----------     -----------      ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  5,400            4,064           2,795             --
   Net transfers from (to) other Divisions or fixed rate
     option                                                      (82,846)        (143,385)        337,214         52,003
   Mortality reserve transfers                                        --               --              --             --
   Contract withdrawals                                         (204,174)      (1,282,600)       (907,689)      (116,868)
   Death benefits                                                     --          (83,233)             --             --
   Annuity benefits                                                   --               --              --             --
                                                              ----------      -----------     -----------      ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                  (281,620)      (1,505,154)       (567,680)       (64,865)
                                                              ----------      -----------     -----------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (225,279)      (1,221,462)       (260,713)       (15,499)
NET ASSETS:
   Beginning of year                                             825,646        4,360,041       7,818,884        366,351
                                                              ----------      -----------     -----------      ---------
   End of year                                                $  600,367      $ 3,138,579     $ 7,558,171      $ 350,852
                                                              ==========      ===========     ===========      =========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                               $      535      $   (45,875)    $   308,888      $  (5,508)
   Net realized gain (loss) on investments                       216,293          546,790              --         31,740
   Capital gain distributions from mutual funds                   43,847          289,321              --             --
   Net change in unrealized appreciation (depreciation)
     of investments                                              (74,237)        (349,139)             --         (6,720)
                                                              ----------      -----------     -----------      ---------
Increase (decrease) in net assets resulting from operations      186,438          441,097         308,888         19,512
                                                              ----------      -----------     -----------      ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                    730            4,752           6,874            605
   Net transfers from (to) other Divisions or fixed rate
     option                                                      (41,780)        (250,930)      1,300,190        (66,488)
   Mortality reserve transfers                                        --               --              --             --
   Contract withdrawals                                         (455,217)      (1,761,601)     (1,553,545)      (174,540)
   Death benefits                                                     --          (81,708)             --        (11,660)
   Annuity benefits                                                 (219)            (196)         (2,034)          (161)
                                                              ----------      -----------     -----------      ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                  (496,486)      (2,089,683)       (248,515)      (252,244)
                                                              ----------      -----------     -----------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (310,048)      (1,648,586)         60,373       (232,732)
NET ASSETS:
   Beginning of year                                           1,135,694        6,008,627       7,758,511        599,083
                                                              ----------      -----------     -----------      ---------
   End of year                                                $  825,646      $ 4,360,041     $ 7,818,884      $ 366,351
                                                              ==========      ===========     ===========      =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                        Divisions
                                                            ----------------------------------------------------------------
                                                            VALIC Company I VALIC Company I VALIC Company I
                                                               Science &    Small Cap Index Social Awareness VALIC Company I
                                                            Technology Fund      Fund             Fund       Stock Index Fund
                                                            --------------- --------------- ---------------- ----------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                                $  (3,700)      $  (3,339)        $  (12)       $     4,098
   Net realized gain (loss) on investments                        63,543          62,456             (4)           272,457
   Capital gain distributions from mutual funds                       --          39,298            355            187,493
   Net change in unrealized appreciation (depreciation)
     of investments                                              (20,748)       (117,291)          (248)          (271,434)
                                                               ---------       ---------         ------        -----------
Increase (decrease) in net assets resulting from operations       39,095         (18,876)            91            192,614
                                                               ---------       ---------         ------        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                     25              48             --              8,181
   Net transfers from (to) other Divisions or fixed rate
     option                                                      113,797         (96,426)            --            (14,200)
   Mortality reserve transfers                                        --              --             --                 --
   Contract withdrawals                                         (162,659)       (122,539)            (2)        (1,688,808)
   Death benefits                                                     --              --             --            (72,126)
   Annuity benefits                                                   --              --             --                 --
                                                               ---------       ---------         ------        -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                   (48,837)       (218,917)            (2)        (1,766,953)
                                                               ---------       ---------         ------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (9,742)       (237,793)            89         (1,574,339)
NET ASSETS:
   Beginning of year                                             294,097         745,538          3,270          5,374,253
                                                               ---------       ---------         ------        -----------
   End of year                                                 $ 284,355       $ 507,745         $3,359        $ 3,799,914
                                                               =========       =========         ======        ===========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                                $  (4,623)      $  (8,804)        $  (24)       $   (34,192)
   Net realized gain (loss) on investments                       (13,826)        117,608             (4)          (165,099)
   Capital gain distributions from mutual funds                       --          35,303            135            170,664
   Net change in unrealized appreciation (depreciation)
     of investments                                               23,954          (5,465)           289            809,586
                                                               ---------       ---------         ------        -----------
Increase (decrease) in net assets resulting from operations        5,505         138,642            396            780,959
                                                               ---------       ---------         ------        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  1,110             595             --              7,349
   Net transfers from (to) other Divisions or fixed rate
     option                                                      (32,165)        (61,195)            (1)          (295,029)
   Mortality reserve transfers                                        --              --             --                 --
   Contract withdrawals                                          (77,643)       (237,564)            (2)        (2,019,248)
   Death benefits                                                (10,041)        (62,671)            --            (67,780)
   Annuity benefits                                                 (158)           (191)            --               (176)
                                                               ---------       ---------         ------        -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                  (118,897)       (361,026)            (3)        (2,374,884)
                                                               ---------       ---------         ------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (113,392)       (222,384)           393         (1,593,925)
NET ASSETS:
   Beginning of year                                             407,489         967,922          2,877          6,968,178
                                                               ---------       ---------         ------        -----------
   End of year                                                 $ 294,097       $ 745,538         $3,270        $ 5,374,253
                                                               =========       =========         ======        ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                            Divisions
                                                                 ---------------------------------------------------------------
                                                                                 Van Kampen                     Van Kampen LIT
                                                                  Van Kampen   Corporate Bond   Van Kampen        Enterprise
                                                                 Comstock Fund      Fund      High Yield Fund Portfolio - Class I
                                                                 ------------- -------------- --------------- -------------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                                   $   60,656     $   6,119      $   268,162       $  (122,819)
   Net realized gain (loss) on investments                            90,862           (26)        (239,223)       (1,295,986)
   Capital gain distributions from mutual funds                      301,185            --               --                --
   Net change in unrealized appreciation (depreciation) of
     investments                                                    (579,268)         (181)         107,643         2,867,930
                                                                  ----------     ---------      -----------       -----------
Increase (decrease) in net assets resulting from operations         (126,565)        5,912          136,582         1,449,125
                                                                  ----------     ---------      -----------       -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                         --            --            1,784             9,724
   Net transfers from (to) other Divisions or fixed rate option         (591)           (3)               2          (243,566)
   Mortality reserve transfers                                        14,782            --               --                --
   Contract withdrawals                                             (281,293)           --         (271,991)       (2,060,608)
   Death benefits                                                         --            --          (94,905)         (388,050)
   Annuity benefits                                                   (6,881)           --               --                --
                                                                  ----------     ---------      -----------       -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                      (273,983)           (3)        (365,110)       (2,682,500)
                                                                  ----------     ---------      -----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (400,548)        5,909         (228,528)       (1,233,375)
NET ASSETS:
   Beginning of year                                               5,543,855       147,920        4,374,187        13,841,042
                                                                  ----------     ---------      -----------       -----------
   End of year                                                    $5,143,307     $ 153,829      $ 4,145,659       $12,607,667
                                                                  ==========     =========      ===========       ===========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                                   $   69,404     $   6,516      $   287,540       $  (134,824)
   Net realized gain (loss) on investments                            32,435        (1,622)      (1,201,003)       (2,899,763)
   Capital gain distributions from mutual funds                      268,905            --               --                --
   Net change in unrealized appreciation (depreciation) of
     investments                                                     393,920        (1,144)       1,244,709         3,818,625
                                                                  ----------     ---------      -----------       -----------
Increase (decrease) in net assets resulting from operations          764,664         3,750          331,246           784,038
                                                                  ----------     ---------      -----------       -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                         --            --            1,784            11,947
   Net transfers from (to) other Divisions or fixed rate option       17,397             2              (21)         (812,423)
   Mortality reserve transfers                                            --            --               --                --
   Contract withdrawals                                             (453,262)     (163,228)      (1,422,717)       (3,038,628)
   Death benefits                                                    (51,598)           --          (77,153)         (353,845)
   Annuity benefits                                                   (6,291)           --               --            (2,726)
                                                                  ----------     ---------      -----------       -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                      (493,754)     (163,226)      (1,498,107)       (4,195,675)
                                                                  ----------     ---------      -----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              270,910      (159,476)      (1,166,861)       (3,411,637)
NET ASSETS:
   Beginning of year                                               5,272,945       307,396        5,541,048        17,252,679
                                                                  ----------     ---------      -----------       -----------
   End of year                                                    $5,543,855     $ 147,920      $ 4,374,187       $13,841,042
                                                                  ==========     =========      ===========       ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                     Divisions
                                                   -----------------------------------------------------------------------------
                                                                         Van Kampen LIT
                                                     Van Kampen LIT        Growth and       Van Kampen LIT      Van Kampen LIT
                                                       Government      Income Portfolio -    Money Market      Strategic Growth
                                                   Portfolio - Class I      Class I       Portfolio - Class I Portfolio - Class I
                                                   ------------------- ------------------ ------------------- -------------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                        $   209,796        $    105,255        $   137,639         $  (130,251)
   Net realized gain (loss) on investments                 (45,229)          2,867,771                 --          (2,262,494)
   Capital gain distributions from mutual funds                 --           1,366,117                 --                  --
   Net change in unrealized appreciation
     (depreciation) of investments                         163,984          (3,612,236)                --           3,759,692
                                                       -----------        ------------        -----------         -----------
Increase (decrease) in net assets resulting from
  operations                                               328,551             726,907            137,639           1,366,947
                                                       -----------        ------------        -----------         -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                            4,080              18,780                 --               4,226
   Net transfers from (to) other Divisions or
     fixed rate option                                      19,609            (609,695)           684,287            (559,689)
   Mortality reserve transfers                               8,610                  --              9,436                  --
   Contract withdrawals                                 (1,237,586)         (9,223,708)        (1,105,668)         (2,081,314)
   Death benefits                                         (139,983)           (671,786)              (151)           (191,563)
   Annuity benefits                                         (3,504)                 --             (9,291)            (34,499)
                                                       -----------        ------------        -----------         -----------
Increase (decrease) in net assets resulting from
  principal transactions                                (1,348,774)        (10,486,409)          (421,387)         (2,862,839)
                                                       -----------        ------------        -----------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (1,020,223)         (9,759,502)          (283,748)         (1,495,892)
NET ASSETS:
   Beginning of year                                     6,543,083          38,376,025          4,429,172          10,448,335
                                                       -----------        ------------        -----------         -----------
   End of year                                         $ 5,522,860        $ 28,616,523        $ 4,145,424         $ 8,952,443
                                                       ===========        ============        ===========         ===========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                        $   242,035        $    (68,251)       $    97,094         $  (171,683)
   Net realized gain (loss) on investments                  (5,313)          2,774,144                 --          (3,938,114)
   Capital gain distributions from mutual funds                 --           2,784,195                 --                  --
   Net change in unrealized appreciation
     (depreciation) of investments                        (109,893)            (24,587)                --           4,228,260
                                                       -----------        ------------        -----------         -----------
Increase (decrease) in net assets resulting from
  operations                                               126,829           5,465,501             97,094             118,463
                                                       -----------        ------------        -----------         -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                            4,080              37,432                 --               6,042
   Net transfers from (to) other Divisions or
     fixed rate option                                    (221,400)           (891,870)         3,484,054          (1,037,838)
   Mortality reserve transfers                                  --                  --                 --                  --
   Contract withdrawals                                 (1,100,708)         (9,264,053)        (2,086,771)         (2,277,624)
   Death benefits                                          (47,765)           (895,777)          (146,077)           (306,423)
   Annuity benefits                                         (4,550)               (193)            (9,995)            (32,236)
                                                       -----------        ------------        -----------         -----------
Increase (decrease) in net assets resulting from
  principal transactions                                (1,370,343)        (11,014,461)         1,241,211          (3,648,079)
                                                       -----------        ------------        -----------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (1,243,514)         (5,548,960)         1,338,305          (3,529,616)
NET ASSETS:
   Beginning of year                                     7,786,597          43,924,985          3,090,867          13,977,951
                                                       -----------        ------------        -----------         -----------
   End of year                                         $ 6,543,083        $ 38,376,025        $ 4,429,172         $10,448,335
                                                       ===========        ============        ===========         ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                               Divisions
                                                                        -------------------------------------------------------
                                                                                      Vanguard VIF   Vanguard VIF
                                                                         Van Kampen  High Yield Bond  REIT Index  WM VT Growth &
                                                                        Reserve Fund    Portfolio     Portfolio    Income Fund
                                                                        ------------ --------------- ------------ --------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                                           $  8,822        $  --         $  --      $    404,578
   Net realized gain (loss) on investments                                      --           --            --         3,992,120
   Capital gain distributions from mutual funds                                 --           --            --                --
   Net change in unrealized appreciation (depreciation) of
     investments                                                                --           --            --        (4,568,433)
                                                                          --------        -----         -----      ------------
Increase (decrease) in net assets resulting from operations                  8,822           --            --          (171,735)
                                                                          --------        -----         -----      ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                               --           --            --               102
   Net transfers from (to) other Divisions or fixed rate option                (19)          --            --       (33,335,283)
   Mortality reserve transfers                                               9,300           --            --                --
   Contract withdrawals                                                    (26,203)          --            --           (56,234)
   Death benefits                                                               --           --            --                --
   Annuity benefits                                                         (2,958)          --            --                --
                                                                          --------        -----         -----      ------------
Increase (decrease) in net assets resulting from principal transactions    (19,880)          --            --       (33,391,415)
                                                                          --------        -----         -----      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (11,058)          --            --       (33,563,150)
NET ASSETS:
   Beginning of year                                                       254,712           --            --        33,563,150
                                                                          --------        -----         -----      ------------
   End of year                                                            $243,654        $  --         $  --      $         --
                                                                          ========        =====         =====      ============
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                                           $  8,699        $  12         $   5      $     29,104
   Net realized gain (loss) on investments                                      --           (6)           38           439,729
   Capital gain distributions from mutual funds                                 --           --            16                --
   Net change in unrealized appreciation (depreciation) of
     investments                                                                --           (4)          (43)        2,915,129
                                                                          --------        -----         -----      ------------
Increase (decrease) in net assets resulting from operations                  8,699            2            16         3,383,962
                                                                          --------        -----         -----      ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                               --           --            --            40,204
   Net transfers from (to) other Divisions or fixed rate option                (17)          --            --        (1,480,430)
   Mortality reserve transfers                                                  --           --            --                --
   Contract withdrawals                                                    (14,592)          --            --        (6,469,378)
   Death benefits                                                           (7,983)          --            --        (1,060,905)
   Annuity benefits                                                         (2,941)        (171)         (231)               --
                                                                          --------        -----         -----      ------------
Increase (decrease) in net assets resulting from principal transactions    (25,533)        (171)         (231)       (8,970,509)
                                                                          --------        -----         -----      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (16,834)        (169)         (215)       (5,586,547)
NET ASSETS:
   Beginning of year                                                       271,546          169           215        39,149,697
                                                                          --------        -----         -----      ------------
   End of year                                                            $254,712        $  --         $  --      $ 33,563,150
                                                                          ========        =====         =====      ============

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2007 and 2006

                                                                                               Divisions
                                                                        -------------------------------------------------------
                                                                                          WM VT
                                                                            WM VT     International WM VT Money  WM VT Small Cap
                                                                         Growth Fund   Growth Fund  Market Fund    Growth Fund
                                                                        ------------  ------------- -----------  ---------------
For the Year Ended December 31, 2007
OPERATIONS:
   Net investment income (loss)                                         $     47,017   $   181,206  $     3,055    $    (2,255)
   Net realized gain (loss) on investments                                (4,223,890)      802,990           --        546,510
   Capital gain distributions from mutual funds                                   --     1,358,939           --             --
   Net change in unrealized appreciation (depreciation) of
     investments                                                           4,246,286    (2,520,974)          --       (636,253)
                                                                        ------------   -----------  -----------    -----------
Increase (decrease) in net assets resulting from operations                   69,413      (177,839)       3,055        (91,998)
                                                                        ------------   -----------  -----------    -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                                 55            20           --             20
   Net transfers from (to) other Divisions or fixed rate option          (32,515,140)   (9,147,443)  (8,591,973)    (8,283,860)
   Mortality reserve transfers                                                    --            --           --             --
   Contract withdrawals                                                      (94,901)      (25,434)    (585,535)       (31,207)
   Death benefits                                                                 --            --           --             --
   Annuity benefits                                                               --            --           --             --
                                                                        ------------   -----------  -----------    -----------
Increase (decrease) in net assets resulting from principal transactions  (32,609,986)   (9,172,857)  (9,177,508)    (8,315,047)
                                                                        ------------   -----------  -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (32,540,573)   (9,350,696)  (9,174,453)    (8,407,045)
NET ASSETS:
   Beginning of year                                                      32,540,573     9,350,696    9,174,453      8,407,045
                                                                        ------------   -----------  -----------    -----------
   End of year                                                          $         --   $        --  $        --    $        --
                                                                        ============   ===========  ===========    ===========
For the Year Ended December 31, 2006
OPERATIONS:
   Net investment income (loss)                                         $   (458,360)  $     8,126  $   226,579    $  (128,095)
   Net realized gain (loss) on investments                                (8,672,057)      701,940           --        114,568
   Capital gain distributions from mutual funds                                   --            --           --             --
   Net change in unrealized appreciation (depreciation) of
     investments                                                          10,181,995       830,650           --        493,670
                                                                        ------------   -----------  -----------    -----------
Increase (decrease) in net assets resulting from operations                1,051,578     1,540,716      226,579        480,143
                                                                        ------------   -----------  -----------    -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                             44,904        21,605        2,970         20,650
   Net transfers from (to) other Divisions or fixed rate option           (1,980,866)      701,098    5,172,221       (313,644)
   Mortality reserve transfers                                                    --            --           --             --
   Contract withdrawals                                                   (5,764,575)   (1,494,583)  (4,275,425)    (1,199,337)
   Death benefits                                                           (874,266)     (282,228)    (352,442)      (299,558)
   Annuity benefits                                                             (350)         (591)          --           (448)
                                                                        ------------   -----------  -----------    -----------
Increase (decrease) in net assets resulting from principal transactions   (8,575,153)   (1,054,699)     547,324     (1,792,337)
                                                                        ------------   -----------  -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (7,523,575)      486,017      773,903     (1,312,194)
NET ASSETS:
   Beginning of year                                                      40,064,148     8,864,679    8,400,550      9,719,239
                                                                        ------------   -----------  -----------    -----------
   End of year                                                          $ 32,540,573   $ 9,350,696  $ 9,174,453    $ 8,407,045
                                                                        ============   ===========  ===========    ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS

Note A - Organization

Separate Account D (the "Separate Account") was established by American General Life Insurance Company (the "Company") on November 19, 1973 to fund variable annuity contracts issued by the Company. The following products are included in the Separate Account: GENERATIONS(TM), Platinum Investor(R), Platinum Investor(R) Immediate Variable Annuity ("Platinum Investor Immediate VA"), Select Reserve, VAriety Plus(R), WM Advantage, WM Strategic Asset Manager and Other Contracts. The products listed above are not available for sale. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account is divided into "Divisions", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to contract owners through the various Divisions are as follows:

                  AIM Variable Insurance Funds ("AIM V.I."):
                   AIM V.I. Core Equity Fund - Series I (4)
                 AIM V.I. International Growth Fund - Series I
                AIM V.I. Premier Equity Fund - Series I (1) (4)

                  The Alger American Fund ("Alger American"):
        Alger American Leveraged AllCap Portfolio - Class O Shares (1)
          Alger American MidCap Growth Portfolio - Class O Shares (1)

      American Century Variable Portfolios, Inc. ("American Century VP"):
         American Century VP Inflation Protection Fund - Class II (1)
                   American Century VP Value Fund - Class I

                    Credit Suisse Trust ("Credit Suisse"):
                 Credit Suisse Small Cap Core I Portfolio (15)

                 Dreyfus Investment Portfolios ("Dreyfus IP"):
            Dreyfus IP MidCap Stock Portfolio - Initial Shares (5)

     The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares:

               Dreyfus Variable Investment Fund ("Dreyfus VIF"):
         Dreyfus VIF Developing Leaders Portfolio - Initial Shares (5)
            Dreyfus VIF Quality Bond Portfolio - Initial Shares (5)

              Evergreen Variable Annuity Trust ("Evergreen VA"):
        Evergreen VA Diversified Income Builder Fund - Class 1 (1) (35)
                    Evergreen VA High Income Fund - Class 1

         Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP"):
          Fidelity(R) VIP Asset Manager(SM) Portfolio - Initial Class
         Fidelity(R) VIP Asset Manager(SM) Portfolio - Service Class 2
           Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2
           Fidelity(R) VIP Equity-Income Portfolio - Service Class 2 Fidelity(R) VIP Freedom 2020 Portfolio - Service Class 2 (1) (6) Fidelity(R) VIP Freedom 2025 Portfolio - Service Class 2 (1) (6) Fidelity(R) VIP Freedom 2030 Portfolio - Service Class 2 (1) (6)
              Fidelity(R) VIP Growth Portfolio - Service Class 2 Fidelity(R) VIP Index 500 Portfolio - Initial Class

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

   Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP") - continued:
            Fidelity(R) VIP Mid Cap Portfolio - Service Class 2 (1)
              Fidelity(R) VIP Overseas Portfolio - Initial Class

 Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton"):
   Franklin Templeton Franklin Small Cap Value Securities Fund - Class 2 (1)
        Franklin Templeton Franklin U.S. Government Fund - Class 2 (1) Franklin Templeton Mutual Shares Securities Fund - Class 2 (1) Franklin Templeton Templeton Foreign Securities Fund - Class 2
      Franklin Templeton Templeton Global Asset Allocation Fund - Class 2

         Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"):
         Goldman Sachs VIT Capital Growth Fund - Institutional Shares

                      Janus Aspen Series ("Janus Aspen"):
          Janus Aspen International Growth Portfolio - Service Shares
             Janus Aspen Mid Cap Growth Portfolio - Service Shares
          Janus Aspen Worldwide Growth Portfolio - Service Shares (7)

                  J.P. Morgan Series Trust II ("JP Morgan"):
                   JPMorgan Mid Cap Value Portfolio (1) (8)
                       JPMorgan Small Company Portfolio

                              LEVCO Series Trust:
                        LEVCO Equity Value Fund (1) (2)

              MFS(R) Variable Insurance Trust(SM) ("MFS(R) VIT"):
            MFS(R) VIT Core Equity Series - Initial Class (9) (33)
             MFS(R) VIT Emerging Growth Series - Initial Class (9)
                MFS(R) VIT New Discovery Series - Initial Class
                  MFS(R) VIT Research Series - Initial Class

     Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT"):
               Neuberger Berman AMT Balanced Portfolio - Class I
            Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
             Neuberger Berman AMT Partners Portfolio - Class I (1)

              Oppenheimer Variable Account Funds ("Oppenheimer"):
             Oppenheimer Balanced Fund/VA - Non-Service Shares (1)
        Oppenheimer Global Securities Fund/VA - Non-Service Shares (1)

                 PIMCO Variable Insurance Trust ("PIMCO VIT"):
PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative Class (1) (10)
            PIMCO VIT Real Return Portfolio - Administrative Class
             PIMCO VIT Short-Term Portfolio - Administrative Class
            PIMCO VIT Total Return Portfolio - Administrative Class

                 Pioneer Variable Contracts Trust ("Pioneer"):
                     Pioneer Fund VCT Portfolio - Class I
             Pioneer Growth Opportunities VCT Portfolio - Class I
            Pioneer Mid Cap Value VCT Portfolio - Class I (1) (11)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

          Principal Variable Contracts Fund, Inc. ("Principal") (16):
               Principal Diversified International Account (17)
                    Principal Equity Income Account I (18)
                         Principal Growth Account (19)
                         Principal Income Account (20)
                     Principal LargeCap Blend Account (21)
                     Principal Mid Cap Stock Account (22)
                      Principal Money Market Account (23)
                  Principal Mortgage Securities Account (24)
                     Principal SAM Balanced Portfolio (25)
              Principal SAM Conservative Balanced Portfolio (26)
               Principal SAM Conservative Growth Portfolio (27)
                 Principal SAM Flexible Income Portfolio (28)
                 Principal SAM Strategic Growth Portfolio (29)
                   Principal Short-Term Income Account (30)
                    Principal SmallCap Growth Account (31)
                   Principal West Coast Equity Account (32)

                     Putnam Variable Trust ("Putnam VT"):
               Putnam VT Diversified Income Fund - Class IB (1)
               Putnam VT Growth and Income Fund - Class IB (12)
           Putnam VT International Growth and Income Fund - Class IB

                              Royce Capital Fund:
                           Royce Small-Cap Portfolio

                    SunAmerica Series Trust ("SunAmerica"):
             SunAmerica Aggressive Growth Portfolio - Class 1 (1)
               SunAmerica Balanced Portfolio - Class 1 (1) (34)

               The Universal Institutional Funds, Inc. ("UIF"):
             UIF Core Plus Fixed Income Portfolio - Class I Shares
            UIF Emerging Markets Equity Portfolio - Class I Shares
               UIF Equity Growth Portfolio - Class I Shares (13)
              UIF Global Value Equity Portfolio - Class I Shares
                UIF High Yield Portfolio - Class I Shares (13)
              UIF International Magnum Portfolio - Class I Shares
               UIF U.S. Mid Cap Value Portfolio - Class I Shares
                UIF U.S. Real Estate Portfolio - Class I Shares
                     UIF Value Portfolio - Class I Shares

                               VALIC Company I:
                     VALIC Company I Blue Chip Growth Fund
                      VALIC Company I Core Value Fund (3)
                     VALIC Company I Health Sciences Fund
                  VALIC Company I International Equities Fund
                      VALIC Company I Mid Cap Index Fund
                      VALIC Company I Money Market I Fund
                   VALIC Company I Nasdaq-100(R) Index Fund
                   VALIC Company I Science & Technology Fund
                     VALIC Company I Small Cap Index Fund
                     VALIC Company I Social Awareness Fund
                       VALIC Company I Stock Index Fund

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

                    Van Kampen Mutual Funds ("Van Kampen"):
                           Van Kampen Comstock Fund
                        Van Kampen Corporate Bond Fund
                          Van Kampen High Yield Fund
                            Van Kampen Reserve Fund

             Van Kampen Life Investment Trust ("Van Kampen LIT"):
                 Van Kampen LIT Enterprise Portfolio - Class I
                 Van Kampen LIT Government Portfolio - Class I
             Van Kampen LIT Growth and Income Portfolio - Class I
                Van Kampen LIT Money Market Portfolio - Class I
           Van Kampen LIT Strategic Growth Portfolio - Class I (14)

           Vanguard(R) Variable Insurance Fund ("Vanguard(R) VIF"):
                 Vanguard(R) VIF High Yield Bond Portfolio (1)
                   Vanguard(R) VIF REIT Index Portfolio (1)

                       WM Variable Trust ("WM VT") (16):
                        WM VT Growth & Income Fund (21)
                            WM VT Growth Fund (19)
                     WM VT International Growth Fund (17)
                         WM VT Money Market Fund (23)
                       WM VT Small Cap Growth Fund (31)

(1) Divisions had no activity in current year.

(2) Effective February 6, 2006, LEVCO Equity Value Fund was closed and liquidated.

(3) Effective February 21, 2006, VALIC Company I Income & Growth Fund changed its name to VALIC Company I Core Value Fund.

(4) Effective May 1, 2006, AIM V.I. Premier Equity Fund - Series I merged into AIM V.I. Core Equity Fund - Series I. AIM V.I. Core Equity Fund - Series I is no longer offered as an investment option for contracts with an issue date of May 1, 2006 or later.

(5) Effective May 1, 2006, Dreyfus IP MidCap Stock Portfolio - Initial Shares, Dreyfus VIF Developing Leaders Portfolio - Initial Shares and Dreyfus VIF Quality Bond Portfolio - Initial Shares are no longer offered as investment options for contracts with an issue date of May 1, 2006 or later.

(6) Effective May 1, 2006, Fidelity VIP Freedom 2020 Portfolio - Service Class 2, Fidelity VIP Freedom 2025 Portfolio - Service Class 2 and Fidelity VIP Freedom 2030 Portfolio - Service Class 2 became available as investment options.

(7) Effective May 1, 2006, Janus Aspen Worldwide Growth Portfolio - Service Shares is no longer offered as an investment option for contracts with an issue date of May 1, 2006 or later.

(8) Effective May 1, 2006, JPMorgan Mid Cap Value Portfolio is no longer offered as an investment option for contracts with an issue date of May 1, 2006 or later.

(9) Effective May 1, 2006, MFS VIT Core Equity Series - Initial Class and MFS VIT Emerging Growth Series - Initial Class are no longer offered as investment options for contracts with an issue date of May 1, 2006 or later.

(10)Effective May 1, 2006, PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative Class became available as an investment option.

(11)Effective May 1, 2006, Pioneer Mid Cap Value VCT Portfolio - Class I became available as an investment option.

(12)Effective May 1, 2006, Putnam VT Growth and Income Fund - Class IB is no longer offered as an investment option for contracts with an issue date of May 1, 2006 or later.

(13)Effective May 1, 2006, UIF Equity Growth Portfolio - Class I Shares and UIF High Yield Portfolio - Class I Shares are no longer offered as investment options for contracts with an issue date of May 1, 2006 or later.

(14)Effective August 15, 2006, Van Kampen LIT Emerging Growth Portfolio - Class I changed its name to Van Kampen LIT Strategic Growth Portfolio - Class I.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

(15)Effective December 1, 2006, Credit Suisse Small Cap Growth Portfolio changed its name to Credit Suisse Small Cap Core I Portfolio.

(16)Effective January 5, 2007, WM Variable Trust reorganized and was combined with Principal Variable Contracts Fund, Inc.

(17)Effective January 5, 2007, WM VT International Growth Fund merged into Principal Diversified International Account.

(18)Effective January 5, 2007, WM VT Equity Income Fund changed its name to Principal Equity Income Account I.

(19)Effective January 5, 2007, WM VT Growth Fund merged into Principal Growth Account.

(20)Effective January 5, 2007, WM VT Income Fund changed its name to Principal Income Account.

(21)Effective January 5, 2007, WM VT Growth & Income Fund merged into Principal LargeCap Blend Account.

(22)Effective January 5, 2007, WM VT Mid Cap Stock Fund changed its name to Principal MidCap Stock Account.

(23)Effective January 5, 2007, WM VT Money Market Fund merged into Principal Money Market Account.

(24)Effective January 5, 2007, WM VT U.S. Government Securities Fund changed its name to Principal Mortgage Securities Account.

(25)Effective January 5, 2007, WM VT Balanced Portfolio changed its name to Principal SAM Balanced Portfolio.

(26)Effective January 5, 2007, WM VT Conservative Balanced Portfolio changed its name to Principal SAM Conservative Balanced Portfolio.

(27)Effective January 5, 2007, WM VT Conservative Growth Portfolio changed its name to Principal SAM Conservative Growth Portfolio.

(28)Effective January 5, 2007, WM VT Flexible Income Portfolio changed its name to Principal SAM Flexible Income Portfolio.

(29)Effective January 5, 2007, WM VT Strategic Growth Portfolio changed its name to Principal SAM Strategic Growth Portfolio.

(30)Effective January 5, 2007, WM VT Short Term Income Fund changed its name to Principal Short-Term Income Account.

(31)Effective January 5, 2007, WM VT Small Cap Growth Fund merged into Principal SmallCap Growth Account.

(32)Effective January 5, 2007, WM VT West Coast Equity Fund changed its name to Principal West Coast Equity Account.

(33)Effective May 1, 2007, MFS VIT Capital Opportunities Series - Initial Class changed its name to MFS VIT Core Equity Series - Initial Class.

(34)Effective May 1, 2007, SunAmerica - SunAmerica Balanced Portfolio - Class 1 changed its name to SunAmerica Balanced Portfolio - Class 1.

(35)Effective June 1, 2007, Evergreen VA Strategic Income Fund - Class 1 changed its name to Evergreen VA Diversified Income Builder Fund - Class 1.

AIG SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to SunAmerica Series Trust.

The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to VALIC Company I.

In addition to the Divisions above, contract owners may allocate funds to a fixed account that is part of the Company's general account. Contract owners should refer to the appropriate contract prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Separate Account are segregated from the Company's other assets. The operations of the Separate Account are part of the Company.

Net purchases from the contracts are allocated to the Divisions and invested in the Funds in accordance with contract owner instructions. Net purchases are recorded as principal transactions in the Statement of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

The accompanying financial statements of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP"). The accounting principles followed by the Separate Account and the methods of applying those principles are presented below.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note B - Summary of Significant Accounting Policies and Basis of Presentation - Continued

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

Security valuation - The investments in shares of the Funds are stated at the net asset value of the respective portfolio as determined by the Funds, which value their securities at fair value.

Security transactions and related investment income - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

Annuity reserves - For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. The assumed interest rate used to determine annuity payments is 3.5% for all contracts except "deferred load" contracts and contracts issued prior to January 1, 1982, which have an assumed interest rate of 3.0%.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company. If there are transfers between the Company and the Account they will be disclosed as mortality reserve transfers in the Statement of Changes in Net Assets under principle transactions.

Annuity reserves are calculated according to the Progressive Annuity Table, 1983(a) Individual Mortality Table, or the Annuity 2000 Mortality Table, depending on the calendar year of annuitization.

Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

Accumulation unit - This is a measuring unit used to calculate the contract owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

Note C - Contract Charges

Premium taxes - The Company will deduct premium taxes imposed by certain states from purchase payments when received; from the owner's account value at the time annuity payments begin; from the amount of any partial withdrawal; or from proceeds payable upon termination of the certificate for any other reason, including death of the owner or annuitant, or surrender of the certificate. The applicable rates currently range from 0% to 3.5%. The rates are subject to change.

Mortality and expense risk and administrative charges - Deductions for administrative expenses and mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and paid to the Company from the daily net asset value of the Divisions. An annual maintenance charge may be imposed on the last day of each contract year during the accumulation period for administrative expenses with respect to each contract. The annual maintenance charge is paid by redemption of units outstanding. The annual maintenance charge is included with contract withdrawals in the Statement of Changes in Net Assets under principal transactions. A summary of these charges by contract follows:

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Contract Charges - Continued

                                                 Mortality and
                                                Expense Risk and      Annual
                                             Administrative Charges Maintenance
Contracts                                         Annual Rates        Charge
-------------------------------------------  ---------------------- -----------
GENERATIONS(TM)                                       1.40%             $30
Platinum Investor(R)                                  1.35%             N/A
Platinum Investor Immediate VA                        0.55%             N/A
Select Reserve                                        0.40%             N/A
VAriety Plus(R)                                       1.55%             $36
WM Advantage                                          1.40%             N/A
WM Strategic Asset Manager                            1.40%             $35
Other Separate Account D Contracts
  (deferred load)                                     1.25%             $30
Other Separate Account D Contracts (issued
  prior to Jan. 1, 1982)                              0.75%             N/A

Contract fee and sales charge - The Platinum Investor Immediate VA allows the Company to charge a one time contract fee of $100 to cover administrative cost of issuing the contract. The Company may deduct a sales charge to cover sales expenses, including commissions under the Platinum Investor Immediate VA and Other Separate Account D Contracts (issued prior to Jan. 1, 1982). The contract fee and sales charge are deducted from the purchase payments.

Transfer charges - The Company reserves the right to charge a $25 transfer fee for each transfer in excess of 12 during the contract year. The transfer fee is paid by redemption of units outstanding. Transfer requests are subject to the Company's published rules concerning market timing. A contract owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers. Transfer charges are included with net transfers from (to) other divisions or fixed rate option in the Statement of Changes in Net Assets under principal transactions.

Surrender charge - A surrender charge may be applicable to certain withdrawal amounts and is payable to the Company. The surrender charges reimburses the Company for part of our expenses in distribution of the contracts. The surrender charge is paid by redemption of units outstanding. The surrender charges are included with contract withdrawals in the Statement of Changes in Net Assets under principal transactions.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2007, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                      Cost of    Proceeds
Divisions                                                            Purchases  from Sales
------------------------------------------------------------------- ----------- -----------
AIM V.I. Core Equity Fund - Series I                                $    59,729 $ 2,171,413
AIM V.I. International Growth Fund - Series I                           130,217   1,110,502
American Century VP Value Fund - Class I                                227,417     908,755
Credit Suisse Small Cap Core I Portfolio                                  1,308      50,811
Dreyfus IP MidCap Stock Portfolio - Initial Shares                      102,160     336,755
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares      26,064     717,754
Dreyfus VIF Developing Leaders Portfolio - Initial Shares               332,686   1,076,608
Dreyfus VIF Quality Bond Portfolio - Initial Shares                     192,586   1,544,131
Evergreen VA High Income Fund - Class 1                                 461,462      24,119
Fidelity VIP Asset Manager Portfolio - Initial Class                     12,332       2,333
Fidelity VIP Asset Manager Portfolio - Service Class 2                   54,173     446,272
Fidelity VIP Contrafund Portfolio - Service Class 2                     703,635   1,054,313
Fidelity VIP Equity-Income Portfolio - Service Class 2                  254,163   1,113,274
Fidelity VIP Growth Portfolio - Service Class 2                          17,899     771,817
Fidelity VIP Index 500 Portfolio - Initial Class                          1,713         965
Fidelity VIP Overseas Portfolio - Initial Class                           4,070         882
Franklin Templeton Templeton Foreign Securities Fund - Class 2           75,750     569,075
Franklin Templeton Templeton Global Asset Allocation Fund - Class 2     387,661     395,078
Goldman Sachs VIT Capital Growth Fund - Institutional Shares                149      37,694
Janus Aspen International Growth Portfolio - Service Shares              45,330     246,167
Janus Aspen Mid Cap Growth Portfolio - Service Shares                    16,510     305,691
Janus Aspen Worldwide Growth Portfolio - Service Shares                   3,082     228,643
JPMorgan Small Company Portfolio                                         16,384     161,516
MFS VIT Core Equity Series - Initial Class                                3,763     479,551
MFS VIT Emerging Growth Series - Initial Class                           15,349   1,356,666
MFS VIT New Discovery Series - Initial Class                             37,643     212,463
MFS VIT Research Series - Initial Class                                   4,438     289,807
Neuberger Berman AMT Balanced Portfolio - Class I                           123         168
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I                   5,613     292,536
PIMCO VIT Real Return Portfolio - Administrative Class                  161,363   1,387,214
PIMCO VIT Short-Term Portfolio - Administrative Class                    44,980     547,179
PIMCO VIT Total Return Portfolio - Administrative Class                 176,661   1,208,746
Pioneer Fund VCT Portfolio - Class I                                     14,131     516,511
Pioneer Growth Opportunities VCT Portfolio - Class I                    189,259     661,816
Principal Diversified International Account                          10,735,390   3,100,566
Principal Equity Income Account I                                     2,176,482   9,714,665
Principal Growth Account                                             32,632,157   9,574,924
Principal Income Account                                              1,131,471   4,642,191
Principal LargeCap Blend Account                                     34,608,165  11,684,923
Principal MidCap Stock Account                                          708,437   2,778,321
Principal Money Market Account                                       17,622,153  10,920,165
Principal Mortgage Securities Account                                   857,072   5,295,394
Principal SAM Balanced Portfolio                                      5,880,241  78,540,615

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2007, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                           Cost of    Proceeds
Divisions                                                 Purchases  from Sales
--------------------------------------------------------- ---------- -----------
Principal SAM Conservative Balanced Portfolio             $  715,411 $ 4,812,354
Principal SAM Conservative Growth Portfolio                2,934,372  59,714,374
Principal SAM Flexible Income Portfolio                    2,351,103  12,328,668
Principal SAM Strategic Growth Portfolio                     819,786  18,328,759
Principal Short-Term Income Account                          305,427   1,575,747
Principal SmallCap Growth Account                          8,478,830   2,337,724
Principal West Coast Equity Account                          962,082   7,374,540
Putnam VT Growth and Income Fund - Class IB                  359,308     844,268
Putnam VT International Growth and Income Fund - Class IB    198,332     490,717
Royce Small-Cap Portfolio                                     86,893      13,512
UIF Core Plus Fixed Income Portfolio - Class I Shares        265,844     756,807
UIF Emerging Markets Equity Portfolio - Class I Shares       572,992     827,844
UIF Equity Growth Portfolio - Class I Shares                  42,873   2,021,479
UIF Global Value Equity Portfolio - Class I Shares           685,234   1,086,823
UIF High Yield Portfolio - Class I Shares                    273,060   1,129,808
UIF International Magnum Portfolio - Class I Shares          490,658   1,098,442
UIF U.S. Mid Cap Value Portfolio - Class I Shares          1,108,722   3,046,466
UIF U.S. Real Estate Portfolio - Class I Shares              405,040   1,277,716
UIF Value Portfolio - Class I Shares                         769,563   2,213,780
VALIC Company I Blue Chip Growth Fund                         45,009      21,361
VALIC Company I Core Value Fund                               11,923       9,499
VALIC Company I Health Sciences Fund                          32,078         289
VALIC Company I International Equities Fund                  155,426     420,053
VALIC Company I Mid Cap Index Fund                           442,967   1,752,552
VALIC Company I Money Market I Fund                        1,680,781   1,941,494
VALIC Company I Nasdaq-100 Index Fund                        185,747     254,865
VALIC Company I Science & Technology Fund                    114,625     167,161
VALIC Company I Small Cap Index Fund                         105,083     288,040
VALIC Company I Social Awareness Fund                            396          56
VALIC Company I Stock Index Fund                             485,359   2,060,721
Van Kampen Comstock Fund                                     524,669     436,812
Van Kampen Corporate Bond Fund                                 7,250       1,132
Van Kampen High Yield Fund                                   300,600     397,550
Van Kampen LIT Enterprise Portfolio - Class I                135,585   2,940,902
Van Kampen LIT Government Portfolio - Class I                394,984   1,533,960
Van Kampen LIT Growth and Income Portfolio - Class I       2,160,871  11,175,910
Van Kampen LIT Money Market Portfolio - Class I              940,119   1,223,867
Van Kampen LIT Strategic Growth Portfolio - Class I           44,421   3,037,510
Van Kampen Reserve Fund                                       19,924      30,982
WM VT Growth & Income Fund                                   413,590  33,400,427
WM VT Growth Fund                                             55,758  32,618,728
WM VT International Growth Fund                            1,542,652   9,175,364
WM VT Money Market Fund                                        5,472   9,179,925
WM VT Small Cap Growth Fund                                   48,508   8,365,811

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2007.

                                                                              Net Asset Value Value of Shares Cost of Shares
Divisions                                                            Shares      Per Share     at Fair Value       Held
------------------------------------------------------------------- --------- --------------- --------------- --------------
AIM V.I. Core Equity Fund - Series I                                  103,116     $ 29.11      $  3,001,708    $  2,596,283
AIM V.I. International Growth Fund - Series I                          40,877       33.63         1,374,695         808,067
American Century VP Value Fund - Class I                              180,816        7.47         1,350,697       1,435,068
Credit Suisse Small Cap Core I Portfolio                               15,244       15.47           235,826         224,460
Dreyfus IP MidCap Stock Portfolio - Initial Shares                     29,137       15.52           452,204         517,417
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares    30,704       30.50           936,461         803,054
Dreyfus VIF Developing Leaders Portfolio - Initial Shares              41,986       32.34         1,357,818       1,540,761
Dreyfus VIF Quality Bond Portfolio - Initial Shares                   226,660       11.08         2,511,391       2,612,026
Evergreen VA High Income Fund - Class 1                               606,034        9.88         5,987,620       6,133,097
Fidelity VIP Asset Manager Portfolio - Initial Class                    9,030       16.57           149,619         129,687
Fidelity VIP Asset Manager Portfolio - Service Class 2                 26,238       16.33           428,473         377,887
Fidelity VIP Contrafund Portfolio - Service Class 2                    91,171       27.46         2,503,566       2,518,219
Fidelity VIP Equity-Income Portfolio - Service Class 2                 95,633       23.57         2,254,080       2,205,738
Fidelity VIP Growth Portfolio - Service Class 2                        33,782       44.65         1,508,363         987,985
Fidelity VIP Index 500 Portfolio - Initial Class                          289      164.02            47,409          37,397
Fidelity VIP Overseas Portfolio - Initial Class                         1,752       25.32            44,354          30,419
Franklin Templeton Templeton Foreign Securities Fund - Class 2         36,921       20.25           747,649         515,108
Franklin Templeton Templeton Global Asset Allocation Fund - Class 2    55,205       14.52           801,576         946,887
Goldman Sachs VIT Capital Growth Fund - Institutional Shares            6,374       12.73            81,145          60,000
Janus Aspen International Growth Portfolio - Service Shares            10,003       64.51           645,272         367,917
Janus Aspen Mid Cap Growth Portfolio - Service Shares                  12,656       38.95           492,957         242,744
Janus Aspen Worldwide Growth Portfolio - Service Shares                 8,327       35.03           291,677         217,182
JPMorgan Small Company Portfolio                                       13,276       16.06           213,213         225,494
MFS VIT Core Equity Series - Initial Class                             45,489       17.18           781,501         526,356
MFS VIT Emerging Growth Series - Initial Class                         88,375       25.01         2,210,256       1,442,112
MFS VIT New Discovery Series - Initial Class                           20,729       16.63           344,722         276,601
MFS VIT Research Series - Initial Class                                23,109       20.28           468,650         296,010
Neuberger Berman AMT Balanced Portfolio - Class I                         832       13.08            10,887           7,630
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I                13,484       28.50           384,290         241,728
PIMCO VIT Real Return Portfolio - Administrative Class                118,081       12.57         1,484,284       1,492,772
PIMCO VIT Short-Term Portfolio - Administrative Class                  43,904       10.01           439,482         442,155
PIMCO VIT Total Return Portfolio - Administrative Class               211,809       10.49         2,221,874       2,190,530
Pioneer Fund VCT Portfolio - Class I                                   25,854       25.72           664,972         526,815
Pioneer Growth Opportunities VCT Portfolio - Class I                   46,797       22.44         1,050,115       1,104,455
Principal Diversified International Account                           379,888       21.67         8,232,163       7,780,010
Principal Equity Income Account I                                   1,028,676       19.32        19,874,015      16,482,691
Principal Growth Account                                            1,637,009       17.92        29,335,197      23,880,501
Principal Income Account                                            1,141,363       10.46        11,938,661      11,875,936
Principal LargeCap Blend Account                                    1,875,889       12.59        23,617,445      23,319,344
Principal MidCap Stock Account                                        283,773       15.22         4,319,026       4,620,361
Principal Money Market Account                                      6,701,988        1.00         6,701,988       6,701,988
Principal Mortgage Securities Account                               1,042,886       10.49        10,939,876      10,958,386
Principal SAM Balanced Portfolio                                    7,822,615       19.17       149,959,524     112,310,405
Principal SAM Conservative Balanced Portfolio                         557,954       13.07         7,292,460       6,477,040

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

The following is a summary of fund shares owned as of December 31, 2007.

                                                                    Net Asset Value Value of Shares Cost of Shares
Divisions                                                  Shares      Per Share     at Fair Value       Held
--------------------------------------------------------- --------- --------------- --------------- --------------
Principal SAM Conservative Growth Portfolio               4,981,300     $21.18       $105,503,939    $75,693,745
Principal SAM Flexible Income Portfolio                   1,644,595      14.36         23,616,389     21,381,269
Principal SAM Strategic Growth Portfolio                  1,468,372      23.91         35,108,778     24,252,567
Principal Short-Term Income Account                       1,632,666       2.50          4,081,666      4,142,819
Principal SmallCap Growth Account                           588,054      11.35          6,674,411      6,306,387
Principal West Coast Equity Account                         629,683      25.13         15,823,939     11,309,406
Putnam VT Growth and Income Fund - Class IB                  64,342      23.12          1,487,576      1,413,446
Putnam VT International Growth and Income Fund - Class IB    35,771      16.48            589,508        545,657
Royce Small-Cap Portfolio                                   175,237       9.96          1,745,357      1,404,538
UIF Core Plus Fixed Income Portfolio - Class I Shares       174,134      11.58          2,016,475      1,973,715
UIF Emerging Markets Equity Portfolio - Class I Shares      117,508      24.27          2,851,910      1,499,246
UIF Equity Growth Portfolio - Class I Shares                300,347      20.09          6,033,981      4,641,682
UIF Global Value Equity Portfolio - Class I Shares          246,786      16.46          4,062,095      3,311,712
UIF High Yield Portfolio - Class I Shares                   182,696      12.88          2,353,128      2,378,959
UIF International Magnum Portfolio - Class I Shares         188,363      14.50          2,731,261      2,230,106
UIF U.S. Mid Cap Value Portfolio - Class I Shares           429,955      19.11          8,216,439      6,821,714
UIF U.S. Real Estate Portfolio - Class I Shares             111,988      22.05          2,469,334      2,104,614
UIF Value Portfolio - Class I Shares                        473,866      13.17          6,240,815      6,174,888
VALIC Company I Blue Chip Growth Fund                        12,347      11.03            136,191        115,797
VALIC Company I Core Value Fund                               4,714      11.21             52,843         52,124
VALIC Company I Health Sciences Fund                          8,706      11.17             97,242         91,921
VALIC Company I International Equities Fund                  55,900      10.74            600,368        536,071
VALIC Company I Mid Cap Index Fund                          135,810      23.11          3,138,580      2,750,892
VALIC Company I Money Market I Fund                       7,558,172       1.00          7,558,172      7,558,172
VALIC Company I Nasdaq-100 Index Fund                        60,912       5.76            350,852        302,287
VALIC Company I Science & Technology Fund                    19,344      14.70            284,355        220,887
VALIC Company I Small Cap Index Fund                         31,557      16.09            507,745        528,137
VALIC Company I Social Awareness Fund                           164      20.48              3,359          3,713
VALIC Company I Stock Index Fund                            105,524      36.01          3,799,914      3,288,250
Van Kampen Comstock Fund                                    294,239      17.48          5,143,306      4,664,608
Van Kampen Corporate Bond Fund                               23,485       6.55            153,829        153,524
Van Kampen High Yield Fund                                  401,322      10.33          4,145,658      4,725,589
Van Kampen LIT Enterprise Portfolio - Class I               721,675      17.47         12,607,669     12,947,384
Van Kampen LIT Government Portfolio - Class I               580,132       9.52          5,522,860      5,413,705
Van Kampen LIT Growth and Income Portfolio - Class I      1,339,725      21.36         28,616,523     22,746,325
Van Kampen LIT Money Market Portfolio - Class I           4,145,424       1.00          4,145,424      4,145,424
Van Kampen LIT Strategic Growth Portfolio - Class I         265,809      33.68          8,952,443     10,053,521
Van Kampen Reserve Fund                                     243,654       1.00            243,654        243,654

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the year ended December 31, 2007.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
------------------------------------------------------------ ------------ -------------- ------------- ------------- ------------
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                              481        (185,692)        --             -         (185,211)
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                            4,689         (62,694)        --            --          (58,005)
American Century VP Value Fund - Class I
   Platinum Investor                                              237         (46,746)        --            --          (46,509)
Credit Suisse Small Cap Core I Portfolio
   Platinum Investor                                               90          (5,699)         -            --           (5,609)
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                               --         (22,286)        --            --          (22,286)
The Dreyfus Socially Responsible Growth Fund, Inc. -
  Initial Shares
   Platinum Investor                                                3         (82,012)        --            --          (82,009)
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                              348         (75,091)        --            --          (74,743)
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                            1,197        (106,175)        --            --         (104,978)
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                  --              --         --            --               --
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                    --             (42)        --            --              (42)
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                              208         (38,911)        --            --          (38,703)
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                            1,531         (67,872)        --            --          (66,341)
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                            3,820         (79,516)        --            --          (75,696)
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                              121         (93,907)        --            --          (93,786)
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                    --             (64)        --            --              (64)
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                    --             (68)        --            --              (68)
Franklin Templeton Templeton Foreign Securities Fund -
  Class 2
   Platinum Investor                                                2         (36,226)        --            --          (36,224)
Franklin Templeton Templeton Global Asset Allocation Fund -
  Class 2
   Platinum Investor                                               29         (22,123)        --            --          (22,094)
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                               --          (3,610)        --            --           (3,610)
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                               58         (12,013)        --            --          (11,955)
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                               89         (39,968)        --            --          (39,879)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2007.

                                                        Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                               Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
------------------------------------------------------- ------------ -------------- ------------- ------------- ------------
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                            13        (26,370)        --            --         (26,357)
JPMorgan Small Company Portfolio
   Platinum Investor                                            37        (11,824)        --            --         (11,787)
MFS VIT Core Equity Series - Initial Class
   Platinum Investor                                           141        (58,993)        --            --         (58,852)
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                           427       (130,668)        --            --        (130,241)
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                             4        (20,349)        --            --         (20,345)
MFS VIT Research Series - Initial Class
   Platinum Investor                                            --        (31,373)        --            --         (31,373)
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                 --             (1)        --            --              (1)
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                           445        (31,632)        --            --         (31,187)
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                           564        (85,578)        --            --         (85,014)
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                           747        (46,767)        --            --         (46,020)
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                         2,049        (86,025)        --            --         (83,976)
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                           126        (38,989)        --            --         (38,863)
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                           458        (55,649)        --            --         (55,191)
Principal Diversified International Account
   WM Advantage                                          2,844,365       (507,450)       859          (289)      2,337,485
   WM Strategic Asset Manager                              458,938       (145,552)        --            --         313,386
Principal Equity Income Account I
   WM Advantage                                                 --       (254,864)        --            --        (254,864)
   WM Strategic Asset Manager                                5,784       (743,842)        --            --        (738,058)
Principal Growth Account
   WM Advantage                                          4,904,349       (873,145)       394          (106)      4,031,492
   WM Strategic Asset Manager                            2,462,209       (812,964)        --            --       1,649,245
Principal Income Account
   WM Advantage                                              2,324       (884,653)        --          (415)       (882,744)
   WM Strategic Asset Manager                               22,014       (359,875)        --            --        (337,861)
Principal LargeCap Blend Account
   WM Advantage                                          3,882,809       (832,987)        --            --       3,049,822
   WM Strategic Asset Manager                            3,183,711     (1,198,166)        --            --       1,985,545
Principal MidCap Stock Account
   WM Advantage                                                 --       (140,820)        --            --        (140,820)
   WM Strategic Asset Manager                                  342       (207,718)        --            --        (207,376)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2007.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-----------------------------------------------------------  ------------ -------------- ------------- ------------- ------------
Principal Money Market Account
   WM Advantage                                               1,141,643        (82,843)        --              --      1,058,800
   WM Strategic Asset Manager                                 1,472,663       (620,186)        --              --        852,477
Principal Mortgage Securities Account
   WM Advantage                                                   1,310       (963,753)        --            (424)      (962,867)
   WM Strategic Asset Manager                                       178       (488,366)        --              --       (488,188)
Principal SAM Balanced Portfolio
   WM Advantage                                                   5,129     (2,402,561)        --         (38,133)    (2,435,565)
   WM Strategic Asset Manager                                    10,262     (6,832,466)        --              --     (6,822,204)
Principal SAM Conservative Balanced Portfolio
   WM Advantage                                                   7,643        (34,949)        --              --        (27,306)
   WM Strategic Asset Manager                                        --       (584,319)        --              --       (584,319)
Principal SAM Conservative Growth Portfolio
   WM Advantage                                                    (229)    (2,961,552)        --              --     (2,961,781)
   WM Strategic Asset Manager                                     1,671     (4,751,673)        --              --     (4,750,002)
Principal SAM Flexible Income Portfolio
   WM Advantage                                                   7,427       (104,539)        --              --        (97,112)
   WM Strategic Asset Manager                                    38,039     (1,368,704)        --              --     (1,330,665)
Principal SAM Strategic Growth Portfolio
   WM Advantage                                                      --       (123,101)        --              --       (123,101)
   WM Strategic Asset Manager                                     3,782     (1,426,480)        --              --     (1,422,698)
Principal Short-Term Income Account
   WM Advantage                                                     779       (499,663)        --              --       (498,884)
   WM Strategic Asset Manager                                        --        (99,324)        --              --        (99,324)
Principal SmallCap Growth Account
   WM Advantage                                               2,681,726       (428,082)       614            (212)     2,254,046
   WM Strategic Asset Manager                                   475,940       (177,293)        --              --        298,647
Principal West Coast Equity Account
   WM Advantage                                                      --       (111,842)        --              --       (111,842)
   WM Strategic Asset Manager                                     1,988       (545,369)        --              --       (543,381)
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                                323        (66,914)        --              --        (66,591)
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                                  3        (27,294)        --              --        (27,291)
Royce Small-Cap Portfolio
   Select Reserve                                                    --             --         --              --             --
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                                   13,240        (81,013)        --              --        (67,773)
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                                   12,353        (57,274)        --              --        (44,921)
UIF Equity Growth Portfolio - Class I Shares
   GENERATIONS                                                       --       (159,349)        --              --       (159,349)
   Platinum Investor                                                305        (43,064)        --              --        (42,759)
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                                   18,823        (93,248)        --              --        (74,425)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2007.

                                                    Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                           Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
--------------------------------------------------- ------------ -------------- ------------- ------------- ------------
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                            170       (117,798)         --            --        (117,628)
   Platinum Investor                                      162        (24,035)         --            --         (23,873)
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                          2,484       (111,041)         --            --        (108,557)
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                            338       (193,972)         --            --        (193,634)
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                             23        (40,749)         --            --         (40,726)
UIF Value Portfolio - Class I Shares
   GENERATIONS                                            209       (211,196)         --            --        (210,987)
VALIC Company I Blue Chip Growth Fund
   Select Reserve                                       1,765             --          --            --           1,765
VALIC Company I Core Value Fund
   Select Reserve                                          --             --          --            --              --
VALIC Company I Health Sciences Fund
   Select Reserve                                       1,696             --          --            --           1,696
VALIC Company I International Equities Fund
   Platinum Investor                                       68        (23,151)         --            --         (23,083)
   Select Reserve                                       1,373             (1)         --            --           1,372
   VAriety Plus                                         2,481            (65)         --            --           2,416
VALIC Company I Mid Cap Index Fund
   Platinum Investor                                      199        (70,552)         --            --         (70,353)
   Select Reserve                                          --         (3,974)         --            --          (3,974)
VALIC Company I Money Market I Fund
   Platinum Investor                                   30,088        (74,015)         --            --         (43,927)
   Select Reserve                                          75         (9,701)         --            --          (9,626)
VALIC Company I Nasdaq-100 Index Fund
   Platinum Investor                                    8,557        (21,935)         --            --         (13,378)
VALIC Company I Science & Technology Fund
   Platinum Investor                                   24,154        (36,150)         --            --         (11,996)
VALIC Company I Small Cap Index Fund
   Platinum Investor                                        3        (14,283)         --            --         (14,280)
VALIC Company I Social Awareness Fund
   VAriety Plus                                            --             (1)         --            --              (1)
VALIC Company I Stock Index Fund
   Platinum Investor                                      765       (162,834)         --            --        (162,069)
   Select Reserve                                          --           (183)         --            --            (183)
   VAriety Plus                                            --         (2,314)         --            --          (2,314)
Van Kampen Comstock Fund
   Other Contracts                                         --         (7,640)        417          (189)         (7,412)
Van Kampen Corporate Bond Fund
   Other Contracts                                         --             --          --            --              --
Van Kampen High Yield Fund
   Other Contracts                                        286        (59,302)         --            --         (59,016)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2007.

                                                     Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                            Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------------------------------------------------- ------------ -------------- ------------- ------------- ------------
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                             280        (121,606)         --            --        (121,326)
   Other Contracts (Deferred Load, Non-Qualified)           --         (57,604)         --            --         (57,604)
   Other Contracts (Non-Qualified)                          --              --          --            --              --
   VAriety Plus                                          1,327          (2,261)         --            --            (934)
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                           1,470         (99,566)         --            --         (98,096)
   Other Contracts (Deferred Load, Non-Qualified)          874         (11,938)         --            --         (11,064)
   Other Contracts (Deferred Load, Qualified)               --              --       1,726          (721)          1,005
   Other Contracts (Non-Qualified)                          --          (1,528)         --            --          (1,528)
   VAriety Plus                                             --            (311)         --            --            (311)
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                           1,338        (750,773)         --            --        (749,435)
   Platinum Investor                                       115         (46,687)         --            --         (46,572)
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                          71,883        (106,976)         --            --         (35,093)
   Other Contracts (Deferred Load, Non-Qualified)           --         (32,828)      3,199        (3,345)        (32,974)
   Other Contracts (Deferred Load, Qualified)               --              --         187           (18)            169
   Other Contracts (Non-Qualified)                          --              --          --            --              --
Van Kampen LIT Strategic Growth Portfolio - Class I
   GENERATIONS                                             321        (214,670)         --        (2,570)       (216,919)
Van Kampen Reserve Fund
   Other Contracts                                          --          (5,898)      2,070          (668)         (4,496)
WM VT Growth & Income Fund
   WM Advantage                                             --      (3,891,950)         --            --      (3,891,950)
   WM Strategic Asset Manager                               --      (3,185,003)         --            --      (3,185,003)
WM VT Growth Fund
   WM Advantage                                             --      (4,920,554)         --          (394)     (4,920,948)
   WM Strategic Asset Manager                               --      (2,464,322)         --            --      (2,464,322)
WM VT International Growth Fund
   WM Advantage                                             --      (2,853,543)         --          (859)     (2,854,402)
   WM Strategic Asset Manager                               --        (458,616)         --            --        (458,616)
WM VT Money Market Fund
   WM Advantage                                             --      (1,179,344)         --            --      (1,179,344)
   WM Strategic Asset Manager                               --      (1,276,306)         --            --      (1,276,306)
WM VT Small Cap Growth Fund
   WM Advantage                                             --      (2,667,568)         --          (614)     (2,668,182)
   WM Strategic Asset Manager                               --        (477,041)         --            --        (477,041)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-----------------------------------------------------------  ------------ -------------- ------------- ------------- ------------
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                           576,815       (131,445)        --             --         445,370
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                            14,764        (78,880)        --             --         (64,116)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                               534       (789,677)        --             --        (789,143)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
American Century VP Value Fund - Class I
   Platinum Investor                                             1,093        (49,664)        --             --         (48,571)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Credit Suisse Small Cap Core I Portfolio
   Platinum Investor                                               230        (46,259)        --             --         (46,029)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                            10,486        (39,464)        --             --         (28,978)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
The Dreyfus Socially Responsible Growth Fund, Inc. -
  Initial Shares
   Platinum Investor                                               249       (104,815)        --             --        (104,566)
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                               338        (78,090)        --             --         (77,752)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                               111       (132,087)        --             --        (131,976)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                   --             --         --             --              --
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                     --            (45)        --             --             (45)
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                             4,502        (35,073)        --             --         (30,571)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                            20,132        (88,945)        --             --         (68,813)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                             1,001        (81,856)        --             --         (80,855)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
------------------------------------------------------------ ------------ -------------- ------------- ------------- ------------
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                             7,261       (103,106)        --             --         (95,845)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                     --        (10,819)        --             --         (10,819)
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                     --            (69)        --             --             (69)
Franklin Templeton Franklin Small Cap Value Securities Fund
  - Class 2
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Franklin Templeton Franklin U.S. Government Fund - Class 2
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Franklin Templeton Mutual Shares Securities Fund - Class 2
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Franklin Templeton Templeton Foreign Securities Fund -
  Class 2
   Platinum Investor                                               106        (56,040)        --             --         (55,934)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Franklin Templeton Templeton Global Asset Allocation Fund -
  Class 2
   Platinum Investor                                             5,955        (87,335)        --             --         (81,380)
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                                --         (5,667)        --             --          (5,667)
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                            12,869        (16,137)        --             --          (3,268)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                               248        (49,591)        --             --         (49,343)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                               367        (17,928)        --             --         (17,561)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
   JPMorgan Small Company Portfolio
   Platinum Investor                                            17,617        (26,979)        --             --          (9,362)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
LEVCO Equity Value Fund
   Select Reserve                                                   --         (5,749)        --             --          (5,749)
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                               374        (69,699)        --             --         (69,325)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                               549       (202,800)        --             --        (202,251)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-----------------------------------------------------------  ------------ -------------- ------------- ------------- ------------
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                                 6       (24,604)         --             --        (24,598)
   Platinum Investor Immediate VA                                   --            --          --            (15)           (15)
MFS VIT Research Series - Initial Class
   Platinum Investor                                                50       (42,606)         --             --        (42,556)
   Platinum Investor Immediate VA                                   --            --          --            (15)           (15)
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                     --            (1)         --             --             (1)
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                               101       (53,549)         --             --        (53,448)
   Platinum Investor Immediate VA                                   --            --          --            (15)           (15)
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                   --            --          --            (15)           (15)
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                   --            --          --            (15)           (15)
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                               326       (96,951)         --             --        (96,625)
   Platinum Investor Immediate VA                                   --            --          --            (15)           (15)
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                               349       (28,813)         --             --        (28,464)
   Platinum Investor Immediate VA                                   --            --          --            (15)           (15)
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                             5,753       (56,606)         --             --        (50,853)
   Platinum Investor Immediate VA                                   --            --          --            (15)           (15)
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                                14       (67,479)         --             --        (67,465)
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                               347       (74,838)         --             --        (74,491)
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                                   --            --          --            (15)           (15)
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                               704       (56,319)         --             --        (55,615)
   Platinum Investor Immediate VA                                   --            --          --            (15)           (15)
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                             4,414       (10,167)         --             --         (5,753)
   Platinum Investor Immediate VA                                   --            --          --            (15)           (15)
Royce Small-Cap Portfolio
   Select Reserve                                                3,095            --          --             --          3,095
SunAmerica Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                                   --            --          --            (15)           (15)
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                                   --            --          --            (15)           (15)
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                                  52,827       (76,590)         --             --        (23,763)
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                                       4       (73,327)         --             --        (73,323)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                    Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                           Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
--------------------------------------------------- ------------ -------------- ------------- ------------- ------------
UIF Equity Growth Portfolio - Class I Shares
   GENERATIONS                                            426       (263,986)         --            --        (263,560)
   Platinum Investor                                      332        (53,874)         --            --         (53,542)
   Platinum Investor Immediate VA                          --             --          --           (15)            (15)
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                            818       (129,759)         --            --        (128,941)
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                            385       (125,146)         --            --        (124,761)
   Platinum Investor                                       --        (52,690)         --            --         (52,690)
   Platinum Investor Immediate VA                          --             --          --           (15)            (15)
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                         24,724       (138,681)         --            --        (113,957)
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                            510       (242,012)         --            --        (241,502)
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                             25        (46,206)         --            --         (46,181)
UIF Value Portfolio - Class I Shares
   GENERATIONS                                          6,685       (240,162)         --            --        (233,477)
VALIC Company I Blue Chip Growth Fund
   Select Reserve                                       1,386         (4,171)         --            --          (2,785)
VALIC Company I Core Value Fund
   Select Reserve                                          --           (717)         --            --            (717)
VALIC Company I Health Sciences Fund
   Select Reserve                                          --         (1,614)         --            --          (1,614)
VALIC Company I International Equities Fund
   Platinum Investor                                    6,351        (35,761)         --            --         (29,410)
   Platinum Investor Immediate VA                          --             --          --           (15)            (15)
   Select Reserve                                          --        (13,415)         --            --         (13,415)
   VAriety Plus                                            --            (39)         --            --             (39)
VALIC Company I Mid Cap Index Fund
   Platinum Investor                                      256       (105,137)         --            --        (104,881)
   Platinum Investor Immediate VA                          --             --          --           (15)            (15)
   Select Reserve                                          --         (9,905)         --            --          (9,905)
VALIC Company I Money Market I Fund
   Platinum Investor                                   88,562       (115,372)         --            --         (26,810)
   Platinum Investor Immediate VA                          --             --         196          (196)             --
   Select Reserve                                      54,618        (44,992)         --            --           9,626
VALIC Company I Nasdaq-100 Index Fund
   Platinum Investor                                      125        (53,221)         --            --         (53,096)
   Platinum Investor Immediate VA                          --             --          --           (15)            (15)
VALIC Company I Science & Technology Fund
   Platinum Investor                                      281        (32,298)         --            --         (32,017)
   Platinum Investor Immediate VA                          --             --          --           (15)            (15)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                     Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                            Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------------------------------------------------- ------------ -------------- ------------- ------------- ------------
VALIC Company I Small Cap Index Fund
   Platinum Investor                                        40         (24,713)       --               --        (24,673)
   Platinum Investor Immediate VA                           --              --        --              (15)           (15)
VALIC Company I Social Awareness Fund
   VAriety Plus                                             --              --        --               --             --
VALIC Company I Stock Index Fund
   Platinum Investor                                       763        (214,151)       --               --       (213,388)
   Platinum Investor Immediate VA                           --              --        --              (15)           (15)
   Select Reserve                                           --         (18,224)       --               --        (18,224)
   VAriety Plus                                             --         (23,531)       --               --        (23,531)
Van Kampen Comstock Fund
   Other Contracts                                         487         (15,322)       --             (195)       (15,030)
Van Kampen Corporate Bond Fund
   Other Contracts                                          --         (23,853)       --               --        (23,853)
Van Kampen High Yield Fund
   Other Contracts                                         306        (260,061)       --               --       (259,755)
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                             697        (202,079)       --               --       (201,382)
   Other Contracts (Deferred Load, Non-Qualified)           --        (115,760)       --               --       (115,760)
   Other Contracts (Non-Qualified)                          --          (8,965)       --               --         (8,965)
   VAriety Plus                                             --         (10,652)       --               --        (10,652)
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                              13         (97,714)       --               --        (97,701)
   Other Contracts (Deferred Load, Non-Qualified)          899         (16,568)       --               --        (15,669)
   Other Contracts (Deferred Load, Qualified)               --              --        --             (742)          (742)
   Other Contracts (Non-Qualified)                          --          (9,980)       --               --         (9,980)
   VAriety Plus                                             --            (297)       --               --           (297)
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                           3,045        (882,398)       --               --       (879,353)
   Platinum Investor                                       205         (59,648)       --               --        (59,443)
   Platinum Investor Immediate VA                           --              --        --              (15)           (15)
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                         376,522        (224,572)       --               --        151,950
   Other Contracts (Deferred Load, Non-Qualified)           --         (51,911)       --           (3,537)       (55,448)
   Other Contracts (Non-Qualified)                          --         (10,991)       --               --        (10,991)
Van Kampen LIT Strategic Growth Portfolio - Class I
   GENERATIONS                                             487        (299,055)       --           (2,659)      (301,227)
Van Kampen Reserve Fund
   Other Contracts                                          --          (5,281)       --             (688)        (5,969)
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                           --              --        --              (15)           (15)
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                           --              --        --              (16)           (16)
WM VT Balanced Portfolio
   WM Advantage                                          1,049      (1,918,688)       --          (39,468)    (1,957,107)
   WM Strategic Asset Manager                           20,983      (5,255,376)       --               --     (5,234,393)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                      Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                             Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
------------------------------------- ------------ -------------- ------------- ------------- ------------
WM VT Conservative Balanced Portfolio
   WM Advantage                              --         (18,001)       --             --          (18,001)
   WM Strategic Asset Manager            43,162        (481,843)       --             --         (438,681)
WM VT Conservative Growth Portfolio
   WM Advantage                           8,865      (2,571,112)       --             --       (2,562,247)
   WM Strategic Asset Manager             8,972      (3,502,397)       --             --       (3,493,425)
WM VT Equity Income Fund
   WM Advantage                          22,533        (213,353)       --             --         (190,820)
   WM Strategic Asset Manager           437,005        (657,541)       --             --         (220,536)
WM VT Flexible Income Portfolio
   WM Advantage                              --        (396,931)       --             --         (396,931)
   WM Strategic Asset Manager             1,880      (1,862,094)       --             --       (1,860,214)
WM VT Growth & Income Fund
   WM Advantage                           4,072        (744,720)       --             --         (740,648)
   WM Strategic Asset Manager             4,446      (1,078,162)       --             --       (1,073,716)
WM VT Growth Fund
   WM Advantage                           7,348      (1,094,971)       --           (110)      (1,087,733)
   WM Strategic Asset Manager             3,305        (798,225)       --             --         (794,920)
WM VT Income Fund
   WM Advantage                           7,610        (869,057)       --           (429)        (861,876)
   WM Strategic Asset Manager           102,184        (444,290)       --             --         (342,106)
WM VT International Growth Fund
   WM Advantage                          34,188        (390,379)       --           (299)        (356,490)
   WM Strategic Asset Manager            92,557        (152,406)       --             --          (59,849)
WM VT Mid Cap Stock Fund
   WM Advantage                           2,001         (41,887)       --             --          (39,886)
   WM Strategic Asset Manager            38,278        (113,625)       --             --          (75,347)
WM VT Money Market Fund
   WM Advantage                         660,295        (585,638)       --             --           74,657
   WM Strategic Asset Manager           709,304        (637,186)       --             --           72,118
WM VT Short Term Income Fund
   WM Advantage                           6,598        (459,872)       --             --         (453,274)
   WM Strategic Asset Manager                --        (160,577)       --             --         (160,577)
WM VT Small Cap Growth Fund
   WM Advantage                           7,693        (574,438)       --           (219)        (566,964)
   WM Strategic Asset Manager               753        (109,234)       --             --         (108,481)
WM VT Strategic Growth Portfolio
   WM Advantage                           2,983         (84,533)       --             --          (81,550)
   WM Strategic Asset Manager             3,810      (1,252,862)       --             --       (1,249,052)
WM VT U.S. Government Securities Fund
   WM Advantage                          39,194        (614,074)       --           (439)        (575,319)
   WM Strategic Asset Manager             1,665        (552,343)       --             --         (550,678)
WM VT West Coast Equity Fund
   WM Advantage                          17,666        (104,354)       --             --          (86,688)
   WM Strategic Asset Manager            41,848        (377,672)       --             --         (335,824)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                       Investment
                                                                     Unit                Income    Expense    Total
Divisions                                                     Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------ ------- ------ ---------- ---------- --------- ----------
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                         260,159 $11.54 $3,001,708    0.87%     1.35%       6.66%
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                          78,653  17.48  1,374,695    0.32%     1.35%      13.17%
American Century VP Value Fund - Class I
   Platinum Investor                                          80,222  16.84  1,350,696    1.77%     1.35%      -6.42%
Credit Suisse Small Cap Core I Portfolio
   Platinum Investor                                          30,447   7.75    235,825    0.00%     1.35%      -2.17%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                          33,264  13.59    452,204    0.50%     1.35%       0.13%
The Dreyfus Socially Responsible Growth Fund, Inc. -
  Initial Shares
   Platinum Investor                                         110,282   8.49    936,461    0.58%     1.35%       6.33%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                         110,644  12.27  1,357,818    0.84%     1.35%     -12.26%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                         178,560  14.06  2,511,391    4.60%     1.35%       2.15%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                            766,976   7.81  5,987,620    7.80%     0.40%       2.41%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                               41,232   3.63    149,619    6.09%     1.55%      13.72%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                          35,101  12.21    428,473    5.25%     1.35%      13.62%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                         161,261  15.52  2,503,566    0.66%     1.35%      15.72%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                         168,438  13.38  2,254,080    1.39%     1.35%      -0.09%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                         166,478   9.06  1,508,363    0.44%     1.35%      24.95%
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                               13,117   3.61     47,409    3.67%     1.55%       3.81%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                               11,769   3.77     44,354    3.37%     1.55%      15.50%
Franklin Templeton Templeton Foreign Securities Fund -
  Class 2
   Platinum Investor                                          46,724  16.00    747,650    1.93%     1.35%      13.90%
Franklin Templeton Templeton Global Asset Allocation Fund -
  Class 2
   Platinum Investor                                          46,342  17.30    801,576   17.23%     1.35%       8.53%
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                           7,602  10.67     81,145    0.16%     1.35%       8.65%
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                          35,254  18.30    645,271    0.47%     1.35%      26.29%
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                          64,147   7.68    492,957    0.07%     1.35%      20.10%
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                          35,212   8.28    291,677    0.56%     1.35%       7.89%
JPMorgan Small Company Portfolio
   Platinum Investor                                          17,782  11.99    213,213    0.01%     1.35%      -6.94%
MFS VIT Core Equity Series - Initial Class *
   Platinum Investor                                          97,210   8.04    781,501    0.38%     1.35%       9.65%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                       Investment
                                                                   Unit                  Income    Expense    Total
Divisions                                                 Units    Value   Net Assets  Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------- ---------- ------ ------------ ---------- --------- ----------
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                       198,401 $11.14 $  2,210,256    0.00%     1.35%     19.54%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                        35,941   9.59      344,722    0.00%     1.35%      1.13%
MFS VIT Research Series - Initial Class
   Platinum Investor                                        49,511   9.47      468,650    0.75%     1.35%     11.68%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                              3,486   3.12       10,887    1.20%     1.55%     13.82%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                        40,150   9.57      384,289    0.00%     1.35%     20.88%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                        91,335  16.25    1,484,284    4.19%     1.35%      9.14%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                        37,915  11.59      439,482    3.78%     1.35%      3.08%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                       157,458  14.11    2,221,874    4.67%     1.35%      7.27%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                        52,137  12.75      664,971    1.11%     1.35%      3.57%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                        98,236  10.69    1,050,115    0.00%     1.35%     -5.16%
Principal Diversified International Account
   WM Advantage                                          2,337,485   2.38    5,563,291    1.92%     1.40%     16.65%
   WM Strategic Asset Manager                              313,386   8.52    2,668,871    2.24%     1.40%     16.65%
Principal Equity Income Account I *
   WM Advantage                                            534,012   2.15    1,147,516    1.00%     1.40%      3.76%
   WM Strategic Asset Manager                            1,727,148  10.84   18,726,500    1.08%     1.40%      3.76%
Principal Growth Account
   WM Advantage                                          4,031,492   3.84   15,483,725    0.33%     1.40%     21.43%
   WM Strategic Asset Manager                            1,649,245   8.40   13,851,471    0.38%     1.40%     21.43%
Principal Income Account *
   WM Advantage                                          3,221,019   1.99    6,419,245    6.45%     1.40%      4.42%
   WM Strategic Asset Manager                              723,096   7.63    5,519,415    6.35%     1.40%      4.42%
Principal LargeCap Blend Account
   WM Advantage                                          3,049,822   3.07    9,354,128    1.57%     1.40%      4.27%
   WM Strategic Asset Manager                            1,985,545   7.18   14,263,317    1.82%     1.40%      4.27%
Principal MidCap Stock Account *
   WM Advantage                                            321,399   1.89      608,206    1.00%     1.40%     -9.15%
   WM Strategic Asset Manager                              392,189   9.46    3,710,819    1.04%     1.40%     -9.15%
Principal Money Market Account
   WM Advantage                                          1,058,800   1.38    1,463,678    9.62%     1.40%      3.38%
   WM Strategic Asset Manager                              852,477   6.16    5,248,137    9.65%     1.40%      3.38%
Principal Mortgage Securities Account *
   WM Advantage                                          2,709,502   1.76    4,772,626    5.63%     1.40%      5.09%
   WM Strategic Asset Manager                              870,538   7.08    6,167,250    5.48%     1.40%      5.09%
Principal SAM Balanced Portfolio *
   WM Advantage                                          9,080,964   1.64   14,871,269    2.65%     1.40%      7.15%
   WM Strategic Asset Manager                           12,648,509  10.68  135,088,255    2.63%     1.40%      7.15%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                        Investment
                                                                     Unit                 Income    Expense    Total
Divisions                                                   Units    Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------- ---------- ------ ----------- ---------- --------- ----------
Principal SAM Conservative Balanced Portfolio *
   WM Advantage                                              243,469 $ 1.46 $   356,302    3.41%     1.40%       6.05%
   WM Strategic Asset Manager                                908,866   7.63   6,936,158    3.29%     1.40%       6.05%
Principal SAM Conservative Growth Portfolio *
   WM Advantage                                           10,007,523   1.63  16,292,058    1.77%     1.40%       7.77%
   WM Strategic Asset Manager                              7,865,025  11.34  89,211,881    1.76%     1.40%       7.77%
Principal SAM Flexible Income Portfolio *
   WM Advantage                                              784,471   1.45   1,134,859    4.61%     1.40%       4.60%
   WM Strategic Asset Manager                              2,612,552   8.61  22,481,530    4.59%     1.40%       4.60%
Principal SAM Strategic Growth Portfolio *
   WM Advantage                                              489,271   1.54     751,285    1.20%     1.40%       8.07%
   WM Strategic Asset Manager                              2,774,475  12.38  34,357,492    1.28%     1.40%       8.07%
Principal Short-Term Income Account *
   WM Advantage                                            1,859,331   1.56   2,896,609    5.05%     1.40%       3.04%
   WM Strategic Asset Manager                                171,382   6.91   1,185,057    5.20%     1.40%       3.04%
Principal SmallCap Growth Account
   WM Advantage                                            2,254,046   2.10   4,743,081    0.00%     1.40%       4.62%
   WM Strategic Asset Manager                                298,647   6.47   1,931,331    0.00%     1.40%       4.62%
Principal West Coast Equity Account *
   WM Advantage                                              493,871   1.96     965,586    0.70%     1.40%       7.21%
   WM Strategic Asset Manager                              1,175,063  12.64  14,858,353    0.73%     1.40%       7.21%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                         131,767  11.29   1,487,576    1.46%     1.35%      -7.31%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                          35,239  16.73     589,508    1.95%     1.35%       5.56%
Royce Small-Cap Portfolio
   Select Reserve                                            115,790  15.07   1,745,357    0.05%     0.40%      -2.53%
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                               248,995   8.10   2,016,475    3.20%     1.40%       3.98%
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                               195,644  14.58   2,851,910    0.43%     1.40%      38.49%
UIF Equity Growth Portfolio - Class I Shares
   GENERATIONS                                               540,063   9.64   5,208,604    0.00%     1.40%      20.20%
   Platinum Investor                                          66,084  12.49     825,377    0.00%     1.35%      20.26%
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                               388,248  10.46   4,062,095    1.94%     1.40%       5.15%
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                               274,551   6.77   1,858,609    9.08%     1.40%       2.56%
   Platinum Investor                                          42,830  11.55     494,519    8.06%     1.35%       2.61%
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                               309,195   8.83   2,731,262    1.42%     1.40%      12.99%
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                               563,194  14.59   8,216,439    0.66%     1.40%       6.34%
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                               106,192  23.25   2,469,334    1.12%     1.40%     -18.23%
UIF Value Portfolio - Class I Shares
   GENERATIONS                                               691,472   9.03   6,240,815    1.97%     1.40%      -4.42%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                  Investment
                                                               Unit                 Income    Expense    Total
Divisions                                              Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
VALIC Company I Blue Chip Growth Fund
   Select Reserve                                        9,873 $13.79 $   136,191    0.24%     0.40%     12.63%
VALIC Company I Core Value Fund
   Select Reserve                                        3,985  13.26      52,843    1.83%     0.40%     -0.85%
VALIC Company I Health Sciences Fund
   Select Reserve                                        6,344  15.33      97,242    0.00%     0.40%     17.08%
VALIC Company I International Equities Fund
   Platinum Investor                                    28,177  13.53     381,178    1.74%     1.35%      7.30%
   Select Reserve                                       12,181  14.96     182,208    2.57%     0.40%      8.33%
   VAriety Plus                                         19,026   1.94      36,981    2.58%     1.55%      7.09%
VALIC Company I Mid Cap Index Fund
   Platinum Investor                                   144,238  20.22   2,916,834    0.99%     1.35%      6.19%
   Select Reserve                                       12,328  17.99     221,745    1.05%     0.40%      7.21%
VALIC Company I Money Market I Fund
   Platinum Investor                                   157,697  11.61   1,831,461    4.81%     1.35%      3.29%
   Select Reserve                                      878,323   6.52   5,726,710    4.61%     0.40%      4.28%
VALIC Company I Nasdaq-100 Index Fund
   Platinum Investor                                    60,330   5.82     350,852    0.07%     1.35%     17.01%
VALIC Company I Science & Technology Fund
   Platinum Investor                                    59,726   4.76     284,355    0.00%     1.35%     16.11%
VALIC Company I Small Cap Index Fund
   Platinum Investor                                    33,908  14.97     507,745    0.91%     1.35%     -3.21%
VALIC Company I Social Awareness Fund
   VAriety Plus                                            837   4.01       3,359    1.26%     1.55%      2.78%
VALIC Company I Stock Index Fund
   Platinum Investor                                   289,898  10.88   3,155,269    1.27%     1.35%      3.71%
   Select Reserve                                       42,455  11.95     507,505    1.62%     0.40%      4.70%
   VAriety Plus                                         26,342   5.21     137,140    1.55%     1.55%      3.50%
Van Kampen Comstock Fund
   Other Contracts                                     149,656  34.37   5,143,307    1.91%     0.75%     -2.63%
Van Kampen Corporate Bond Fund
   Other Contracts                                      20,882   7.37     153,829    4.81%     0.75%      4.00%
Van Kampen High Yield Fund
   Other Contracts                                     660,347   6.28   4,145,659    7.06%     0.75%      3.25%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                         346,977  19.35   6,713,200    0.43%     1.40%     11.11%
   Other Contracts (Deferred Load, Non-Qualified)      608,877   7.47   4,549,216    0.41%     1.25%     11.27%
   Other Contracts (Non-Qualified)                      76,465   8.45     646,018    0.41%     0.75%     11.83%
   VAriety Plus                                        186,771   3.74     699,233    0.40%     1.55%     10.94%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                         248,130  13.76   3,413,390    4.87%     1.40%      5.83%
   Other Contracts (Deferred Load, Non-Qualified)      310,321   4.78   1,483,686    4.61%     1.25%      5.99%
   Other Contracts (Deferred Load, Qualified)            5,184   5.05      26,179    4.61%     1.25%      5.99%
   Other Contracts (Non-Qualified)                      71,833   5.53     397,266    4.61%     0.75%      6.53%
   VAriety Plus                                         75,125   2.69     202,339    4.56%     1.55%      5.67%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                       2,182,412  12.80  27,935,222    1.74%     1.40%      1.36%
   Platinum Investor                                    45,963  14.82     681,301    1.84%     1.35%      1.41%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                              Investment
                                                            Unit                Income    Expense    Total
Divisions                                            Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                      278,850 $ 9.69 $2,700,966    4.44%     1.40%      3.24%
   Other Contracts (Deferred Load, Non-Qualified)   377,560   2.80  1,056,189    4.58%     1.25%      3.40%
   Other Contracts (Deferred Load, Qualified)           169   2.80        473    4.58%     1.25%      3.40%
   Other Contracts (Non-Qualified)                  122,325   3.17    387,796    4.58%     0.75%      3.92%
Van Kampen LIT Strategic Growth Portfolio - Class I
   GENERATIONS                                      626,986  14.28  8,952,443    0.05%     1.40%     15.33%
Van Kampen Reserve Fund
   Other Contracts                                   54,005   4.51    243,654    4.29%     0.75%      3.62%
WM VT Growth & Income Fund
   WM Advantage                                          --     --         --    2.46%     1.40%     -0.51%
   WM Strategic Asset Manager                            --     --         --    2.46%     1.40%     -0.51%
WM VT Growth Fund
   WM Advantage                                          --     --         --    0.34%     1.40%      0.21%
   WM Strategic Asset Manager                            --     --         --    0.34%     1.40%      0.21%
WM VT International Growth Fund
   WM Advantage                                          --     --         --    3.93%     1.40%     -1.91%
   WM Strategic Asset Manager                            --     --         --    3.93%     1.40%     -1.91%
WM VT Money Market Fund
   WM Advantage                                          --     --         --    0.12%     1.40%      0.04%
   WM Strategic Asset Manager                            --     --         --    0.12%     1.40%      0.04%
WM VT Small Cap Growth Fund
   WM Advantage                                          --     --         --    0.00%     1.40%     -1.09%
   WM Strategic Asset Manager                            --     --         --    0.00%     1.40%     -1.09%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                       Investment
                                                                     Unit                Income    Expense    Total
Divisions                                                     Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
-----------------------------------------------------------  ------- ------ ---------- ---------- --------- ----------
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                         445,370 $10.82 $4,817,849    1.09%     1.35%      8.18%
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                         136,658  15.44  2,110,498    0.88%     1.35%     26.52%
   Platinum Investor Immediate VA                                 --  17.58         --    0.02%     0.55%     27.53%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                              --     --         --    1.96%     1.35%      5.11%
   Platinum Investor Immediate VA                                 --     --         --    0.00%     0.55%      5.38%
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor Immediate VA                                 --  14.43         --    0.00%     0.55%     18.61%
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA                                 --  13.45         --    0.00%     0.55%      9.54%
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA                                 --  10.73         --    2.07%     0.55%      1.06%
American Century VP Value Fund - Class I
   Platinum Investor                                         126,731  17.99  2,280,094    1.51%     1.35%     17.07%
   Platinum Investor Immediate VA                                 --  13.37         --    2.86%     0.55%     18.00%
Credit Suisse Small Cap Core I Portfolio *
   Platinum Investor                                          36,056   7.92    285,465    0.00%     1.35%      3.37%
   Platinum Investor Immediate VA                                 --  10.77         --    0.00%     0.55%      4.19%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                          55,550  13.58    754,197    0.43%     1.35%      6.31%
   Platinum Investor Immediate VA                                 --     --         --    0.77%     0.55%      8.73%
The Dreyfus Socially Responsible Growth Fund, Inc. -
  Initial Shares
   Platinum Investor                                         192,291   7.99  1,535,595    0.12%     1.35%      7.74%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                         185,387  13.99  2,592,929    0.42%     1.35%      2.38%
   Platinum Investor Immediate VA                                 --     --         --    0.80%     0.55%      8.61%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                         283,538  13.77  3,904,087    4.54%     1.35%      2.84%
   Platinum Investor Immediate VA                                 --     --         --    2.84%     0.55%     -0.99%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                            766,976   7.62  5,846,749    7.21%     0.40%      8.52%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                               41,274   3.19    131,702    2.61%     1.55%      5.67%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                          73,804  10.74    792,912    2.87%     1.35%      5.70%
   Platinum Investor Immediate VA                                 --  11.48         --    5.06%     0.55%      6.55%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                         227,602  13.42  3,053,452    0.93%     1.35%      9.94%
   Platinum Investor Immediate VA                                 --  14.24         --    0.79%     0.55%     10.82%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                         244,134  13.39  3,270,110    2.93%     1.35%     18.33%
   Platinum Investor Immediate VA                                 --  13.62         --    3.12%     0.55%     19.27%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                         260,264   7.25  1,887,204    0.18%     1.35%      5.15%
   Platinum Investor Immediate VA                                 --  11.58         --    0.33%     0.55%      5.99%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                         Investment
                                                                       Unit                Income    Expense    Total
Divisions                                                       Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                 13,181 $ 3.48 $   45,895    2.16%     1.55%     13.95%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                                   --  15.83         --    0.38%     0.55%     11.79%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                 11,837   3.26     38,624    0.84%     1.55%     16.27%
Franklin Templeton Franklin Small Cap Value Securities Fund -
  Class 2
   Platinum Investor Immediate VA                                   --  14.52         --    0.00%     0.55%     16.34%
Franklin Templeton Franklin U.S. Government Fund - Class 2
   Platinum Investor Immediate VA                                   --  10.89         --    0.04%     0.55%      3.45%
Franklin Templeton Mutual Shares Securities Fund - Class 2
   Platinum Investor Immediate VA                                   --  14.24         --    0.00%     0.55%     17.73%
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                            82,948  14.05  1,165,299    1.12%     1.35%     19.82%
   Platinum Investor Immediate VA                                   --  15.22         --    0.01%     0.55%     20.78%
Franklin Templeton Templeton Global Asset Allocation Fund -
  Class 2
   Platinum Investor                                            68,436  15.94  1,090,711    6.85%     1.35%     19.49%
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                            11,212   9.82    110,158    0.10%     1.35%      7.11%
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                            47,209  14.49    684,202    1.86%     1.35%     44.67%
   Platinum Investor Immediate VA                                   --  23.20         --    0.01%     0.55%     45.83%
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                           104,026   6.40    665,629    0.00%     1.35%     11.79%
   Platinum Investor Immediate VA                                   --  14.31         --    0.00%     0.55%     12.69%
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                            61,569   7.68    472,710    1.57%     1.35%     16.36%
   Platinum Investor Immediate VA                                   --     --         --    0.00%     0.55%      5.43%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                                   --     --         --    0.00%     0.55%      6.76%
JPMorgan Small Company Portfolio
   Platinum Investor                                            29,569  12.88    380,989    0.00%     1.35%     13.47%
   Platinum Investor Immediate VA                                   --  14.04         --    0.00%     0.55%     14.38%
LEVCO Equity Value Fund
   Select Reserve                                                   --     --         --    0.00%     0.40%      4.42%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                           156,062   7.33  1,144,200    0.46%     1.35%     12.28%
   Platinum Investor Immediate VA                                   --     --         --    0.00%     0.55%      4.81%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                           328,642   9.32  3,062,734    0.00%     1.35%      6.45%
   Platinum Investor Immediate VA                                   --     --         --    0.00%     0.55%      6.97%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                            56,286   9.48    533,801    0.00%     1.35%     11.70%
   Platinum Investor Immediate VA                                   --  12.74         --    0.00%     0.55%     12.60%
MFS VIT Research Series - Initial Class
   Platinum Investor                                            80,884   8.48    685,546    0.53%     1.35%      9.00%
   Platinum Investor Immediate VA                                   --  13.20         --    1.03%     0.55%      9.87%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                     Investment
                                                                   Unit                Income    Expense    Total
Divisions                                                   Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                              3,487 $ 2.74 $    9,569    0.81%     1.55%      8.97%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                        71,337   7.92    564,863    0.00%     1.35%     13.16%
   Platinum Investor Immediate VA                               --  14.47         --    0.00%     0.55%     14.07%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                               --  12.48         --    4.28%     0.55%     10.54%
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                               --  15.61         --    2.13%     0.55%     17.05%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                       176,349  14.89  2,625,774    4.04%     1.35%     -0.64%
   Platinum Investor Immediate VA                               --  10.86         --    3.22%     0.55%      0.15%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                        83,935  11.24    943,847    4.47%     1.35%      2.88%
   Platinum Investor Immediate VA                               --  10.65         --    3.35%     0.55%      3.70%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                       241,434  13.15  3,175,850    4.43%     1.35%      2.45%
   Platinum Investor Immediate VA                               --  11.02         --    3.46%     0.55%      3.27%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                        91,000  12.31  1,120,606    1.27%     1.35%     15.07%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                       153,427  11.27  1,729,249    0.00%     1.35%      4.18%
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                               --  11.70         --   11.51%     0.55%      5.71%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                       198,358  12.18  2,415,846    1.49%     1.35%     14.36%
   Platinum Investor Immediate VA                               --     --         --    3.16%     0.55%      5.69%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                        62,530  15.85    990,908    1.18%     1.35%     25.52%
   Platinum Investor Immediate VA                               --  16.62         --    2.62%     0.55%     26.53%
Royce Small-Cap Portfolio
   Select Reserve                                          115,790  15.46  1,790,648    0.06%     0.40%     15.11%
SunAmerica Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                               --  13.85         --    0.00%     0.55%     12.67%
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                               --  11.88         --    0.02%     0.55%     10.26%
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                             316,768   7.79  2,467,153    3.86%     1.40%      2.29%
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                             240,565  10.53  2,532,129    0.79%     1.40%     35.24%
UIF Equity Growth Portfolio - Class I Shares
   GENERATIONS                                             699,412   8.02  5,611,767    0.00%     1.40%      2.66%
   Platinum Investor                                       108,843  10.39  1,130,387    0.00%     1.35%      2.71%
   Platinum Investor Immediate VA                               --     --         --    0.00%     0.55%      1.33%
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                             462,673   9.95  4,603,818    1.55%     1.40%     19.53%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                               Investment
                                                            Unit                 Income    Expense    Total
Divisions                                            Units  Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------- ------- ------ ----------- ---------- --------- ----------
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                      392,179 $ 6.60 $ 2,588,719    8.01%     1.40%      7.12%
   Platinum Investor                                 66,703  11.25     750,584    7.77%     1.35%      7.17%
   Platinum Investor Immediate VA                        --     --          --    0.00%     0.55%      2.46%
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                      417,752   7.82   3,265,985    0.10%     1.40%     23.40%
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                      756,828  13.72  10,383,305    0.28%     1.40%     19.02%
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                      146,918  28.44   4,178,031    1.10%     1.40%     36.13%
UIF Value Portfolio - Class I Shares
   GENERATIONS                                      902,459   9.44   8,521,901    1.75%     1.40%     15.27%
VALIC Company I Blue Chip Growth Fund
   Select Reserve                                     8,108  12.25      99,292    0.17%     0.40%      9.01%
VALIC Company I Core Value Fund *
   Select Reserve                                     3,985  13.37      53,295    0.78%     0.40%     16.68%
VALIC Company I Health Sciences Fund
   Select Reserve                                     4,648  13.09      60,852    0.00%     0.40%      8.02%
VALIC Company I International Equities Fund
   Platinum Investor                                 51,260  12.61     646,255    1.21%     1.35%     21.41%
   Platinum Investor Immediate VA                        --  16.20          --    0.00%     0.55%     22.39%
   Select Reserve                                    10,809  13.81     149,242    1.03%     0.40%     22.57%
   VAriety Plus                                      16,610   1.82      30,149    1.60%     1.55%     21.17%
VALIC Company I Mid Cap Index Fund
   Platinum Investor                                214,591  19.04   4,086,546    0.40%     1.35%      8.50%
   Platinum Investor Immediate VA                        --  13.67          --    0.00%     0.55%      9.37%
   Select Reserve                                    16,302  16.78     273,495    0.38%     0.40%      9.54%
VALIC Company I Money Market I Fund
   Platinum Investor                                201,624  11.24   2,267,051    5.17%     1.35%      3.22%
   Platinum Investor Immediate VA                        --  10.66          --    0.00%     0.55%      4.05%
   Select Reserve                                   887,949   6.25   5,551,833    4.51%     0.40%      4.20%
VALIC Company I Nasdaq-100 Index Fund
   Platinum Investor                                 73,708   4.97     366,351    0.06%     1.35%      5.23%
   Platinum Investor Immediate VA                        --  11.87          --    0.00%     0.55%      6.08%
VALIC Company I Science & Technology Fund
   Platinum Investor                                 71,722   4.10     294,097    0.00%     1.35%      4.43%
   Platinum Investor Immediate VA                        --  11.36          --    0.00%     0.55%      5.27%
VALIC Company I Small Cap Index Fund
   Platinum Investor                                 48,188  15.47     745,538    0.31%     1.35%     16.48%
   Platinum Investor Immediate VA                        --  13.98          --    0.00%     0.55%     17.42%
VALIC Company I Social Awareness Fund
   VAriety Plus                                         838   3.90       3,270    0.73%     1.55%     13.75%
VALIC Company I Stock Index Fund
   Platinum Investor                                451,967  10.49   4,743,321    0.72%     1.35%     13.86%
   Platinum Investor Immediate VA                        --  12.87          --    0.00%     0.55%     14.78%
   Select Reserve                                    42,638  11.42     486,792    0.73%     0.40%     14.95%
   VAriety Plus                                      28,656   5.03     144,140    0.63%     1.55%     13.64%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                     Investment
                                                                 Unit                  Income    Expense    Total
Divisions                                               Units    Value   Net Assets  Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------- ---------- ------ ------------ ---------- --------- ----------
Van Kampen Comstock Fund
   Other Contracts                                       157,068 $35.30 $  5,543,855    2.02%     0.75%     15.20%
Van Kampen Corporate Bond Fund
   Other Contracts                                        20,882   7.08      147,920    3.41%     0.75%      3.08%
Van Kampen High Yield Fund
   Other Contracts                                       719,363   6.08    4,374,187    6.48%     0.75%      7.45%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                           468,303  17.41    8,154,865    0.46%     1.40%      5.59%
   Other Contracts (Deferred Load, Non-Qualified)        666,481   6.71    4,475,082    0.40%     1.25%      5.75%
   Other Contracts (Non-Qualified)                        76,465   7.55      577,655    0.40%     0.75%      6.28%
   VAriety Plus                                          187,705   3.37      633,440    0.42%     1.55%      5.44%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                           346,226  13.00    4,500,338    4.78%     1.40%      1.91%
   Other Contracts (Deferred Load, Non-Qualified)        321,385   4.51    1,449,706    4.53%     1.25%      2.06%
   Other Contracts (Deferred Load, Qualified)              4,179   4.76       19,911    4.53%     1.25%      2.06%
   Other Contracts (Non-Qualified)                        73,361   5.19      380,858    4.53%     0.75%      2.57%
   VAriety Plus                                           75,436   2.55      192,270    4.39%     1.55%      1.75%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                         2,931,847  12.63   37,023,531    1.22%     1.40%     14.62%
   Platinum Investor                                      92,535  14.62    1,352,494    1.24%     1.35%     14.68%
   Platinum Investor Immediate VA                             --  14.09           --    2.43%     0.55%     15.60%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                           313,943   9.38    2,945,338    3.25%     1.40%      2.97%
   Other Contracts (Deferred Load, Non-Qualified)        410,534   2.71    1,110,670    4.21%     1.25%      3.12%
   Other Contracts (Non-Qualified)                       122,325   3.05      373,164    4.21%     0.75%      3.64%
Van Kampen LIT Strategic Growth Portfolio - Class I *
   GENERATIONS                                           843,905  12.38   10,448,335    0.00%     1.40%      1.43%
Van Kampen Reserve Fund
   Other Contracts                                        58,501   4.35      254,712    4.05%     0.75%      3.37%
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                             --  11.89           --   14.77%     0.55%      7.68%
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                             --  18.59           --    4.75%     0.55%     34.19%
WM VT Balanced Portfolio
   WM Advantage                                       11,516,529   1.53   17,601,885    2.07%     1.40%      9.07%
   WM Strategic Asset Manager                         19,470,713   9.97  194,080,268    2.15%     1.40%      9.07%
WM VT Conservative Balanced Portfolio
   WM Advantage                                          270,775   1.38      373,663    2.72%     1.40%      7.32%
   WM Strategic Asset Manager                          1,493,185   7.20   10,745,600    2.64%     1.40%      7.32%
WM VT Conservative Growth Portfolio
   WM Advantage                                       12,969,304   1.51   19,592,313    1.53%     1.40%     10.64%
   WM Strategic Asset Manager                         12,615,027  10.53  132,779,618    1.58%     1.40%     10.64%
WM VT Equity Income Fund
   WM Advantage                                          788,876   2.07    1,633,682    1.83%     1.40%     16.53%
   WM Strategic Asset Manager                          2,465,206  10.45   25,759,147    1.74%     1.40%     16.53%
WM VT Flexible Income Portfolio
   WM Advantage                                          881,583   1.38    1,219,226    4.50%     1.40%      5.36%
   WM Strategic Asset Manager                          3,943,217   8.23   32,438,902    4.07%     1.40%      5.36%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                   Investment
                                                Unit                 Income    Expense    Total
Divisions                               Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
------------------------------------- --------- ------ ----------- ---------- --------- ----------
WM VT Growth & Income Fund
   WM Advantage                       3,891,950 $ 2.96 $11,507,229    1.43%     1.40%     10.32%
   WM Strategic Asset Manager         3,185,003   6.92  22,055,921    1.48%     1.40%     10.32%
WM VT Growth Fund
   WM Advantage                       4,920,948   3.16  15,531,819    0.11%     1.40%      3.48%
   WM Strategic Asset Manager         2,464,322   6.90  17,008,754    0.12%     1.40%      3.48%
WM VT Income Fund
   WM Advantage                       4,103,763   1.91   7,832,245    5.75%     1.40%      3.45%
   WM Strategic Asset Manager         1,060,957   7.31   7,755,463    5.90%     1.40%      3.45%
WM VT International Growth Fund
   WM Advantage                       2,854,402   2.08   5,937,296    1.44%     1.40%     18.87%
   WM Strategic Asset Manager           458,616   7.44   3,413,400    1.52%     1.40%     18.87%
WM VT Mid Cap Stock Fund
   WM Advantage                         462,219   2.08     962,766    1.70%     1.40%     15.26%
   WM Strategic Asset Manager           599,565  10.41   6,244,219    1.78%     1.40%     15.26%
WM VT Money Market Fund
   WM Advantage                       1,179,344   1.34   1,576,493    4.39%     1.40%      2.91%
   WM Strategic Asset Manager         1,276,306   5.95   7,597,960    3.70%     1.40%      2.91%
WM VT Short Term Income Fund
   WM Advantage                       2,358,215   1.51   3,565,409    4.38%     1.40%      3.14%
   WM Strategic Asset Manager           270,706   6.71   1,816,608    4.44%     1.40%      3.14%
WM VT Small Cap Growth Fund
   WM Advantage                       2,668,182   2.03   5,425,768    0.00%     1.40%      5.34%
   WM Strategic Asset Manager           477,041   6.25   2,981,277    0.00%     1.40%      5.34%
WM VT Strategic Growth Portfolio
   WM Advantage                         612,372   1.42     870,067    1.08%     1.40%     11.49%
   WM Strategic Asset Manager         4,197,173  11.46  48,092,536    1.09%     1.40%     11.49%
WM VT U.S. Government Securities Fund
   WM Advantage                       3,672,369   1.68   6,155,578    4.61%     1.40%      3.01%
   WM Strategic Asset Manager         1,358,726   6.74   9,159,888    5.04%     1.40%      3.01%
WM VT West Coast Equity Fund
   WM Advantage                         605,713   1.82   1,104,647    0.50%     1.40%     10.48%
   WM Strategic Asset Manager         1,718,444  11.79  20,268,636    0.53%     1.40%     10.48%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                                              Investment Expense Total
                                                                            Unit                Income    Ratio  Return
Divisions                                                            Units  Value  Net Assets Ratio (a)    (b)    (c)
------------------------------------------------------------------- ------- ------ ---------- ---------- ------- ------
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                                200,774 $12.21 $2,450,750    0.60%    1.35%  16.35%
   Platinum Investor Immediate VA                                        15  13.79        210    0.67%    0.55%  17.28%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                                789,143   7.79  6,150,190    0.73%    1.35%   4.24%
   Platinum Investor Immediate VA                                        15  11.11        169    0.85%    0.55%   5.08%
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor Immediate VA                                        15  12.17        180    0.00%    0.55%  13.82%
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA                                        15  12.28        179    0.00%    0.55%   9.22%
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA                                        15  10.62        163    4.56%    0.55%   1.01%
American Century VP Value Fund - Class I
   Platinum Investor                                                175,302  15.37  2,694,140    0.92%    1.35%   3.63%
   Platinum Investor Immediate VA                                        15  11.33        172    0.96%    0.55%   4.46%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                                 82,085   7.66    628,731    0.00%    1.35%  -3.98%
   Platinum Investor Immediate VA                                        15  10.34        154    0.00%    0.55%  -3.21%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                                 84,528  12.77  1,079,529    0.03%    1.35%   7.71%
   Platinum Investor Immediate VA                                        15  12.30        184    0.03%    0.55%   8.57%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
   Platinum Investor                                                296,857   7.41  2,200,322    0.00%    1.35%   2.23%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                                263,139  13.66  3,594,777    0.00%    1.35%   4.39%
   Platinum Investor Immediate VA                                        15  11.48        173    0.00%    0.55%   5.22%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                                415,514  13.39  5,563,332    3.60%    1.35%   1.11%
   Platinum Investor Immediate VA                                        15  10.76        165    3.79%    0.55%   1.92%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                   766,976   7.02  5,387,853    5.78%    0.40%   1.07%
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                                        --   7.61         --    0.00%    0.40%  -1.95%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                      41,319   3.02    124,771    2.48%    1.55%   2.45%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                                104,375  10.16  1,060,848    2.53%    1.35%   2.39%
   Platinum Investor Immediate VA                                        15  10.77        164    2.77%    0.55%   3.21%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                                296,415  12.20  3,617,040    0.12%    1.35%  15.09%
   Platinum Investor Immediate VA                                        15  12.85        193    0.14%    0.55%  16.01%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                                324,989  11.32  3,678,950    1.49%    1.35%   4.16%
   Platinum Investor Immediate VA                                        15  11.42        173    1.58%    0.55%   4.99%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                                356,109   6.90  2,455,781    0.28%    1.35%   4.09%
   Platinum Investor Immediate VA                                        15  10.93        163    0.30%    0.55%   4.93%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                                                 Investment Expense Total
                                                                               Unit                Income    Ratio  Return
Divisions                                                               Units  Value  Net Assets Ratio (a)    (b)    (c)
---------------------------------------------------------------------  ------- ------ ---------- ---------- ------- ------
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                         24,000 $ 3.06 $   73,329    1.83%    1.55%   3.22%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                                           15  14.16        213    0.00%    0.55%  17.37%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                         11,906   2.81     33,413    0.66%    1.55%  17.22%
Franklin Templeton Franklin Small Cap Value Securities Fund - Class 2
   Platinum Investor Immediate VA                                           15  12.48        188    0.84%    0.55%   8.17%
Franklin Templeton Franklin U.S. Government Fund - Class 2
   Platinum Investor Immediate VA                                           15  10.53        161    4.81%    0.55%   1.84%
Franklin Templeton Mutual Shares Securities Fund - Class 2
   Platinum Investor Immediate VA                                           15  12.09        183    0.99%    0.55%   9.95%
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                                   138,882  11.72  1,628,330    1.20%    1.35%   8.70%
   Platinum Investor Immediate VA                                           15  12.60        191    1.28%    0.55%   9.57%
Franklin Templeton Templeton Global Asset Allocation Fund - Class 2
   Platinum Investor                                                   149,816  13.34  1,998,242    3.78%    1.35%   2.17%
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                                    16,879   9.17    154,830    0.14%    1.35%   1.57%
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                                    50,477  10.02    505,678    1.01%    1.35%  30.18%
   Platinum Investor Immediate VA                                           15  15.91        240    1.12%    0.55%  31.22%
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                                   153,369   5.72    877,861    0.00%    1.35%  10.53%
   Platinum Investor Immediate VA                                           15  12.70        190    0.00%    0.55%  11.41%
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                                    79,130   6.60    522,124    1.03%    1.35%   4.16%
   Platinum Investor Immediate VA                                           15  11.36        173    1.30%    0.55%   4.99%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                                           15  12.32        187    0.21%    0.55%   8.61%
JPMorgan Small Company Portfolio
   Platinum Investor                                                    38,931  11.36    442,073    0.00%    1.35%   2.03%
   Platinum Investor Immediate VA                                           15  12.28        182    0.00%    0.55%   2.85%
LEVCO Equity Value Fund
   Select Reserve                                                        5,749   7.22     41,488    0.09%    0.40%   8.11%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                                   225,387   6.53  1,471,762    0.76%    1.35%   0.33%
   Platinum Investor Immediate VA                                           15  11.16        168    0.82%    0.55%   1.13%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                                   530,893   8.75  4,647,795    0.00%    1.35%   7.73%
   Platinum Investor Immediate VA                                           15  11.90        180    0.00%    0.55%   8.59%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                                    80,884   8.49    686,735    0.00%    1.35%   3.84%
   Platinum Investor Immediate VA                                           15  11.32        171    0.00%    0.55%   4.67%
MFS VIT Research Series - Initial Class
   Platinum Investor                                                   123,440   7.78    959,855    0.46%    1.35%   6.36%
   Platinum Investor Immediate VA                                           15  12.01        182    0.52%    0.55%   7.21%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                                                 Investment Expense Total
                                                                               Unit                Income    Ratio  Return
Divisions                                                               Units  Value  Net Assets Ratio (a)    (b)    (c)
---------------------------------------------------------------------  ------- ------ ---------- ---------- ------- ------
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                          3,488 $ 2.52 $    8,784    0.84%    1.55%   7.51%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                                   124,785   7.00    873,162    0.00%    1.35%  12.22%
   Platinum Investor Immediate VA                                           15  12.69        190    0.00%    0.55%  13.12%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                                             --   2.98         --    0.00%    1.55%  16.24%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                           15  11.29        173    1.93%    0.55%   3.32%
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                           15  13.33        202    1.09%    0.55%  13.68%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                                   272,974  14.99  4,090,747    2.79%    1.35%   0.73%
   Platinum Investor Immediate VA                                           15  10.84        167    2.98%    0.55%   1.53%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                                   112,399  10.93  1,228,529    2.75%    1.35%   1.13%
   Platinum Investor Immediate VA                                           15  10.27        158    2.79%    0.55%   1.94%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                                   292,287  12.84  3,752,800    3.38%    1.35%   1.08%
   Platinum Investor Immediate VA                                           15  10.67        164    3.56%    0.55%   1.89%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                                   158,465  10.70  1,695,800    1.27%    1.35%   4.75%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                                   227,918  10.82  2,465,661    0.00%    1.35%   5.26%
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                                           15  11.07        170    8.07%    0.55%   2.49%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                                   253,973  10.65  2,704,763    1.58%    1.35%   3.82%
   Platinum Investor Immediate VA                                           15  11.28        173    1.70%    0.55%   4.65%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                                    68,283  12.62    862,046    0.80%    1.35%  12.57%
   Platinum Investor Immediate VA                                           15  13.14        200    0.92%    0.55%  13.48%
Royce Small-Cap Portfolio
   Select Reserve                                                      112,695  13.43  1,514,045    0.00%    0.40%   8.13%
SunAmerica Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                                           15  12.29        184    0.00%    0.55%   8.14%
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                                           15  10.77        165    2.49%    0.55%   1.34%
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                                         340,531   7.61  2,592,775    3.36%    1.40%   2.77%
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                                         313,888   7.78  2,442,958    0.37%    1.40%  32.00%
UIF Equity Growth Portfolio - Class I Shares
   GENERATIONS                                                         962,972   7.82  7,526,085    0.47%    1.40%  14.11%
   Platinum Investor                                                   162,385  10.11  1,641,901    0.47%    1.35%  14.16%
   Platinum Investor Immediate VA                                           15  12.25        187    0.48%    0.55%  15.08%
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                                         591,614   8.32  4,925,118    0.97%    1.40%   4.36%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                                                    Investment Expense Total
                                                                                 Unit                 Income    Ratio  Return
Divisions                                                                Units   Value  Net Assets  Ratio (a)    (b)    (c)
---------------------------------------------------------------------  --------- ------ ----------- ---------- ------- ------
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                                           516,940 $ 6.16 $ 3,185,569    7.22%    1.40%  -0.34%
   Platinum Investor                                                     119,393  10.50   1,253,617    7.32%    1.35%  -0.29%
   Platinum Investor Immediate VA                                             15  10.92         167    7.55%    0.55%   0.50%
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                                           531,709   6.34   3,368,662    1.13%    1.40%   9.53%
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                                           998,330  11.53  11,507,341    0.31%    1.40%  10.75%
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                                           193,099  20.89   4,033,782    1.18%    1.40%  15.43%
UIF Value Portfolio - Class I Shares
   GENERATIONS                                                         1,135,936   8.19   9,305,629    1.30%    1.40%   3.11%
VALIC Company I Blue Chip Growth Fund
   Select Reserve                                                         10,893  11.23     122,382    0.17%    0.40%   5.48%
VALIC Company I Health Sciences Fund
   Select Reserve                                                          6,262  12.12      75,883    0.00%    0.40%  12.58%
VALIC Company I Income & Growth Fund
   Select Reserve                                                          4,702  11.46      53,905    1.88%    0.40%   4.14%
VALIC Company I International Equities Fund
   Platinum Investor                                                      80,670  10.38     837,658    1.64%    1.35%  15.42%
   Platinum Investor Immediate VA                                             15  13.23         203    1.84%    0.55%  16.34%
   Select Reserve                                                         24,224  11.27     272,893    1.81%    0.40%  16.52%
   VAriety Plus                                                           16,649   1.50      24,940    1.70%    1.55%  15.19%
VALIC Company I Mid Cap Index Fund
   Platinum Investor                                                     319,472  17.55   5,607,049    0.98%    1.35%  10.70%
   Platinum Investor Immediate VA                                             15  12.50         190    1.06%    0.55%  11.58%
   Select Reserve                                                         26,207  15.32     401,388    1.19%    0.40%  11.75%
VALIC Company I Money Market I Fund
   Platinum Investor                                                     228,434  10.89   2,488,367    2.88%    1.35%   1.35%
   Select Reserve                                                        878,323   6.00   5,270,144    2.60%    0.40%   2.32%
VALIC Company I Nasdaq-100 Index Fund
   Platinum Investor                                                     126,804   4.72     598,917    0.13%    1.35%  -0.11%
   Platinum Investor Immediate VA                                             15  11.19         166    0.14%    0.55%   0.69%
VALIC Company I Science & Technology Fund
   Platinum Investor                                                     103,739   3.93     407,328    0.00%    1.35%   1.95%
   Platinum Investor Immediate VA                                             15  10.79         161    0.00%    0.55%   2.76%
VALIC Company I Small Cap Index Fund
   Platinum Investor                                                      72,861  13.28     967,745    0.84%    1.35%   2.87%
   Platinum Investor Immediate VA                                             15  11.90         177    0.98%    0.55%   3.70%
VALIC Company I Social Awareness Fund
   VAriety Plus                                                              838   3.43       2,877    1.17%    1.55%   2.47%
VALIC Company I Stock Index Fund
   Platinum Investor                                                     665,355   9.22   6,132,525    1.46%    1.35%   3.16%
   Platinum Investor Immediate VA                                             15  11.21         172    1.58%    0.55%   3.99%
   Select Reserve                                                         60,862   9.93     604,481    1.47%    0.40%   4.14%
   VAriety Plus                                                           52,187   4.43     231,000    1.48%    1.55%   2.96%
Van Kampen Comstock Fund
   Other Contracts                                                       172,098  30.64   5,272,945    1.69%    0.75%   3.42%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                                                      Investment Expense Total
                                                                                  Unit                  Income    Ratio  Return
Divisions                                                                Units    Value   Net Assets  Ratio (a)    (b)    (c)
---------------------------------------------------------------------  ---------- ------ ------------ ---------- ------- ------
Van Kampen Corporate Bond Fund
   Other Contracts                                                         44,735 $ 6.87 $    307,396    4.68%    0.75%   1.69%
Van Kampen High Yield Fund
   Other Contracts                                                        979,118   5.66    5,541,048    7.35%    0.75%   0.52%
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                                          1,145,132  12.21   13,977,951    0.27%    1.40%   6.44%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                                            669,685  16.49   11,043,888    0.76%    1.40%   6.65%
   Other Contracts (Deferred Load, Non-Qualified)                         782,241   6.35    4,966,677    0.71%    1.25%   6.81%
   Other Contracts (Deferred Load, Qualified)                                  --   6.31           --    0.71%    1.25%   6.81%
   Other Contracts (Non-Qualified)                                         85,430   7.11      607,240    0.71%    0.75%   7.34%
   VAriety Plus                                                           198,357   3.20      634,874    0.70%    1.55%   6.49%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                                            443,927  12.76    5,662,366    4.37%    1.40%   2.10%
   Other Contracts (Deferred Load, Non-Qualified)                         337,054   4.42    1,489,718    4.14%    1.25%   2.25%
   Other Contracts (Deferred Load, Qualified)                               4,921   4.67       22,975    4.14%    1.25%   2.26%
   Other Contracts (Non-Qualified)                                         83,341   5.06      421,837    4.14%    0.75%   2.77%
   VAriety Plus                                                            75,733   2.50      189,701    3.58%    1.55%   1.95%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                                          3,811,200  11.02   41,987,846    1.17%    1.40%   8.46%
   Platinum Investor                                                      151,978  12.74    1,936,953    1.15%    1.35%   8.52%
   Platinum Investor Immediate VA                                              15  12.19          186    1.22%    0.55%   9.38%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                                            161,993   9.11    1,475,955    2.44%    1.40%   1.26%
   Other Contracts (Deferred Load, Non-Qualified)                         465,982   2.62    1,222,497    2.72%    1.25%   1.41%
   Other Contracts (Deferred Load, Qualified)                                  --   2.62           --    2.72%    1.25%   1.41%
   Other Contracts (Non-Qualified)                                        133,316   2.94      392,415    2.72%    0.75%   1.92%
Van Kampen Reserve Fund
   Other Contracts                                                         64,470   4.21      271,546    2.25%    0.75%   1.53%
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                                              15  11.04          169    8.14%    0.55%   2.19%
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                                              16  13.85          215    3.09%    0.55%  11.22%
WM VT Balanced Portfolio
   WM Advantage                                                        13,473,636   1.40   18,880,041    1.92%    1.40%   4.54%
   WM Strategic Asset Manager                                          24,705,106   9.14  225,771,616    1.87%    1.40%   4.54%
WM VT Conservative Balanced Portfolio
   WM Advantage                                                           288,776   1.29      371,321    2.25%    1.40%   3.14%
   WM Strategic Asset Manager                                           1,931,866   6.71   12,954,219    2.29%    1.40%   3.14%
WM VT Conservative Growth Portfolio
   WM Advantage                                                        15,531,551   1.37   21,205,847    1.19%    1.40%   5.55%
   WM Strategic Asset Manager                                          16,108,452   9.51  153,239,074    1.25%    1.40%   5.55%
WM VT Equity Income Fund
   WM Advantage                                                           979,696   1.78    1,741,099    1.60%    1.40%   8.74%
   WM Strategic Asset Manager                                           2,685,742   8.97   24,083,259    1.60%    1.40%   8.74%
WM VT Flexible Income Portfolio
   WM Advantage                                                         1,278,514   1.31    1,678,211    3.29%    1.40%   1.98%
   WM Strategic Asset Manager                                           5,803,431   7.81   45,312,895    3.37%    1.40%   1.98%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                                                    Investment Expense Total
                                                                                 Unit                 Income    Ratio  Return
Divisions                                                                Units   Value  Net Assets  Ratio (a)    (b)    (c)
---------------------------------------------------------------------  --------- ------ ----------- ---------- ------- ------
WM VT Growth & Income Fund
   WM Advantage                                                        4,632,598 $ 2.68 $12,416,173    1.22%    1.40%   1.87%
   WM Strategic Asset Manager                                          4,258,719   6.28  26,733,524    1.21%    1.40%   1.87%
WM VT Growth Fund
   WM Advantage                                                        6,008,681   3.05  18,326,386    0.54%    1.40%   5.92%
   WM Strategic Asset Manager                                          3,259,242   6.67  21,737,762    0.52%    1.40%   5.92%
WM VT Income Fund
   WM Advantage                                                        4,965,639   1.84   9,161,455    5.88%    1.40%   0.98%
   WM Strategic Asset Manager                                          1,403,063   7.07   9,914,583    5.67%    1.40%   0.98%
WM VT International Growth Fund
   WM Advantage                                                        3,210,892   1.75   5,618,477    1.53%    1.40%  16.23%
   WM Strategic Asset Manager                                            518,465   6.26   3,246,202    1.50%    1.40%  16.23%
WM VT Mid Cap Stock Fund
   WM Advantage                                                          502,105   1.81     907,408    0.47%    1.40%  11.82%
   WM Strategic Asset Manager                                            674,912   9.04   6,098,498    0.45%    1.40%  11.82%
WM VT Money Market Fund
   WM Advantage                                                        1,104,687   1.30   1,434,891    2.66%    1.40%   1.16%
   WM Strategic Asset Manager                                          1,204,188   5.78   6,965,659    2.50%    1.40%   1.16%
WM VT Short Term Income Fund
   WM Advantage                                                        2,811,489   1.47   4,121,263    3.88%    1.40%   0.23%
   WM Strategic Asset Manager                                            431,283   6.51   2,806,059    3.63%    1.40%   0.23%
WM VT Small Cap Growth Fund
   WM Advantage                                                        3,235,146   1.93   6,245,387    0.00%    1.40%  -3.09%
   WM Strategic Asset Manager                                            585,522   5.93   3,473,852    0.00%    1.40%  -3.09%
WM VT Strategic Growth Portfolio
   WM Advantage                                                          693,922   1.27     884,329    0.61%    1.40%   6.22%
   WM Strategic Asset Manager                                          5,446,225  10.28  55,973,253    0.65%    1.40%   6.22%
WM VT U.S. Government Securities Fund
   WM Advantage                                                        4,247,688   1.63   6,912,207    4.39%    1.40%   0.85%
   WM Strategic Asset Manager                                          1,909,404   6.54  12,496,759    4.37%    1.40%   0.85%
WM VT West Coast Equity Fund
   WM Advantage                                                          692,401   1.65   1,143,012    0.78%    1.40%   7.07%
   WM Strategic Asset Manager                                          2,054,268  10.68  21,932,198    0.70%    1.40%   7.07%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                                   Investment Expense Total
                                                                                 Unit                Income    Ratio  Return
Divisions                                                                Units   Value  Net Assets Ratio (a)    (b)    (c)
---------------------------------------------------------------------  --------- ------ ---------- ---------- ------- ------
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                                     247,852 $10.49 $2,600,236    0.60%    1.35%  22.34%
   Platinum Investor Immediate VA                                             19  11.75        229    1.17%    0.55%  17.55%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                                   1,057,615   7.48  7,907,100    0.43%    1.35%   4.35%
   Platinum Investor Immediate VA                                             19  10.57        206    0.90%    0.55%   5.72%
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor Immediate VA                                             19  10.69        202    0.00%    0.55%   6.90%
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA                                             19  11.24        210    0.00%    0.55%  12.40%
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA                                             20  10.51        206    3.28%    0.55%   5.11%
American Century VP Value Fund - Class I
   Platinum Investor                                                     184,061  14.83  2,729,694    0.94%    1.35%  12.80%
   Platinum Investor Immediate VA                                             19  10.84        211    0.00%    0.55%   8.43%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                                      95,170   7.98    759,174    0.00%    1.35%   9.38%
   Platinum Investor Immediate VA                                             19  10.68        204    0.00%    0.55%   6.81%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                                      99,517  11.86  1,179,958    0.36%    1.35%  12.94%
   Platinum Investor Immediate VA                                             19  11.33        218    0.71%    0.55%  13.26%
Dreyfus Socially Responsible Growth Fund - Initial Shares
   Platinum Investor                                                     431,982   7.25  3,132,033    0.36%    1.35%   4.79%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                                     354,417  13.09  4,638,295    0.18%    1.35%   9.85%
   Platinum Investor Immediate VA                                             19  10.91        210    0.38%    0.55%   9.09%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                                     527,122  13.24  6,980,308    3.95%    1.35%   1.98%
   Platinum Investor Immediate VA                                             20  10.55        207    4.93%    0.55%   5.55%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                        815,171   6.95  5,665,554    5.48%    0.40%   8.25%
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                                          4,473   7.77     34,740    8.87%    0.40%   7.98%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                           49,298   2.95    145,308    2.65%    1.55%   3.85%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                                     118,686   9.93  1,178,113    2.47%    1.35%   3.77%
   Platinum Investor Immediate VA                                             20  10.44        204    0.00%    0.55%   4.39%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                                     355,870  10.60  3,773,254    0.20%    1.35%  13.62%
   Platinum Investor Immediate VA                                             19  11.08        214    0.00%    0.55%  10.77%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                                     378,077  10.87  4,109,039    1.43%    1.35%   9.74%
   Platinum Investor Immediate VA                                             19  10.87        211    0.00%    0.55%   8.73%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                                     404,714   6.63  2,681,261    0.14%    1.35%   1.74%
   Platinum Investor Immediate VA                                             19  10.41        200    0.00%    0.55%   4.13%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                                 Investment Expense Total
                                                                               Unit                Income    Ratio  Return
Divisions                                                               Units  Value  Net Assets Ratio (a)    (b)    (c)
---------------------------------------------------------------------  ------- ------ ---------- ---------- ------- ------
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                         27,885 $ 2.96 $   82,545    1.27%    1.55%   8.91%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                                           19  12.07        232    0.00%    0.55%  20.68%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                         14,268   2.39     34,161    1.09%    1.55%  11.89%
Franklin Templeton Franklin Small Cap Value Securities Fund - Class 2
   Platinum Investor Immediate VA                                           19  11.54        223    0.00%    0.55%  15.39%
Franklin Templeton Franklin U.S. Government Fund - Class 2
   Platinum Investor Immediate VA                                           20  10.34        202    0.00%    0.55%   3.38%
Franklin Templeton Mutual Shares Securities Fund - Class 2
   Platinum Investor Immediate VA                                           19  11.00        214    0.00%    0.55%  10.00%
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                                   178,423  10.79  1,924,576    1.05%    1.35%  16.94%
   Platinum Investor Immediate VA                                           19  11.50        223    0.00%    0.55%  14.98%
Franklin Templeton Templeton Global Asset Allocation Fund - Class 2
   Platinum Investor                                                   159,471  13.05  2,081,861    2.68%    1.35%  14.17%
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                                    20,023   9.03    180,833    0.68%    1.35%   7.62%
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                                    51,190   7.70    393,944    0.82%    1.35%  17.10%
   Platinum Investor Immediate VA                                           19  12.13        235    0.67%    0.55%  21.26%
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                                   194,236   5.18  1,005,860    0.00%    1.35%  18.86%
   Platinum Investor Immediate VA                                           19  11.40        219    0.00%    0.55%  13.96%
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                                   116,913   6.34    740,654    0.87%    1.35%   3.13%
   Platinum Investor Immediate VA                                           20  10.82        211    1.09%    0.55%   8.19%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                                           19  11.34        220    0.00%    0.55%  13.41%
JPMorgan Small Company Portfolio
   Platinum Investor                                                    40,293  11.13    448,424    0.00%    1.35%  25.47%
   Platinum Investor Immediate VA                                           19  11.94        228    0.00%    0.55%  19.39%
LEVCO Equity Value Fund
   Select Reserve                                                        9,836   6.67     65,653    1.84%    0.40%  13.31%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                                   269,897   6.51  1,756,685    0.35%    1.35%  10.96%
   Platinum Investor Immediate VA                                           19  11.03        214    0.00%    0.55%  10.33%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                                   709,358   8.13  5,764,601    0.00%    1.35%  11.44%
   Platinum Investor Immediate VA                                           19  10.96        212    0.00%    0.55%   9.58%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                                    97,963   8.18    800,994    0.00%    1.35%   5.09%
   Platinum Investor Immediate VA                                           19  10.81        207    0.00%    0.55%   8.12%
MFS VIT Research Series - Initial Class
   Platinum Investor                                                   133,379   7.31    975,133    1.05%    1.35%  14.30%
   Platinum Investor Immediate VA                                           19  11.21        217    0.00%    0.55%  12.06%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                                 Investment Expense Total
                                                                               Unit                Income    Ratio  Return
Divisions                                                               Units  Value  Net Assets Ratio (a)    (b)    (c)
---------------------------------------------------------------------  ------- ------ ---------- ---------- ------- ------
Navellier Growth Portfolio
   Select Reserve                                                           -- $ 6.27 $       --    0.00%    0.40%  -8.77%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                          4,606   2.34     10,790    1.20%    1.55%   7.63%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                                   133,993   6.24    835,491    0.00%    1.35%  14.75%
   Platinum Investor Immediate VA                                           19  11.21        213    0.00%    0.55%  12.15%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                                          1,143   2.56      2,930    0.01%    1.55%  17.15%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                           20  10.93        213    0.00%    0.55%   9.27%
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                           19  11.73        226    0.00%    0.55%  17.28%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                                   313,664  14.88  4,666,568    0.97%    1.35%   7.46%
   Platinum Investor Immediate VA                                           20  10.67        210    1.37%    0.55%   6.75%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                                   117,669  10.81  1,271,751    1.24%    1.35%  -0.06%
   Platinum Investor Immediate VA                                           20  10.08        197    1.67%    0.55%   0.76%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                                   334,567  12.70  4,249,720    1.85%    1.35%   3.49%
   Platinum Investor Immediate VA                                           20  10.47        205    1.92%    0.55%   4.68%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                                   208,364  10.22  2,128,595    0.00%    1.35%   2.16%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                                   314,562  10.28  3,232,917    0.00%    1.35%   2.78%
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                                           20  10.80        211    0.00%    0.55%   8.00%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                                   281,598  10.26  2,888,580    1.53%    1.35%   9.62%
   Platinum Investor Immediate VA                                           19  10.78        210    0.00%    0.55%   7.76%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                                    63,549  11.21    712,657    1.10%    1.35%  19.36%
   Platinum Investor Immediate VA                                           19  11.58        225    0.00%    0.55%  15.78%
Royce Small-Cap Portfolio
   Select Reserve                                                       84,549  12.43  1,050,523    0.00%    0.40%  24.45%
Safeco RST Core Equity Portfolio
   Platinum Investor                                                        --   7.33         --    1.96%    1.35%   4.00%
Safeco RST Growth Opportunities Portfolio
   Platinum Investor                                                        --  12.85         --    0.00%    1.35%  17.43%
SunAmerica Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                                           19  11.36        216    0.00%    0.55%  13.64%
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                                           20  10.63        207    2.93%    0.55%   6.29%
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                                         469,484   7.41  3,478,305    3.63%    1.40%   2.92%
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                                         367,533   5.90  2,167,044    0.65%    1.40%  21.40%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                                    Investment Expense Total
                                                                                 Unit                 Income    Ratio  Return
Divisions                                                                Units   Value  Net Assets  Ratio (a)    (b)    (c)
---------------------------------------------------------------------  --------- ------ ----------- ---------- ------- ------
UIF Equity Growth Portfolio - Class I Shares
   GENERATIONS                                                         1,301,230 $ 6.85 $ 8,912,553    0.17%    1.40%   6.27%
   Platinum Investor                                                     251,382   8.86   2,226,436    0.17%    1.35%   6.33%
   Platinum Investor Immediate VA                                             19  10.64         206    0.32%    0.55%   6.43%
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                                           771,775   7.98   6,156,289    0.74%    1.40%  11.96%
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                                           707,187   6.18   4,372,988    6.13%    1.40%   7.96%
   Platinum Investor                                                     140,367  10.53   1,478,195    6.17%    1.35%   8.02%
   Platinum Investor Immediate VA                                             20  10.86         212   11.53%    0.55%   8.61%
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                                           685,072   5.78   3,962,697    2.79%    1.40%  15.76%
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                                         1,323,508  10.41  13,774,539    0.02%    1.40%  13.00%
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                                           271,296  18.10   4,909,743    1.60%    1.40%  34.50%
UIF Value Portfolio - Class I Shares
   GENERATIONS                                                         1,476,511   7.94  11,730,389    0.97%    1.40%  16.20%
VALIC Company I Blue Chip Growth Fund
   Select Reserve                                                          8,660  10.65      92,226    0.68%    0.40%   6.50%
VALIC Company I Health Sciences Fund
   Select Reserve                                                          6,632  10.76      71,393    0.00%    0.40%   7.65%
VALIC Company I Income & Growth Fund
   Select Reserve                                                          4,702  11.01      51,761    2.00%    0.40%  10.07%
VALIC Company I International Equities Fund
   Platinum Investor                                                      90,929   9.00     818,047    1.35%    1.35%  16.28%
   Platinum Investor Immediate VA                                             20  11.38         222    0.93%    0.55%  13.75%
   Select Reserve                                                         19,493   9.67     188,463    1.25%    0.40%  17.39%
   VAriety Plus                                                           16,693   1.30      21,708    1.41%    1.55%  16.04%
VALIC Company I Mid Cap Index Fund
   Platinum Investor                                                     400,742  15.86   6,353,763    0.81%    1.35%  14.49%
   Platinum Investor Immediate VA                                             19  11.20         216    0.68%    0.55%  12.03%
   Select Reserve                                                         18,116  13.71     248,297    0.89%    0.40%  15.58%
VALIC Company I Money Market I Fund
   Platinum Investor                                                     265,990  10.75   2,858,757    0.79%    1.35%  -0.55%
   Platinum Investor Immediate VA                                             --  10.03          --    0.00%    0.55%   0.32%
   Select Reserve                                                        996,460   5.86   5,843,492    0.84%    0.40%   0.40%
VALIC Company I Nasdaq-100 Index Fund
   Platinum Investor                                                     177,381   4.73     838,724    0.49%    1.35%   8.58%
   Platinum Investor Immediate VA                                             19  11.11         211    1.06%    0.55%  11.13%
VALIC Company I Science & Technology Fund
   Platinum Investor                                                     140,172   3.85     539,876    0.00%    1.35%  -0.56%
   Platinum Investor Immediate VA                                             19  10.50         199    0.00%    0.55%   5.00%
VALIC Company I Small Cap Index Fund
   Platinum Investor                                                      81,803  12.91   1,056,149    0.81%    1.35%  16.31%
   Platinum Investor Immediate VA                                             19  11.48         217    0.67%    0.55%  14.80%
VALIC Company I Social Awareness Fund
   VAriety Plus                                                              839   3.35       2,810    1.20%    1.55%   8.89%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                                      Investment Expense Total
                                                                                  Unit                  Income    Ratio  Return
Divisions                                                                Units    Value   Net Assets  Ratio (a)    (b)    (c)
---------------------------------------------------------------------  ---------- ------ ------------ ---------- ------- ------
VALIC Company I Stock Index Fund
   Platinum Investor                                                      908,753 $ 8.93 $  8,119,171    1.54%    1.35%   9.03%
   Platinum Investor Immediate VA                                              19  10.78          210    1.75%    0.55%   7.80%
   Select Reserve                                                          59,044   9.54      563,097    1.58%    0.40%  10.07%
   VAriety Plus                                                            55,810   4.30      239,944    1.54%    1.55%   8.81%
Van Kampen Comstock Fund
   Other Contracts                                                        217,619  29.63    6,447,271    0.00%    0.75%  16.69%
Van Kampen Corporate Bond Fund
   Other Contracts                                                         45,928   6.76      310,362    0.00%    0.75%   4.25%
Van Kampen High Yield Fund *
   Other Contracts                                                      1,146,821   5.63    6,456,460    0.00%    0.75%   9.68%
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                                          1,502,640  11.47   17,232,754    0.00%    1.40%   5.55%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                                            881,049  15.46   13,623,368    0.39%    1.40%   2.61%
   Other Contracts (Deferred Load, Non-Qualified)                         843,655   5.94    5,015,022    0.38%    1.25%   2.76%
   Other Contracts (Deferred Load, Qualified)                               1,236   5.91        7,303    0.38%    1.25%   2.76%
   Other Contracts (Non-Qualified)                                         94,096   6.62      623,079    0.38%    0.75%   3.27%
   VAriety Plus                                                           212,061   3.01      637,357    0.42%    1.55%   2.45%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                                            591,196  12.49    7,385,577    4.84%    1.40%   2.72%
   Other Contracts (Deferred Load, Non-Qualified)                         360,521   4.32    1,558,305    4.90%    1.25%   2.87%
   Other Contracts (Deferred Load, Qualified)                               8,478   4.57       38,707    4.90%    1.25%   2.87%
   Other Contracts (Non-Qualified)                                         99,245   4.93      488,816    4.90%    0.75%   3.39%
   VAriety Plus                                                           103,191   2.46      253,537    4.68%    1.55%   2.57%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                                          4,884,521  10.16   49,614,205    0.99%    1.40%  12.79%
   Platinum Investor                                                      177,140  11.74    2,080,463    0.93%    1.35%  12.84%
   Platinum Investor Immediate VA                                              19  11.14          217    0.00%    0.55%  11.41%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                                            269,953   9.00    2,429,021    0.77%    1.40%  -0.60%
   Other Contracts (Deferred Load, Non-Qualified)                         496,150   2.59    1,283,536    0.82%    1.25%  -0.45%
   Other Contracts (Deferred Load, Qualified)                               1,539   2.59        3,982    0.82%    1.25%  -0.45%
   Other Contracts (Non-Qualified)                                        183,863   2.89      531,018    0.82%    0.75%   0.05%
   VAriety Plus                                                                --   1.76           --    0.12%    1.55%  -0.75%
Van Kampen Reserve Fund
   Other Contracts                                                         69,062   4.15      286,496    0.00%    0.75%  -0.29%
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                                              20  10.80          211    0.00%    0.55%   8.02%
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                                              20  12.46          246    0.00%    0.55%  24.56%
WM VT Balanced Portfolio
   WM Advantage                                                        15,324,809   1.34   20,541,849    1.81%    1.40%   8.59%
   WM Strategic Asset Manager                                          28,412,338   8.74  248,381,621    1.83%    1.40%   8.59%
WM VT Conservative Balanced Portfolio
   WM Advantage                                                           322,683   1.25      402,275    2.05%    1.40%   6.70%
   WM Strategic Asset Manager                                           2,164,179   6.50   14,069,712    1.99%    1.40%   6.70%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                                     Investment Expense Total
                                                                                  Unit                 Income    Ratio  Return
Divisions                                                                Units    Value  Net Assets  Ratio (a)    (b)    (c)
---------------------------------------------------------------------  ---------- ----- ------------ ---------- ------- ------
WM VT Conservative Growth Portfolio
   WM Advantage                                                        18,656,187 $1.29 $ 24,131,927    1.38%    1.40%  10.22%
   WM Strategic Asset Manager                                          18,998,377  9.01  171,221,900    1.35%    1.40%  10.22%
WM VT Equity Income Fund
   WM Advantage                                                           836,126  1.63    1,366,522    1.76%    1.40%  17.46%
   WM Strategic Asset Manager                                           2,719,921  8.25   22,429,587    1.68%    1.40%  17.47%
WM VT Flexible Income Portfolio
   WM Advantage                                                         1,334,703  1.29    1,717,979    3.42%    1.40%   4.99%
   WM Strategic Asset Manager                                           6,865,841  7.66   52,568,380    3.30%    1.40%   4.99%
WM VT Growth & Income Fund
   WM Advantage                                                         5,616,835  2.63   14,778,005    1.04%    1.40%   7.57%
   WM Strategic Asset Manager                                           5,015,663  6.16   30,907,631    1.03%    1.40%   7.57%
WM VT Growth Fund
   WM Advantage                                                         7,248,233  2.88   20,870,839    0.00%    1.40%   6.72%
   WM Strategic Asset Manager                                           4,064,538  6.30   25,592,873    0.00%    1.40%   6.72%
WM VT Income Fund
   WM Advantage                                                         5,976,351  1.83   10,919,109    5.95%    1.40%   4.09%
   WM Strategic Asset Manager                                           1,634,050  7.00   11,434,686    5.85%    1.40%   4.09%
WM VT International Growth Fund
   WM Advantage                                                         3,777,836  1.51    5,687,400    1.16%    1.40%  12.03%
   WM Strategic Asset Manager                                             524,395  5.39    2,824,820    1.11%    1.40%  12.03%
WM VT Mid Cap Stock Fund
   WM Advantage                                                           535,027  1.62      864,678    0.31%    1.40%  13.00%
   WM Strategic Asset Manager                                             765,173  8.08    6,183,116    0.32%    1.40%  13.00%
WM VT Money Market Fund
   WM Advantage                                                         1,886,781  1.28    2,422,674    0.80%    1.40%  -0.55%
   WM Strategic Asset Manager                                           1,419,380  5.72    8,116,323    0.79%    1.40%  -0.55%
WM VT Short Term Income Fund
   WM Advantage                                                         3,525,591  1.46    5,156,343    3.82%    1.40%   0.65%
   WM Strategic Asset Manager                                             582,836  6.49    3,783,522    3.90%    1.40%   0.65%
WM VT Small Cap Growth Fund
   WM Advantage                                                         3,886,602  1.99    7,742,076    0.00%    1.40%   3.22%
   WM Strategic Asset Manager                                             776,893  6.12    4,756,101    0.00%    1.40%   3.22%
WM VT Strategic Growth Portfolio
   WM Advantage                                                         1,045,397  1.20    1,254,281    0.71%    1.40%  11.26%
   WM Strategic Asset Manager                                           6,436,098  9.68   62,275,834    0.64%    1.40%  11.26%
WM VT U.S. Government Securities Fund
   WM Advantage                                                         5,151,256  1.61    8,311,717    3.87%    1.40%   2.34%
   WM Strategic Asset Manager                                           2,401,347  6.49   15,583,604    3.64%    1.40%   2.34%
WM VT West Coast Equity Fund
   WM Advantage                                                           883,329  1.54    1,361,934    0.23%    1.40%  11.46%
   WM Strategic Asset Manager                                           2,329,097  9.97   23,224,880    0.25%    1.40%  11.46%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2003 are as follows:

                                                                                                   Investment Expense Total
                                                                                 Unit                Income    Ratio  Return
Divisions                                                                Units   Value  Net Assets Ratio (a)    (b)    (c)
---------------------------------------------------------------------  --------- ------ ---------- ---------- ------- ------
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                                     293,433 $ 8.58 $2,516,223    0.51%    1.35%  27.33%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                                   1,229,852   7.16  8,811,182    0.29%    1.35%  23.40%
American Century VP Value Fund - Class I
   Platinum Investor                                                     201,505  13.15  2,649,270    0.99%    1.35%  27.23%
Ayco Growth Fund
   Platinum Investor                                                          --   8.21         --    0.70%    1.35%  25.57%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                                      94,929   7.29    692,297    0.00%    1.35%  46.56%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                                     106,504  10.50  1,118,114    0.29%    1.35%  29.96%
Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
   Platinum Investor                                                     508,110   6.92  3,515,708    0.11%    1.35%  24.32%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                                     418,740  11.91  4,988,809    0.03%    1.35%  29.93%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                                     603,452  12.98  7,835,773    4.14%    1.35%   3.54%
Evergreen Offit VA Emerging Markets Bond Fund - Class 1
   Select Reserve                                                             --   7.32         --    1.72%    0.40%  11.92%
Evergreen Offit VA U.S. Government Securities Fund - Class 1
   Select Reserve                                                             --   6.55         --    0.00%    0.40%  -0.22%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                        810,256   6.42  5,201,999    8.99%    0.40%  17.79%
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                                             --   7.19         --    0.76%    0.40%  16.29%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                           49,354   2.84    140,085    3.51%    1.55%  16.16%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                                     115,115   9.57  1,101,182    3.34%    1.35%  16.09%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                                     341,168   9.33  3,183,882    0.27%    1.35%  26.48%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                                     413,510   9.90  4,095,177    1.53%    1.35%  28.29%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                                     459,734   6.51  2,993,689    0.11%    1.35%  30.77%
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                           28,566   2.72     77,640    1.45%    1.55%  26.44%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                           14,344   2.14     30,693    0.41%    1.55%  41.17%
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                                     184,604   9.22  1,702,799    1.57%    1.35%  30.44%
Franklin Templeton Templeton Global Asset Allocation Fund - Class 2
   Platinum Investor                                                     167,452  11.43  1,914,777    2.44%    1.35%  30.19%
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                                      21,804   8.39    182,963    0.00%    1.35%   2.19%
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                                      48,214   6.57    316,869    0.89%    1.35%  32.73%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2003 are as follows:

                                                                                                   Investment Expense Total
                                                                                 Unit                Income    Ratio  Return
Divisions                                                                Units   Value  Net Assets Ratio (a)    (b)    (c)
---------------------------------------------------------------------  --------- ------ ---------- ---------- ------- ------
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                                     203,381 $ 4.36 $  886,100    0.00%    1.35%  32.96%
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                                     130,758   6.14    803,247    0.79%    1.35%  22.02%
JPMorgan Small Company Portfolio
   Platinum Investor                                                      32,902   8.87    291,844    0.00%    1.35%  34.16%
LEVCO Equity Value Fund
   Select Reserve                                                          5,900   5.89     34,752    1.43%    0.40%  28.06%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                                     302,481   5.87  1,774,368    0.23%    1.35%  25.68%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                                     826,345   7.29  6,025,670    0.00%    1.35%  28.48%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                                     105,756   7.78    822,829    0.00%    1.35%  31.93%
MFS VIT Research Series - Initial Class
   Platinum Investor                                                     147,768   6.40    945,198    0.67%    1.35%  23.03%
Navellier Growth Portfolio
   Select Reserve                                                        370,869   6.87  2,548,182    0.00%    0.40%  39.87%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                            4,612   2.18     10,037    1.71%    1.55%  14.49%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                                     137,543   5.43    747,393    0.00%    1.35%  26.36%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                                            1,148   2.19      2,510    0.00%    1.55%  33.01%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                                     350,636  13.84  4,854,532    2.87%    1.35%   7.39%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                                     126,039  10.81  1,362,987    1.85%    1.35%   0.68%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                                     384,860  12.27  4,723,910    2.94%    1.35%   3.64%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                                     293,049   9.36  2,742,198    1.71%    1.35%  25.67%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                                      57,272   9.40    538,099    1.36%    1.35%  36.00%
Royce Small-Cap Portfolio
   Select Reserve                                                         68,289   9.98    681,782    0.00%    0.40%  40.54%
Safeco RST Core Equity Portfolio
   Platinum Investor                                                     332,009   7.04  2,338,987    0.92%    1.35%  23.11%
Safeco RST Growth Opportunities Portfolio
   Platinum Investor                                                     299,532  10.94  3,277,101    0.00%    1.35%  41.03%
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                                           536,338   7.20  3,860,994    0.06%    1.40%   3.18%
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                                           385,258   4.86  1,871,082    0.00%    1.40%  47.59%
UIF Equity Growth Portfolio - Class I Shares
   GENERATIONS                                                         1,463,185   6.44  9,430,151    0.00%    1.40%  23.19%
   Platinum Investor                                                     292,925   8.33  2,439,986    0.00%    1.35%  23.25%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2003 are as follows:

                                                                                                    Investment Expense Total
                                                                                 Unit                 Income    Ratio  Return
Divisions                                                                Units   Value  Net Assets  Ratio (a)    (b)    (c)
---------------------------------------------------------------------  --------- ------ ----------- ---------- ------- ------
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                                           893,325 $ 7.12 $ 6,364,535    0.00%    1.40%  27.17%
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                                           904,682   5.73   5,181,607    0.00%    1.40%  23.96%
   Platinum Investor                                                     158,738   9.75   1,547,581    0.00%    1.35%  24.02%
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                                           793,981   5.00   3,967,517    0.12%    1.40%  25.65%
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                                         1,472,472   9.21  13,561,919    0.00%    1.40%  39.54%
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                                           299,069  13.46   4,024,076    0.00%    1.40%  35.60%
UIF Value Portfolio - Class I Shares
   GENERATIONS                                                         1,678,272   6.84  11,474,771    0.00%    1.40%  32.22%
VALIC Company I International Equities Fund
   Platinum Investor                                                      99,838   7.74     772,461    1.34%    1.35%  27.90%
   Select Reserve                                                         11,632   8.24      95,807    1.43%    0.40%  29.12%
   VAriety Plus                                                           16,741   1.12      18,760    1.16%    1.55%  27.64%
VALIC Company I Mid Cap Index Fund
   Platinum Investor                                                     458,811  13.85   6,353,666    0.63%    1.35%  33.31%
   Select Reserve                                                         11,491  11.86     136,263    0.66%    0.40%  34.58%
VALIC Company I Money Market I Fund
   Platinum Investor                                                     376,870  10.81   4,072,734    0.74%    1.35%  -0.75%
   Select Reserve                                                        914,065   5.84   5,338,823    0.47%    0.40%   0.20%
VALIC Company I Nasdaq-100 Index Fund
   Platinum Investor                                                     226,388   4.35     985,902    0.00%    1.35%  47.28%
VALIC Company I Science & Technology Fund
   Platinum Investor                                                     139,670   3.87     540,958    0.00%    1.35%  49.44%
VALIC Company I Small Cap Index Fund
   Platinum Investor                                                      68,778  11.10     763,468    0.47%    1.35%  44.50%
VALIC Company I Social Awareness Fund
   VAriety Plus                                                              840   3.08       2,584    1.01%    1.55%  26.47%
VALIC Company I Stock Index Fund
   Platinum Investor                                                   1,027,146   8.19   8,417,062    1.28%    1.35%  26.48%
   Select Reserve                                                         50,198   8.66     434,945    1.31%    0.40%  27.69%
   VAriety Plus                                                           55,887   3.95     220,820    1.35%    1.55%  26.23%
Van Kampen Comstock Fund
   Other Contracts                                                       253,064  25.39   6,424,931    1.29%    0.75%  30.00%
Van Kampen Corporate Bond Fund
   Other Contracts                                                        45,928   6.48     297,700    6.20%    0.75%   8.99%
Van Kampen High Yield Fund
   Other Contracts                                                     1,296,007   5.13   6,652,625    8.13%    0.75%  23.32%
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                                         1,814,522  10.87  19,715,980    0.00%    1.40%  25.58%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                                         1,046,594  15.07  15,772,209    0.50%    1.40%  24.13%
   Other Contracts (Deferred Load, Non-Qualified)                      1,002,058   5.78   5,796,677    0.49%    1.25%  24.32%
   Other Contracts (Deferred Load, Qualified)                              1,236   5.75       7,107    0.49%    1.25%  24.32%
   Other Contracts (Non-Qualified)                                       107,178   6.41     687,199    0.49%    0.75%  24.94%
   VAriety Plus                                                          278,975   2.93     818,406    0.49%    1.55%  23.94%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2003 are as follows:

                                                                                                      Investment Expense Total
                                                                                  Unit                  Income    Ratio  Return
Divisions                                                                Units    Value   Net Assets  Ratio (a)    (b)    (c)
---------------------------------------------------------------------  ---------- ------ ------------ ---------- ------- ------
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                                            721,109 $12.16 $  8,769,945    4.96%    1.40%   0.33%
   Other Contracts (Deferred Load, Non-Qualified)                         383,252   4.20    1,610,266    4.26%    1.25%   0.48%
   Other Contracts (Deferred Load, Qualified)                               9,266   4.44       41,122    4.26%    1.25%   0.48%
   Other Contracts (Non-Qualified)                                        108,711   4.76      517,881    4.26%    0.75%   0.99%
   VAriety Plus                                                           117,232   2.40      280,829    4.62%    1.55%   0.18%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                                          5,543,855   9.01   49,926,471    0.94%    1.40%  26.25%
   Platinum Investor                                                      195,894  10.41    2,038,840    0.86%    1.35%  26.31%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                                            384,096   9.05    3,476,975    0.56%    1.40%  -0.83%
   Other Contracts (Deferred Load, Non-Qualified)                         505,273   2.60    1,313,075    0.58%    1.25%  -0.68%
   Other Contracts (Deferred Load, Qualified)                               1,619   2.60        4,209    0.58%    1.25%  -0.68%
   Other Contracts (Non-Qualified)                                        242,989   2.89      701,453    0.58%    0.75%  -0.18%
   VAriety Plus                                                            32,161   1.77       56,906    1.05%    1.55%  -0.98%
Van Kampen Reserve Fund
   Other Contracts                                                        296,975   4.16    1,235,600    0.32%    0.75%  -0.23%
WM VT Balanced Portfolio
   WM Advantage                                                        17,832,679   1.23   22,012,676    2.30%    1.40%  21.04%
   WM Strategic Asset Manager                                          31,038,324   8.05  249,875,607    2.33%    1.40%  21.04%
WM VT Conservative Balanced Portfolio
   WM Advantage                                                           313,708   1.17      366,513    2.05%    1.40%  15.46%
   WM Strategic Asset Manager                                           2,035,585   6.09   12,402,291    1.94%    1.40%  15.46%
WM VT Conservative Growth Portfolio
   WM Advantage                                                        21,077,612   1.17   24,735,337    2.06%    1.40%  26.95%
   WM Strategic Asset Manager                                          21,673,180   8.18  177,210,651    2.05%    1.40%  26.95%
WM VT Equity Income Fund
   WM Advantage                                                           787,816   1.39    1,096,129    2.23%    1.40%  28.29%
   WM Strategic Asset Manager                                           2,828,241   7.02   19,855,115    2.50%    1.40%  28.29%
WM VT Flexible Income Portfolio
   WM Advantage                                                         1,512,515   1.23    1,854,403    2.56%    1.40%  11.72%
   WM Strategic Asset Manager                                           7,868,316   7.29   57,382,845    2.61%    1.40%  11.72%
WM VT Growth & Income Fund
   WM Advantage                                                         6,770,216   2.45   16,559,568    1.17%    1.40%  25.04%
   WM Strategic Asset Manager                                           5,917,061   5.73   33,897,273    1.18%    1.40%  25.04%
WM VT Growth Fund
   WM Advantage                                                         8,578,342   2.70   23,145,774    0.00%    1.40%  27.39%
   WM Strategic Asset Manager                                           4,884,654   5.90   28,820,484    0.00%    1.40%  27.39%
WM VT Income Fund
   WM Advantage                                                         7,130,102   1.76   12,514,840    5.64%    1.40%   8.25%
   WM Strategic Asset Manager                                           2,087,184   6.72   14,031,340    6.39%    1.40%   8.25%
WM VT International Growth Fund
   WM Advantage                                                         4,415,516   1.34    5,933,738    1.24%    1.40%  33.62%
   WM Strategic Asset Manager                                             560,816   4.81    2,696,670    1.23%    1.40%  33.63%
WM VT Mid Cap Stock Fund
   WM Advantage                                                           527,015   1.43      753,763    0.28%    1.40%  25.96%
   WM Strategic Asset Manager                                             803,239   7.15    5,744,132    0.30%    1.40%  25.96%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2003 are as follows:

                                                                                                   Investment Expense Total
                                                                                 Unit                Income    Ratio  Return
Divisions                                                                Units   Value Net Assets  Ratio (a)    (b)    (c)
---------------------------------------------------------------------  --------- ----- ----------- ---------- ------- ------
WM VT Money Market Fund
   WM Advantage                                                        2,462,104 $1.29 $ 3,178,772    0.60%    1.40%  -0.75%
   WM Strategic Asset Manager                                          2,191,061  5.75  12,597,839    0.65%    1.40%  -0.75%
WM VT Short Term Income Fund
   WM Advantage                                                        4,359,683  1.45   6,335,046    6.01%    1.40%   4.05%
   WM Strategic Asset Manager                                            683,337  6.45   4,407,258    6.81%    1.40%   4.05%
WM VT Small Cap Growth Fund
   WM Advantage                                                        4,549,487  1.93   8,779,831    0.00%    1.40%  69.03%
WM VT Small Cap Growth Fund - Continued
   WM Strategic Asset Manager                                            927,137  5.93   5,498,813    0.00%    1.40%  69.03%
WM VT Strategic Growth Portfolio
   WM Advantage                                                        1,365,432  1.08   1,472,464    1.19%    1.40%  31.22%
   WM Strategic Asset Manager                                          7,264,859  8.70  63,180,826    1.39%    1.40%  31.22%
WM VT U.S. Government Securities Fund
   WM Advantage                                                        6,382,308  1.58  10,062,712    4.76%    1.40%   0.72%
   WM Strategic Asset Manager                                          3,935,172  6.34  24,953,821    5.32%    1.40%   0.72%
WM VT West Coast Equity Fund
   WM Advantage                                                          705,626  1.38     976,089    0.24%    1.40%  41.36%
   WM Strategic Asset Manager                                          2,486,638  8.95  22,246,537    0.26%    1.40%  41.36%

(a)These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reduction in the unit value. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund in which the Divisions invest.

(b)These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each year indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c)These amounts represent the total return for the years indicated, including changes in the value of the underlying Division, and reflect deductions for those expenses that result in a direct reduction to unit values. The total return does not include contract charges deducted directly from account values. For the years ended December 31, 2007, 2006, 2005, 2004 and 2003, a total return was calculated using the initial unit value for the Division if the Division became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

*  Fund Name Changes

2004

- Effective December 17, 2004, Van Kampen High Income Corporate Bond Fund changed its name to Van Kampen High Yield Fund.

2006

- Effective February 21, 2006, VALIC Company I Income & Growth Fund changed its name to VALIC Company I Core Value Fund.

- Effective August 15, 2006, Van Kampen LIT Emerging Growth Portfolio - Class I changed its name to Van Kampen LIT Strategic Growth Portfolio - Class I.

- Effective December 1, 2006, Credit Suisse Small Cap Growth Portfolio changed its name to Credit Suisse Small Cap Core I Portfolio.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

*  Fund Name Changes - Continued

2007

- Effective January 5, 2007, WM VT Equity Income Fund changed its name to Principal Equity Income Account I.

- Effective January 5, 2007, WM VT Income Fund changed its name to Principal Income Account.

- Effective January 5, 2007, WM VT Mid Cap Stock Fund changed its name to Principal MidCap Stock Account.

- Effective January 5, 2007, WM VT U.S. Government Securities Fund changed its name to Principal Mortgage Securities Account.

- Effective January 5, 2007, WM VT Balanced Portfolio changed its name to Principal SAM Balanced Portfolio.

- Effective January 5, 2007, WM VT Conservative Balanced Portfolio changed its name to Principal SAM Conservative Balanced Portfolio.

- Effective January 5, 2007, WM VT Conservative Growth Portfolio changed its name to Principal SAM Conservative Growth Portfolio.

- Effective January 5, 2007, WM VT Flexible Income Portfolio changed its name to Principal SAM Flexible Income Portfolio.

- Effective January 5, 2007, WM VT Strategic Growth Portfolio changed its name to Principal SAM Strategic Growth Portfolio.

- Effective January 5, 2007, WM VT Short Term Income Fund changed its name to Principal Short-Term Income Account.

- Effective January 5, 2007, WM VT West Coast Equity Fund changed its name to Principal West Coast Equity Account.

- Effective May 1, 2007, MFS VIT Capital Opportunities Series - Initial Class changed its name to MFS VIT Core Equity Series - Initial Class.

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of American General Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, of shareholder's equity, of comprehensive
(loss) income and of cash flows present fairly, in all material respects, the financial position of American General Life Insurance Company and its subsidiaries (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc., at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
Houston, Texas
April 29, 2008

                    American General Life Insurance Company

                          Consolidated Balance Sheet

                                                                        December 31,
                                                                  -------------------------
                                                                      2007         2006
                                                                  ------------ ------------
                                                                       (In Thousands)
Assets
Investments:
   Fixed maturity securities, available for sale, at fair value
     (cost: 2007 -$48,237,992; 2006 - $49,672,653)                $ 48,613,346 $ 50,811,516
   Hybrid securities, at fair value
     (cost: 2007 -$119,906; 2006 - $159,623)                           125,799      154,304
   Fixed maturity securities, trading, at fair value
     (cost: 2007 -$115,653; 2006 - $150,863)                           114,578      147,820
   Equity securities, available for sale, at fair value
     (cost: 2007 -$109,358; 2006 - $42,908)                            152,825       83,314
   Equity securities, trading, at fair value
     (cost: 2007 -$1,000; 2006 - $1,000)                                 1,000        1,000
   Mortgage loans on real estate,
     (net of allowance: 2007 - $0; 2006 - $4,206)                    6,383,814    4,918,215
   Policy loans                                                      1,846,859    1,820,277
   Investment real estate                                               40,503       34,086
   Partnerships and other invested assets                            3,948,654    2,594,772
   Aircraft (net of accumulated depreciation:
       2007 - $231,621; 2006 - $173,220)                               841,081      887,818
   Securities lending collateral                                    19,010,383   17,344,914
   Short-term investments                                              475,541       42,485
   Derivative assets, at fair value                                     39,999       32,386
                                                                  ------------ ------------
Total investments                                                   81,594,382   78,872,907
Cash and cash equivalents                                              460,939      247,344
Restricted cash                                                         20,025       18,433
Investment in AIG
  (cost - $8,597 in 2007 and 2006)                                      47,232       58,056
Notes receivable from affiliates                                       827,395      748,239
Accrued investment income                                              736,271      745,413
Reinsurance receivables                                              1,128,526    1,049,662
Accounts receivable                                                    126,452      111,998
Deferred policy acquisition costs and cost of insurance purchased    5,809,879    5,228,469
Deferred sales inducements                                             127,115       82,128
Other assets                                                           442,300      299,447
Assets held in separate accounts                                    32,314,673   30,272,167
                                                                  ------------ ------------
Total assets                                                      $123,635,189 $117,734,263
                                                                  ============ ============

         See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                                                                                            December 31,
                                                                                     --------------------------
                                                                                         2007          2006
                                                                                     ------------  ------------
                                                                                           (In Thousands)
Liabilities, Minority Interest and Shareholder's Equity
Liabilities:
   Future policy benefits                                                            $ 12,885,637  $ 11,630,686
   Policyholder contract deposits                                                      43,034,351    42,641,713
   Other policy claims and benefits payable                                               384,115       269,560
   Other policyholders' funds                                                           1,868,306     1,546,548
   Income taxes payable                                                                   727,779     1,333,177
   Notes payable
       To affiliates, net                                                                 213,706       213,275
       To third parties, net                                                               87,187        97,914
   Securities lending payable                                                          20,607,521    17,344,914
   Other liabilities                                                                    1,178,409     1,153,358
   Derivative liabilities                                                                 157,826       114,414
   Liabilities related to separate accounts                                            32,314,673    30,272,167
                                                                                     ------------  ------------
Total liabilities                                                                     113,459,510   106,617,726
Minority interest                                                                         121,779       110,227
Shareholder's equity:
   Preferred stock, $100 par value, 8,500 shares authorized, issued and
     outstanding                                                                              850           850
   Common stock, $10 par value, 600,000 shares authorized, issued and
     outstanding                                                                            6,000         6,000
   Additional paid-in capital                                                           3,684,416     3,664,906
   Accumulated other comprehensive (loss) income                                         (436,740)      699,465
   Retained earnings                                                                    6,799,374     6,635,089
                                                                                     ------------  ------------
Total shareholder's equity                                                             10,053,900    11,006,310
                                                                                     ------------  ------------
Total liabilities, minority interest and shareholder's equity                        $123,635,189  $117,734,263
                                                                                     ============  ============

         See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                       Consolidated Statement of Income

                                                                    Years ended December 31,
                                                               ----------------------------------
                                                                  2007        2006        2005
                                                               ----------  ----------  ----------
                                                                         (In Thousands)
Revenues:
   Premiums and other considerations                           $2,048,661  $2,011,958  $1,973,340
   Net investment income                                        4,153,034   3,955,439   3,621,306
   Net realized investment losses                                (805,666)   (289,654)    (52,851)
   Insurance charges                                              689,004     789,722     742,445
   Other                                                          618,578     363,235     418,866
                                                               ----------  ----------  ----------
Total revenues                                                  6,703,611   6,830,700   6,703,106
Benefits and expenses:
   Policyholders' benefits                                      2,765,143   2,785,681   2,418,067
   Interest credited on policyholder contract deposits          1,773,964   1,540,987   1,527,010
   Insurance acquisition and other operating expenses           1,150,134   1,034,346   1,149,897
                                                               ----------  ----------  ----------
Total benefits and expenses                                     5,689,241   5,361,014   5,094,974
Income before income tax expense and minority interest expense  1,014,370   1,469,686   1,608,132
Income tax expense:
   Current                                                        123,990     387,854     243,542
   Deferred                                                       117,042       4,451     137,039
                                                               ----------  ----------  ----------
Total income tax expense                                          241,032     392,305     380,581
                                                               ----------  ----------  ----------
Income before minority interest expense                           773,338   1,077,381   1,227,551
Minority interest expense                                          (8,536)     (4,487)     (3,591)
                                                               ----------  ----------  ----------
Net income                                                     $  764,802  $1,072,894  $1,223,960
                                                               ==========  ==========  ==========

         See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                Consolidated Statement of Shareholder's Equity

                                                                                  Years ended December 31,
                                                                           -------------------------------------
                                                                               2007         2006         2005
                                                                           -----------  -----------  -----------
                                                                                       (In Thousands)
Preferred stock:
   Balance at beginning and end of year                                    $       850  $       850  $       850
Common stock:
   Balance at beginning and end of year                                          6,000        6,000        6,000
Additional paid-in capital:
   Balance at beginning of year                                              3,664,906    3,627,638    3,619,068
       Capital contributions from Parent Company                                19,510       37,268        8,570
                                                                           -----------  -----------  -----------
   Balance at end of year                                                    3,684,416    3,664,906    3,627,638
                                                                           -----------  -----------  -----------
Accumulated other comprehensive (loss) income:
   Balance at beginning of year                                                699,465      909,440    1,443,524
       Other comprehensive loss                                             (1,136,205)    (209,975)    (534,084)
                                                                           -----------  -----------  -----------
   Balance at end of year                                                     (436,740)     699,465      909,440
                                                                           -----------  -----------  -----------
Retained earnings:
   Balance at beginning of year                                              6,635,089    5,765,544    4,982,264
       Net income                                                              764,802    1,072,894    1,223,960
       Dividends                                                              (550,680)    (208,213)    (440,680)
       Cumulative effect of accounting change, net of tax (Note 2.12)          (49,837)       4,864           --
                                                                           -----------  -----------  -----------
   Balance at end of year                                                    6,799,374    6,635,089    5,765,544
                                                                           -----------  -----------  -----------
Total shareholder's equity                                                 $10,053,900  $11,006,310  $10,309,472
                                                                           ===========  ===========  ===========

         See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

             Consolidated Statement of Comprehensive (Loss) Income

                                                              Years ended December 31,
                                                        ------------------------------------
                                                            2007        2006         2005
                                                        -----------  ----------  -----------
                                                                   (In Thousands)
Net income                                              $   764,802  $1,072,894  $ 1,223,960
Other comprehensive (loss) income:
   Net unrealized losses on invested assets arising
     during the current period                           (2,780,698)   (727,274)  (1,219,750)
   Deferred income tax benefit on above changes             982,291     262,804      434,211
   Reclassification adjustment for net realized losses
     included in net income                                 825,120     233,792      107,754
   Deferred income tax expense on above changes            (292,650)    (86,655)     (38,195)
   Adjustment to deferred acquisition costs and
     deferred sales inducements                             200,145     167,126      282,895
   Deferred income tax expense on above changes             (70,413)    (59,768)    (100,999)
                                                        -----------  ----------  -----------
   Other comprehensive loss                              (1,136,205)   (209,975)    (534,084)
                                                        -----------  ----------  -----------
Comprehensive (loss) income                             $  (371,403) $  862,919  $   689,876
                                                        ===========  ==========  ===========

         See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                     Consolidated Statement of Cash Flows

                                                                                            Years ended December 31,
                                                                                    ----------------------------------------
                                                                                        2007          2006          2005
                                                                                    ------------  ------------  ------------
                                                                                                 (In Thousands)
Operating activities
Net Income                                                                          $    764,802  $  1,072,894  $  1,223,960
Interest credited on policyholder contract deposits                                    1,773,964     1,540,987     1,527,010
Fees charged for policyholder contract deposits                                         (882,525)     (633,006)     (586,665)
Increase in reserves due to system migration                                               1,000       154,500            --
Amortization of deferred policy acquisition costs and cost of insurance purchased        382,912       263,405       396,393
Amortization of deferred sales inducements                                                 7,664         4,513         3,016
Net realized investment losses                                                           805,666       289,654        52,851
Equity in income of partnerships and other invested assets                               (87,816)     (124,707)        6,042
Depreciation and amortization                                                             39,238        45,739        47,684
Flight equipment depreciation                                                             58,555        55,158        52,679
Amortization (accretion) of net premium/discount on investments                         (147,084)     (110,268)     (131,986)
Provision for deferred income taxes                                                       71,858        18,862       132,075
Change in:
   Trading securities, at fair value                                                      21,601        16,576      (133,000)
   Hybrid securities, at fair value                                                          662        34,038            --
   Accrued investment income                                                               9,143       (22,156)      (16,022)
   Deferral of deferred policy acquisition costs, cost of insurance purchased, and
     sales inducements                                                                  (816,828)     (962,741)     (850,609)
   Future policy benefits                                                              1,237,441     1,284,909     1,160,850
   Other policyholders' funds                                                           (590,994)      (13,608)      (39,137)
   Income taxes currently receivable/payable                                             (37,640)       38,828       112,412
   Accounts and notes receivable                                                         (81,695)        4,011       (28,869)
   Indebtedness to/from affiliate                                                        (45,736)       28,451        71,907
   Other assets                                                                          (51,957)      (21,782)       (6,891)
   Other liabilities                                                                     233,578       (14,164)       12,410
Other, net                                                                                29,122       (13,074)      (14,970)
                                                                                    ------------  ------------  ------------
       Net cash provided by operating activities                                       2,694,931     2,937,019     2,991,140
Purchase of:
   Fixed maturity and equity securities                                              (13,525,501)  (15,275,152)  (29,515,824)
   Mortgage loans on real estate                                                      (2,134,071)   (1,668,919)     (777,498)
   Flight equipment                                                                      (12,238)       (6,252)       (4,792)
   Other investments, excluding short-term investments                                (4,346,622)   (3,161,742)   (2,183,746)
Sales of:
   Fixed maturity and equity securities                                               11,127,729    10,960,656    24,400,134
   Other investments, excluding short-term investments                                 3,123,450     2,347,450     1,641,305
Redemptions and maturities of:
   Fixed maturity and equity securities                                                3,266,127     3,096,616     2,892,220
   Mortgage loans on real estate                                                         721,098       446,777       409,130
   Other investments, excluding short-term investments                                        --        22,395            --
Sales and purchases of property, equipment and software, net                             (70,656)       (8,036)      (10,035)
Change in short-term investments                                                        (433,056)       41,735       (20,889)
Change in securities lending collateral                                               (3,168,710)   (1,443,757)   (2,887,152)
                                                                                    ------------  ------------  ------------
       Net cash used in investing activities                                          (5,452,450)   (4,648,229)   (6,057,147)

         See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                     Consolidated Statement of Cash Flows

                                                             Years ended December 31,
                                                      -------------------------------------
                                                          2007         2006         2005
                                                      -----------  -----------  -----------
                                                                  (In Thousands)
Policyholder account deposits                           4,228,729    5,052,464    4,920,881
Net exchanges to/from variable accounts                   (90,000)     218,000      251,000
Policyholder account withdrawals                       (3,726,177)  (4,520,311)  (4,380,366)
Claims and annuity payments                              (136,267)    (180,916)    (142,868)
Repayment of indebtedness to affiliates                   (67,391)     (72,906)     (67,736)
Change in restricted cash                                  (1,592)        (728)         942
Security deposits on flight equipment                       8,349          728         (942)
Change in securities lending payable                    3,262,607    1,443,757    2,887,153
Contribution of minority interest holders                   8,536        4,487        3,591
Cash capital contribution from Parent Company              35,000           --           --
Dividend paid to Parent Company                          (550,680)    (208,213)    (440,680)
                                                      -----------  -----------  -----------
       Net cash provided by financing activities        2,971,114    1,736,362    3,030,975
Increase (decrease) in cash and cash equivalents          213,595       25,152      (35,032)
Cash and cash equivalents at beginning of period          247,344      222,192      257,224
                                                      -----------  -----------  -----------
Cash and cash equivalents at end of period            $   460,939  $   247,344  $   222,192
                                                      ===========  ===========  ===========

SUPPLEMENTAL CASH FLOW INFORMATION                                                       --
   Income taxes paid                                  $        --  $        --  $   121,904

   Interest paid                                      $    37,352  $    42,283  $    44,952

         See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                  Notes to Consolidated Financial Statements

                               December 31, 2007

1. Nature of Operations

American General Life Insurance Company, including its wholly owned subsidiaries ("AGL" or the "Company"), is a wholly owned subsidiary of AGC Life Insurance Company ("Parent Company"), and its ultimate parent is American International Group, Inc. ("AIG").

The Company offers a broad portfolio of universal life, variable universal life, whole life, term life, accident and health, structured settlements, and fixed and variable annuities throughout the United States of America. The Company serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. The Company, through its subsidiaries American General Life Companies ("AGLC") and American General Enterprise Services ("AGES"), and AGL's wholly owned broker-dealer subsidiary American General Equity Services Corporation ("AGESC"), also provides support services to certain affiliated insurance companies. The financial results of The Variable Annuity Life Insurance Company ("VALIC"), a wholly owned subsidiary of the Company, are also included in these consolidated financial statements. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States of America.

On February 28, 2007, the Company acquired Matrix Direct, Inc. ("Matrix Direct"), a direct marketer of life insurance, from Protective Life Corporation. The transaction was accounted for as a purchase. The acquisition cost, less than 0.2% of the Company's equity, was not material.

2. Accounting Policies

2.1 Preparation of Financial Statements

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company, including its wholly owned subsidiaries and a variable interest entity (see below) in which the Company has a partial ownership interest. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported in the consolidated financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ, possibly materially, from those estimates.

The Company considers its most critical accounting estimates to be those with respect to future policy benefits for life and accident and health contracts, estimated gross profits for investment-oriented products, recoverability of deferred policy acquisition costs ("DAC"), fair value measurements of certain assets and liabilities, and other-than-temporary impairments in the value of investments.

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing insurance products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risks. Continuing volatility in the credit markets may result in additional other-than-temporary impairments relating to the Company's fixed income investments and securities lending collateral. The Company controls its exposure to these risks by, among other things, closely monitoring and limiting prepayments and extension risk in its portfolio; maintaining a large percentage of its portfolio in highly liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income on variable product assets held in separate accounts.

                    American General Life Insurance Company

2.1 Preparation of Financial Statements (continued)

During the second half of 2007, disruption in the global credit markets, coupled with the repricing of credit risk, and the U.S. housing market deterioration, particularly in the fourth quarter, created increasingly difficult conditions in the financial markets. These conditions have resulted in greater volatility, less liquidity, widening of credit spreads and a lack of price transparency in certain markets and have made it more difficult to value certain of the Company's invested assets and the obligations and collateral relating to certain financial instruments issued or held by the Company.

Consolidation of Variable Interest Entity

On January 14, 2004, the Company purchased 43% of the non-voting preferred equity issued by Castle 2003-1 Trust ("Castle 1 Trust"), a Delaware special-purpose statutory trust established on November 21, 2003 (see Note 9). The business of Castle 1 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling commercial jet aircraft. The accounts of Castle 1 Trust have been included in these consolidated financial statements.

The impact of the consolidation of Castle 1 Trust on consolidated total assets and total liabilities as of December 31, 2007, 2006 and 2005, and on consolidated net income for the years then ended, was as follows (in thousands):

                                                     Eliminations/
                                                       Minority
                         The Company  Castle 1 Trust   Interest    Consolidated
                         ------------ -------------- ------------- ------------
December 31, 2007
   Total assets          $122,665,818   $  969,371     $     --    $123,635,189
   Total liabilities      112,722,410      615,321      121,779     113,459,510
   Net income                 748,559       24,779       (8,536)        764,802

December 31, 2006
   Total assets          $116,721,076   $1,013,187     $     --    $117,734,263
   Total liabilities      105,814,654      692,845      110,227     106,617,726
   Net income               1,064,357       13,024       (4,487)      1,072,894

December 31, 2005
   Total assets          $108,513,810   $1,058,451     $     --    $109,572,261
   Total liabilities       98,299,797      751,512      105,740      99,157,049
   Net income               1,217,128       10,423       (3,591)      1,223,960

2.2 Statutory Accounting

The Company and its wholly owned life insurance subsidiary are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiary did not have a material effect on statutory capital and surplus at December 31, 2007.

                    American General Life Insurance Company

2.2 Statutory Accounting (continued)

Statutory net income, capital and surplus of American General Life Insurance Company at December 31 was as follows (in thousands):

                                       2007       2006       2005
                                    ---------- ---------- ----------
Statutory net income                $  862,283 $  506,996 $  637,973
Statutory capital and surplus       $5,694,834 $5,447,528 $5,010,153

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost.

In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

2.3 Insurance Contracts

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, limited payment, endowment, guaranteed renewable term life, universal life, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

2.4 Investments

Cash and Short-Term Investments

Cash includes cash and cash equivalents with original maturities of three months or less. Short-term investments primarily include interest bearing cash accounts, commercial paper and money market investments, with maturities of between three months and one year.

Restricted Cash

Castle 1 Trust maintains restricted cash which primarily represents security deposits from lessees that are required to be segregated from other funds.

                    American General Life Insurance Company

2.4 Investments (continued)

Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale are recorded at fair value. Unrealized gains and losses, net of deferred taxes and amortization of deferred acquisition costs, are recorded as a separate component of other comprehensive income or loss within shareholder's equity. Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined by using the specific cost identification method.

Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

The Company may elect to measure any hybrid financial instrument at fair value, with changes in fair value recognized in earnings, if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis at the acquisition or issuance date and is irrevocable.

Fixed maturity and equity securities classified as trading securities are carried at fair value, as it is the Company's intention to sell these securities in the near future. Realized and unrealized gains and losses are reflected in income currently within net realized investment gains and losses on the consolidated statement of income.

The Company regularly evaluates its investments for impairment. As a matter of policy, the determination that a security has incurred an other-than-temporary impairment ("OTTI") in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments.

In general, a security is considered a candidate for impairment if it meets any of the following criteria:

    . Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine consecutive months or longer);

    . The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims.

    . The probability of non-realization of a full recovery on its investment regardless of the occurrence of one of the foregoing events.

The above criteria also consider circumstances of a rapid and severe market valuation decline, such as that experienced in current credit markets, in which the Company could not reasonably assert that the recovery period would be temporary.

Once a security has been identified as impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price, and recorded as a realized capital loss.

At each balance sheet date, the Company evaluates its securities holdings in an unrealized loss position. Where the Company does not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation, the Company records the unrealized loss in income. If events or circumstances change, such as unexpected changes in the creditworthiness of the obligor, unanticipated changes in interest rates, tax laws, statutory capital positions and liquidity events, among others, the Company revisits its intent. Further, if a loss is recognized from a sale subsequent to a balance sheet date pursuant to these unexpected changes in circumstances, the loss is recognized in the period in which the intent to hold the securities to recovery no longer existed.

                    American General Life Insurance Company

2.4 Investments (continued)

In periods subsequent to the recognition of an other-than-temporary impairment charge for fixed maturity securities, which is not credit or foreign exchange related, the Company generally accretes the discount or amortizes the premium resulting from the reduction in cost over the remaining life of the security.

Mortgage Loans

Mortgage loans are reported at the unpaid principal balance, net of any allowance for losses. The allowance for losses covers estimated losses based on the assessment of risk factors such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated costs to sell.

Interest on performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Interest on non-performing mortgage loans is recorded as income when received.

Policy Loans

Policy loans are reported at the aggregate unpaid principal balance. There is no allowance for policy loans as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

Partnerships and Other Invested Assets

Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. With respect to partnerships in which the Company holds in the aggregate a five percent or greater interest, or less than five percent interest but the Company has more than a minor influence over the operations of the investee, the Company's carrying value is the net asset value. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income.

Other invested assets also include preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in companies in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent. At December 31, 2007 and 2006, the Company's investments in partially owned companies included its 38.7% interest in the non-voting preferred equity of Castle 2003-2 Trust ("Castle 2 Trust"; see Note 9).

Aircraft owned by Castle 1 Trust are recorded at cost and depreciated on a straight-line basis, generally over estimated useful lives of 25 years from the date of manufacture to a residual value that is 15% of cost. Certain major additions and modifications to aircraft may be capitalized. The residual value estimates are reviewed periodically to ensure continued appropriateness. Aircraft are periodically reviewed for impairment and an impairment loss is recorded when the estimate of undiscounted future cash flows expected to be generated by the aircraft is less than its carrying value (net book value).

Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments.

                    American General Life Insurance Company

2.4 Investments (continued)

Securities Lending Collateral and Securities Lending Payable

The Company loans securities through a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is obtained at a minimum of 102 percent of the value of the loaned securities. The collateral is held in a separate custodial account for the beneficial interest of the Company and other affiliated lenders, and is not available for the general use of the Company.

The collateral is reinvested in interest-bearing cash equivalents and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities are carried at fair value and accounted for in a manner consistent with other available-for-sale fixed maturity securities. Unrealized gains and losses on these collateral investments are reflected within accumulated other comprehensive income, net of deferred taxes, in shareholders' equity. Securities lending collateral investments are subject to review for OTTI using the same policy applied to other invested assets. The Company's allocated portion of income earned on the collateral investments, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income. The Company's allocated portion of any realized investment gains or losses on the collateral investments are recorded in the consolidated statement of income.

The fair values of securities subject to securities lending agreements were $20,202.8 million and $16,940.1 million as of December 31, 2007 and 2006, respectively, and are included in fixed maturity securities available for sale in the consolidated balance sheet at the respective balance sheet dates.

Dollar Roll Agreements

Throughout the year, the Company may enter into dollar roll agreements. These are agreements to sell mortgage-backed securities ("MBS") and to repurchase substantially similar securities at a specific price and date in the future. Dollar roll agreements are accounted for as sales of financial assets and forward repurchase commitments. Assets are removed from the consolidated balance sheet at the time of sale. The difference between sales proceeds and carrying values are recorded as realized gains or losses. The forward repurchase commitments are accounted for at fair value, and the changes in fair value are recorded as realized gains or losses. Assets are recorded at the time of purchase at fair value. Unsettled amounts on the purchase contracts are reflected in the consolidated balance sheet in other liabilities. At
December 31, 2007 and 2006, the Company had no dollar roll agreements outstanding.

Derivative Financial Instruments

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates, foreign currencies and equity markets on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, foreign currency swaps, index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

The Company issues equity-indexed annuity and universal life products, which contain embedded derivatives associated with guarantees tied to certain indices. The Company purchases call options from the S&P 500 Index, the Dow Jones EURO STOXX 50 and the Hang Seng Index to offset the increase in its liabilities resulting from the equity-indexed features of these annuity products.

                    American General Life Insurance Company

2.4 Investments (continued)

The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting (see Note 11). The Company carries all derivatives at fair value in the consolidated balance sheet. Changes in the fair value of derivatives are reported as part of realized investment gains and losses in the consolidated statement of income.

2.5 Separate Accounts

Separate account assets and liabilities represent funds that are separately administered for variable annuities and variable universal life contracts, for which the investment risk lies solely with the contract holder, except to the extent of minimum guarantees made by the Company with respect to certain policies. Therefore, the Company's liability for these separate accounts equals the value of the separate account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in separate accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

The Company receives administrative fees and other fees for assuming mortality and certain expense risks. Such fees are included in insurance charges in the consolidated statement of income.

2.6 Deferred Policy Acquisition Costs ("DAC"), Cost of Insurance Purchased ("CIP") and Deferred Sales Inducements

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DAC. The cost assigned to certain insurance contracts in force at January 31, 1995, the date of American General Corporation's ("AGC") acquisition of Franklin Life Insurance Company, is reported as CIP.

DAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts are charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DAC or CIP amortization. DAC and CIP associated with all other insurance contracts are charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DAC at rates used to compute policyholder reserves, and on the unamortized balance of CIP at rates of 3.00 percent to 8.25 percent.

With respect to the Company's variable annuity contracts, the assumption for the long-term annual growth of the separate account assets used by the Company in the determination of DAC amortization is approximately 10 percent (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10 percent long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15 percent during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9 percent, resulting in an average annual growth rate of 10 percent during the life of the product. Similarly, following periods of below 10 percent performance, the model will assume a short-term growth rate higher than 10 percent. An adjustment to DAC will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10 percent growth rate over a five-year period) to be unachievable.

The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies. With respect to the Company's variable universal life policies, the assumption for the long-term growth of the separate account assets used by the Company in the determination of DAC amortization is approximately 9 percent, but no reversion to the mean adjustment is applied.

                    American General Life Insurance Company

2.6 Deferred Policy Acquisition Costs ("DAC"), cost of Insurance Purchased ("CIP") and Deferred Sales Inducements (continued)

DAC and CIP related to interest-sensitive products are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment, net of deferred taxes, is included in unrealized investment gains (losses) in accumulated other comprehensive income within shareholder's equity.

The Company reviews the carrying amounts of DAC and CIP at least annually. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

The Company currently offers sales inducements, which may include enhanced crediting rates or bonus payments to contract holders, on certain of its products. Sales inducements provided to the contract holder are recognized as part of the liability for policyholder contract deposits on the consolidated balance sheet. The cost of such sales inducements are deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period.

2.7 Guaranteed Minimum Death Benefits

A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (i) the contract holder's account value, or (ii) a guaranteed minimum death benefit that varies by product ("the GMDB"). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated with interest at rates up to 3 percent per annum (subject to certain caps). The GMDB has issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The Company provides reserves for future GMDB-related benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in policyholders' benefits in the consolidated statement of income.

The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to policyholders' benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

2.8 Premium Recognition

Premiums for traditional life insurance products are recognized when due. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross received and the net premium is deferred and recognized in a constant relationship to insurance in force for life insurance contracts and to the amount of expected future benefit payments for annuity contracts.

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in other revenue in the consolidated statement of income. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC. Variable annuity and variable universal life fees, asset management fees and surrender charges are recorded as income when earned. Net retained broker dealer commissions are recognized as income on a trade date basis.

                    American General Life Insurance Company

2.9 Reinsurance

The Company generally limits its exposure to loss on any single insured to $10.0 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $15.0 million. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

A receivable is recorded for reinsured benefits, both paid and pending, which are recoverable from the reinsurer. Total reinsurance recoverables on ceded reinsurance contracts are included in accounts receivable. Reinsurance premiums are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

2.10 Participating Policy Contracts

Participating life insurance accounted for approximately 1.3 percent of life insurance in force at December 31, 2007.

Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $49.8 million, $49.4 million and $56.4 million in 2007, 2006 and 2005, respectively, and were included as part of policyholders' benefits in the consolidated statement of income.

2.11 Income Taxes

Deferred taxes and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgement about the realizability of the related deferred tax asset is included in income.

                    American General Life Insurance Company

2.12 Recently Issued Accounting Standards

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting for internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standard No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97"). SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 became effective on January 1, 2007 and generally affects the accounting for internal replacements occurring after that date. The adoption of this guidance did not have a material effect on the Company's consolidated financial condition or results of operations.

In February 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard No. 155, "Accounting for Certain Hybrid Financial Instruments, an amendment of Statement No. 133 and 140" ("FAS 155"). FAS 155 allows the Company to include changes in fair value in earnings on an instrument-by-instrument basis for any hybrid financial instrument that contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under Statement of Financial Accounting Standard No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The election to measure the hybrid instrument at fair value is irrevocable at the acquisition or issuance date. The Company elected to early adopt FAS 155 effective January 1, 2006 and apply FAS 155 fair value measurement to certain investments in its available for sale portfolio that existed at December 31, 2005. The effect of this adoption resulted in a $4.9 million aftertax ($7.5 million pretax) increase to retained earnings as of January 1, 2006.

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The effective date of this implementation guidance is January 1, 2007. No increase in the liability for unrecognized tax benefits was required upon adoption. See Note 8 for additional FIN 48 disclosures.

In July 2006, the FASB issued FASB Staff Position No. 13-2, "Accounting for a Change or Projected Change in the Timing of Cash Flows Relating to Income Taxes Generated by a Leveraged Lease Transaction" ("FSP 13-2"). FSP 13-2 addresses how a change or projected change in the timing of cash flows relating to income taxes generated by a leveraged lease transaction affects the accounting for the lease by the lessor, and directs that the tax assumptions be consistent with any FIN 48 uncertain tax position related to the lease. The Company adopted
FSP 13-2 on January 1, 2007. Upon adoption, the Company recorded a $49.8 million decrease to the opening balance of retained earnings, net of tax, to reflect the cumulative effect of this change in accounting.

                    American General Life Insurance Company

Future Application of Accounting Standards

The Company adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("FAS 157") on January 1, 2008, its required effective date. FAS 157 must be applied prospectively, except that the difference between the carrying amount and fair value of a stand-alone derivative or hybrid instrument measured using the guidance in EITF 02-3 on recognition of a trading profit at the inception of a derivative, is to be applied as a cumulative-effect adjustment to opening retained earnings on January 1, 2008. The implementation of FAS 157 did not have a material effect on the Company's consolidated financial condition or consolidated results of operations.

In February 2007, the FASB issued Statement of Financial Accounting Standard No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in income. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 permits the fair value option election on an instrument-by-instrument basis for eligible items existing at the adoption date and at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. The Company adopted FAS 159 on January 1, 2008, its required effective date. The Company did not make any fair value measurement elections upon initial adoption of FAS 159. The effect of FAS 159 on the Company's consolidated financial condition or results of operations prospectively directly depends on the nature and extent of eligible items elected to be measured at fair value

In June 2007, the AICPA issued SOP No. 07-1, "Clarification of the Scope of the Audit and Accounting Guide 'Audits of Investment Companies' and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies" ("SOP 07-1"). SOP 07-1 amends the guidance for whether an entity may apply the Audit and Accounting Guide, "Audits of Investment Companies" (the Guide) to Separate Accounts. In February 2008, the FASB issued an FSP indefinitely deferring the effective date of SOP 07-1.

In December 2007, the FASB issued Statement of Financial Accounting Standard No. 141 (revised 2007), "Business Combinations" ("FAS 141R"). FAS 141R changes the accounting for business combinations in a number of ways, including broadening the transactions or events that are considered business combinations, requiring an acquirer to recognize 100 percent of the fair values of assets acquired, liabilities assumed, and noncontrolling interests in acquisitions of less than a 100 percent controlling interest when the acquisition constitutes a change in control of the acquired entity, recognizing contingent consideration arrangements at their acquisition-date fair values with subsequent changes in fair value generally reflected in income, and recognizing preacquisition loss and gain contingencies at their acquisition-date fair values, among other changes. FAS 141R is required to be adopted for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008 (January 1, 2009 for the Company). Early adoption is prohibited. The Company is currently evaluating the effect FAS 141R will have on its consolidated financial condition or consolidated results of operations.

In December 2007, the FASB issued Statement of Financial Accounting Standard No. 160, "Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No.51" ("FAS160"). FAS160 requires noncontrolling (i.e., minority) interests in partially owned consolidated subsidiaries to be classified in the consolidated balance sheet as a separate component of consolidated shareholders' equity. FAS160, also establishes accounting rules for subsequent acquisitions and sales of noncontrolling interests and how noncontrolling interests should be presented in the consolidated statement of income. The noncontrolling interests' share of subsidiary income should be reported as a part of consolidated net income with disclosure of the attribution of consolidated net income to the controlling and noncontrolling interests on the face of the consolidated statement of income.

                    American General Life Insurance Company

Future Application of Accounting Standards (continued)

FAS 160 is required to be adopted in the first annual reporting period beginning on or after December 15, 2008 (January 1, 2009 for the Company) and earlier application is prohibited. FAS 160 must be adopted prospectively, except that noncontrolling interests should be reclassified from liabilities to a separate component of shareholders' equity and consolidated net income should be recast to include net income attributable to both the controlling and noncontrolling interests retrospectively. The Company is currently evaluating the effect FAS 160 will have on its consolidated financial condition or consolidated results of operations.

In March 2008, the FASB issued Statement of Financial Accounting Standard
No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" ("FAS 161"). FAS 161 changes the disclosure requirements for derivative instruments and hedging activities. The new standard is effective for fiscal periods beginning after November 15, 2008.

3. Investments

3.1 Investment Income

Investment income by type of investment was as follows for the years ended December 31 (in thousands):

                                            2007        2006        2005
                                         ----------  ----------  ----------
Investment income:
   Fixed maturities                      $3,404,775  $3,393,034  $3,265,962
   Equity securities                          9,935       2,852       3,435
   Mortgage loans on real estate            389,556     287,872     273,270
   Investment real estate                    11,922      10,475       9,903
   Policy loans                             105,452     103,191     100,787
   Partnerships and other invested
     assets                                 239,441     158,014      19,816
   Short-term investments                    31,511      35,420      28,263
                                         ----------  ----------  ----------
Gross investment income                   4,192,592   3,990,858   3,701,436
Investment expenses                         (39,558)    (35,419)    (80,130)
                                         ----------  ----------  ----------
Net investment income                    $4,153,034  $3,955,439  $3,621,306
                                         ==========  ==========  ==========

The carrying value of investments that produced no investment income during 2007 was less than 0.1 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

                    American General Life Insurance Company

3.2 Net Realized Investment Gains (Losses)

Realized gains (losses) by type of investment were as follows for the years ended December 31 (in thousands):

                                          2007       2006       2005
                                       ---------  ---------  ---------
Fixed maturities:
   Gross gains                         $ 125,453  $ 125,224  $ 204,217
   Gross losses                         (185,720)  (128,904)  (208,430)
                                       ---------  ---------  ---------
Total fixed maturities                   (60,267)    (3,680)    (4,213)
Equity securities:
   Gross gains                            11,549     17,272     32,750
   Gross losses                               --         (5)        --
Partnerships:
   Gross gains                             6,000      5,000      2,000
   Gross losses                               --    (14,000)    (2,000)
Derivatives:
   Gross gains                             4,672      2,000      5,162
   Gross losses                          (69,041)   (46,720)        --
Securities lending:
   Gross gains                                --         --         --
   Gross losses                         (194,892)        --         --
Other:
   Gross gains                            18,946     11,752     39,909
   Gross losses                           (1,835)   (39,011)    (4,859)
Other than temporary impairments        (520,798)  (222,262)  (121,600)
                                       ---------  ---------  ---------
Net realized investment gains (losses)  (805,666)  (289,654)   (52,851)
                                       =========  =========  =========

During 2007, 2006 and 2005, the Company's realized losses included write-downs of $520.8 million, $222.3 million and $121.6 million, respectively, for certain available-for-sale fixed maturity investments that experienced declines deemed other than temporary. The determination that a security has incurred an other-than-temporary decline in value and the amount of loss recognition requires the judgment of the Company's management and a continual review of its investments, as discussed in Note 2.

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale and securities lending collateral are reported at fair value. Cost or amortized cost and estimated fair value at December 31, 2007 and 2006 were as follows (in thousands):

                                      Cost or     Gross       Gross
                                     Amortized  Unrealized  Unrealized  Estimated
December 31, 2007                      Cost       Gains       Losses    Fair Value
-----------------                   ----------- ---------- -----------  -----------
Fixed maturities
   U.S. government obligations      $   156,774 $   37,104 $      (299) $   193,579
   Foreign government                   727,251     68,306      (8,811)     786,746
   Corporate securities              30,868,456  1,201,115    (590,037)  31,479,534
   Mortgage backed securities        13,403,286    187,056    (500,890)  13,089,452
   Other debt securities              3,010,063     91,388    (106,913)   2,994,538
   Redeemable preferred stock            72,162      1,035      (3,700)      69,497
                                    ----------- ---------- -----------  -----------
Total fixed maturities               48,237,992  1,586,004  (1,210,650)  48,613,346
                                    ----------- ---------- -----------  -----------
Equity securities                       109,358     43,479         (12)     152,825
Securities lending collateral        20,357,623        619  (1,347,859)  19,010,383
Investment in AIG                         8,597     38,635          --       47,232
                                    ----------- ---------- -----------  -----------
Total                               $68,713,570 $1,668,737 $(2,558,521) $67,823,786
                                    =========== ========== ===========  ===========

                                      Cost or     Gross       Gross
                                     Amortized  Unrealized  Unrealized  Estimated
December 31, 2006                      Cost       Gains       Losses    Fair Value
-----------------                   ----------- ---------- -----------  -----------
Fixed maturities
   U.S. government obligations      $   175,439 $   29,639 $      (856) $   204,222
   Foreign government                   709,116     87,008      (6,225)     789,899
   Corporate securities              32,331,649  1,287,187    (326,938)  33,291,898
   Mortgage backed securities        12,799,496    158,103    (136,714)  12,820,885
   Other debt securities              3,581,680     93,380     (42,851)   3,632,209
   Redeemable preferred stock            75,273      2,211      (5,081)      72,403
                                    ----------- ---------- -----------  -----------
Total fixed maturities               49,672,653  1,657,528    (518,665)  50,811,516
                                    ----------- ---------- -----------  -----------
Equity securities                        42,908     41,454      (1,048)      83,314
Securities lending collateral        17,344,914         --          --   17,344,914
Investment in AIG                         8,597     49,459          --       58,056
                                    ----------- ---------- -----------  -----------
Total                               $67,069,072 $1,748,441 $  (519,713) $68,297,800
                                    =========== ========== ===========  ===========

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

Net unrealized gains (losses) on investments included in accumulated other comprehensive income in shareholder's equity at December 31, 2007 were as follows (in thousands):

                                                  2007        2006        2005
Fixed maturity and equity securities          -----------  ----------  ----------
 Available for sale:
   Gross unrealized gains                     $ 1,668,737  $1,748,441  $2,122,498
   Gross unrealized losses                     (2,562,521)   (519,713)   (398,799)
Net unrealized gains on other invested assets     243,402      76,468      74,979
DAC, CIP and sales inducements                    (24,680)   (224,825)   (391,951)
Deferred federal income taxes                     238,322    (380,906)   (497,287)
                                              -----------  ----------  ----------
Net unrealized gains (losses) on investments  $  (436,740) $  699,465  $  909,440
                                              ===========  ==========  ==========

The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity securities available for sale and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2007 and 2006 (in thousands):

                                      Less than 12 Months      12 Months or More             Total
                                    Estimated    Unrealized  Estimated   Unrealized Estimated    Unrealized
December 31, 2007                   Fair Value     Losses    Fair Value    Losses   Fair Value     Losses
-----------------                   ----------- -----------  ----------- ---------- ----------- -----------
Fixed maturities
   U.S. government obligations      $        -- $        --  $     2,628 $    (299) $     2,628 $      (299)
   Foreign government                   137,891      (6,540)      26,219    (2,271)     164,110      (8,811)
   Corporate securities               8,570,804    (304,278)   4,412,699  (285,759)  12,983,503    (590,037)
   Mortgage backed securities         2,964,644    (276,078)   3,520,414  (224,812)   6,485,058    (500,890)
   Other debt securities                807,000     (56,000)     705,738   (50,913)   1,512,738    (106,913)
   Redeemable preferred stock            16,813      (1,344)      21,473    (2,356)      38,286      (3,700)
                                    ----------- -----------  ----------- ---------  ----------- -----------
Total fixed maturities               12,497,152    (644,240)   8,689,171  (566,410)  21,186,323  (1,210,650)
                                    ----------- -----------  ----------- ---------  ----------- -----------
Equity securities                         1,850         (12)          --        --        1,850         (12)
Securities lending collateral        15,387,728  (1,224,546)   1,157,228  (123,313)  16,544,956  (1,347,859)
                                    ----------- -----------  ----------- ---------  ----------- -----------
Total                               $27,886,730 $(1,868,798) $ 9,846,399 $(689,723) $37,733,129 $(2,558,521)
                                    =========== ===========  =========== =========  =========== ===========

                                      Less than 12 Months      12 Months or More             Total
                                                 Unrealized              Unrealized              Unrealized
December 31, 2006                   Fair Value     Losses    Fair Value    Losses   Fair Value     Losses
-----------------                   ----------- -----------  ----------- ---------- ----------- -----------
Fixed maturities
   U.S. government obligations      $     9,408 $      (126) $     5,094 $    (730) $    14,502 $      (856)
   Foreign government                    10,164      (6,225)          --        --       10,164      (6,225)
   Corporate securities               4,813,579    (121,005)   6,086,339  (205,933)  10,899,918    (326,938)
   Mortgage backed securities         1,259,556     (15,702)   6,642,120  (121,012)   7,901,676    (136,714)
   Other debt securities                358,844      (6,061)   1,070,284   (36,790)   1,429,128     (42,851)
   Redeemable preferred stock            30,492      (5,081)          --        --       30,492      (5,081)
                                    ----------- -----------  ----------- ---------  ----------- -----------
Total fixed maturities                6,482,043    (154,200)  13,803,837  (364,465)  20,285,880    (518,665)
                                    ----------- -----------  ----------- ---------  ----------- -----------
Equity securities                         5,931      (1,048)          --        --        5,931      (1,048)
Securities lending collateral                --          --           --        --           --          --
                                    ----------- -----------  ----------- ---------  ----------- -----------
Total                               $ 6,487,974 $  (155,248) $13,803,837 $(364,465) $20,291,811 $  (519,713)
                                    =========== ===========  =========== =========  =========== ===========

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

The Company regularly reviews its investments for possible impairments based on the criteria discussed in Note 2. The determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. As of December 31, 2007, all of the unrealized losses in the table shown above were considered to be temporary based on the results of this review.

The contractual maturities of fixed maturity securities at December 31, 2007 were as follows (in thousands):

                                                     Cost or
                                                    Amortized  Estimated
                                                      Cost     Fair Value
                                                   ----------- -----------
     Fixed maturity securities, excluding
       mortgage-backed securities:
        Due in one year or less                    $   447,332 $   453,929
        Due after one year though five years         4,979,130   5,208,665
        Due after five years though ten years        9,922,057  10,073,587
        Due after ten years                         19,486,187  19,787,713
     Mortgage-backed securities                     13,403,286  13,089,452
                                                   ----------- -----------
     Total fixed maturity securities               $48,237,992 $48,613,346
                                                   =========== ===========

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $16.3 billion, $16.4 billion and $29.5 billion, during 2007, 2006 and 2005, respectively.

At December 31, 2007, $44.1 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                    American General Life Insurance Company

3.4 Mortgage Loans on Real Estate

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75 percent or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 2007 and 2006 (in thousands):

                                    Outstanding Percent of    Percent
                                      Amount      Total    Nonperforming
                                    ----------- ---------- -------------
December 31, 2007
Geographic distribution:
   South Atlantic                   $1,255,992     19.7%        0.0%
   Pacific                           1,574,438     24.7%        0.0%
   Mid-Atlantic                      1,577,556     24.7%        0.0%
   East North Central                  548,413      8.6%        0.0%
   Mountain                            402,083      6.3%        0.0%
   West South Central                  434,872      6.8%        0.0%
   East South Central                  256,663      4.0%        0.0%
   West North Central                  106,557      1.7%        0.0%
   New England                         206,076      3.2%        0.0%
   Other                                21,164      0.3%        0.0%
Allowance for losses                        --      0.0%        0.0%
                                    ----------    -----
Total                               $6,383,814    100.0%
                                    ==========    =====
Property type:
   Office                           $2,631,482     41.3%        0.0%
   Retail                            1,277,372     20.0%        0.0%
   Industrial                          678,070     10.6%        0.0%
   Apartments                          890,395     13.9%        0.0%
   Hotel/motel                         508,885      8.0%        0.0%
   Other                               397,610      6.2%        0.0%
Allowance for losses                        --      0.0%        0.0%
                                    ----------    -----
Total                               $6,383,814    100.0%
                                    ==========    =====

                    American General Life Insurance Company

3.4 Mortgage Loans on Real Estate (continued)

                                        Outstanding Percent of    Percent
                                          Amount      Total    Nonperforming
                                        ----------- ---------- -------------
    December 31, 2006
    Geographic distribution:
       South Atlantic                   $1,031,455     21.0%        0.0%
       Pacific                           1,105,137     22.4%        0.0%
       Mid-Atlantic                      1,243,973     25.3%        0.0%
       East North Central                  501,226     10.2%        2.6%
       Mountain                            196,097      4.0%        0.0%
       West South Central                  310,326      6.3%        0.0%
       East South Central                  241,600      4.9%        0.0%
       West North Central                   96,157      2.0%       11.5%
       New England                         174,664      3.6%        0.0%
       Canada                               21,786      0.4%        0.0%
    Allowance for losses                    (4,206)    -0.1%        0.0%
                                        ----------    -----
    Total                               $4,918,215    100.0%        0.5%
                                        ==========    =====
    Property type:
       Office                           $2,035,908     41.4%       24.0%
       Retail                            1,147,946     23.4%        0.0%
       Industrial                          467,101      9.5%        0.0%
       Apartments                          778,821     15.8%        0.0%
       Hotel/motel                         179,171      3.6%        0.0%
       Other                               313,474      6.4%        0.0%
    Allowance for losses                    (4,206)    -0.1%        0.0%
                                        ----------    -----
    Total                               $4,918,215    100.0%        0.5%
                                        ==========    =====

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

4. Deferred Policy Acquisitions Costs, Cost of Insurance Purchased and Sales Inducements

The following reflects deferred policy acquisition costs and cost of insurance purchased which will be amortized against future income and the related current amortization charges to income, excluding certain amounts deferred and amortized in the same period (in thousands):

                                              2007        2006        2005
                                           ----------  ----------  ----------
Balance at January 1                       $4,877,000  $3,972,384  $3,260,541
   Capitalization                             766,076     921,193     833,211
   Accretion of interest/amortization        (411,794)   (188,138)   (375,941)
   Effect of unrealized (gains) losses on
     securities                               178,945     150,677     259,223
   Effect of realized (gains) losses on
     securities                                41,209      20,884      (4,650)
                                           ----------  ----------  ----------
Balance at December 31                     $5,451,436  $4,877,000  $3,972,384
                                           ==========  ==========  ==========

The Company periodically unlocks FAS 97 assumptions as necessary in accordance with GAAP. Depending on the product, DAC, unearned revenue reserves ("URR") and SOP 03-1 type reserves can be affected. During the fourth quarter of 2007, certain interest, lapse and expense assumptions were unlocked. The resulting decrease in DAC amortization of $32.2 million was effectively offset by increases in SOP 03-1 reserves and URR related to interest sensitive life products. The total 2007 impact was a $0.4 million increase to net liabilities. In 2006, DAC amortization decreased $134 million in connection with the valuation system migration of deferred annuities and interest sensitive life products.

A roll forward of the cost of insurance purchased ("CIP") for the years ended December 31 follows (in thousands):

                                                   2007      2006      2005
                                                 --------  --------  --------
Balance at January 1                             $351,469  $335,899  $324,920
   Deferral of renewal commissions                    101        --        --
   Accretion of interest/amortization             (11,445)   (5,970)   (9,561)
   Effect of unrealized (gains) losses on
     securities                                    19,200    18,449    23,672
   Effect of realized (gains) losses on
     securities                                      (882)    3,091    (3,132)
                                                 --------  --------  --------
Balance at December 31                           $358,443  $351,469  $335,899
                                                 ========  ========  ========

CIP amortization expected to be recorded in each of the next five years, from 2008 through 2012, is $11.3 million, $11.0 million, $10.6 million, $10.2 million, and $9.7 million, respectively.

Activity in deferred sales inducements for the years ended December 31 follows (in thousands):

                                                    2007      2006     2005
                                                  --------  -------  -------
Balance at January 1                              $ 82,128  $46,960  $27,692
   Deferrals                                        50,651   41,681   21,284
   Accretion of interest/amortization               (8,664)  (4,513)  (2,016)
   Effect of unrealized (gains) losses on
     securities                                      2,000   (2,000)      --
   Effect of realized (gains) losses on
     securities                                      1,000       --       --
                                                  --------  -------  -------
Balance at December 31                            $127,115  $82,128  $46,960
                                                  ========  =======  =======

During 2007 and 2006, the Company migrated certain blocks of reserves and deferred acquisition costs from various legacy valuation systems to a new valuation system, representing approximately $1.2 billion and $9.6 billion of reserves, as of December 31, 2007 and 2006 respectively, and $1.4 billion of DAC as of December 31,2006. The new system has the capability to refine estimates to a greater degree than previously possible using the older systems. This conversion resulted in an increase in GAAP reserves of $1.0 million as of December 31, 2007 and increases in reserves and DAC of $154.5 million and $136.3 million, respectively, as of December 31, 2006. The impact on pre-tax earnings was $1.0 million and $18.2 million for the years ended December 31, 2007 and 2006, respectively.

                    American General Life Insurance Company

5. Reserves for Guaranteed Benefits

Details concerning the Company's guaranteed minimum death benefit exposure including a return of net deposits plus a minimum return as of December 31, 2006 were as follows (in thousands):

                                                 2007         2006
                                             ------------ ------------
         Account value                       $ 48,252,208 $ 46,877,080
         Net amount at risk (a)                 1,052,868    1,322,330
         Average attained age of contract
           holders                                     57           57
         Range of guaranteed minimum return
           rates                              0.00%-3.00%  0.00%-3.00%
(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the consolidated balance sheet (in thousands):

                                                   2007     2006
                                                 -------  -------
             Balance at January 1                $ 5,338  $ 6,982
             Guaranteed benefits incurred         12,900    3,871
             Guaranteed benefits paid             (5,986)  (5,511)
                                                 -------  -------
             Balance at December 31              $12,252  $ 5,342
                                                 =======  =======

The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2007 and 2006:

    . Data used was 1,000 stochastically generated investment performance scenarios.

    .  Mean investment performance assumption was 10%.

    .  Volatility assumption was 16%.

    .  Mortality was assumed to be 70% to 87.5% of the 1983a and Ult.M tables.

    . Lapse rates vary by contract type and duration and range from 5% to 25%, with an average of 16%.

    .  The discount rate was 8%.

                    American General Life Insurance Company

6. Future Life Policy Benefits and Policyholder Contract Deposits

Substantially all of the Company's insurance and annuity liabilities relate to long-duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

Future policy benefits and policyholder contract deposit liabilities were as follows at December 31 (in thousands):

                                                 2007        2006
                                              ----------- -----------
          Future policy benefits:
             Ordinary life                    $ 5,549,363 $ 5,190,640
             Group life                            50,693      25,202
             Life contingent group annuities       74,437      83,159
             Life contingent annuities          6,560,572   5,678,513
             Terminal funding                     386,831     394,000
             Accident and health                  263,741     259,172
                                              ----------- -----------
          Total                               $12,885,637 $11,630,686
                                              =========== ===========
          Policyholder contract deposits:
             Annuities                        $35,724,091 $35,656,145
             Corporate-owned life insurance       330,981     342,807
             Universal life                     6,806,218   6,460,694
             Other contract deposits              173,061     182,067
                                              ----------- -----------
          Total                               $43,034,351 $42,641,713
                                              =========== ===========

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Interest, mortality, and surrender assumptions vary by product and are generally based upon actual experience at the time of issue. Interest assumptions used to compute individual life reserves ranged from 1 percent to 11 percent.

The liability for policyholder contract deposits has been established based on various assumptions. Interest rates credited for deferred annuities vary by year of issuance and range from 2.4 percent to 11.0 percent. This range is applicable to deferred annuity contracts where the crediting rates are not directly based on equity market returns. Current declared interest rates are generally guaranteed to remain in effect for a period of one year, though some are guaranteed for longer periods. Withdrawal charges generally range from 0.0 percent to 20.0 percent, grading to zero over a period of 0 to 19 years. Interest rates on corporate-owned life insurance are guaranteed at 3.0 or 4.0 percent, depending on policy form, and the weighted average rate credited in 2007 was 4.27 percent.

7. Other Assets

Other assets consisted of the following (in thousands):

                                                        December 31,
                                                      -----------------
                                                        2007     2006
                                                      -------- --------
        Prepaid expenses                              $ 39,178 $ 37,875
        Goodwill                                        56,037   37,951
        Computer software, net                          71,108   72,566
        Accounts receivable from brokers                72,564   53,960
        Property and equipment, net                    112,208   60,012
        Other assets                                    91,205   37,083
                                                      -------- --------
        Total other assets                            $442,300 $299,447
                                                      ======== ========

                    American General Life Insurance Company

8. Federal Income Taxes

8.1 Tax Liabilities

Income tax liabilities were as follows (in thousands):

                                                December 31,
                                             -------------------
                                               2007      2006
                                             -------- ----------
                Current tax liability        $ 15,220 $   52,860
                Net deferred tax liabilities  712,559  1,280,317
                                             -------- ----------
                   Income tax payable        $727,779 $1,333,177
                                             ======== ==========

The components of deferred tax liabilities and assets at December 31 were as follows (in thousands):

                                                      2007         2006
                                                  -----------  -----------
    Deferred tax liabilities applicable to:
       Deferred policy acquisition costs          $ 1,615,479  $ 1,418,736
       Basis differential of investments               73,398      218,891
       Net unrealized gains on debt and equity
         securities available for sale                     --      380,906
       Capitalized EDP                                 24,775       25,305
       Prepaid expenses                                    --        5,102
       Other                                               --      239,478
                                                  -----------  -----------
    Total deferred tax liabilities                  1,713,652    2,288,418

    Deferred tax assets applicable to:
       Policy reserves                               (617,564)  (1,003,225)
       Net unrealized losses on debt and equity
         securities available for sale               (238,322)          --
       Other                                         (145,207)      (4,876)
                                                  -----------  -----------
    Total deferred tax assets                      (1,001,093)  (1,008,101)
                                                  -----------  -----------
    Net deferred tax liabilities                  $   712,559  $ 1,280,317
                                                  ===========  ===========

For the tax year ending December 31, 2007, the Company will join in the filing of a consolidated federal income tax return with AIG. The Company has a written agreement with AIG under which each subsidiary agrees to pay AIG an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

On July 13, 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" (FIN 48), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The Company adopted the provisions of FIN 48 on January 1, 2007. On the date of adoption, the Company did not record any adjustment for uncertain tax liabilities.

                    American General Life Insurance Company

8. Federal Income Taxes (continued)

8.1 Tax Liabilities (continued)

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows (in thousands):

       Gross unrecognized tax benefits at December 31, 2006    $ 57,367
          Agreed audit adjustments with taxing authorities
            included in opening balance                           9,147
          Increases in tax positions for prior years              6,647
          Decreases in tax positions for prior years            (58,514)
                                                               --------
       Gross unrecognized tax benefits at December 31, 2007    $ 14,647
                                                               ========

At December 31, 2007, the Company's unrecognized tax benefits, excluding interest and penalties, were $14.6 million, which includes $2.6 million related to tax positions the disallowance of which would not affect the annual effective income tax rate.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At January 1, 2007 and December 31, 2007, the Company had accrued $2.2 million and $10.9 million, respectively, for the payment of interest and penalties. For the year ended December 31, 2007, the Company recognized $8.6 million of interest (net of federal benefit) and penalties in the statement of income.

The Internal Revenue Service ("IRS") is currently examining the Company's tax returns for the taxable years 2000 to 2002. Although the final outcome of any issues raised in examination is uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company's taxable years 2000-2006 remain subject to examination by major tax jurisdictions.

8.2 Tax Expense

Components of income tax expense (benefit) for the years ended December 31 were as follows (in thousands):

                                                   2007      2006       2005
                                                 --------  --------  ---------
Income tax at statutory percentage of pretax
  income                                         $352,042  $512,820  $ 561,589
Non-conventional fuel source credits              (58,164)  (89,803)  (142,767)
Dividends received deduction                      (37,472)  (24,419)   (28,583)
Prior year corrections                            (22,721)    7,113    (10,989)
Other credits, taxes and settlements                7,347   (13,406)     1,331
                                                 --------  --------  ---------
Income tax expense                               $241,032  $392,305  $ 380,581
                                                 ========  ========  =========

                    American General Life Insurance Company

9. Transactions With Affiliates

Notes receivable from affiliates were as follows (in thousands):

                                          December 31, 2007    December 31, 2006
                                         -------------------- --------------------
                                         Par Value Fair Value Par Value Fair Value
                                         --------- ---------- --------- ----------
American General Corporation,
  9.375%, due 2008                       $     --   $     --  $  4,725   $  4,297
Transatlantic Holdings Inc.,
  Promissory notes, 5.75%, due 2015       164,000    163,175   164,000    163,358
AGC Life, Promissory notes,
  5.02%, due 2010                         116,000    116,000   116,000    116,000
American General Corporation,
  Promissory notes, 5.57%, due 2011       415,000    415,000   415,000    415,000
Castle Trust 2, Asset backed notes,
  5.26%, due 2026                          33,853     33,305    36,944     36,021
Castle Trust 2, Asset backed notes,
  8.26%, due 2026                           7,832      7,832    13,155     13,563
AIG Global Real Estate Investment Corp.,
  Mortgages assumed September 28, 2007     92,083     92,083        --         --
                                         --------   --------  --------   --------
Total notes receivable from affiliates   $828,768   $827,395  $749,824   $748,239
                                         ========   ========  ========   ========

Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from AIG or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The Company paid approximately $60.6 million, $69.9 million and $66.9 million for such services in 2007, 2006 and 2005, respectively. Accounts payable for such services at December 31, 2007 and 2006 were not material. The Company rents facilities and provides services on an allocated cost basis to various affiliates. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly owned, non-life insurance subsidiary, American General Life Companies ("AGLC"). AGLC provides shared services, including technology, to a number of AIG's life insurance subsidiaries. The Company received approximately $280.0 million, $354.8 million and $329.2 million for such services and rent in 2007, 2006 and 2005, respectively. Accounts receivable for rent and services at December 31, 2007 and 2006 were not material.

As a matter of Company policy, derivative contracts are generally executed with AIG Financial Products Corp. ("AIGFP"), an affiliated financial products company. From time to time, derivatives will be entered into with unaffiliated parties in conjunction with private placement investments.

Effective August 1, 2003, the Company and AIG Life Insurance Company of Bermuda ("AIGB") entered into a Cut-through Agreement pursuant to which insureds, their beneficiaries and owners were granted a direct right of action against the Company in the event AIGB becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by AIGB. The Cut-through Agreement was approved by the Texas Department of Insurance. The amount of the retained liability on AIGB's books related to this agreement totaled $405,000 at December 31, 2007 and $340,000 at December 31, 2006. The Company believes the probability of loss under this agreement is remote.

                    American General Life Insurance Company

Effective June 23, 2003, the Company entered into a Cut-through Agreement with AIG Life of Canada ("AIGC") pursuant to which claimants were granted a direct right of action against the Company in the event AIGC becomes insolvent or otherwise cannot or refuses to perform its obligations under certain structured settlement contracts issued by AIGC. On November 6, 2003, the Company filed the Cut-through Agreement with the Texas Department of Insurance ("the Department"). In early 2005, the Company discussed this Cut-through Agreement with the Department and a reserve was established under these contracts that would not exceed $300 million without the consent of the Department. In 2007, the Company proposed entering into an agreement with AIGC to reinsure these obligations effective January 1, 2008, and filed the agreement for approval by the Department under the Texas Insurance Holding Company Act. The proposed reinsurance agreement, if approved, will incorporate the Cut-through Agreement as an endorsement. The reserves recorded by AIGC, related to these contracts, totaled $620.3 million at December 31, 2007 and $362.0 million at December 31, 2006. The Company believes the probability of loss under this agreement is remote.

On September 23, 2003, the Company purchased 68 percent of the non-voting preferred equity issued by Castle 2003-1 Trust ("Castle 1 Trust") for $182.3 million. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle 1 Trust are held by affiliates of the Company. Castle 1 Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle 1 Trust and its wholly owned subsidiaries is limited to buying, owning, leasing and selling a portfolio of commercial jets. Castle 1 Trust is consolidated in the Company's financial statements.

During 2004, the Company purchased 38.7% of the non-voting preferred equity issued by Castle Trust 2003-II ("Castle Trust 2") for $116.6 million. The remaining non-voting equity interest and 100% of the voting equity of Castle Trust are held by various affiliates of the Company. The business of Castle Trust 2, and its wholly owned subsidiaries, is limited to buying, owning, leasing and selling a portfolio of aircraft. The purchase was funded by a capital contribution received from AGC Life Insurance Company. The Company's investment in Castle Trust 2 is reported in partnerships on the consolidated balance sheet.

On January 14, 2004, the Company purchased $65 million of fixed-rate asset-backed notes issued by Castle Trust 2. The notes mature on November 15, 2026 and are included in notes receivable from affiliates on the consolidated balance sheet.

On December 29, 2004, the Company purchased from an affiliate, Ambler Holding Corp., all of the Class D membership interests in Spicer Energy II LLC ("Spicer"), which owned three synthetic fuel production facilities. The Company reported this investment in partnerships on the consolidated balance sheet and applied the equity method of accounting, recording its proportionate share of Spicer's operating losses, and recognizing tax credits generated by the synthetic fuel production. The synthetic fuel tax credits available under the Internal Revenue Code expired as of December 31, 2007 and Spicer ceased operations at that time. At December 31, 2007, the carrying value of the investment was zero.

On December 7, 2005, the Company acquired 5.75% Senior Notes due December 14, 2015, issued by Transatlantic Holdings, Inc., an affiliate of the Company, at a cost of $163.2 million. Other affiliates of the Company are holders of the same class of securities.

                    American General Life Insurance Company

Effective May 31, 2006, ownership of American General Securities, Inc. ("AGSI") was transferred from American General Equity Services Corp. ("AGESC"), a wholly owned subsidiary of the Company, to AIG Advisor Group, Inc., an indirect wholly owned subsidiary of AIG, through a series of related party dividends and contributions within AIG-owned companies.

On September 25, 2006, the Company purchased 27% of an unaffiliated mortgage loan at its estimated fair market value of $8.8 million, from SunAmerica Life Insurance Company (an affiliate), which included a purchase premium of $0.5 million.

American Home Assurance Company ("American Home"), an indirect wholly owned subsidiary of AIG, has terminated the General Guarantee Agreement dated
March 3, 2003 ("the Guarantee") with respect to prospectively issued policies and contracts issued by the Company. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern Time ("Point of Termination"). Pursuant to its terms, the Guarantee does not apply to any group or individual policy, contract or certificate issued after the Point of Termination. The Guarantee will continue to cover the policies, contracts and certificates with a date of issuance earlier than the Point of Termination until all insurance obligations under such policies, contracts and certificates are satisfied in full. American Home's audited statutory financial statements are filed with the SEC in the Company's registration statements for its variable products that were issued prior to the Point of Termination.

On September 28, 2007, the Company purchased two commercial real estate properties and partnership interests in another commercial real estate property from affiliated companies. The intent of the transactions was to consolidate and simplify the ownership structure of real estate located in the AIG office complex in Houston, Texas and occupied in part by AIG affiliates. The property interests were purchased with cash at market value, based upon independent third-party investment value appraisals of the buildings and land. The Company previously held a 1.91% interest in a partnership, 2929 Allen Parkway LP, whose assets consisted primarily of an office tower and land. The Company purchased all of the remaining interests in the partnership from affiliates. The Company dissolved the partnership and took direct ownership of the real estate on December 31, 2007.

As of September 28, 2007, AIG Global Real Estate Investment Corp. (an affiliate), assumed $91.8 million of commercial mortgage loans from the Company. These mortgage loans had previously been unaffiliated.

10. Benefit Plans

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

                    American General Life Insurance Company

11. Derivative Financial Instruments

11.1 Use of Derivative Financial Instruments

The Company's use of derivative financial instruments is generally limited to interest rate swaps, currency swaps, S&P 500 index options and Treasury note and U.S. long bond futures as economic hedges of certain financial assets and liabilities as follows:

Derivative Instrument                         Economically Hedged Item
---------------------                         ------------------------
Interest rate and currency swaps              Private placement bonds
S&P index, Dow Jones EURO STOXX 50,           Equity-indexed policy liabilities
  and Hang Seng Index options                 on certain universal life and
                                              annuity policies
Treasury note and long bond futures           Bonds purchased for short-term
                                              (trading) purposes

The Company believes that such hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting.

With the exception of premiums required for the purchase of publicly-traded or over-the-counter traded S&P 500 Index, Dow Jones EURO STOXX 59 and Hang Seng Index options and futures, derivatives contracts purchased by the Company require no up-front cash payment and provide for net settlement.

11.2 Risks Inherent In the Use of Derivatives

Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective economic hedges, the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities). Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis. Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts.

11.3 Interest Rate and Currency Swap Agreements

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis and to convert certain fixed rates to different fixed rates. Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates.

Swap agreements have terms of two to twenty-two years. Interest rate and currency swap agreements related to investment securities at December 31 were as follows (in thousands):

                                                 2007        2006
                                              ----------  ----------
          Interest rate swap agreements:
             Notional amount                  $1,209,000  $1,275,000
             Fair value                           (8,000)    (15,000)
          Currency swap agreements:
             Notional amount                     890,184     772,000
             Fair value                         (149,027)    (97,000)

                    American General Life Insurance Company

11.4 Index Options

S&P 500 index options (puts and calls) are purchased as economic hedges of index-based exposures inherent in the Company's equity-indexed universal life and annuity products. Such options generally have terms of one or two years. The Company has procedures in place to economically match option purchases to policy liabilities. Contracts outstanding at December 31 were as follows (in thousands):

                                             2007                2006
                                      ------------------- -------------------
                                      Notional Fair Value Notional Fair Value
                                      -------- ---------- -------- ----------
  Calls:
     One-year (or less) contracts     $482,389  $13,903   $319,314  $26,236
     Two-year contracts                 59,510    4,688     41,221    4,278
     Five-year contracts                65,076   20,609         --       --

11.5 Futures

The Company purchases and sells short futures (Treasury note and U.S. long bond) to offset interest rate exposures on certain bonds purchased for the trading portfolio. The fair value of futures outstanding was zero at December 31, 2007 and December 31, 2006, respectively.

12. Fair Value of Financial Instruments

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below.

                                                2007                2006
                                         ------------------- -------------------
                                                    Carrying            Carrying
                                         Fair Value  Amount  Fair Value  Amount
                                         ---------- -------- ---------- --------
                                                      (In millions)
Assets
Cash                                      $   461   $   461   $   247   $   247
Fixed maturity and equity securities       49,008    49,008    51,198    51,198
Mortgage loans on real estate               6,392     6,384     5,041     4,918
Policy loans                                1,909     1,847     1,840     1,820
Short-term investments                        476       476        42        42
Derivative assets                              40        40        32        32
Partnerships & other invested assets        4,790     4,790     3,483     3,483
Investment in Parent Company                   47        47        58        58
Notes receivable from affiliates              827       827       748       748
Securities lending collateral              19,010    19,010    17,345    17,345
Assets held in separate accounts           32,315    32,315    30,272    30,272

Liabilities
Investment contracts                       33,843    35,338    32,752    35,343
Dividend accumulations                        869       869       884       884
Derivative liabilities                        158       158       114       114
Securities lending payable                 20,608    20,608    17,345    17,345
Liabilities related to separate accounts   32,315    32,315    30,272    30,272

The following methods and assumptions were used to estimate the fair value of financial instruments:

Cash and Short-Term Investments

Carrying value is considered to be a reasonable estimate of fair value.

                    American General Life Insurance Company

Fixed Maturity and Equity Securities

The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. The Company obtains market price data to value financial instruments whenever such information is available. Market price data generally is obtained from market exchanges or dealer quotations. The types of instruments valued based on market price data include G-7 government and agency securities, equities listed in active markets, and investments in publicly traded mutual funds with quoted market prices.

The Company estimates the fair value of fixed income instruments not traded in active markets by referring to traded securities with similar attributes and using a matrix pricing methodology. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, and other relevant factors. The types of fixed income instruments not traded in active markets include non-G-7 government securities, municipal bonds, certain hybrid financial instruments, most investment-grade and high-yield corporate bonds, and most mortgage- and asset-backed products.

The Company initially estimates the fair value of equity instruments not traded in active markets by reference to the transaction price. This valuation is adjusted only when changes to inputs and assumptions are corroborated by evidence such as transactions in similar instruments, completed or pending third-party transactions in the underlying investment and other transactions across the capital structure, offerings in the equity capital markets, and changes in financial ratios or cash flows.

For equity and fixed income instruments that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

Mortgage Loans on Real Estate

Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates. Fair value for collateral, commercial and guaranteed loans is based primarily on independent pricing services, broker quotes and other independent information.

Policy Loans

Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions incorporating market rates.

Partnerships

Fair value of partnerships is based upon the fair value of the net assets of these investments as determined by the general partners.

Investment in AIG

The fair value of the investment in AIG is based on quoted market prices of AIG common stock.

Notes Receivable from Affiliates

Fair value of promissory notes and asset backed notes from affiliates were based on quoted market prices, where available. For investments not actively traded, fair value was estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

Securities Lending Collateral / Securities Lending Payable

Securities lending collateral is invested in short-term investments and fixed maturity securities, primarily floating-rate bonds. The carrying value of short-term investments is considered to be a reasonable estimate of fair value. Securities lending collateral investments in fixed maturity securities are carried at fair value, which is based principally on independent pricing services, broker quotes and other independent information, consistent with the valuation of other fixed maturity securities.

The contract values of securities lending payable approximate fair value as these obligations are short-term in nature.

                    American General Life Insurance Company

Assets and Liabilities Related to Separate Accounts

The fair value of separate account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds held in separate accounts.

Derivative Financial Instruments

Fair value of derivative asset and liabilities is based on the use of valuation models that utilize, among other things, current interest, foreign exchange and volatility rates, as applicable.

Investment Contracts

Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

Dividend Accumulation

Fair value of dividend accumulation is the accumulated value of dividend to be paid to the policyholder with interest.

13. Commitments and Contingencies

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

The Company is party to various lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations, cash flows and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

The Company had unfunded investment commitments totaling $1,377.6 million of which $1,116.4 million was committed to fund limited partnership investments. The company also had $261.2 million in commitments relating to mortgage loans at December 31, 2007.

All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2007 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. The liability is not material to the Company's results of operations or consolidated financial position.

At December 31, 2007, future scheduled minimum lease payments, including an estimated U.S. dollar equivalent for lease payments denominated in Euros using an exchange rate in effect at December 31, 2007, to be received by Castle 1 Trust under operating leases for the year ended December 31 are as follows (in thousands):

                            2008            $109,225
                            2009             102,752
                            2010              82,983
                            2011              65,685
                            2012              39,204
                            Thereafter        34,405
                                            --------
                            Total           $434,254
                                            ========

                    American General Life Insurance Company

While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued represents the Company's best estimate of its liability, this estimate may change in the future.

On November 1, 2002, the Company and various affiliates entered into an inter-affiliate credit facility (the "facility"), under which the Company commits to make loans to AIG. The maximum aggregate amount of the Company's commitment is currently $160.0 million. Such loans may take the form of variable rate loans that pay the higher of the federal funds rate plus 0.5 percent or the prime rate, or fixed rate loans that pay LIBOR plus a specific margin. AIG has the option, at the commitment termination date, to convert any outstanding loan balances to one-year term. The current commitment termination date is September 6, 2008. The Company receives annual facility fees of .025%. No loans were funded during 2007 or 2006.

AGL owns interests in certain limited liability companies ("LLCs") which invested in six coal synthetic fuel production facilities. The sale of coal synthetic fuel produced by these six facilities generated income tax credits. Since acquiring the facilities, AGL has recognized approximately $594 million of synfuel tax credits through December 31, 2007. By letters dated February 17, 2006, the IRS field agents have advised the LLCs that all six production facilities were placed in service before July 1, 1998 and that they will withdraw the 60-day letters issued to the LLCs.

The Company generated income tax credits as a result of investing in synthetic fuel under production. Tax credits generated from the production and sale of synthetic fuel under the Internal Revenue Code are subject to an annual phase-out provision that is based on the average wellhead price of domestic crude oil. The price range within which the tax credits are phased-out was originally established in 1980 and is adjusted annually for inflation. Depending on the price of domestic crude oil for a particular year, all or a portion of the tax credits generated in that year might be eliminated. The Company evaluated the production levels of its synthetic fuel production facilities in light of the risk of phase-out of the associated tax credits. As a result of fluctuating domestic crude oil prices, the Company evaluated and adjusted production levels when appropriate in light of this risk. The tax credits expired on December 31, 2007.

Prior to 2006, net premiums and losses retained by the Company, after retro-cessions to various quota share reinsurers, were 100% retro-ceded to another AIG subsidiary, American General Assurance Company ("AGAC"). During 2006, the agreement with AGAC terminated and the retrocession was recaptured.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

In February 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolved outstanding investigations conducted by the SEC, NYAG and DOI in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts. The Company received permanent permission from the SEC in September 2007.

                    American General Life Insurance Company

14. Reinsurance

Reinsurance transactions for the years ended December 31, 2007, 2006 and 2005 were as follows (in thousands):

                                                                                      Percentage
                                                               Assumed                of Amount
                                               Ceded to Other From Other               Assumed
                                  Gross Amount   Companies    Companies   Net Amount    to Net
                                  ------------ -------------- ---------- ------------ ----------
December 31, 2007
Life insurance in force           $650,105,100  $139,319,974  $3,208,711 $513,993,837    0.62%
                                  ============  ============  ========== ============
Premiums:

   Life insurance and annuities      2,598,242       594,393      14,651    2,018,500    0.73%
   Accident and health insurance        28,131         7,929       9,959       30,161   33.02%
                                  ------------  ------------  ---------- ------------
Total premiums                    $  2,626,373  $    602,322  $   24,610 $  2,048,661    1.20%
                                  ============  ============  ========== ============
December 31, 2006
Life insurance in force           $589,468,232  $140,037,494  $2,816,826 $452,247,564    0.62%
                                  ============  ============  ========== ============
Premiums:

   Life insurance and annuities      2,498,746       525,132      12,259    1,985,873    0.62%
   Accident and health insurance        27,548         1,659         196       26,085    0.75%
                                  ------------  ------------  ---------- ------------
Total premiums                    $  2,526,294  $    526,791  $   12,455 $  2,011,958    0.62%
                                  ============  ============  ========== ============
December 31, 2005
Life insurance in force           $502,899,091  $139,656,195  $3,081,688 $366,324,584    0.84%
                                  ============  ============  ========== ============
Premiums:

   Life insurance and annuities      2,391,048       456,696      14,397    1,948,749    0.74%
   Accident and health insurance        25,590         2,926       1,927       24,591    7.84%
                                  ------------  ------------  ---------- ------------
Total premiums                    $  2,416,638  $    459,622  $   16,324 $  1,973,340    0.83%
                                  ============  ============  ========== ============

Reinsurance recoverable on paid losses was approximately $59.5 million, and $32.9 million, at December 31, 2007 and 2006, respectively. Reinsurance recoverable on unpaid losses was approximately $202.6 million, and $139.6 million at December 31, 2007 and 2006, respectively.

Total reinsurance recoverables are included in accounts receivable on the consolidated balance sheet.

                    American General Life Insurance Company

In December 2002, the Company entered into a coinsured/modified coinsurance agreement with AIGB, an affiliate. The agreement has an effective date of March 1, 2002. Under the agreement, AIGB reinsures 100% quota share of the Company's liability on virtually all level term and universal life products issued by the Company with issue dates on or after March 1, 2002. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. This agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting is applied.

For the year ending December 31, 2007, the Company incorporated, a wholly owned subsidiary, Pine Vermont Reinsurance Company ("Pine Vermont") with a contribution of $250,000. Pine Vermont is domiciled in Vermont but had not yet obtained an insurance company license at December 31, 2007.

15.Shareholder's Equity

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The Company's stock is held by its immediate parent, AGC Life Insurance Company.

The Company paid $550 million, $200 million and $440 million in dividends on common stock to AGC Life in 2007, 2006 and 2005, respectively. The Company also paid $680,000 in dividends on preferred stock to AGC Life in 2007, 2006 and 2005. In addition, the Company paid a non-cash dividend of $7.5 million to the Parent Company during 2006.

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2007, approximately $10.1 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $4.0 billion of consolidated shareholder's equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to AGC Life are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10 percent of policyholders' surplus or the previous year's statutory net gain from operations.

16.Subsequent Events

The Company received a capital contribution of $400.0 million from its Parent in February 2008.

The Puerto Rico Office of the Commissioner of Insurance ("Commissioner") issued a letter dated February 27, 2008 approving the merger of AIG Life Insurance Company of Puerto Rico ("AIG Puerto Rico") a subsidiary of AIG, into the Company subject to: (i) the approval and completion of the merger in accordance with the laws of the State of Texas by the Texas Department of Insurance ("Texas Department"), and (ii) submission to the Commissioner of the Texas Department's approval documentation. The Texas Department issued an unsigned copy of its Order approving the merger on March 18, 2008 which provides for an effective merger date of January 1, 2008. The Company anticipates that barring any unforeseen circumstances the Order will be finalized and signed by the Texas Department in the near future.

Pro forma consolidated results at December 31, had AIG Puerto Rico been acquired on January 1, 2005, were as follows (in thousands):

                                           2007         2006         2005
                                       ------------ ------------ ------------
   Total Assets                        $123,723,378 $117,820,720 $109,668,898
   Total Liabilities                   $113,531,702 $106,689,912 $ 99,240,852
   Total Revenue                       $  6,713,715 $  6,845,289 $  6,720,305
   Total Net Income                    $    766,066 $  1,074,247 $  1,225,548

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)  Financial statements.

     The following financial statements are incorporated by reference or included herein, as indicated below, to this Registration Statement:

     (1) Audited financial statements of Separate Account D of American General Life Insurance Company for the year ended December 31, 2007 are included in Part B of the registration statement.

     (2) Audited consolidated financial statements of American General Life Insurance Company for the year ended December 31, 2007, for the year ended December 31, 2006 and for the year ended December 31, 2005 (restated), are included in Part B of the registration statement.

(b)  Exhibits.

     (1)(a) Certified resolutions regarding organization of Separate Account D of American General Life Insurance Company. (1)

     (2)           N/A

     (3)(a) Distribution Agreement between American General Life Insurance Company and American General Equity Services Corporation, effective October 1, 2002. (10)

     (3)(b)        Form of Selling Group Agreement. (8)

     (3)(c) Schedule of Commissions (Incorporated by reference from the text included under the heading "Distribution of the Contracts" in the Statement of Additional Information that is filed as part of this Registration Statement).

     (4)(a)        Form of Immediate Variable Annuity Contract, Form No. 03017.
                   (3)

     (5)(a)        Specimen form of Single Premium Immediate Annuity
                   Application. (3)

     (5)(b) Specimen Form of Single Premium Immediate Variable Annuity Application Supplement for Variable Contracts, Form No. AGLC100819-2003 Rev 0406. (30)

     (5)(c) Form of Service Request for Single Premium Immediate Variable Annuity, Form No. AGLC101315 Rev0506. (30)

     (5)(d) Form of Withdrawal Form for Single Premium Immediate Variable Annuity, Form No. AGLC101317. (28)

     (5)(e) Form of Customer Service Form for Single Premium Immediate Variable Annuity, Form No. AGLC101319. (28)

     (6)(a) Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991.
                   (4)

     (6)(b) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995. (5)

     (6)(c) By-Laws of American General Life Insurance Company, restated as of June 8, 2005. (29)

     (7)(a) Form of Reinsurance Agreement between American General Life Insurance Company and General & Cologne Life Re of America.
                   (31)

     (7)(b) Form of Reinsurance Agreement between American General Life Insurance Company and Munich American Reassurance Company.
                   (31)

     (7)(c) Form of Reinsurance Agreement between American General Life Insurance Company and RGA Reinsurance Company. (31)

     (7)(d) Form of Reinsurance Agreement between American General Life Insurance Company and Swiss Re Life & Health America, Inc.
                   (31)

     (8)(a)(i) Form of Participation Agreement by and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (9)

     (8)(a)(ii) Form of Amendment Four to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (17)

     (8)(a)(iii) Form of Amendment Six to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (25)

     (8)(a)(iv) Form of Amendment Seven to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (3)

     (8)(b)(i) Form of Participation Agreement by and among The Alger American Fund, American General Life Insurance Company and Fred Alger & Company, Incorporated. (26)

     (8)(b)(ii) Form of Amendment One to Participation Agreement by and among The Alger American Fund, American General Life Insurance Company and Fred Alger & Company, Incorporated. (3)

     (8)(c)(i) Form of Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. (15)

     (8)(c)(ii) Form of Amendment One to Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. (6)

     (8)(c)(iii) Form of Amendment No. 2 to Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. and American Century Investment Services, Inc. (27)

     (8)(d)(i) Form of Participation Agreement by and between American General Life Insurance Company, Warburg Pincus Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. (7)

     (8)(e)(i) Form of Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and American General Life Insurance Company. (33)

     (8)(f)(i) Form of Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Equity Services Corporation, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., dated as of October 1, 2002. (21)

     (8)(f)(ii) Form of Amendment No. 3 to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Equity Services Corporation, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., dated as of March 31, 2006. (16)

     (8)(g)(i) Form of Participation Agreement by and between American General Life Insurance Company and J.P. Morgan Series Trust
                   II. (7)

     (8)(g)(ii) Form of Amendment No. 1 to Participation Agreement by and between American General Life Insurance Company and J.P. Morgan Series Trust II. (26)

     (8)(h)(i) Form of Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (7)

     (8)(h)(ii) Form of Amendment No. 1 to Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (22)

     (8)(h)(iii) Form of Amendment No. 3 to Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (3)

     (8)(i)(i) Form of Participation Agreement Among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (9)

     (8)(i)(ii) Form of Amendment Five to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (7)

     (8)(i)(iii) Form of Amendment Six to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (22)

     (8)(i)(iv) Form of Amendment Nine to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (3)

     (8)(i)(v) Form of Letter Agreement between Massachusetts Financial Services, MFS Variable Insurance Trust and American General Life Insurance Company, dated December 19, 2005. (31)

     (8)(j)(i) Sales Agreement by and between American General Life Insurance Company, Neuberger & Berman Advisors Management Trust and Neuberger & Berman Management Incorporated. (15)

     (8)(j)(ii) Form of Assignment and Modification Agreement to Fund Participation Agreement (formerly known as Sales Agreement) by and between

                   Neuberger & Berman Management Incorporated and American General Life Insurance Company. (15)

     (8)(j)(iii) Form of Amendment to Fund Participation Agreement by and between Neuberger Berman Management Inc., Neuberger Berman Advisers Management Trust and American General Life Insurance Company. (3)

     (8)(k)(i) Form of Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. (19)

     (8)(k)(ii) Form of Amendment No. 1 to Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. (23)

     (8)(l)(i) Form of Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributor LLC. (7)

     (8)(l)(ii) Form of Amendment No. 1 to Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributor LLC.
                   (23)

     (8)(m)(i) Form of Participation Agreement by and Among Pioneer Variable Contracts Trust, American General Life Insurance Company, on its own Behalf and on Behalf of Each of the Segregated Asset Accounts, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (21)

     (8)(m)(ii) Form of Amendment No. 1 to Participation Agreement by and Among Pioneer Variable Contracts Trust, American General Life Insurance Company, on its own Behalf and on Behalf of Each of the Segregated Asset Accounts, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (23)

     (8)(n)(i) Form of Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and American General Life Insurance Company. (9)

     (8)(n)(ii) Form of Amendment Two to Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and American General Life Insurance Company. (3)

     (8)(o)(i) Form of Participation Agreement by and among American General Life Insurance Company and SunAmerica Series Trust. (18)

     (8)(o)(ii) Form of Addendum to Fund Participation Agreement For Class A Shares by and between SunAmerica Series Trust and American General Life Insurance Company. (27)

     (8)(o)(iii) Form of Amendment to Participation Agreement by and among American General Life Insurance Company and SunAmerica Series Trust, dated July 2, 2003. (3)

     (8)(p)(i) Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (12)

     (8)(p)(ii) Amendment One to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (11)

     (8)(p)(iii) Form of Amendment Six to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Securities Incorporated. (17)

     (8)(p)(iv) Form of Amendment Seven to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Securities Incorporated. (22)

     (8)(p)(v) Form of Amendment Nine to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Distributors, Inc. (24)

     (8)(p)(vi) Form of Amendment Ten to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Distributors, Inc. (3)

     (8)(q)(i) Form of Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and American General Life Insurance Company. (7)

     (8)(q)(ii) Form of Amendment to Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard

                   Marketing Corporation and American General Life Insurance Company. (27)

     (8)(r)(i) Form of Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (13)

     (8)(r)(ii) Amendment One to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company dated as of July 21, 1998. (11)

     (8)(r)(iii) Form of Amendment Two to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (7)

     (8)(r)(iv) Form of Amendment Three to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company.
                   (17)

     (8)(r)(v) Form of Amendment Four to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (3)

     (8)(s)(i) Form of Administrative Services Agreement between American General Life Insurance Company and fund distributor. (5)

     (8)(t)(i) Form of Amended and Restated Administrative Services Agreement between American General Life Insurance Company and A I M Advisors, Inc. (27)

     (8)(u)(i) Form of Services Agreement Class O between Fred Alger Management, Inc. and American General Life Insurance Company.
                   (26)

     (8)(v)(i) Form of Administrative Services Agreement by and between American General Life Insurance Company and Credit Suisse Asset Management, LLC. (7)

     (8)(w)(i) Form of Service Agreement by and between Fidelity Distributors Corporation and American General Equity Services Corporation, effective October 1, 2002. (26)

     (8)(w)(ii) Form of First Amendment to Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and American General Life Insurance Company. (32)

     (8)(x)(i) Form of Amended and Restated Service Contract by and between Fidelity Distributors Corporation and American General Equity Services Corporation, effective May 1, 2006. (32)

     (8)(y)(i) Form of Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, Inc., dated as of July 1, 1999. (14)

     (8)(y)(ii) Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC, effective November 1, 2001. (20)

     (8)(y)(iii) Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC, effective May 1, 2003. (26)

     (8)(y)(iv) Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC. (3)

     (8)(z)(i) Form of Administrative Services Agreement by and between American General Life Insurance Company and JPMorgan Chase Bank, effective May 1, 2003. (26)

     (8)(aa)(i) Form of Indemnification Letter Agreement by and between J.P. Morgan Investment Management Inc. and American General Life Insurance Company. (27)

     (8)(bb)(i) Form of Distribution and Shareholder Services Agreement by and between Janus Distributors, Inc. and American General Life Insurance Company. (7)

     (8)(cc)(i) Form of Administrative Services Agreement by and between American General Life Insurance Company and Neuberger & Berman Management Incorporated. (15)

     (8)(cc)(ii) Form of Amendment to Administrative Services Agreement by and between American General Life Insurance Company and Neuberger & Berman Management Incorporated. (3)

     (8)(dd)(i) Form of Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (19)

     (8)(dd)(ii) Form of Amendment No. 1 to Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (23)

     (8)(ee)(i) Form of PIMCO Variable Insurance Trust Services Agreement by and between American General Life Insurance Company and PIMCO Variable Insurance Trust. (7)

     (8)(ff)(i) Form of Marketing and Administrative Services Support Agreement by and between Putnam Retail Management Limited Partnership and American General Life Insurance Company. (16)

     (8)(gg)(i) Form of Administrative Services Agreement by and among American General Life Insurance Company and SunAmerica Asset Management Corp. (18)

     (8)(gg)(ii) Form of Amendment One to Administrative Services Agreement by and among American General Life Insurance Company and SunAmerica Asset Management Corp. (3)

     (8)(hh)(i) Form of Administrative Services Agreement between Van Kampen Asset Management Inc. and American General Life Insurance Company dated January 1, 2000. (19)

     (8)(hh)(ii) Form of Amendment Three to Administrative Services Agreement between Van Kampen Asset Management Inc. and American General Life Insurance Company dated January 1, 2000. (3)

     (8)(ii) Form of SEC Rule 22c-2 Information Sharing Agreement between AIM and American General Life Insurance Company. (31)

     (8)(jj) Form of SEC Rule 22c-2 Information Sharing Agreement between Alger and American General Life Insurance Company. (31)

     (8)(kk) Form of SEC Rule 22c-2 Information Sharing Agreement between American Century and American General Life Insurance Company.
                   (31)

     (8)(ll) Form of SEC Rule 22c-2 Information Sharing Agreement between Credit Suisse and American General Life Insurance Company.
                   (31)

     (8)(mm) Form of SEC Rule 22c-2 Information Sharing Agreement between Fidelity and American General Life Insurance Company. (31)

     (8)(nn) Form of SEC Rule 22c-2 Information Sharing Agreement between Franklin Templeton and American General Life Insurance Company. (31)

     (8)(oo) Form of SEC Rule 22c-2 Information Sharing Agreement between Janus and American General Life Insurance Company. (31)

     (8)(pp) Form of SEC Rule 22c-2 Information Sharing Agreement between J.P. Morgan and American General Life Insurance Company. (31)

     (8)(qq) Form of SEC Rule 22c-2 Information Sharing Agreement between MFS and American General Life Insurance Company. (31)

     (8)(rr) Form of SEC Rule 22c-2 Information Sharing Agreement between Neuberger Berman and American General Life Insurance Company.
                   (31)

     (8)(ss) Form of SEC Rule 22c-2 Information Sharing Agreement between Oppenheimer and American General Life Insurance Company. (31)

     (8)(tt) Form of SEC Rule 22c-2 Information Sharing Agreement between PIMCO and American General Life Insurance Company. (31)

     (8)(uu) Form of SEC Rule 22c-2 Information Sharing Agreement between Pioneer and American General Life Insurance Company. (31)

     (8)(vv) Form of SEC Rule 22c-2 Information Sharing Agreement between Putnam and American General Life Insurance Company. (31)

     (8)(ww) Form of SEC Rule 22c-2 Information Sharing Agreement between SunAmerica and American General Life Insurance Company. (31)

     (8)(xx) Form of SEC Rule 22c-2 Information Sharing Agreement between VALIC and American General Life Insurance Company. (31)

     (8)(yy) Form of SEC Rule 22c-2 Information Sharing Agreement between Van Kampen and American General Life Insurance Company. (31)

     (8)(zz) Form of SEC Rule 22c-2 Information Sharing Agreement between Vanguard and American General Life Insurance Company. (31)

     (8)(aaa)(i) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company. (2)

     (8)(aaa)(ii)  Form of Addendum No. 1 to Service and Expense Agreement dated
                   February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated May 21, 1975. (2)

     (8)(aaa)(iii) Form of Addendum No. 2 to Service and Expense Agreement dated
                   February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated September 23, 1975. (2)

     (8)(aaa)(iv)  Form of Addendum No. 24 to Service and Expense Agreement
                   dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated December 30, 1998. (2)

     (8)(aaa)(v) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company and American General Life Companies, effective January 1, 2002. (2)

     (8)(aaa)(vi)  Form of Addendum No. 30 to Service and Expense Agreement
                   dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (2)

     (8)(aaa)(vii) Form of Addendum No. 32 to Service and Expense Agreement
                   dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, American General Life Companies, LLC and American General Equity Services Corporation, effective May 1, 2004. (27)

     (9) Opinion and Consent of Lauren W. Jones, Esq., Deputy General Counsel of American General Life Companies, LLC. (3)

     (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers, LLP. (Filed herewith)

     (11)          Not applicable.

     (12)          Not applicable.

------------------------------------------------------

(1) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 002-49805) of American General Life Insurance Company Separate Account D filed on December 6, 1973.

(2) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2004.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D on December 17, 2003.

(4) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(5) Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.

(6) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D on October 16, 2000.

(7) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

(8) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-102299) of American General Life Insurance Company Separate Account VUL-2 filed on December 31, 2002.

(9) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.

(10) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on November 8, 2002.

(11) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.

(12) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1997.

(13) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.

(14) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2000.

(15) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on January 21, 2000.

(16) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-129552) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2006.

(17) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.

(18) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on April 24, 2002.

(19) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on January 20, 2000.

(20) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2001.

(21) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on December 2, 2004.

(22) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2001.

(23) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-129552) of American General Life Insurance Company Separate Account VL-R filed on March 30, 2006.

(24) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on January 23, 2003.

(25) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-103361) of American General Life Insurance Company Separate Account VL-R filed on February 21, 2003.

(26) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2003.

(27) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2005.

(28) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D filed on May 2, 2005.

(29) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on August 12, 2005.

(30) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D filed on May 1, 2006.

(31) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.

(32) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-137817) of American General Life Insurance Company Separate Account VL-R filed on December 14, 2006.

(33) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-144594) of American General Life Insurance Company Separate Account VL-R filed on October 2, 2007.

Item 25. Directors and Officers of the Depositor

Name and Principal          Positions and Offices with Depositor
Business Address            American General Life Insurance Company
-------------------------   ----------------------------------------------------
Rodney O. Martin, Jr.       Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

M. Bernard Aidinoff         Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David R. Armstrong          Director, President-AIG Benefit Solutions Profit
3600 Route 66               Center
Neptune, NJ 07754-1580

Mary Jane B. Fortin         Director, Executive Vice President and Chief
2929 Allen Parkway          Financial Officer
Houston, TX 77019

David L. Herzog             Director
70 Pine Street
New York, NY 10270

Richard A. Hollar           Director, President-Life Profit Center and Chief
750 West Virginia Street    Executive Officer-Life Profit Center
Milwaukee, WI 53204

Royce G. Imhoff, II         Director, President-Independent Distribution
2929 Allen Parkway
Houston, TX 77019

David W. O'Leary            Director, President-Specialty Markets Group and
2929 Allen Parkway          Chief Executive Officer-Specialty Markets Group
Houston, TX  77019

Gary D. Reddick             Director
2929 Allen Parkway
Houston, TX 77019

Christopher J. Swift        Director
2929 Allen Parkway
Houston, TX 77019

Name and Principal          Positions and Offices with Depositor
Business Address            American General Life Insurance Company
-------------------------   ----------------------------------------------------
James W. Weakley            Director
2929 Allen Parkway
Houston, TX 77019

Matthew E. Winter           Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

John Gatesman               President-Affluent and Corporate Markets Group
2727-A Allen Parkway
Houston, TX 77019

Dennis Roberts              President-Independent Agency Group
2929 Allen Parkway
Houston, TX 77019

Richard C. Schuettner       President-AIG Life Brokerage Profit Center
750 West Virginia Street
Milwaukee, WI 53204

Durr Sexton                 President-Annuity Profit Center
2929 Allen Parkway
Houston, TX 77019

Robert E. Steele            President-Structured Settlements
205 E. 10th Avenue
Amarillo, TX 79101

Don M. Ward                 President-Financial Institution Marketing Group
2929 Allen Parkway
Houston, TX 77019

Rebecca G. Campbell         Executive Vice President-Human Resources
2929 Allen Parkway
Houston, TX 77019

Jeffrey H. Carlson          Executive Vice President and Chief Information
2929 Allen Parkway          Officer
Houston, TX 77019

Rodney N. Hook              Executive Vice President-AIG Benefit Solutions
3600 Route 66               Profit Center and Chief Risk Officer-AIG Benefit
Neptune, NJ  07754          Solutions Profit Center

Name and Principal          Positions and Offices with Depositor
Business Address            American General Life Insurance Company
-------------------------   ----------------------------------------------------
Gary Parker                 Executive Vice President and Chief Product Officer
2929 Allen Parkway
Houston, TX  77019

Dan E. Trudan               Executive Vice President and Chief Operations
2929 Allen Parkway          Officer
Houston, TX 77019

Steven D. Anderson          Senior Vice President-Life Profit Center &
2929 Allen Parkway          Independent Distribution and Chief Financial Officer
Houston, TX 77019           -Life Profit Center & Independent Distribution

Erik A. Baden               Senior Vice President-Strategic Marketing and
2929 Allen Parkway          Business Development
Houston, TX 77019

Wayne A. Barnard            Senior Vice President and Illustration Actuary
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein         Senior Vice President and Chief and Appointed
2727-A Allen Parkway        Actuary
Houston, TX 77019

Don Cummings                Senior Vice President and Chief Accounting Officer
2727-A Allen Parkway
Houston, TX 77019

James A. Galli              Senior Vice President and Chief Business Development
70 Pine Street              Officer
New York, NY 10270

Robert M. Goldbloom         Senior Vice President-Terminal Funding Annuities
70 Pine Street
New York, NY 10270

William F. Guterding        Senior Vice President
70 Pine Street
New York, NY 10270

Robert F. Herbert, Jr.      Senior Vice President, Treasurer and Controller
2727-A Allen Parkway
Houston, TX 77019

Name and Principal          Positions and Offices with Depositor
Business Address            American General Life Insurance Company
-------------------------   ----------------------------------------------------
Kyle L. Jennings            Senior Vice President and General Counsel
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson           Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Glen D. Keller              Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Stephen Kennedy             Senior Vice President
750 West Virginia Street
Milwaukee, WI 53204

Frank A. Kophamel           Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Simon J. Leech              Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Charles L. Levy             Senior Vice President and Medical Director
2727-A Allen Parkway
Houston, TX 77019

Kent D. Major               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Edmund D. McClure           Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard D. McFarland        Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark R. McGuire             Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Name and Principal          Positions and Offices with Depositor
Business Address            American General Life Insurance Company
-------------------------   ----------------------------------------------------
Laura W. Milazzo            Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Lawrence J. O'Brien         Senior Vice President, Chief Marketing Officer-
2929 Allen Parkway          Independent Agency Group
Houston, TX 77019

William J. Packer           Senior Vice President
3600 Route 66
Neptune, NJ 07754

John W. Penko               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Frederic R. Yopps           Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Chris Ayers                 Vice President
2727-A Allen Parkway
Houston, TX 77019

Edward F. Bacon             Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel              Vice President
2727-A Allen Parkway
Houston, TX 77019

Michael B. Boesen           Vice President
2727-A Allen Parkway
Houston, TX 77019

Timothy H. Bolden           Vice President and Chief Compliance Officer
2727-A Allen Parkway
Houston, TX 77019

Laura J. Borowski           Vice President
750 West Virginia St.
Milwaukee, WI 53204

Name and Principal          Positions and Offices with Depositor
Business Address            American General Life Insurance Company
-------------------------   ----------------------------------------------------
James B. Brown              Vice President
2727 Allen Parkway
Houston, TX 77019

David W. Butterfield        Vice President
3600 Route 66
Neptune, NJ 07754

Valerie A. Childrey         Vice President and Medical Director
750 West Virginia Street
Milwaukee, WI 53204

Mark E. Childs              Vice President
2727-A Allen Parkway
Houston, TX 77019

Robert M. Cicchi            Vice President
2727-A Allen Parkway
Houston, TX 77019

James Cortiglia             Vice President
3600 Route 66
Neptune, NJ 07754

Steven A. Dmytrack          Vice President
2929 Allen Parkway
Houston, TX 77019

Elizabeth Dobbs             Vice President
2727 Allen Parkway
Houston, TX 77019

Douglas M. Donnenfield      Vice President
750 West Virginia Street
Milwaukee, WI 53204

Timothy M. Donovan          Vice President
2929 Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi         Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

Name and Principal          Positions and Offices with Depositor
Business Address            American General Life Insurance Company
-------------------------   ----------------------------------------------------
John T. Fieler              Vice President and Medical Director
2727-A Allen Parkway
Houston, TX 77019

Patrick S. Froze            Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

Brad J. Gabel               Vice President
750 West Virginia Street
Milwaukee, WI 53204

Frederick J. Garland, Jr.   Vice President
2727-A Allen Parkway
Houston, TX 77019

Liza Glass                  Vice President
2727-A Allen Parkway
Houston, TX 77019

Leo W. Grace                Vice President and Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Richard L. Gravette         Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer        Vice President
3051 Hollis Drive
Springfield, IL 62704

Daniel J. Gutenberger       Vice President and Medical Director
750 West Virginia Street
Milwaukee, WI 53204

Joel H. Hammer              Vice President
70 Pine Street
New York, NY 10270

D. Leigh Harrington         Vice President
2929 Allen Parkway
Houston, TX 77019

Name and Principal          Positions and Offices with Depositor
Business Address            American General Life Insurance Company
-------------------------   ----------------------------------------------------
Keith C. Honig              Vice President
1999 Avenue of the Stars
Los Angeles, CA 90067

Stephen D. Howard           Vice President
2727-A Allen Parkway
Houston, TX 77019

Janna M. Hubble             Vice President
2929 Allen Parkway
Houston, TX 77019

Donald E. Huffner           Vice President and Real Estate Investment Officer
70 Pine Street
New York, NY 10270

Walter P. Irby              Vice President-Specialty Marketing Group and Chief
2929 Allen Parkway          Financial Officer-Specialty Marketing Group
Houston, TX 77019

Sharla A. Jackson           Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Michael J. Krugel           Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

Robert J. Ley               Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

Gwendolyn J. Mallett        Vice President
2727 Allen Parkway
Houston, TX 77019

W. Larry Mask               Vice President, Real Estate Investment Officer and
2929 Allen Parkway          Assistant Secretary
Houston, TX 77019

Melvin C. McFall            Vice President
2727-A Allen Parkway
Houston, TX 77019

Name and Principal          Positions and Offices with Depositor
Business Address            American General Life Insurance Company
-------------------------   ----------------------------------------------------
Beverly A. Meyer            Vice President
750 West Virginia Street
Milwaukee, WI 53204

Candace A. Michael          Vice President
2727 Allen Parkway
Houston, TX 77019

Anne K. Milio               Vice President
2727 Allen Parkway
Houston, TX 77019

Sylvia A. Miller            Vice President
3051 Hollis Drive
Springfield, IL 62704

Michael R. Murphy           Vice President
750 West Virginia Street
Milwaukee, WI 53204

David W. Napoli             Vice President
2727 Allen Parkway
Houston, TX 77019

Carl T. Nichols             Vice President and Medical Director
205 E. 10th Avenue
Amarillo, TX 79101

Deanna D. Osmonson          Vice President and Chief Privacy Officer
2727-A Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.        Vice President, Real Estate Investment Officer and
2929 Allen Parkway          Assistant Secretary
Houston, TX 77019

Lori J. Payne               Vice President
2929 Allen Parkway
Houston, TX 77019

Cathy A. Percival           Vice President and Medical Director
2727-A Allen Parkway
Houston, TX 77019

Name and Principal          Positions and Offices with Depositor
Business Address            American General Life Insurance Company
-------------------------   ----------------------------------------------------
Andrew J. Rasey             Vice President
2727 Allen Parkway
Houston, TX  77019

Rodney E. Rishel            Vice President
American General Center
2000 American General Way
Brentwood, TN 37027

Terri Robbins               Vice President
175 Water Street
New York, NY 10038

Walter J. Rudecki, Jr.      Vice President
2929 Allen Parkway
Houston, TX 77019

John Rugel                  Vice President
750 West Virginia Street
Milwaukee, WI 53204

Dale W. Sachtleben          Vice President
3051 Hollis Drive
Springfield, IL 62704

Richard W. Scott            Vice President and Chief Investment Officer
70 Pine Street
New York, NY 10270

Michael C. Sibley           Vice President
Walnut Glen Tower
8144 Walnut Hill Lane
Dallas, TX 75231

T. Clay Spires              Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Dale A. Stewart             Vice President and General Auditor
2727-A Allen Parkway
Houston, TX 77019

Name and Principal          Positions and Offices with Depositor
Business Address            American General Life Insurance Company
-------------------------   ----------------------------------------------------
Gregory R. Thornton         Vice President
3051 Hollis Drive
Springfield, IL 62704

Veronica Torralba           Vice President
2929 Allen Parkway
Houston, TX 77019

Sarah Van Beck              Vice President
2727-A Allen Parkway
Houston, TX 77019

Christian D. Weiss          Vice President
3051 Hollis Drive
Springfield, IL 62704

Cynthia P. Wieties          Vice President
2929 Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck           Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones             Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 26. Table of subsidiaries of AIG can be found as Exhibit 21 in Form 10-K, SEC file Number 001-08787, accession number 0000950123-08-002280, filed February 28, 2008.

                               Subsidiaries of AIG

                                                                                                 Percentage
                                                                                                  of Voting
                                                                                                 Securities
                                                                              Jurisdiction of      held by
                                                                               Incorporation     Immediate
As of December 31, 2007                                                       or Organization   Parent/(1)/
---------------------------------------------------------------------------   ---------------   -----------
American International Group, Inc./(2)/                                              Delaware        /(3)/
   AIG Capital Corporation                                                           Delaware     100
      AIG Capital India Private Limited                                                 India   99.99/(4)/
         AIG Global Asset Management Company (India) Private Limited                    India      99/(5)/
      AIG Consumer Finance Group, Inc.                                               Delaware     100
         AIG Bank Polska S.A.                                                          Poland   99.92
         AIG Credit SA                                                                 Poland     100
         Compania Financiera Argentina S.A.                                         Argentina     100
      AIG Credit Corp.                                                               Delaware     100
         A.I. Credit Consumer Discount Company                                   Pennsylvania     100
         A.I. Credit Corp.                                                      New Hampshire     100
         AICCO, Inc.                                                                 Delaware     100
         AICCO, Inc.                                                               California     100
         AIG Credit Corp. of Canada                                                    Canada     100
         Imperial Premium Funding, Inc.                                              Delaware     100
      AIG Equipment Finance Holdings, Inc.                                           Delaware     100
         AIG Commercial Equipment Finance, Inc.                                      Delaware     100
            AIG Commercial Equipment Finance Company, Canada                           Canada     100
         AIG Rail Services, Inc.                                                     Delaware     100
      AIG Finance Holdings, Inc.                                                     New York     100
         AIG Finance (Hong Kong) Limited                                            Hong Kong     100
      American General Finance, Inc.                                                  Indiana     100
         American General Auto Finance, Inc.                                         Delaware     100
         American General Finance Corporation                                         Indiana     100
            Merit Life Insurance Co.                                                  Indiana     100
            MorEquity, Inc.                                                            Nevada     100
               Wilmington Finance, Inc.                                              Delaware     100
            Ocean Finance and Mortgages Limited                                       England     100
            Yosemite Insurance Company                                                Indiana     100
               CommoLoCo, Inc.                                                    Puerto Rico     100
      American General Financial Services of Alabama, Inc.                           Delaware     100
      AIG Global Asset Management Holdings Corp.                                     Delaware     100
         AIG Asset Management Services, Inc.                                         Delaware     100
         AIG Capital Partners, Inc.                                                  Delaware     100
         AIG Equity Sales Corp.                                                      New York     100
         AIG Global Investment Corp.                                               New Jersey     100
         AIG Global Real Estate Investment Corp.                                     Delaware     100
         AIG Securities Lending Corp.                                                Delaware     100
         Brazos Capital Management, L.P.                                             Delaware     100
      International Lease Finance Corporation                                      California   67.23/(6)/
   AIG Egypt Insurance Company S.A.E.                                                   Egypt   90.05/(7)/
   AIG Federal Savings Bank                                                               USA     100
   AIG Financial Advisor Services, Inc.                                              Delaware     100
      AIG Global Investment (Luxembourg) S.A.                                      Luxembourg     100
   AIG Financial Products Corp.                                                      Delaware     100

                               Subsidiaries of AIG

                                                                                                 Percentage
                                                                                                  of Voting
                                                                                                 Securities
                                                                              Jurisdiction of      held by
                                                                               Incorporation     Immediate
As of December 31, 2007                                                       or Organization   Parent/(1)/
---------------------------------------------------------------------------   ---------------   -----------
      AIG Matched Funding Corp.                                                      Delaware     100
      Banque AIG                                                                       France      90/(8)/
   AIG Funding, Inc.                                                                 Delaware     100
   AIG Global Trade & Political Risk Insurance Company                             New Jersey     100
   AIG Israel Insurance Company Ltd.                                                   Israel   50.01
   AIG Kazakhstan Insurance Company                                                Kazakhstan      60
AIG Life Holdings (International) LLC                                                Delaware     100
      AIG Star Life Insurance Co., Ltd.                                                 Japan     100
      American International Reinsurance Company, Ltd.                                Bermuda     100
         AIG Edison Life Insurance Company                                              Japan      90/(9)/
         American International Assurance Company, Limited                          Hong Kong     100
         American International Assurance Company (Australia) Limited               Australia     100
         American International Assurance Company (Bermuda) Limited                   Bermuda     100
            American International Assurance Co. (Vietnam) Limited                    Vietnam     100
            Tata AIG Life Insurance Company Limited                                     India      26
         Nan Shan Life Insurance Company, Ltd.                                         Taiwan   95.27
AIG Life Holdings (US), Inc.                                                            Texas     100
      AGC Life Insurance Company                                                     Missouri     100
         AIG Annuity Insurance Company                                                  Texas     100
         AIG Life Holdings (Canada), ULC                                               Canada     100
            AIG Assurance Canada                                                       Canada     100
            AIG Life Insurance Company of Canada                                       Canada     100
         AIG Life of Bermuda, Ltd.                                                    Bermuda     100
         AIG Life Insurance Company                                                  Delaware     100
         American General Life and Accident Insurance Company                       Tennessee     100
            Volunteer Vermont Holdings, LLC                                           Vermont     100
               Volunteer Vermont Reinsurance Company                                  Vermont     100
         American General Life Insurance Company                                        Texas     100
            AIG Enterprise Services, LLC                                             Delaware     100
            American General Annuity Service Corporation                                Texas     100
            American General Life Companies, LLC                                     Delaware     100
            The Variable Annuity Life Insurance Company                                 Texas     100
               AIG Retirement Services Company                                          Texas     100
         American International Life Assurance Company of New York                   New York     100
         American General Bancassurance Services, Inc.                               Illinois     100
         American General Property Insurance Company                                Tennessee   51.85/(10)/
            American General Property Insurance Company of Florida                    Florida     100
      The United States Life Insurance Company in the City of New York               New York     100
American General Assurance Company                                                   Illinois     100
      American General Indemnity Company                                             Illinois     100
      American General Investment Management Corporation                             Delaware     100
      American General Realty Investment Corporation                                    Texas     100
      Knickerbocker Corporation                                                         Texas     100
AIG Life Insurance Company of Puerto Rico                                         Puerto Rico     100
AIG Life Insurance Company (Switzerland) Ltd.                                     Switzerland     100

                               Subsidiaries of AIG

                                                                                                 Percentage
                                                                                                  of Voting
                                                                                                 Securities
                                                                              Jurisdiction of      held by
                                                                               Incorporation     Immediate
As of December 31, 2007                                                       or Organization   Parent/(1)/
---------------------------------------------------------------------------   ---------------   -----------
AIG Liquidity Corp.                                                                  Delaware     100
AIG Privat Bank AG                                                                Switzerland     100
AIG Property Casualty Group, Inc.                                                    Delaware     100
      AIG Commercial Insurance Group, Inc.                                           Delaware     100
         AIG Aviation, Inc.                                                           Georgia     100
         AIG Casualty Company                                                    Pennsylvania     100
         AIG Risk Management, Inc.                                                   New York     100
         AIU Insurance Company                                                       New York      52/(11)/
            AIG General Insurance Company China Limited                                 China     100
            AIG General Insurance (Taiwan) Co., Ltd.                                   Taiwan     100
         American Home Assurance Company                                             New York     100
            AIG General Insurance (Malaysia) Berhad                                  Malaysia     100
            AIG Hawaii Insurance Company, Inc.                                         Hawaii     100
               American Pacific Insurance Company, Inc.                                Hawaii     100
            American International Realty Corp.                                      Delaware    31.5/(12)/
            Pine Street Real Estate Holdings Corp.                              New Hampshire   31.47/(13)/
            Transatlantic Holdings, Inc.                                             Delaware   33.24/(14)/
               Transatlantic Reinsurance Company                                     New York     100
               Putnam Reinsurance Company                                            New York     100
               Trans Re Zurich                                                    Switzerland     100
         American International Surplus Lines Agency, Inc.                         New Jersey     100
         Audubon Insurance Company                                                  Louisiana     100
            Agency Management Corporation                                           Louisiana     100
               The Gulf Agency, Inc.                                                  Alabama     100
            Audubon Indemnity Company                                             Mississippi     100
         Commerce and Industry Insurance Company                                     New York     100
            American International Insurance Company                                 New York      50/(15)/
               AIG Advantage Insurance Company                                      Minnesota     100
               American International Insurance Company of California, Inc.        California     100
               American International Insurance Company of New Jersey              New Jersey     100
         Commerce and Industry Insurance Company of Canada                             Canada     100
         The Insurance Company of the State of Pennsylvania                      Pennsylvania     100
         Landmark Insurance Company                                                California     100
         National Union Fire Insurance Company of Pittsburgh, Pa                 Pennsylvania     100
            AIG Domestic Claims, Inc.                                                Delaware     100
            American International Specialty Lines Insurance Company                 Illinois      70/(16)/
            Lexington Insurance Company                                              Delaware      70/(17)/
               AIG Centennial Insurance Company                                  Pennsylvania     100
               AIG Auto Insurance Company of New Jersey                            New Jersey     100
               AIG Preferred Insurance Company                                   Pennsylvania     100
               AIG Premier Insurance Company                                     Pennsylvania     100
               AIG Indemnity Insurance Company                                   Pennsylvania     100
               JI Accident & Fire Insurance Company, Ltd.                               Japan      50
            National Union Fire Insurance Company of Louisiana                      Louisiana     100
            National Union Fire Insurance Company of Vermont                          Vermont     100

                               Subsidiaries of AIG

                                                                                                 Percentage
                                                                                                  of Voting
                                                                                                 Securities
                                                                              Jurisdiction of      held by
                                                                               Incorporation     Immediate
As of December 31, 2007                                                       or Organization   Parent/(1)/
---------------------------------------------------------------------------   ---------------   -----------
            21st Century Insurance Group                                             Delaware      32/(18)/
               21st Century Casualty Company                                       California     100
               21st Century Insurance Company                                      California     100
               21st Century Insurance Company of the Southwest                          Texas     100
            AIG Excess Liability Insurance Company Ltd.                              Delaware     100
               AIG Excess Liability Insurance International Limited                   Ireland     100
         New Hampshire Insurance Company                                         Pennsylvania     100
            AI Network Corporation                                                   Delaware     100
            AIG Europe, S.A.                                                           France   70.48/(19)/
            American International Pacific Insurance Company                         Colorado     100
            American International South Insurance Company                       Pennsylvania     100
            Granite State Insurance Company                                      Pennsylvania     100
            Illinois National Insurance Co.                                          Illinois     100
            New Hampshire Indemnity Company, Inc.                                Pennsylvania     100
               AIG National Insurance Company, Inc.                                  New York     100
            New Hampshire Insurance Services, Inc.                              New Hampshire     100
         Risk Specialists Companies, Inc.                                            Delaware     100
         HSB Group, Inc.                                                             Delaware     100
         The Hartford Steam Boiler Inspection and Insurance Company               Connecticut     100
         The Hartford Steam Boiler Inspection and Insurance Company of
         Connecticut                                                              Connecticut     100
         HSB Engineering Insurance Limited                                            England     100
            The Boiler Inspection and Insurance Company of Canada                      Canada     100
         United Guaranty Corporation                                           North Carolina   36.31/(20)/
         A.I.G. Mortgage Holdings Israel, Ltd.                                         Israel   87.32
           E.M.I. - Ezer Mortgage Insurance Company, Ltd.                              Israel     100
         AIG United Guaranty Agenzia Di Assirazione S.R.L                               Italy     100
         AIG United Guaranty Insurance (Asia) Limited                               Hong Kong     100
         AIG United Guaranty Mexico, S.A.                                              Mexico     100
         AIG United Guaranty Mortgage Insurance Company Canada                         Canada     100
         AIG United Guaranty Re, Ltd.                                                 Ireland     100
         United Guaranty Insurance Company                                     North Carolina     100
         United Guaranty Mortgage Insurance Company                            North Carolina     100
         United Guaranty Mortgage Insurance Company of North Carolina          North Carolina     100
         United Guaranty Partners Insurance Company                                   Vermont     100
         United Guaranty Residential Insurance Company                         North Carolina   75.03/(21)/
            United Guaranty Credit Insurance Company                           North Carolina     100
            United Guaranty Commercial Insurance Company of North
            Carolina                                                           North Carolina     100
            United Guaranty Mortgage Indemnity Company                         North Carolina     100
         United Guaranty Residential Insurance Company of North Carolina       North Carolina     100
         United Guaranty Services, Inc.                                        North Carolina     100
         AIG Marketing, Inc.                                                         Delaware     100
         American International Insurance Company of Delaware                        Delaware     100
      Hawaii Insurance Consultants, Ltd.                                               Hawaii     100

                               Subsidiaries of AIG

                                                                                                 Percentage
                                                                                                  of Voting
                                                                                                 Securities
                                                                              Jurisdiction of      held by
                                                                               Incorporation     Immediate
As of December 31, 2007                                                       or Organization   Parent/(1)/
---------------------------------------------------------------------------   ---------------   -----------
         AIG Retirement Services, Inc.                                               Delaware     100
         SunAmerica Life Insurance Company                                            Arizona     100
         SunAmerica Investments, Inc.                                                 Georgia      70/(22)/
            AIG Advisor Group, Inc.                                                  Maryland     100
               AIG Financial Advisors, Inc.                                          Delaware     100
               Advantage Capital Corporation                                         New York     100
               American General Securities Incorporated                                 Texas     100
               FSC Securities Corporation                                            Delaware     100
               Royal Alliance Associates, Inc.                                       Delaware     100
         AIG SunAmerica Life Assurance Company                                        Arizona     100
            AIG SunAmerica Asset Management Corp.                                    Delaware     100
               AIG SunAmerica Capital Services, Inc.                                 Delaware     100
         First SunAmerica Life Insurance Company                                     New York     100
         AIG Global Services, Inc.                                              New Hampshire     100
         AIG Trading Group Inc.                                                      Delaware     100
         AIG International Inc.                                                      Delaware     100
         AIU Holdings LLC                                                            Delaware     100
         AIG Central Europe & CIS Insurance Holdings Corporation                     Delaware     100
         AIG Bulgaria Insurance and Reinsurance Company EAD                          Bulgaria     100
         AIG Czech Republic pojistovna, a.s.                                   Czech Republic     100
         AIG Memsa Holdings, Inc.                                                    Delaware     100
         AIG Hayleys Investment Holdings (Private) Ltd.                             Sri Lanka      80
            Hayleys AIG Insurance Company Limited                                   Sri Lanka     100
         AIG Iraq, Inc.                                                              Delaware     100
         AIG Lebanon S.A.L.                                                           Lebanon     100
         AIG Libya, Inc.                                                             Delaware     100
         AIG Sigorta A.S.                                                              Turkey     100
         Tata AIG General Insurance Company Limited                                     India      26
         AIU Africa Holdings, Inc.                                                   Delaware     100
         AIG Kenya Insurance Company Limited                                            Kenya   66.67
         AIU North America, Inc.                                                     New York     100
         American International Underwriters Corporation                             New York     100
   American International Underwriters Overseas, Ltd.                                 Bermuda     100
      A.I.G. Colombia Seguros Generales S.A.                                         Colombia      94/23)/
      AIG Brasil Companhia de Seguros S.A.                                             Brazil      50
      AIG Europe (Ireland) Limited                                                    Ireland     100
      AIG General Insurance (Thailand) Ltd.                                          Thailand     100
      AIG General Insurance (Vietnam) Company Limited                                 Vietnam     100
      AIG MEMSA Insurance Company Limited                                         United Arab
                                                                                     Emirates     100
      AIG UK Holdings Limited                                                         England    82.8/(24)/
         AIG Germany Holding GmbH                                                     Germany     100
            Wurttembergische und Badische Versicherungs-AG                            Germany     100
               DARAG Deutsche Versicherungs-und
               Ruckversicherungs-Aktiengesellschaft                                   Germany     100

                               Subsidiaries of AIG

                                                                                                 Percentage
                                                                                                  of Voting
                                                                                                 Securities
                                                                              Jurisdiction of      held by
                                                                               Incorporation     Immediate
As of December 31, 2007                                                       or Organization   Parent/(1)/
---------------------------------------------------------------------------   ---------------   -----------
         AIG UK Financing Limited                                                     England     100
            AIG UK Sub Holdings Limited                                               England     100
               AIG UK Limited                                                         England     100
               AIG UK Services Limited                                                England     100
      AIG Takaful - Enaya B.S.C.                                                      Bahrain     100
      American International Insurance Company of Puerto Rico                     Puerto Rico     100
      Arabian American Insurance Company (Bahrain) E.C.                               Bahrain     100
      La Meridional Compania Argentina de Seguros S.A.                              Argentina     100
      La Seguridad de Centroamerica Compania de Seguros S.A.                        Guatemala     100
      Richmond Insurance Company Limited                                              Bermuda     100
      Underwriters Adjustment Company, Inc.                                            Panama     100
   American Life Insurance Company                                                   Delaware     100
      AIG Life Bulgaria Zhivotozastrahovatelna Druzhestvo .A.D.                      Bulgaria     100
      ALICO, S.A.                                                                      France     100
      First American Polish Life Insurance and Reinsurance Company, S.A.               Poland     100
      Inversiones Interamericana S.A.                                                   Chile   99.99
      Pharaonic American Life Insurance Company                                         Egypt   74.87/(25)/
      Unibanco AIG Seguros S.A.                                                        Brazil   46.06/(26)/
   American Security Life Insurance Company, Ltd.                                Lichtenstein     100
   Delaware American Life Insurance Company                                          Delaware     100
   Mt. Mansfield Company, Inc.                                                        Vermont     100
   The Philippine American Life and General Insurance Company                     Philippines   99.78
      Pacific Union Assurance Company                                              California     100
      Philam Equitable Life Assurance Company, Inc.                               Philippines      95
      Philam Insurance Company, Inc.                                              Philippines     100

----------------------------------------------
(1)  Percentages include directors' qualifying shares.
(2) All subsidiaries listed are consolidated in the financial statements of AIG as filed in its Form 10-K on February 28, 2008. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
(3) The common stock is owned approximately 14.1 percent by C.V. Starr & Co., Inc., Edward E. Matthews, Maurice R. and Corinne P. Greenberg Joint Tenancy Company, LLC, Starr International Company, Inc., The Maurice R. Greenberg and Corinne P. Greenberg Family Foundation, Inc. and the Universal Foundation, Inc.
(4)  Also owned 0.01 percent by AIG Global Investment Corp.
(5)  Also owned 1 percent by AIG Capital Corporation.
(6) Also owned 32.77 percent by National Union Fire Insurance Company of Pittsburgh, Pa.
(7)  Also owned 4.69 percent by AIG Memsa Holdings, Inc.
(8)  Also owned 10 percent by AIG Matched Funding Corp.
(9)  Also owned 10 percent by a subsidiary of American Life Insurance Company.
(10) Also owned 48.15 percent by American General Life and Accident Insurance Company.
(11) Also owned 8 percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of the Pittsburgh, Pa., and 8 percent by AIG Casualty Company.
(12) Also owned by 11 other AIG subsidiaries.
(13) Also owned by 11 other AIG subsidiaries.
(14) Also owned 25.78 percent by AIG.

(15) Also owned 25 percent by American Home Assurance Company and 25 percent by AIU Insurance Company.
(16) Also owned 20 percent by the Insurance Company of the State of Pennsylvania and 10 percent by AIG Casualty Company.
(17) Also owned 20 percent by the Insurance Company of the State of Pennsylvania and 10 percent by AIG Casualty Company.
(18) Also owned 16.3 percent by American Home Assurance Company, 31.1 percent by Commerce and Industry Insurance Company and 20.6 percent by New Hampshire Insurance Company.
(19) 100 percent held together with AIG companies.
(20) Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and
     0.86 percent by The Insurance Company of the State of Pennsylvania.
(21) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.
(22) Also owned 30 percent by AIG Retirement Services, Inc.
(23) Also owned 3.24 percent by American International Underwriters de Colombia Ltd.
(24) Also owned 5.6 percent by American International Company, Limited, 2.5 percent by AIG Europe /(Ireland)/ Ltd., 8.5 percent by American International Underwriters Overseas Association and 0.6 percent by New Hampshire Insurance Company.
(25) Also owned 7.5 percent by AIG Egypt Insurance Company.
(26) Also owned 0.92 percent by American International Underwriters Overseas,
     Ltd.

The Registrant is a separate account of American General Life Insurance Company (Depositor).

Item 27. Number of Contract Owners

As of March 31, 2008, there were zero owners of contracts of the class covered by this registration statement, zero qualified contracts and zero non-qualified contracts.

Item 28. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

American General Life Insurance Company

Except as otherwise required by applicable law:

(a) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or on behalf of the company) by reason of the fact that he is or was director, officer, or employee or agent of the company, or is or was serving at the request of the company as director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding; provided that he (1) acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company; and, (2) with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, by itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was lawful.

(b) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or on behalf of the company to procure a judgment in the company's favor, by reason of the fact that he is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments and amounts paid in settlement actually and reasonably incurred by him in connection with the defense or settlement of such action, suit or proceeding; provided that he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company unless and only to the extent that the court in which such action, suit or proceeding was brought or any other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

(c) To the extent that a director, officer, or employee or agent of the company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in paragraphs (a) and (b) above, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

(d) Any indemnification under paragraphs (a) and (b) above (unless ordered by a court or made pursuant to a determination by a court as hereinafter provided) shall be made by the company upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances and he has met the applicable standard of conduct set forth in paragraphs (a) and (b). Such determination shall be made (1) by the Board by a majority of a quorum consisting of directors who were not parties to such action, suit or proceeding (disinterested), or (2) by a committee of disinterested directors designated by majority vote of disinterested directors, even though less than a quorum, or (3) by independent legal counsel in a written opinion, and such legal counsel was selected by a majority vote of a quorum of the disinterested directors, or (4) by the stockholders. In the absence of a determination that indemnification is proper, the director, officer or employee may apply to the court conducting the proceeding or another court of competent jurisdiction which shall determine whether the director, officer, employee or agent has met the applicable standard of conduct set forth in paragraphs (a) and (b). If the court shall so determine, indemnification shall be made under paragraph (a) or (b) as the case may be.

(e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the company in advance of the final disposition of such action, suit or proceeding as authorized by the Board in the manner provided in paragraph (d) upon receipt of a written instrument acceptable to the Board by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the company as authorized in this section.

(f) The indemnification provided by the company's By-Laws shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any agreement, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit or the heirs, executors and administrators of such a person.

(g) The company shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company, or enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the company would have the power to indemnify him against such liability under the provisions of the company's By-Laws.

Item 29. Principal Underwriters

(a) Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for American General Life Insurance Company Separate Account A, American General Life Insurance Company Separate Account VA-1 and American General Life Insurance Company Separate Account VA-2, which all offer interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for American General Life Insurance Company Separate Account VUL and American General Life Insurance Company Separate Account VUL-2, which all offer interests in flexible premium variable life insurance policies. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American General Life Insurance Company affiliates.

(b) The following information is provided for each director and officer of the principal underwriter:

Name and Principal       Positions and Offices with Underwriter
Business Address         American General Equity Services Corporation
----------------------   -------------------------------------------------------
Matthew E. Winter        Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX  77019

Name and Principal       Positions and Offices with Underwriter
Business Address         American General Equity Services Corporation
----------------------   -------------------------------------------------------
Mark R. McGuire          Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

David W. O'Leary         Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Larry Blews              Vice President and Chief Compliance Officer
2727-A Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.   Vice President
2727-A Allen Parkway
Houston, TX 77019

Deanna D. Osmonson       Vice President and Anti-Money Laundering Compliance
2727 Allen Parkway       Officer
Houston, TX 77019

T. Clay Spires           Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Rhonda Washington        Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck        Secretary
70 Pine Street
New York, NY 10270

Amy Marie Cinquegrana    Assistant Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones          Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Name and Principal       Positions and Offices with Underwriter
Business Address         American General Equity Services Corporation
----------------------   -------------------------------------------------------
John D. Fleming          Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore         Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

(c) Compensation From the Registrant.

                    Net Underwriting
Name of Principal   Discounts and      Compensation on   Brokerage
Underwriter         Commissions        Redemption        Commissions   Compensation
-----------------   ----------------   ---------------   -----------   ------------
American General            0                 0               0              0
Equity Services
Corporation

Item 30. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Administrative Office located at SPIA Operations 2-D1, 2727-A Allen Parkway, Houston, Texas 77019-2116.

Item 31. Management Services Not Applicable.

Item 32. Undertakings

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Representation Regarding the Reasonableness of Aggregate Fees and Charges Deducted Under the Contracts Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940

American General Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American General Life Insurance Company.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary W. Parker and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account D, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 29th day of April, 2008.

                                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                                    SEPARATE ACCOUNT D
                                    (Registrant)


                                    BY: AMERICAN GENERAL LIFE INSURANCE COMPANY
                                        (On behalf of the Registrant and itself)


                                    BY: ROBERT F. HERBERT, JR.
                                        ----------------------------------------
                                        ROBERT F. HERBERT, JR.
                                        SENIOR VICE PRESIDENT,
                                        TREASURER AND CONTROLLER

                                     AGL-1

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.

Signature                         Title                  Date
---------                         -----                  ----

RODNEY O. MARTIN, JR.   Director and Chairman       April 29, 2008
---------------------   of the Board of Directors
RODNEY O. MARTIN, JR.


MATTHEW E. WINTER       Director, President and     April 29, 2008
-----------------       Chief Executive Officer
MATTHEW E. WINTER


MARY JANE B. FORTIN     Director, Executive         April 29, 2008
-------------------     Vice President and
MARY JANE B. FORTIN     Chief Financial Officer



M. BERNARD AIDINOFF     Director                    April 29, 2008
-------------------
M. BERNARD AIDINOFF


DAVID R. ARMSTRONG      Director                    April 29, 2008
------------------
DAVID R. ARMSTRONG


DAVID L. HERZOG         Director                    April 29, 2008
---------------
DAVID L. HERZOG


RICHARD A. HOLLAR       Director                    April 29, 2008
-----------------
RICHARD A. HOLLAR


ROYCE G. IMHOFF II      Director                    April 29, 2008
------------------
ROYCE G. IMHOFF II

                                     AGL-2

Signature                         Title                  Date
---------                         -----                  ----

DAVID W. O'LEARY        Director                    April 29, 2008
----------------
DAVID W. O'LEARY


GARY D. REDDICK         Director                    April 29, 2008
---------------
GARY D. REDDICK


CHRISTOPHER J. SWIFT    Director                    April 29, 2008
--------------------
CHRISTOPHER J. SWIFT


JAMES W. WEAKLEY        Director                    April 29, 2008
----------------
JAMES W. WEAKLEY

                                     AGL-3

                                  EXHIBIT INDEX

Item 24. Exhibits

     (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

                                       E-1